UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-79327

Pre Effective Amendment No.	☐

Post Effective Amendment No. 17	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT - 9
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Thomas E. Barnes, VP and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2006

It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2006 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Single Premium Immediate Fixed and Variable Annuity Contract

Nationwide Life Insurance Company
Individual Single Premium Immediate Fixed and Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9
The date of this prospectus is May 1, 2006.

This prospectus contains basic information you should understand about the contracts before investing - the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.

The Statement of Additional Information (dated May 1, 2006), which contains additional information about the contracts and the variable account, is filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 29. For general information or to obtain free copies of the Statement of Additional Information, call 1-800-243-6295 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov. Information about this and other Best of America products can be found at: www.nationwidefinancial.com.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC, NCUSIF, or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Annuities that involve investment risk may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

The following is a list of the investment options available under the contract. The information pertaining to the investment options only applies to the portion of your contract designated to provide for variable annuity payments. Any portion of your contract designated to provide for fixed annuity payments may not be reallocated to a variable investment option under the contract. Please refer to your prospectus.

AIM Variable Insurance Funds
• AIM V.I. Basic Value Fund: Series II Shares
• AIM V.I. Capital Appreciation Fund: Series II Shares
• AIM V.I. Capital Development Fund: Series II Shares
American Century Variable Portfolios, Inc.
• American Century VP Mid Cap Value Fund: Class II
• American Century VP Ultra Fund: Class I
• American Century VP Value Fund: Class I*
• American Century VP Vista Fund: Class II
American Century Variable Portfolios II, Inc.
• American Century VP Inflation Protection Fund: Class II
Dreyfus
• Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
• Dreyfus Stock Index Fund, Inc.: Initial Shares
• Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Federated Insurance Series
• Federated Market Opportunity Fund II: Service Shares
• Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund
• VIP Equity-Income Portfolio: Service Class*
• VIP Growth Portfolio: Service Class
• VIP Overseas Portfolio: Service Class R†
Fidelity Variable Insurance Products Fund II
• VIP Contrafund® Portfolio: Service Class
• VIP Investment Grade Bond Portfolio: Service Class*
Fidelity Variable Insurance Products Fund III
• VIP Mid Cap Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund IV
• Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
• Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
• Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
• VIP Natural Resources Portfolio: Service Class 2†
Franklin Templeton Variable Insurance Products Trust
• Franklin Income Securities Fund: Class 2
• Franklin Small Cap Value Securities Fund: Class 2
• Templeton Developing Markets Securities Fund: Class 3†
• Templeton Foreign Securities Fund: Class 3†
• Templeton Global Income Securities Fund: Class 3†
Gartmore Variable Insurance Trust ("GVIT")
• American Funds GVIT Asset Allocation Fund: Class II
• American Funds GVIT Bond Fund: Class II
• American Funds GVIT Global Growth Fund: Class II
• American Funds GVIT Growth Fund: Class II
• Federated GVIT High Income Bond Fund: Class III*†
• Gartmore GVIT Emerging Markets Fund: Class III†
• Gartmore GVIT Global Health Sciences Fund: Class III†
• Gartmore GVIT Global Technology and Communications Fund: Class III†
• Gartmore GVIT Government Bond Fund: Class I
• Gartmore GVIT Investor Destinations Funds: Class II
➢	Gartmore GVIT Investor Destinations Conservative Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderate Fund: Class II

➢	Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Gartmore GVIT Investor Destinations Aggressive Fund: Class II
• Gartmore GVIT Mid Cap Growth Fund: Class I
• Gartmore GVIT Money Market Fund: Class I
• Gartmore GVIT Nationwide® Fund: Class I
• Gartmore GVIT U.S. Growth Leaders Fund: Class I
• GVIT International Index Fund: Class VIII†
• GVIT International Value Fund: Class VI† ( formerly, Dreyfus GVIT International Value Fund: Class VI)
• GVIT Mid Cap Index Fund: Class I ( formerly, Dreyfus GVIT Mid Cap Index Fund: Class I)
• GVIT Small Cap Growth Fund: Class I
• GVIT Small Cap Value Fund: Class I
• GVIT Small Company Fund: Class I
• Van Kampen GVIT Comstock Value Fund: Class I*
• Van Kampen GVIT Multi Sector Bond Fund: Class I*
Janus Aspen Series
• Forty Portfolio: Service Shares
• International Growth Portfolio: Service II Shares†
MFS® Variable Insurance Trust
• MFS Value Series: Service Class
Neuberger Berman Advisers Management Trust
• AMT Fasciano Portfolio: S Class*
• AMT International Portfolio: S Class†
• AMT Limited Maturity Bond Portfolio: I Class*
• AMT Regency Portfolio: S Class
• AMT Socially Responsive Portfolio: I Class
Oppenheimer Variable Account Funds
• Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
• Oppenheimer Global Securities Fund/VA: Class 3†
• Oppenheimer High Income Fund/VA: Service Shares*
• Oppenheimer Main Street Fund®/VA: Non-Service Shares
• Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
T. Rowe Price Equity Series, Inc.
• T. Rowe Price Blue Chip Growth Portfolio: Class II
• T. Rowe Price Equity Income Portfolio: Class II
• T. Rowe Price Limited Term Bond Portfolio: Class II
Van Kampen
The Universal Institutional Funds, Inc.
• Core Plus Fixed Income Portfolio: Class II*
• U.S. Real Estate Portfolio: Class I

The following investment options are only available in contracts for which good order applications were received before May 1, 2004:

AllianceBernstein Variable Products Series Fund, Inc.
• AllianceBernstein Growth and Income Portfolio: Class B
• AllianceBernstein Small/Mid Cap Value Portfolio: Class B
American Century Variable Portfolios, Inc.
• American Century VP Income & Growth Fund: Class I
Dreyfus
• Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares
Federated Insurance Series
• Federated American Leaders Fund II: Service Shares
• Federated Capital Appreciation Fund II: Service Shares
Gartmore Variable Insurance Trust
• Gartmore GVIT Global Financial Services Fund: Class III†
• Gartmore GVIT Global Utilities Fund: Class III†
Janus Aspen Series
• Balanced Portfolio: Service Shares
• Risk-Managed Core Portfolio: Service Shares
Neuberger Berman Advisers Management Trust
• AMT Mid-Cap Growth Portfolio: I Class

The following investment options are only available in contracts for which good order applications were received before May 1, 2005:

American Century Variable Portfolios, Inc.
• American Century VP International Fund: Class III†
Putnam Variable Trust
• Putnam VT Growth and Income Fund: Class IB
• Putnam VT Voyager Fund: Class IB

The following investment options are only available in contracts for which good order applications were received before May 1, 2006:

Fidelity Variable Insurance Products Fund III
• VIP Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
• Franklin Rising Dividends Securities Fund: Class 2
MFS® Variable Insurance Trust
• MFS Investors Growth Stock Series: Service Class

Effective May 1, 2004, the following investment option is not available to receive transfers or new purchase payments:

Van Kampen
The Universal Institutional Funds, Inc.
• Emerging Markets Debt Portfolio: Class I

Effective September 20, 2004, the following investment options are not available to receive transfers or new purchase payments:

American Century Variable Portfolios, Inc.
• American Century VP International Fund: Class I
Credit Suisse Trust
• Large Cap Value Portfolio
Dreyfus
• Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Fidelity Variable Insurance Products Fund
• VIP High Income Portfolio: Service Class*
• VIP Overseas Portfolio: Service Class
Fidelity Variable Insurance Products Fund III
• VIP Growth Opportunities Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
• Templeton Foreign Securities Fund: Class 2

Gartmore Variable Insurance Trust
• Gartmore GVIT Emerging Markets Fund: Class I
• Gartmore GVIT Global Financial Services Fund: Class I
• Gartmore GVIT Global Health Sciences Fund: Class I
• Gartmore GVIT Global Technology and Communications Fund: Class I
• Gartmore GVIT Global Utilities Fund: Class I
• Gartmore GVIT Growth Fund: Class I
• Gartmore GVIT International Growth Fund: Class I
• Gartmore GVIT Nationwide® Leaders Fund: Class I
• Gartmore GVIT Worldwide Leaders Fund: Class I
• GVIT International Value Fund: Class II (formerly, Dreyfus GVIT International Value Fund: Class II)
• J.P. Morgan GVIT Balanced Fund: Class I
Janus Aspen Series
• Global Technology Portfolio: Service Shares
• International Growth Portfolio: Service Shares
Neuberger Berman Advisers Management Trust
• AMT Guardian Portfolio: I Class
• AMT Partners Portfolio: I Class
Oppenheimer Variable Account Funds
• Oppenheimer Global Securities Fund/VA: Non-Service Shares
• Oppenheimer MidCap Fund/VA: Non-Service Shares (formerly, Oppenheimer Aggressive Growth Fund/VA: Non-Service Shares)
Van Eck Worldwide Insurance Trust
• Worldwide Emerging Markets Fund: Initial Class
• Worldwide Hard Assets Fund: Initial Class
Van Kampen
The Universal Institutional Funds, Inc.
• Mid Cap Growth Portfolio: Class I
Wells Fargo Variable Trust
• Wells Fargo Advantage VT Opportunity Fund:Investor Class

Effective May 1, 2005, the following investment option is not available to receive transfers or new purchase payments:

Gartmore Variable Insurance Trust
• Federated GVIT High Income Bond Fund: Class I*

†These investment options assess a short-term trading fee.

*These investment options may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the investment options of the Nationwide Variable Account-9 ("variable account") may be allocated for the purchase of fixed annuity payments (see "Appendix B").

Glossary of Special Terms

Accumulation unit- An accounting unit of measure used to calculate the variable account value prior to the income start date.

Annual benefit leveling- The adjustment to variable annuity payments to make payments made during the following 12 months equal in amount.

Annuity income unit- An accounting unit of measure used to calculate the variable annuity payments after the first payment.

Assumed investment return- The net investment return required to maintain level variable annuity payments. The selected assumed investment return is used in calculating the initial variable annuity payment.

Assumed investment return factor- The assumed investment return factor adjusts the annuity income unit value based on the assumed investment return chosen by the contract owner and permitted under the contract.

Commutation value- The value of future annuity payments that are converted (commuted) into a lump sum. The commutation value may be available for withdrawal under certain income options and may be available to beneficiaries when an annuitant dies before all term certain payments have been made.

Contract value- The total value of any amount allocated to the variable account (plus or minus any investment experience) plus any amount designated for the purchase of fixed annuity payments, less any distributions previously made.

FDIC- Federal Deposit Insurance Corporation.

Fixed annuity payment(s)- Annuity payments that are guaranteed by Nationwide as to dollar amount.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Income option- The type of annuity payments chosen by the contract owner.

Income start date- The date annuity payments actually commence.

Individual Retirement Annuity- An annuity described in Section 408(b) of the Internal Revenue Code (not including Roth IRAs).

Investment option(s)- The underlying mutual funds which are purchased by the variable account and accounted for in separate sub-accounts of the variable account. The performance of selected investment options determines the value of variable annuity payments after the first payment.

NCUSIF- Nationwide Credit Union Share Insurance Fund.

Nationwide- Nationwide Life Insurance Company.

Net asset value- The value of one share of an investment option at the end of a market day or at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as an Individual Retirement Annuity, Roth IRA, or Tax Sheltered Annuity.

Roth IRA- An annuity described in Section 408A of the Internal Revenue Code.

SEC- Securities and Exchange Commission.

Sub-accounts- Separate and distinct divisions of the variable account. Each sub-account corresponds to a specific investment option upon which investment performance is based.

Tax Sheltered Annuity- An annuity described in Section 403(b) of the Internal Revenue Code.

Valuation date- Each day the New York Stock Exchange and Nationwide's home office are open for business, or any other day during which there is a sufficient degree of trading of investment option shares such the current net asset value of accumulation units or annuity income units might be materially affected.

Valuation period- The period of time beginning at the close of a valuation date and ending at the close of business on the next valuation date.

Variable account- Nationwide Variable Account-9, which is a separate account of Nationwide. The variable account is divided into sub-accounts, each of which invests in shares of a separate investment option.

Variable account value- The amount allocated to the variable account plus or minus investment experience minus any previous variable account distributions.

Variable annuity payment(s)- Annuity payments which are not guaranteed as to dollar amount and which vary with the investment experience of the investment options.

Table of Contents	Page
Glossary of Special Terms	4
Contract Expenses	7
Investment Option Annual Expenses	7
Synopsis of the Contracts	8
Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Financial Statements	8
Condensed Financial Information	8
Nationwide Life Insurance Company	9
Nationwide Investment Services Corporation	9
Investing in the Contract	9
The Variable Account and Investment Options
The Contract In General	10
Distribution, Promotional and Sales Expenses
Investment Options
Profitability
Standard Charges and Deductions	11
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Short-Term Trading Fees
Variable to Fixed Transfer Processing Fee
Check Processing Fee
Premium Taxes
Optional Contract Benefits, Charges and Deductions	12
America's Income Annuity Income Foundation Rider
Parties with Interests in the Contract	12
Contract Owner
Joint Owner
Annuitant and Joint Annuitant
Payee
Beneficiary and Contingent Beneficiary
Ownership Rights	13
Ownership Rights at the Time of Application
Ownership Rights Between the Date of Issue and the Income Start Date
Ownership Rights Between the Income Start Date and Prior to the Annuitant’s Death
Changes
Operation of the Contract	14
Purchase Payment
Allocation of the Purchase Payment
Pricing
Transfers between Variable Annuity Payments and Fixed Annuity Payments
Transfer Restrictions
Sub-Account Transfers
Right to Examine and Cancel	16
Withdrawals (Redemptions)	17
Withdrawals Before the Income Start Date
Withdrawals On or After the Income Start Date
Partial Withdrawals (Partial Redemptions)
Full Withdrawals (Full Redemptions)
Restrictions on Withdrawals from a Tax Sheltered Annuity
Assignment	18

Table of Contents (continued)	Page
Annuity Payments	18
Income Start Date
Frequency and Amount of Annuity Payments
Form of Annuity Payment
Fixed Annuity Payments
Variable Annuity Payments
Annual Benefit Leveling
America's Income Annuity Income Foundation Rider
Income Options	23
Single Life
Single Life with Term Certain
Single Life with Cash Refund
Joint and Last Survivor
Joint and 100% Last Survivor with Term Certain
Joint and 100% Last Survivor with Cash Refund
Joint and 50% Survivor
Term Certain
Term Certain with Enhanced Death Benefit
Any Other Option
Death Before the Income Start Date	26
Death of Contract Owner
Death of Annuitant
Death On or After the Income Start Date	26
Death of Contract Owner
Death of Annuitant
Statements and Reports	26
Legal Proceedings	27
Advertising	29
Money Market Yields
Historical Performance of the Sub-Accounts
Table of Contents of Statement of Additional Information	29
Appendix A: Investment Options	30
Appendix B: Fixed Annuity Payments	42
Appendix C: Illustration of Variable Annuity Income	44
Appendix D: Condensed Financial Information	46
Appendix E: Contract Types and Tax Information	76

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments withdrawn)	6%[1]
Maximum Variable to Fixed Transfer Processing Fee (per variable to fixed transfer)	lesser of
$25 or 2% of the amount transferred[2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%
Maximum Check Processing Fee	$15[3]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%[4]

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including investment option fees and expenses).

Recurring Contract Expenses
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)[5]
Mortality and Expense Risk Charge	1.25%
America's Income Annuity Income FoundationSM Rider Total Variable Account Charges (including this option)	1.00%[6] 2.25%

Investment Option Annual Expenses

The next table shows the minimum and maximum total operating expenses, as of December 31, 2005, charged by the investment options periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each investment option’s fees and expenses is contained in the prospectus for each investment option.

Total Annual Investment Option Operating Expenses	Minimum	Maximum

(expenses that are deducted from investment option assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average investment option assets)	0.27%	2.68%
The minimum and maximum investment option operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some investment options. Therefore, actual expenses could be lower. Refer to the investment option prospectuses for specific expense information.

1 Range of CDSC over time:
Number of Completed Years from Date of Issue	0	1	2	3	4	5	6	Thereafter
CDSC Percentage	6%	6%	5%	5%	4%	3%	2%	0%
(For contracts issued on or after May 1, 2003 and before May 1, 2004, no CDSC will be assessed for withdrawals taken during the first contract year.) A CDSC will only be assessed if a withdrawal (other than an annuity payment) is taken as permitted under certain income options. Income options permitting withdrawals are: Single Life with Term Certain, Joint and 100% Last Survivor with Term Certain, Term Certain, and Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002).
The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
2 Currently, Nationwide does not assess a Variable to Fixed Transfer Processing Fee. If assessed, the fee will be deducted from the amount transferred.
3 For contracts issued on or after May 1, 2004, Nationwide reserves the right to assess a fee for each annuity payment made by check. The fee will be deducted from each annuity payment check issued.
4 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.
5 These charges apply only to sub-account allocations. They are charged on a daily basis at the annualized rate noted above.
6 The America's Income Annuity Income Foundation Rider is a guaranteed variable annuity payment option that may only be elected at application. Election of the option is irrevocable. It is not available in conjunction with fixed annuity payments or Term Certain options of less than ten years. If elected, Nationwide reserves the right to assess the Variable to Fixed Transfer Processing Fee described above.

The following investment options assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

• American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
• Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
• Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2
• Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
• Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
• Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
• GVIT - Federated GVIT High Income Bond Fund: Class III
• GVIT - Gartmore GVIT Emerging Markets Fund: Class III
• GVIT - Gartmore GVIT Global Financial Services Fund: Class III
• GVIT - Gartmore GVIT Global Health Sciences Fund: Class III
• GVIT - Gartmore GVIT Global Technology and Communications Fund: Class III
• GVIT - Gartmore GVIT Global Utilities Fund: Class III
• GVIT - GVIT International Index Fund: Class VIII
• GVIT - GVIT International Value Fund: Class VI
• Janus Aspen Series - International Growth Portfolio: Service II Shares
• Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
• Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3

Synopsis of the Contracts

The contracts described in this prospectus are individual single premium immediate fixed and variable annuity contracts.

The contracts can be categorized as:
• Individual Retirement Annuities ("IRAs");
• Non-Qualified Contracts;
• Roth IRAs; or
• Tax Sheltered Annuities.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" in Appendix E.

Purchase Payments

The minimum single purchase payment is $35,000. No additional purchase payments will be accepted or permitted.

Charges and Expenses

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, as well as for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, if the income option elected permits withdrawals other than annuity payments, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") upon such withdrawal. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 6% of purchase payments withdrawn (see "Contingent Deferred Sales Charge").

If the contract owner elected the America's Income Annuity Income Foundation Rider, Nationwide will deduct an additional amount equal to an annualized rate of 1.00% of the daily net assets of the variable account. This charge reimburses Nationwide for the increased market risk assumed in order to provide the benefit of guaranteed payments associated with this optional benefit.

Annuity Payments

Annuity payments begin on the income start date and will be based on the income option chosen at the time of application (see "Income Options"). Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

The tax treatment of the contracts depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix E and "Premium Taxes").

Ten-Day Free Look

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts as required by law (see "Right to Examine and Cancel").

Financial Statements

Financial statements for the variable account and the consolidated financial statements of Nationwide Life Insurance Company are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an annuity income unit is determined on the basis of changes in the per share value of an investment option and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of annuity income unit values, see "Value of an Annuity Income Unit"). Please refer to Appendix D for information regarding each class of annuity income units.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia, Puerto Rico, and the Virgin Islands.

Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The contracts described in this prospectus are combination fixed and variable immediate annuity contracts. The following provisions discuss those interests under the contracts that relate to the portion of the purchase payment allocated to variable annuity payments. For a discussion of the interests allocated to fixed annuity payments, see Appendix B.

The Variable Account and Investment Options

Nationwide Variable Account-9 is a variable account that invests in the investment options listed in Appendix A. Nationwide established the variable account on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets. The variable account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide.

The variable account is divided into sub-accounts, each corresponding to a single investment option. Nationwide uses the assets of each sub-account to buy shares of the investment options based on contract owner instructions. Each investment option’s prospectus contains more detailed information about that investment option. Prospectuses for the investment options should be read in conjunction with this prospectus.

Investment options in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the investment options may manage publicly traded mutual funds with similar names and investment objectives. However, the investment options are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of investment options participating in the variable account. The performance of the investment options could differ substantially from that of any publicly traded funds.

The particular investment options available under the contract may change from time to time. Specifically, investment options or investment option share classes that are currently available may be removed or closed off to future investment. New investment options or new share classes of currently available investment options may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the investment options listed below are available in every state.

In the future, additional investment options managed by certain financial institutions or brokerage firms (or their affiliates) may be added to the variable account. These additional investment options may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the investment options are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an investment option will be notified of issues requiring a shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote will be determined as of a date to be chosen by Nationwide not more than 60 days prior to the shareholder meeting.

Material Conflicts

The investment options may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these investment options participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the investment option(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another investment option for shares already purchased or to be purchased in the future if either of the following occurs:

1)  shares of a current investment option are no longer available for investment; or

2)  further investment in an investment option becomes inappropriate in the judgement of Nationwide management.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same annuitant; or

•	in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment). Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide will implement procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

These contracts are offered to customers of various financial institutions and brokerage firms. The individual financial institution or brokerage firm may limit the availability of certain features or optional benefits in accordance with their internal policies. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later contract years as they are in early contract years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Investment Options

The investment options incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the investment option each day. Thus, from the investment option's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the investment option is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the investment options by providing contract owners with access to the sub-accounts that correspond to the investment options.

The investment options understand and acknowledge the value of these services provided by Nationwide. Accordingly, the investment options pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an investment option's 12b-1 plan, in which case they are deducted from investment option assets. Alternatively, such payments may be made pursuant to service/administration or other similar agreements between Nationwide (or a Nationwide affiliate) and the investment option's adviser (or its affiliates), in which case payments are typically derived from assets outside of the investment option assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the investment option.

Nationwide took into consideration the anticipated payments from investment options when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those investment options that agree to pay Nationwide a fee will be offered in the contract.

Profitability

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annualized rate of 1.25% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the Enhanced Death Benefit, for which there is a separate charge.

The Expense Risk Charge compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide. Nationwide may realize a profit from this charge.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payment upon deposit into the contract. However, if the income option elected permits withdrawals other than regular annuity payments, Nationwide will deduct a CDSC upon such withdrawal. The CDSC will not exceed 6% of the amount withdrawn.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount that is withdrawn. The applicable CDSC will not be applied to any amount in excess of the single purchase payment.

The CDSC applies as follows:

Number of Completed Years from Date of Issue	CDSC Percentage
0	6%*
1	6%
2	5%
3	5%
4	4%
5	3%
6	2%
Thereafter	0%

*For contracts issued on or after May 1, 2003 and before May 1, 2004, no CDSC will be assessed for withdrawals taken during the first contract year.

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

Contract owners taking withdrawals (other than substantially equal periodic payments for life) before age 59½ may be subject to a 10% tax penalty. In addition, all or a portion of the withdrawal may be subject to federal income taxes (see "Federal Income Taxes" in Appendix E).

Short-Term Trading Fees

Some investment options may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the investment option (and contract owners with interests allocated in the investment option) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any investment option available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to investment options that charge such fees (see the investment option prospectus). Any short-term trading fees paid are retained by the investment option, not by Nationwide, and are part of the investment option's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular investment option. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the investment options offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Investment Option Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the investment option will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value. All such fees will be remitted to the investment option; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

•	the redemption of annuity income units to make annuity payments;

•	the redemption of annuity income units to pay death benefits, if applicable;

•	withdrawals from the contract (as permitted under the income option selected); or

•	variable to fixed transfers, as discussed in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision.

New share classes of certain currently available investment options may be added to the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, sub-account transfers to the investment options in question may be limited to the new share class.

Variable to Fixed Transfer Processing Fee

Nationwide reserves the right to assess a variable to fixed transfer processing fee, which will equal the lesser of $25 or 2% of the amount transferred. The fee compensates Nationwide for transaction costs associated with making variable to fixed transfers. The fee will be deducted from the amount transferred. Nationwide may need to assess this fee against contracts that have elected the AIA Income Foundation Rider while not assessing it against contracts that have not elected the rider. Due to the potential for Nationwide to experience increased transaction costs associated with selling the financial instruments held to support the guarantees associated with the rider, Nationwide reserves the right to assess this fee against contracts with the rider while not assessing it against contracts without the rider. Currently, Nationwide does not assess this fee against any contracts.

Check Processing Fee

For contracts issued on or after May 1, 2004, Nationwide reserves the right to assess a fee, not to exceed $15, for each annuity payment made by check. No such charge will be assessed to contracts issued prior to May 1, 2004. The fee compensates Nationwide for expenses related to processing and mailing checks. The fee will be deducted from each annuity payment check issued. Nationwide does not currently assess this fee.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)	the time the contract is issued;

2)	the time the contract is surrendered;

3)	annuitization; or

4)	such earlier date as Nationwide becomes subject to premium taxes.

Optional Contract Benefits, Charges and Deductions

America's Income Annuity Income FoundationSM Rider (AIA Income Foundation Rider)

If the contract owner elected the AIA Income Foundation Rider, Nationwide will deduct an additional amount equal to an annualized rate of 1.00% of the daily net assets of the variable account. This charge is in addition to the variable account charges of 1.25% assessed against every contract. This charge reimburses Nationwide for the increased risk assumed in guaranteeing variable annuity payments with this optional benefit. If the charge is insufficient to cover actual expenses, the loss will be borne by Nationwide. Nationwide could also profit from this charge.

Parties with Interests in the Contract

Contract Owner

The contract owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Joint Owner

Joint owners each own an undivided interest in the contract. Joint owners must be spouses at the time joint ownership is requested unless state law requires Nationwide to allow non-spousal joint owners. A joint owner may only be named in Non-Qualified Contracts.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both contract owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If a contract owner who is not the annuitant dies before the income start date and there is a surviving joint owner, the joint owner will become the contract owner.

If the contract owner who is the annuitant dies before the income start date and there is a surviving joint owner, the contract will terminate and Nationwide will pay the contract value to the joint owner.

Annuitant and Joint Annuitant

The annuitant (and joint annuitant, if applicable) must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant or joint annuitant of greater age. Once designated, the annuitant and joint annuitant, if applicable, cannot be changed. Joint annuitants can be named only if permitted under the elected income option.

Payee

The payee is the person designated, at the time of application, by the contract owner to receive annuity payments. If no payee is designated at the time of application, the payee will be the annuitant.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who may receive benefits under the contract if the annuitant (and joint annuitant, if any) dies after the income start date. The contract owner can name more than one beneficiary. The beneficiaries will share the benefits equally, unless otherwise specified.

If no beneficiary survives the annuitant (and the joint annuitant, if any), the beneficiary’s rights will vest in the contingent beneficiary. Contingent beneficiaries will share the benefits equally, unless otherwise specified.

If no beneficiary or contingent beneficiary survives the annuitant (and the joint annuitant, if any), all beneficiary rights will vest with the contract owner or the last surviving contract owner’s estate.

If the annuitant (and joint annuitant, if any) dies before the income start date, and there is no surviving contract owner or joint owner, Nationwide will pay the contract proceeds to the beneficiary.

Ownership Rights

Ownership Rights at the Time of Application

At the time of application, the contract owner designates/elects:

1)	an annuitant, and if applicable, a joint annuitant;

2)	a payee to whom annuity payments will be made;

3)	the frequency of payments, income option, assumed investment return (if applicable), and income start date;

4)	a beneficiary, and if applicable, a contingent beneficiary;

5)	the portion of the purchase payment used to purchase fixed annuity payments and/or variable annuity payments;

6)	the allocation among investment options, if applicable; and

7)	any optional benefits that may be provided under the elected income option.

Once elected, the income option cannot be changed.

Ownership Rights Between the Date of Issue and the Income Start Date

Between the date of issue and the income start date, the contract owner has the right to:

1)	cancel the contract during the free look period;

2)	change the beneficiary and/or the contingent beneficiary;

3)	change allocations among investment options;

4)
request a "variable to fixed transfer" whereby a portion of the purchase payment that was originally designated to provide variable annuity payments is transferred in order to provide fixed annuity payments. Variable to fixed transfers are irrevocable and subject to the terms and conditions described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision;

5)	elect to take a partial or full withdrawal, if permitted under the income option selected and subject to any restrictions described in this prospectus; and

6)	elect or revoke a prior election of Annual Benefit Leveling (see "Annual Benefit Leveling").

Ownership Rights Between the Income Start Date and Prior to the Annuitant’s Death

After the income start date and prior to the annuitant’s death, the contract owner has the right to:

1)	change the beneficiary and/or the contingent beneficiary;

2)	change allocations among investment options;

3)
request a "variable to fixed transfer" whereby a portion of the purchase payment that was originally designated to provide variable annuity payments is transferred in order to provide fixed annuity payments. Variable to fixed transfers are irrevocable and subject to the terms and conditions described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision;

4)	elect to take a partial or full withdrawal, depending on the income option selected and subject to any restrictions described in this prospectus; and

5)	elect or discontinue Annual Benefit Leveling.

Changes

All changes, except those to Annual Benefit Leveling, will take effect as of the time such changes are recorded by Nationwide, whether or not the contract owner or annuitant is living at the time of the recording. Nationwide will not be liable for any payments made or actions taken by Nationwide before recording the change. Changes to Annual Benefit Leveling will take effect on the next anniversary of the income start date.

Nationwide may require that all changes be submitted in writing or in another form Nationwide deems acceptable. Nationwide may require that signatures be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.

Operation of the Contract

Purchase Payment

The minimum single purchase payment must be at least $35,000. No additional purchase payments will be accepted or permitted. However, if the contract is being funded from multiple sources, Nationwide, at its sole discretion, may permit multiple deposits into the contract prior to the income start date.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $2,000,000 for single life income options or term certain income options, and $3,000,000 for joint life income options without Nationwide’s prior consent.

Allocation of the Purchase Payment

For any particular income option, the single purchase payment may be allocated to provide variable annuity payments, fixed annuity payments, or a combination of both. Changes to this allocation are permitted as described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision.

Nationwide allocates that portion of the purchase payment intended for variable annuity payments to investment options as instructed by the contract owner. Shares of the investment options are purchased by the variable account at net asset value and temporarily maintained as accumulation units until being converted into annuity income units on the income start date. Contract owners can change allocations or make exchanges among the sub-accounts subject to conditions imposed by the investment options and those set forth in the contract.

If the AIA Income Foundation Rider was elected, additional restrictions apply to allocations of purchase payment and subsequent exchanges of variable account value, see "AIA Income Foundation Rider" later in this prospectus.

Pricing

The portion of the single purchase payment designated for variable annuity payments will be allocated to sub-accounts and will be priced at the unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain the purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

The purchase payment will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price the purchase payment if:

1)	trading on the New York Stock Exchange is restricted;

2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, account value may be affected since the contract owner will not have access to their account.

Transfers between Variable Annuity Payments and Fixed Annuity Payments

Any portion of the single purchase payment that is allocated to provide fixed annuity payments may not be transferred to provide variable annuity payments.

Subject to certain terms and conditions, all or a portion of the single purchase payment that is allocated to provide variable annuity payments may be transferred to provide fixed annuity payments. This type of transfer, referred to as a "variable to fixed transfer," is irrevocable. Once a variable to fixed transfer is complete, the transferred amount must remain allocated to provide fixed annuity payments for the duration of the contract. The amount transferred cannot be transferred back to provide variable annuity payments.

Variable to fixed transfers are only available after the later of July 1, 2004 or the date state insurance authorities approve applicable contract modifications.

Currently, Nationwide does not assess a fee for variable to fixed transfers on any contracts. However, Nationwide reserves the right to assess a variable to fixed transfer processing fee, which will equal the lesser of $25 or 2% of the amount transferred. The fee will be deducted from the amount transferred. Nationwide also reserves the right to assess the variable to fixed transfer processing fee on contracts that have elected the AIA Income Foundation Rider while not assessing it against contracts that have not elected the rider. See "Standard Charges and Deductions" earlier in this prospectus.

Each variable to fixed transfer request is subject to the following terms and conditions:

•	variable to fixed transfers are not permitted prior to the end of the free look period;

•	the annuitant and joint annuitant, if applicable, must be younger than age 91 at the time the variable to fixed transfer is requested;

•	the minimum variable to fixed transfer amount is the lesser of $10,000 or the total variable account value;

•
after the variable to fixed transfer, the variable account value must be at least $2,000 (as of the date of the transfer). If a requested transfer would result in a variable account value of less than $2,000, Nationwide will attempt to contact the contract owner to obtain revised instructions relating to the transfer. The contract owner may elect to:

➢	cancel the transaction;

➢	decrease the amount of the variable to fixed transfer so that the variable account value will be $2,000 or more; or

➢	transfer all variable account value to provide for fixed annuity payments.

•	variable to fixed transfers are not permitted if:

➢	the contract owner elected a Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002) income option; or

➢	the contract owner elected a Term Certain income option there are fewer than 5 years remaining in the term certain period;

•	Nationwide reserves the right to limit the number of variable to fixed transfers to 1 per calendar quarter and 20 over the life of the contract;

•	Nationwide reserves the right to prohibit variable to fixed transfers during the remaining term certain period if:

➢	the contract owner elected a Single Life with Term Certain income option or a Joint and 100% Last Survivor with Term Certain income option; and

➢	the contract owner has taken a withdrawal from the contract, as permitted by the income option elected;

•	annuity payments resulting from variable to fixed transfers will be of the same frequency as existing fixed annuity payments; and

•	variable to fixed transfer requests must be submitted in writing and must be signed by the contract owner(s).

Variable to fixed transfers will be taken proportionately from each sub-account based on current allocations. Variable to fixed transfers do not count as a transfer event.

If a contract owner elected the AIA Income Foundation Rider, the following additional terms and conditions apply to variable to fixed transfer requests:

•
the guaranteed floor payment in effect at the time of the variable to fixed transfer request will be reduced by the ratio of the amount transferred to the variable account value immediately prior to the transfer request; and

•	the amount of any variable to fixed transfer will be based upon the actual variable account value at the time of the request rather than the present value of any guaranteed payments under the rider.

Each variable to fixed transfer will constitute a new fixed annuity segment (a series of fixed annuity payments), which will be calculated as of the date of the transfer. Fixed annuity segments resulting from variable to fixed transfers will be of the same frequency and will be applied to the same income option that was elected at the time of application. The only factor that will differ among fixed annuity segments is the purchase rate, which is based on current market conditions at the time the fixed annuity segment is determined. Due to the varying market conditions, the purchase rates may be more or less favorable at the time each fixed annuity segment is determined.

When multiple transactions are effected on a contract on the same day that a variable to fixed transfer is requested (for example, a sub-account transfer or a withdrawal), the variable to fixed transfer will be processed last. This could have an effect on whether or not the variable to fixed transfer request meets the terms and conditions described above.

The fixed annuity payment purchased by the variable to fixed transfer will be reflected in the next annuity payment calculated, unless the contract owner has elected Annual Benefit Leveling. If Annual Benefit Leveling is in effect, the fixed annuity payment purchased by the variable to fixed transfer will be reflected in the first annuity payment on the next income start date anniversary.

Some state jurisdictions do not permit contract owners to take withdrawals from the fixed annuity payment portion of the contract. In these state jurisdictions, if the contract owner elected an income option that permits withdrawals, a variable to fixed transfer will effectively reduce the amount of commutation value that the contract owner can withdraw.

Transfer Restrictions

Neither the contracts described in this prospectus nor the investment options are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment options that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the investment option;

•
investment option managers taking actions that negatively impact performance (keeping a larger portion of the investment option assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurance that all the risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Redemption Fees

Some investment options may assess (against the variable account) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account. The fee is assessed against the amount transferred and is paid to the investment option. Redemption fees compensate the investment option for any negative impact on fund performance resulting from short-term trading. For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter

Nationwide will mail a letter to the contract owner notifying them that:

(1) they have been identified as engaging in harmful trading practices; and

(2) if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Sub-Account Transfers

A contract owner may request to transfer allocations among the sub-accounts at any time, subject to terms and conditions imposed by the contract and the investment options.

A contract owner is permitted 20 "transfer events" each calendar year without restriction. A "transfer event" is any valuation date on which allocations are moved between investment options, regardless of the quantity of reallocations. For example, if a contract owner moves variable account value between 20 sub-accounts in one day, the entire reallocation only counts as one transfer event.

If, in any calendar year, a contract owner exceeds the 20 transfer event limit, the contract owner will be required to submit any additional transfer requests via U.S. mail. Nationwide will reset the transfer limit each January 1st. The number of transfer events permitted each year is not cumulative; transfer events not used in a given calendar year may not be carried over into subsequent calendar years.

Amounts transferred between the sub-accounts will receive the annuity income unit value that is next computed immediately following receipt of the transfer request.

Sub-Account Transfer Requests

Nationwide will accept sub-account transfer requests in writing or over the telephone. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege at any time upon written notice to contract owners.

Right to Examine and Cancel

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide’s home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the

10

deduction of any contract charges, unless otherwise required by law. All IRA and Roth IRA refunds will be a return of the purchase payment. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

Withdrawals (Redemptions)

The contract owner may take a withdrawal after the end of the free look period if the contract owner elected one of the following income options at the time of application: Single Life with Term Certain; Joint and 100% Last Survivor with Term Certain; Term Certain; or Term Certain with Enhanced Death Benefit. If the contract owner did not elect one of the income options listed above, the contract owner may not withdraw value from the contract. Withdrawals may not be permitted in all states.

Withdrawal requests must be in writing or in a form otherwise acceptable to Nationwide. Nationwide reserves the right to require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.

Nationwide will pay any amounts withdrawn from the sub-accounts to the contract owner within 7 days of receipt of a proper request and instructions satisfactory to Nationwide.

Nationwide reserves the right to delay payment of a withdrawal from the fixed annuity payment portion of the contract for up to 6 months from the date of the withdrawal request.

Withdrawals Before the Income Start Date

If the income option elected so permits, a contract owner may take a withdrawal after the free look period and before the income start date. The variable account value on the date of withdrawal will reflect the investment performance of the sub-accounts chosen by the contract owner. A CDSC will apply.

Withdrawals On or After the Income Start Date

If the income option elected so permits, a contract owner may take a withdrawal on or after the income start date. The amount available for withdrawal on or after the income start date will be based on the commutation value and will reflect the investment performance of the sub-accounts chosen by the contract owner. A CDSC may apply.

After the income start date, distributions other than regular annuity payments are generally required to be included in income for federal income tax purposes. However, this general rule does not apply to a complete withdrawal or redemption of a contract - a portion of the amount received in a complete withdrawal or redemption may be treated for federal income tax purposes as the tax-free return of investment in the contract. Partial withdrawals or redemptions other than regular annuity payments are generally required to be included in income. The Internal Revenue Code, Treasury Regulations, and other informational releases by the IRS contain complex rules regarding the taxation of distributions from annuity contracts. The contract owner should review these tax documents and consult with a tax adviser prior to requesting a distribution.

Commutation Value of Variable Annuity Payments

The commutation value of variable annuity payments is equal to the present value of the variable annuity payments remaining in the term certain period. This present value is calculated using the assumed investment return for the contract and the annuity income unit values determined at the next unit value calculation after Nationwide receives the withdrawal request.

If a contract owner who has elected Annual Benefit Leveling takes a full withdrawal, the withdrawn amount will be made up of two components:

1)	the commutation values, which do not include amounts allocated to Annual Benefit Leveling; and

2)	the present value of the leveled variable annuity payments scheduled to be paid after Nationwide receives complete instructions, but before the next income start date anniversary.

The present value of these payments will be calculated using the Annual Benefit Leveling interest rate that was assumed when the leveled payment amount was determined.

If a contract owner who has elected Annual Benefit Leveling takes a partial withdrawal, no portion of the present value of the leveled variable annuity payments scheduled to be paid before the next income start date anniversary may be withdrawn. Only the commutation value of amounts remaining in the investment options or of the fixed annuity payments may be withdrawn.

The commutation value of variable annuity payments when the AIA Income Foundation Rider is elected is calculated in the same manner as the commutation value of variable annuity payments when the rider is not elected. However, because the charge associated with the rider will also be reflected in the calculation, the value will be lower.

If a contract owner who has elected the AIA Income Foundation Rider takes a partial withdrawal, no consideration is given to the present value of any guaranteed variable annuity payments under the rider. Only the commutation value of amounts in the variable account may be withdrawn.

Commutation Value of Fixed Annuity Payments

The commutation value of fixed annuity payments is defined in Appendix B.

Partial Withdrawals (Partial Redemptions)

If a partial withdrawal is allowed under the income option and elected, the contract owner must specify the percentage of the withdrawal to be taken from fixed annuity payments and/or variable annuity payments.

A partial withdrawal will result in the reduction of the remaining term certain period payments. If the contract owner elects a partial withdrawal of fixed annuity payments, Nationwide will proportionally reduce the remaining payments in the term certain period by the ratio of the withdrawal amount received from fixed annuity payments, plus any CDSC, to the total commutation value available from fixed annuity payments. If the contract owner elects a partial withdrawal of variable annuity payments, for the remainder of the term certain period, Nationwide will reduce the number of annuity income units provided by each sub-account on a pro-rata basis.

If Annual Benefit Leveling is in effect, no portion of the contract designated to make variable annuity payments for the remainder of the contract year may be withdrawn.

The minimum partial withdrawal amount is $2,000. Other minimum amounts may apply in some states. In addition, each remaining annuity payment after the partial withdrawal must equal $100 or more.

A CDSC may apply. The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC. The contract owner may take the CDSC from either:

a)	the amount requested; or

b)	the commutation value remaining after the contract owner has received the requested amount.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the commutation value remaining after the contract owner has received the requested amount.

Nationwide reserves the right to prohibit variable to fixed transfers for the duration of the term certain period if a contract owner who has elected a Single Life with Term Certain income option or a Joint and 100% Last Survivor with Term Certain income option takes a partial withdrawal from the contract.

Full Withdrawals (Full Redemptions)

A full withdrawal is only permitted under the following income options: Term Certain and Term Certain with Enhanced Death Benefit. The commutation value upon full withdrawal may be more or less than the purchase payment made to the contract. The commutation value will reflect variable account charges, charges for any optional riders elected, investment option charges, the investment performance of the investment options, prior redemptions, and remaining term certain annuity payments. A CDSC may apply. Upon full withdrawal, the contract is terminated.

Restrictions on Withdrawals from a Tax Sheltered Annuity

The withdrawal of interest in the contract attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a custodial account (as described in Internal Revenue Code Section 403(b)(7)), may be executed only if otherwise permitted by the contract and:

1)	when the contract owner attains age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any withdrawal in the case of hardship may not include any income attributable to salary reduction contributions.

These withdrawal limitations apply to the withdrawal of interest in the contract attributable to the following:

1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3)
all amounts transferred from custodial accounts described in Internal Revenue Code Section 403(b)(7) (except that employer contributions and earnings in such accounts as of December 31, 1988, may be withdrawn in the case of hardship).

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above, but may be subject to restrictions found in the employer's plan or the Internal Revenue Code.

Assignment

Contract rights are personal to the contract owner and may not be assigned.

Annuity Payments

Income Start Date

The income start date is the date chosen by the contract owner as the date for annuity payments to begin. The income start date must be no earlier than the day after the end of the free look period and no later than one year after the date of issue. In connection with the income start date, the contract owner also elects the frequency of annuity payment dates.

Frequency and Amount of Annuity Payments

Payments are made based on the income option and frequency selected. Payment frequencies available are: monthly, quarterly, semi-annually, or annually. In no event will Nationwide make payments less frequently than annually.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Form of Annuity Payment

The contract owner may elect to receive annuity payments by electronic funds transfer or by check. If the contract owner makes no election as to the payment method, Nationwide will make annuity payments via electronic funds transfer. The contract owner may change the form of payment at any time by notifying Nationwide in writing.

For contracts issued on or after May 1, 2004, Nationwide reserves the right to assess a fee, not to exceed $15, for each annuity payment made by check. No such charge will be assessed to contracts issued prior to May 1, 2004. The check fee compensates Nationwide for expenses related to processing and mailing checks. The fee will be deducted from each annuity payment check issued.

Fixed Annuity Payments

Fixed annuity payments provide for level annuity payments. The fixed annuity payments will remain level unless the income option calls for a reduction in the annuity income upon withdrawal or death of the annuitant (or joint annuitant). See Appendix B.

Variable Annuity Payments

Variable annuity payments will vary depending on the performance of the investment options selected.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments. That is, if the net investment performance of each sub-account in which the contract owner invests exactly equals the assumed investment return for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to the assumed investment return for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than the assumed investment return during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than the assumed investment return during that time.

At the time of application, the contract owner elects one of three available assumed investment return percentages: 3.5%, 5.0%, or 6.0%. This percentage cannot be changed after contract issuance. Refer to Appendix C for more information on selecting an assumed investment return percentage. One or more of the above assumed investment return percentages might not be available in all states. Please refer to your contract for specific information.

If the AIA Income Foundation Rider is elected, the assumed investment return percentage will be 3.0%

Nationwide uses this percentage rate of return to determine the amount of the first variable annuity payment.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

•	the portion of the purchase payment allocated to provide variable annuity payments;

•	the variable account value on the income start date;

•	the age and sex of the annuitant (and joint annuitant, if any);

•	the income option elected;

•	the frequency of annuity payments elected;

•	the income start date;

•	the selected assumed investment return (the net investment return required to maintain level variable annuity payments);

•	the deduction of applicable premium taxes; and

•	the date the contract was issued.

Subsequent Variable Annuity Payments

Variable annuity payments will vary with the performance of the investment options chosen by the contract owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular sub-account divided by the annuity income unit value for that sub-account as of the income start date. This establishes the number of annuity income units provided by each sub-account for each variable annuity payment after the first.

The number of annuity income units for each sub-account will remain constant, subject to the following exceptions:

1)	if a reduction applies after the first death when the contract owner elected a joint and survivor income option;

2)	if the contract owner takes a withdrawal, as permitted under the income option elected;

3)	if the contract owner transfers value from one investment option to another;

4)	if the contract owner incurs a redemption fee; or

5)	if the contract owner makes a variable to fixed transfer.

The number of annuity income units for each sub-account is multiplied by the annuity income unit value for that sub-account for the valuation date for which the payment is due. The sum of these results for all the sub-accounts in which the contract owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected investment options is greater or lesser than the assumed investment return.

Value of an Annuity Income Unit

Annuity income unit values for sub-accounts are determined by:

1)
multiplying the annuity income unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period; and then

2)
multiplying the result from (1) by an interest factor to neutralize the assumed investment return factor year built into the purchase rate basis for variable payment annuities. The assumed investment return factor corresponds with the assumed investment return chosen by the contract owner.

Net Investment Factor

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

1)	the net asset value of the investment option as of the end of the current valuation period; and

2)	the per share amount of any dividend or income distributions made by the investment option (if the date of the dividend or income distribution occurs during the current valuation period).

(b)	is the net asset value of the investment option determined as of the end of the preceding valuation period.

(c)
is a factor representing the daily variable account charges. The factor is equal to an annualized rate of 1.25% (2.25% if the America’s Income Annuity Income Foundation Rider has been chosen) of the daily net assets of the variable account.

Changes in the net investment factor may not be directly proportional to changes in the net asset value of the investment option shares because of the deduction of variable account charges.

Though the number of annuity income units will not change as a result of investment experience, the value of an annuity income unit may increase or decrease from valuation period to valuation period.

Annual Benefit Leveling

If the contract owner elects Annual Benefit Leveling, variable annuity payments will be adjusted to reflect the performance of the investment options once every 12 months, instead of with every payment.

On the income start date (or the income start date anniversary on which Annual Benefit Leveling begins), the number of annuity income units necessary to make the payments for the following year will be calculated. These annuity income units will be redeemed from the sub-accounts and the redemption proceeds are immediately transferred to Nationwide’s general account. The Annual Benefit Leveling interest rate in effect on the income start date or income start date anniversary will be used to calculate the guaranteed amount of level payments for the following year.

The level payment calculated on each subsequent income start date anniversary could be higher or lower than the level payment for the previous year.

An election to start or discontinue Annual Benefit Leveling will take effect only on the income start date or anniversary thereof. In order for such an election to take effect on the next income start date anniversary, Nationwide must receive the election at least 5 days prior to the income start date anniversary. If a contract owner elects Annual Benefit Leveling, the process of calculating leveled variable annuity payments will take place on each subsequent income start date anniversary until the contract owner instructs Nationwide otherwise.

Nationwide reserves the right to discontinue Annual Benefit Leveling. If Nationwide does discontinue this program, any contract owner receiving leveled variable annuity payments will continue to do so until the next income start date anniversary.

America's Income Annuity Income FoundationSM Rider

The AIA Income Foundation Rider can only be elected at the time of application. If elected, Nationwide will deduct an additional 1.00% of the daily net assets of the variable account. This charge is in addition to the variable account charges of 1.25% assessed against every contract. This charge will be assessed for the life of the contract. The charge associated with the AIA Income Foundation Rider is not assessed against the fixed annuity portion of the contract. Election of the Rider is irrevocable.

The AIA Income Foundation Rider provides the contract owner with a choice between two guaranteed variable annuity payment options ("GVAP options"): an 85% Level Floor, or a 75% Step-Up Floor. Once the GVAP option is chosen, it cannot be changed.

Nationwide calculates and pays variable annuity payments under the contract according to the income option and frequency selected by the contract. Calculated variable annuity payments will vary with the performance of the investment options chosen by the contract owner. Contract owners who elect the AIA Income Foundation Rider receive a guarantee that when market declines cause their calculated variable annuity payment amount to fall below the guaranteed floor amount, Nationwide will make up the difference such that the contract owner will receive a guaranteed payment, regardless of poor market performance.

Nationwide determines the first guaranteed floor payment at contract issuance. If the 85% Level Floor is elected, the guaranteed floor payment amount determined at contract issuance will not change for the life of the contract, subject to the terms of the contract. (See, "Reductions in the Guaranteed Floor Payment"). If the 75% Step-Up Floor is elected, Nationwide will recalculate the guaranteed floor payment on each Income Start Date Anniversary. The guaranteed floor payment under this option will not be reduced, and may even increase, subject to the terms of the contract. (See "Reduction in the Guaranteed Floor Payment" and "75% Step-Up Floor").

The AIA Income Foundation Rider will also protect payments for contracts that have elected Annual Benefit Leveling. (See, "Guaranteed Floor Payment and Annual Benefit Leveling").

Determining the Guaranteed Floor Payment

At contract issuance, Nationwide will determine the amount of the initial guaranteed floor payment. Nationwide will use a projected first variable annuity payment and apply the chosen GVAP option to determine the amount of the initial guaranteed floor payment. Nationwide considers the following factors when calculating the projected first variable annuity payment:

•	the amount of the purchase payment allocated to variable annuity payments;

•	any applicable contract charges;

•	an Assumed Investment Return of 3.0%; and

•	the annuity purchase rate guaranteed at the time of contract issuance.

Annuity purchase rates may vary by income option, annuitant age, sex, time of issue, annuity type (fixed vs. variable), and Assumed Investment Return.

The guaranteed floor payment under the 85% Level Floor option will be 85% of the first projected variable annuity payment described above. This guaranteed floor payment will remain in effect for the life of the contract, subject to the contract's terms (see "Reductions in the Guaranteed Floor Payment"). If at any time during the life of the contract the contract owner's calculated variable annuity payments fall below the guaranteed floor payment established at contract issuance, Nationwide will pay the contract owner the guaranteed floor payment.

The guaranteed floor payment under the 75% Step-Up Floor option will be 75% of the first projected variable annuity payment described above. This initial guaranteed floor payment will remain in effect until the first Income Start Date anniversary, subject to the contract's terms (see "Reductions in the Guaranteed Floor Payment"). Upon the first, and every subsequent Income Start Date anniversary, Nationwide will recalculate the guaranteed floor payment (see, "75% Step-Up Floor"). If at any time during the life of the contract the contract owner's calculated variable annuity payments fall below the guaranteed floor payment currently in effect, Nationwide will pay the current guaranteed floor payment.

The first variable annuity payment due to the contract owner will be calculated on the Income Start Date. Nationwide uses the Assumed Investment Return to determine the amount of the first variable annuity payment. For contracts that have elected the AIA Income Foundation Rider, the Assumed Investment Return will be 3.0%. Please refer to "Variable Annuity Payment" for more information on how the first and subsequent variable annuity payments are calculated.

The first variable annuity payment made to the contract owner is protected by the GVAP option selected. Thus, the first payment received by the contract owner could be the guaranteed floor payment if the first calculated variable annuity payment is less than the guaranteed floor payment.

75% Step-Up Floor

On each one-year anniversary of the Income Start Date, Nationwide will recalculate the guaranteed floor payment under this option. The new guaranteed floor payment amount on each Income Start Date anniversary will be the greater of:

1.	the previous year's guaranteed floor payment; or

2.	75% of the variable annuity payment calculated on the Income Start Date anniversary (without regard to Annual Benefit Leveling, if elected).

The guaranteed floor payment will be recalculated each Income Start Date Anniversary until the contract is terminated. There is no maximum guaranteed amount. The guaranteed floor payment amount is subject to reduction in accordance with the terms of the contract (see "Reductions in the Guaranteed Floor Payment").

Guaranteed Floor Payment and Annual Benefit Leveling

If the contract owner has elected to receive level payments under Annual Benefit Leveling, Nationwide will compare the payment due under Annual Benefit Leveling with the guaranteed floor payment calculated on the Income Start Date (and each subsequent Income Start Date anniversary). The payment actually received, if Annual Benefit Leveling is in effect, will be the higher of the two calculations. Nationwide will make this comparison on each Income Start Date anniversary for as long as the contract owner continues Annual Benefit Leveling, see "Annual Benefit Leveling" earlier in this prospectus.

Reductions in the Guaranteed Floor Payment

Certain transactions permitted under the contract may cause a reduction in the guaranteed floor payment in effect at the time of the transaction. Typically, if circumstances cause a reduction in the calculated variable annuity payment, then a proportionate reduction in the guaranteed floor payment will also occur.

Redemption Fees

If the contract owner incurs a redemption fee, according to the "Short-Term Trading Fees" provision, the guaranteed floor payment will be reduced by the ratio of the amount of the fee to the variable account value immediately preceding the transfer request.

Variable to Fixed Transfers

If the contract owner makes a variable to fixed transfer (as permitted in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision), the guaranteed floor payment will be reduced by the ratio of the amount transferred from the variable account to the variable account value immediately prior to the transfer request.

Withdrawals

The contract permits withdrawals before the Income Start Date and after the Income Start Date, according to the Income Option selected. Any time the contract owner elects a partial withdrawal of variable annuity payments, Nationwide will reduce the number of annuity income units provided by each sub-account on a pro-rata basis for the remainder of the term certain period. For contracts that have elected the AIA Income Foundation Rider, this reduction in annuity income units will result in a proportionate reduction in the guaranteed floor payment amount for the remainder of the term certain period. See, "Partial Withdrawals (Partial Redemptions)" earlier in this prospectus.

If, at the end of the term certain period the annuitant is still alive, annuity payments will be calculated as if no withdrawal had been taken (see "Income Options"). Accordingly, the guaranteed floor payment will also be calculated as if no withdrawals had been taken. In these circumstances, the guaranteed floor payment will be at least what it was immediately prior to the first withdrawal.

A full withdrawal is only permitted under certain income options. The commutation value of variable annuity payments upon full withdrawal of a contract that has elected the AIA Income Foundation Rider will be calculated in the same manner as a contract that has not elected the rider. However, the actual value will be less due to the charge associated with the rider. See, "Full Withdrawals (Full Redemptions)" earlier in this prospectus.

Joint and Life Income Options

Under certain joint and life income options the calculated variable annuity payment due the contract owner following the death of the first annuitant will be reduced according to the terms of the applicable income option (see "Income Options"). Accordingly, the guaranteed floor payment will be reduced by the same percentage as the calculated variable annuity payment is reduced under the applicable income option.

Continuation of Payments Upon Death of Annuitant

The AIA Income Foundation Rider applies to the Continuation of Payments Death Benefit Option if elected by any beneficiary. The guaranteed floor payment for multiple beneficiaries who elect to continue payments will be based upon:

•	The current guaranteed floor payment that would be in effect if the annuitant had not died; and

•	The percentage of the death benefit the beneficiary is entitled to receive (see "Death of Annuitant").

Required Minimum Distributions

If the contract is issued as a Tax Sheltered Annuity, the Internal Revenue Code requires certain minimum distributions (see, Appendix E). If a minimum distribution is required, the impact to the guaranteed floor payment will be the same as a partial withdrawal.

Conditions Associated with the AIA Income Foundation Rider

The AIA Income Foundation Rider must be elected at application and the election is irrevocable. The applicant must choose one of the GVAP options: either the 85% Level Floor or the 75% Step-Up Floor. Once the GVAP option is chosen, it cannot be changed. The following conditions apply when the AIA Income Foundation Rider is elected:

•	Term-Certain payment options with periods of less than 10 years cannot be elected.

•
Nationwide reserves the right to assess a fee on any variable to fixed transfer of contract value when the Rider is elected. The fee will be the lesser of $25 or 2% of the amount transferred. This transfer fee may not apply to contracts that do not elect the Rider see "Standard Charges and Deductions" earlier in this prospectus.

• If only fixed annuity payments are elected, the rider is unavailable.

• The list of available investment options in the contract is restricted.

• Allocations (including exchanges) to the variable investment options are subject to certain allocation restrictions.

There is no guaranteed commutation value associated with the election of a GVAP option. Accordingly, amounts paid by Nationwide due to withdrawal or lump sum death benefit distribution will not reflect the future value of any guaranteed floor payments. See "Commutation of Variable Annuity Payments" earlier in this prospectus.

Available Investment Options

Nationwide makes only certain investment options available when a contract owner elects the AIA Income Foundation Rider. Nationwide selected the available options on the basis of certain risk factors associated with the investment option's investment objective. Investment options not made available in conjunction with the AIA Income Foundation Rider were excluded on the basis of similar risk considerations.

Nationwide will limit the amount of variable account value that can be allocated to certain investment options when the AIA Income Foundation Rider is elected.

The available investment options are listed below in three categories. Currently, there are no allocation restrictions associated with the investment options listed as Category III or Category I. However, if any allocation is made to a Category II investment option, Nationwide may require up to 30% of the variable account value also be invested in Category I investment options. Currently, the required Category I allocation is only 20%.

For example, if a contract owner who elected the AIA Income Foundation Rider selected all Category III investment options on his or her application, Nationwide would not require any allocation to Category I. However, if that same contract owner subsequently makes an exchange of variable account value from Category III to Category II, Nationwide will require that the contract owner also allocate at least 20% of the current variable account value to Category I. In the future Nationwide could require up to 30% be allocated to Category I in this same scenario.

Subsequent exchange requests may be rejected if their execution would result in final allocations of variable account value that do not meet the current allocation requirements.

These allocation restrictions apply to the initial purchase payment as well as any subsequent transfers among the investment options. Nationwide will notify the contract owner if a requested allocation of initial purchase payment or subsequent exchange cannot be completed.

Below is a list of available investment options when the AIA Income Foundation Rider is elected.

Category I Investment Options

American Century Variable Portfolios, Inc.
•	American Century VP Inflation Protection Fund: Class II
Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund II
•	VIP Investment Grade Bond Portfolio: Service Class
Gartmore Variable Insurance Trust (“GVIT”)
•	American Funds GVIT Bond Fund: Class II
•	Gartmore GVIT Government Bond Fund: Class I
•	Gartmore GVIT Money Market Fund: Class I
Neuberger Berman Advisors Management Trust
•	AMT Limited Maturity Bond Portfolio: I Class

T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Limited Term Bond: Class II
Van Kampen
The Universal Institutional Funds
•	Core Plus Fixed Income Portfolio: Class II

Category II Investment Options

AIM Variable Insurance Funds, Inc.
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares
•	AIM V.I. Capital Development Fund: Series II Shares
American Century Variable Portfolios, Inc.
•	American Century VP Mid Cap Value Fund: Class II
•	American Century VP Ultra Fund: Class I
•	American Century VP Value Fund: Class I
•	American Century VP Vista Fund: Class II
Dreyfus
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class
•	VIP Growth Portfolio: Service Class
Fidelity Variable Insurance Products Fund II
•	VIP Contrafund® Portfolio: Service Class
Fidelity Variable Insurance Products Fund III
•	VIP Mid Cap Portfolio: Service Class 2
Gartmore Variable Insurance Trust
•	American Funds GVIT Growth Fund: Class II
•	Gartmore GVIT Investor Destinations Aggressive Fund: Class II
•	Gartmore GVIT Mid Cap Growth Fund: Class I
•	Gartmore GVIT Nationwide® Fund: Class I
•	Gartmore GVIT U.S. Growth Leaders Fund: Class I
•	GVIT Mid Cap Index Fund: Class I
•	Van Kampen GVIT Comstock Value Fund: Class I
Janus Aspen Series
•	Forty Portfolio: Service Shares
MFS® Variable Insurance Trust
•	MFS Value Series: Service Class
Neuberger Berman Advisers Management Trust
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
•	Oppenheimer Main Street Fund® /VA: Non-Service Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II

In addition to the above Category II Investment Options, the following investment options are only available in contracts for which good order applications were received before May 1, 2006:

Fidelity Variable Insurance Products Fund III
•	VIP Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Franklin Rising Dividends Securities Fund: Class 2
MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Service Class

Category III Investment Options

Fidelity Variable Insurance Products Fund IV
•	Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2

Franklin Templeton Variable Insurance Products Trust
• Franklin Income Securities Fund: Class 2
Gartmore Variable Insurance Trust
•	American Funds GVIT Asset Allocation Fund: Class II
•	Gartmore GVIT Investor Destinations Funds: Class II
➢	Gartmore GVIT Investor Destinations Conservative Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderate Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Gartmore GVIT Investor Destinations Aggressive Fund: Class II

Income Options

Contract owners must elect an income option. This election is made at the time of application and is irrevocable.

The income options available are:

•	Single Life;

•	Single Life with Term Certain;

•	Single Life with Cash Refund;

•	Joint and Last Survivor;

•	Joint and 100% Last Survivor with Term Certain;

•	Joint and 100% Last Survivor with Cash Refund;

•	Joint and 50% Survivor;

•	Term Certain; and

•	Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002).

Each of the income options is discussed more thoroughly below.

Single Life

The Single Life income option provides for annuity payments to be paid during the lifetime of the annuitant.

Payments will cease with the last payment before the annuitant’s death. Any contract value not paid as of the date of the annuitant's death will be forfeited. No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Single Life with Term Certain

The Single Life with Term Certain income option provides that annuity payments will be paid during the annuitant’s lifetime or for the term certain period selected by the contract owner on the application, whichever is longer.

During the term certain period, the owner may elect at any time prior to the death of the annuitant to withdraw all or a part of the value of the remaining term certain period payments. If the owner elects to take such a withdrawal, the annuity payments for the remaining term certain period will be reduced as described in the "Partial Withdrawals (Partial Redemptions)" provision. If, at the end of the term certain period, the annuitant is still alive, annuity payments will be calculated as if no withdrawal had been taken. However, the actual dollar amount of annuity payments may be more or less than the last payment prior to the withdrawal, since the dollar amount of annuity payments depends on the investment performance of the investment options elected by the contract owner. Withdrawals may be subject to a CDSC.

If the annuitant dies during this term certain period, the beneficiary will have the option to receive the commutation value of the remaining payments of the term certain period either periodically over the remainder of the term certain period, or in a single lump sum payment.

Single Life with Cash Refund

The Single Life with Cash Refund income option provides that annuity payments will be made during the lifetime of the annuitant.

If the annuitant dies before aggregate annuity payments actually received by the annuitant are at least equal to the purchase payment, less any premium tax, the difference between the aggregate annuity payments actually received by the annuitant and the purchase payment, less any premium tax, will be paid to the beneficiary in a single lump sum.

No withdrawals other than the death benefit or scheduled annuity payments are permitted.

Joint and Last Survivor

The Joint and Last Survivor income option provides for annuity payments to continue during the joint lifetimes of the annuitant and joint annuitant. After the death of either the annuitant or joint annuitant, payments will continue for the life of the survivor. Payments to the survivor will be 50%, 75%, or 100% of the amount that would have been paid if both annuitants were living, depending on which continuation percentage was selected by the contract owner on the application.

Payments will cease with the last payment due prior to the death of the last survivor of the annuitant and joint annuitant. Any contract value not paid as of the date of the last surviving annuitant's death will be forfeited. No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Joint and 100% Last Survivor with Term Certain

The Joint and 100% Last Survivor with Term Certain income option provides for annuity payments to be made during the joint lifetimes of the annuitant and joint annuitant or for the term certain period selected by the contract owner on the application, whichever is longer. After the death of either the annuitant or joint annuitant, if the term certain period has not expired, payments will continue at the same level for the remainder of the term certain period. If either annuitant survives the expiration of the term certain period, payments will continue at the same level for the life of the survivor.

During the term certain period, the owner may elect at any time prior to the second death of the annuitant and joint annuitant to withdraw all or part of the value of the remaining term certain period payments. If the owner elects to take such a withdrawal, the annuity payments for the remaining term certain period will be reduced as described in the "Partial Withdrawals (Partial Redemptions)" provision. If, at the end of the term certain period, one (or both) of the annuitants is still alive, annuity payments will be calculated as if no withdrawal had been taken. However, the actual dollar amount of annuity payments may be more or less than the last payment prior to the withdrawal, since the dollar amount of annuity payments depends on the investment performance of the investment options elected by the contract owner. Withdrawals may be subject to a CDSC.

If the annuitant and joint annuitant die during the term certain period, the beneficiary will have the option to receive the commutation value of the remaining payments of the term certain period either periodically over the remainder of the term certain period, or in a single lump sum payment.

Joint and 100% Last Survivor with Cash Refund

The Joint and 100% Last Survivor with Cash Refund income option provides for annuity payments to be made during the joint lifetimes of the annuitant and joint annuitant.

After the death of either the annuitant or joint annuitant, payments will continue at the same level for the life of the survivor.

If the survivor dies after the income start date, but before aggregate annuity payments actually received by the annuitant are at least equal to the single purchase payment, less any premium tax, the difference between the aggregate annuity payments actually received by the annuitant and the single purchase payment, less any premium tax, will be paid to the beneficiary in a single lump sum.

No withdrawals other than the death benefit and scheduled annuity payments are permitted.

Joint and 50% Survivor

The Joint and 50% Survivor income option provides for annuity payments to be made during the joint lifetimes of the annuitant and joint annuitant.

After the death of the annuitant, payments of 50% of the amount that would have been paid if the annuitant were living will be made for the life of the joint annuitant. If the joint annuitant dies before the annuitant, the 50% reduction does not apply.

Payments will cease with the last payment due before the death of the last survivor of the annuitant and joint annuitant. Any contract value not paid as of the date of the last surviving annuitant's death will be forfeited. No death benefit will be paid. No withdrawals other than the scheduled annuity payments are permitted.

Term Certain

The Term Certain income option provides for annuity payments to be made for the term certain selected by the contract owner on the application. Nationwide reserves the right to limit the availability of some term certain durations.

The contract owner may elect at any time prior to the annuitant’s death to withdraw all or part of the value of the contract as set forth in the "Withdrawals (Redemptions)" provision. Withdrawals may be subject to a CDSC.

If the annuitant dies during the term certain period, the beneficiary will have the option to continue payments for the remainder of the period or to receive the commutation value of the remaining payments in a single lump sum payment.

Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002)

The Term Certain with Enhanced Death Benefit income option provides for annuity payments to be made for the term certain selected by the contract owner on the application.

The contract owner may elect at any time prior to the annuitant’s death to withdraw all or part of the value of the contract. Withdrawals may be subject to a CDSC.

If the annuitant dies during the term certain period, the beneficiary will have the option to continue payments for the remainder of the period or to receive the death benefit in a single lump sum payment as described in the Lump Sum Death Benefit Option and Continuation of Payments Death Benefit Option below.

The Term Certain with Enhanced Death Benefit income option may not be available in all states.

Lump Sum Death Benefit Option

If the beneficiary elects to receive the death benefit in one lump sum, Nationwide will calculate the death benefit (after receipt of proper proof of death and complete instructions) as described below.

The beneficiary will receive the present value of any fixed annuity payments remaining in the term certain period.

Additionally, the beneficiary will receive the present value of any variable annuity payments remaining in the term certain period. This amount will be the greater of (1) or (2) where:

(1)	is the commutation value of the variable annuity payments remaining in the term certain period;and

(2)
is the commutation value of the variable annuity payments remaining in the term certain period, calculated as if each remaining payment would be equal to the highest variable annuity payment the annuitant received under the contract prior to the annuitant’s attaining age 80 (or, if the annuitant died prior to attaining age 80, the date of the annuitant’s death).

The commutation values will be calculated using the assumed investment return elected for the contract and will be proportionally adjusted for any partial withdrawals that have been taken.

If Annual Benefit Leveling is in effect, the present value of remaining variable annuity payments will be comprised of two components:

(a)
The non-leveled variable annuity payment component, which will equal the commutation value of the variable annuity payments remaining in the term certain period after the next income start date anniversary (which do not include leveled payments); and

(b)
The leveled variable annuity payment component, which will equal the commutation value of the remaining leveled variable annuity payments scheduled to be paid until the next income start date anniversary. The present value of these payments will be calculated using the Annual Benefit Leveling interest rate that was assumed when the leveled payment amount was determined.

Continuation of Payments Death Benefit Option

If the beneficiary elects to receive the death benefit in the form of annuity payments for the remainder of the term certain period, Nationwide will calculate the annuity payments (after receipt of proper proof of death and complete instructions) as described below.

The beneficiary will receive fixed annuity payments at the same level as prior to the annuitant's death for the remainder of the term certain period.

Additionally, the beneficiary will receive variable annuity payments for the remainder of the term certain period, based on the number of annuity income units that correlates to the greater of (1) or (2) where:

(1)	is the dollar amount of the most recent variable annuity payment; and

(2)
is the dollar amount of the highest variable annuity payment the annuitant received under the contract prior to the annuitant's attaining age 80 (or, if the annuitant died prior to attaining age 80, the date of the annuitant’s death).

Nationwide will proportionately adjust the number of annuity income units to equal the number of annuity income units in the greater of (1) or (2) above. The beneficiary is able to submit transfer requests to reallocate the contract value to other sub-accounts. Each remaining variable annuity payment will reflect the adjusted number of annuity income units and the performance of the sub-accounts in which they are invested.

Note, however, that if Annual Benefit Leveling is in effect at the time of the annuitant's death, the leveled variable annuity payments will continue at the same level until the next income start date anniversary and will not be included in the adjusted variable annuity payments described above.

The beneficiary may withdraw part or all of the remaining death benefit at any time. The amount withdrawn will be the commutation value, which is calculated as described in the "Withdrawals On or After the Income Start Date" provision, using the assumed investment return elected by the contract owner.

Any Other Option

Income options not set forth in this provision may be available. Both Nationwide and the contract owner must approve any income option not set forth in this provision.

Death Before the Income Start Date

Death of Contract Owner

If a contract owner (including a joint owner) who is not the annuitant dies before the income start date, no death benefit is payable and ownership rights will vest in the surviving joint owner. If there is no surviving joint owner, ownership rights will vest in the annuitant. Subject to the "Required Distributions" provisions in Appendix E, the annuitant will be entitled to receive scheduled annuity payments.

If the contract owner who is also the annuitant dies before the income start date, the terms of the "Death of Annuitant" provision apply.

Death of Annuitant

If the annuitant dies before the income start date, the contract will terminate and Nationwide will pay the contract value to the surviving owner(s). If there is no surviving owner, the beneficiary will be entitled to elect a lump sum distribution or to receive annuity benefits in accordance with the "Required Distributions" provisions.

Death On or After the Income Start Date

Death of Contract Owner

If a contract owner (including a joint owner) dies on or after the income start date, annuity payments will continue under the elected income option and ownership rights will vest in any surviving joint owner. If there is no surviving joint owner, ownership rights will vest in the annuitant.

Death of Annuitant

If the annuitant dies on or after the income start date, the terms of the income option elected by the contract owner will apply.

Once Nationwide is notified of the annuitant’s (and joint annuitant’s, if applicable) death, any remaining term certain fixed or variable annuity payments will be suspended until Nationwide has received proper proof of death and complete instructions to either continue payments or pay the death benefit in a single lump sum. The availability of any withdrawals allowed by the selected income option will also be suspended for this period. In addition, the commutation value of any remaining term certain variable annuity payments will be transferred to the money market investment option no later than the valuation date following receipt by Nationwide of notification of death.

Once Nationwide receives proper proof of death and complete instructions, Nationwide will make any payments that were suspended. The amount of each suspended variable annuity payment will be determined using the annuity income unit values for the money market investment option on the date the variable annuity payment was originally scheduled to be made. No interest will be paid on any payments that were suspended. Once any remaining term certain fixed or variable annuity payments have resumed, the beneficiary shall have the right to make any transfers to other investment options allowed by the contract.

Instructions regarding payment of any death benefit provided by the income option selected must be in writing or in a form otherwise acceptable to Nationwide. Nationwide reserves the right to require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.

If a lump sum death benefit is available and has been elected, it will be paid to the beneficiary within seven days of receipt of proper proof of death and instructions satisfactory to Nationwide.

Statements and Reports

Nationwide will mail to contract owners all statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•	confirmation statements showing transactions that affect the contract's value; and

•	semi-annual and annual reports of allocated investment options.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s). Household delivery will continue for the life of the contracts. Please call 1-866-223-0303 to resume regular delivery. Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide’s management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and April 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements issued to back Nationwide’s MTN programs. Related investigations and proceedings may be commenced in the future. Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to these investigations into compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing Nationwide’s MTN program. Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC), Nationwide’s ultimate parent, in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum annual premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of: all residents of the United States and the Virgin Islands who, during the Class Period paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the Class Period which provide for guaranteed maximum premiums, excluding products NWLA-224 (and all state variations thereof), Life 4608 (and all state variations thereof), and policy forms Life 4219, Life 4290, and Life 3617. Excluded from the class are: Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990, through the date the Class is certified. Nationwide intends to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 24, 2005, Nationwide filed a motion to dismiss the First Amended Complaint. The plaintiff has opposed that motion. Nationwide intends to defend this lawsuit vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for: (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys’ fees. Nationwide filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. On March 23, 2005, Nationwide filed its answer, and on December 30, 2005, Nationwide filed a motion for summary judgment. Nationwide intends to defend this lawsuit vigorously.

On October 31, 2003, Nationwide and Nationwide Life and Annuity Insurance Company (NLAIC) were named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide or NLAIC which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. Nationwide and NLAIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted the motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. Nationwide and NLAIC intend to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint four times. As amended, in the current complaint, filed March 21, 2006, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On July 6, 2004, Nationwide filed a Revised Memorandum in Support of Summary Judgment. On February 24, 2006, Nationwide’s motion for summary judgment was denied. On March 7, 2006, the plaintiff’s motion for class certification was denied without prejudice. Nationwide intends to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the investment option generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the investment option’s units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract and the CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.

Appendix A: Investment Options

The investment options listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each investment option for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long-term capital growth.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This investment option is only available in contracts for which good order applications were received before May 1, 2004.
Investment Adviser:	Alliance Capital Management, L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
This investment option is only available in contracts for which good order applications were received before May 1, 2004.
Investment Adviser:	Alliance Capital Management, L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This investment option is only available in contracts for which good order applications were received before May 1, 2004.
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004.
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
This investment option is only available in contracts for which good order applications were received before May 1, 2005.
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

Credit Suisse Trust - Large Cap Value Portfolio
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004.
Investment Adviser:	Credit Suisse Asset Management, LLC
Investment Objective:	Long term growth of capital and income.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004.
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Long-term capital growth.

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2004.
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Capital growth.

Federated Insurance Series - Federated American Leaders Fund II: Service Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2004.
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Long-term capital growth.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2004.
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Sub-adviser:	Federated Investment Management Company
Investment Objective:	To provide moderate capital appreciation and high current income.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004.
Investment Adviser:	Fidelity Management and Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital growth.
This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital growth.

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class
This investment option is only available in contracts for which good order applications were received before May 1, 2006.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.
This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2
This investment option is only available in contracts for which good order applications were received before May 1, 2006.
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004.
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income, with preservation of capital.
This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - American Funds GVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return (including income and capital gains) consistent with the preservation of capital.

Gartmore Variable Insurance Trust - American Funds GVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Income and more price stability than stocks, and capital preservation over the long term. Seeks to maximize an investor’s level of current income and preserve the investor’s capital.

Gartmore Variable Insurance Trust - American Funds GVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation through stocks.

Gartmore Variable Insurance Trust - American Funds GVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation principally through investment in stocks.

Gartmore Variable Insurance Trust - Federated GVIT High Income Bond Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective May 1, 2005.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

Gartmore Variable Insurance Trust - Federated GVIT High Income Bond Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.
This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries..

Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class III
Investment Adviser:	Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries..
This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Financial Services Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004.
Investment Adviser:	Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth.

Gartmore Variable Insurance Trust - Gartmore GVIT Global Financial Services Fund: Class III
This investment option is only available in contracts for which good order applications were received before May 1, 2004.
Investment Adviser:	Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth.
This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Health Sciences Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - Gartmore GVIT Global Health Sciences Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.
This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Technology and Communications Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - Gartmore GVIT Global Technology and Communications Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.
This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Utilities Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004.
Investment Adviser:	Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth.

Gartmore Variable Insurance Trust - Gartmore GVIT Global Utilities Fund: Class III
This investment option is only available in contracts for which good order applications were received before May 1, 2004.
Investment Adviser:	Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth.
This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	To provide as high level of income as is consistent with the preservation of capital.

Gartmore Variable Insurance Trust - Gartmore GVIT Growth Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - Gartmore GVIT International Growth Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004.
Investment Adviser:	Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries..

Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Funds: Class II
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Gartmore GVIT Investor Destinations Conservative Fund: Class II	Investment Objective:	To maximize total investment return by seeking income and, secondarily, long term growth of capital.
Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II	Investment Objective:	To maximize total investment return by seeking income and, secondarily, long term growth of capital.
Gartmore GVIT Investor Destinations Moderate Fund: Class II	Investment Objective:	To maximize total investment return primarily by seeking growth of capital and income.
Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II	Investment Objective:	To maximize total investment return primarily by seeking growth of capital, but also income.
Gartmore GVIT Investor Destinations Aggressive Fund: Class II	Investment Objective:	To maximize total investment return primarily by seeking growth of capital.

The Gartmore GVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors. Please refer to the prospectus for the Gartmore GVIT Investor Destinations Funds for more information.

Gartmore Variable Insurance Trust - Gartmore GVIT Mid Cap Growth Fund:Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	High level of long-term capital appreciation.

Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Gartmore Variable Insurance Trust - Gartmore GVIT Nationwide® Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Gartmore Variable Insurance Trust - Gartmore GVIT Nationwide® Leaders Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	High total return from a concentrated portfolio of U.S. securities.

Gartmore Variable Insurance Trust - Gartmore GVIT U.S. Growth Leaders Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term growth of capital.

Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth.

Gartmore Variable Insurance Trust - GVIT International Index Fund: Class VIII
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Fund Asset Management, L.P.
Investment Objective:	To match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust -GVIT International Value Fund: Class II
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Boston Company Asset Management LLC
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - GVIT International Value Fund: Class VI
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Boston Company Asset Management LLC
Investment Objective:	Long-term capital appreciation.
This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - GVIT Mid Cap Index Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Fund Asset Management LP
Investment Objective:	Capital appreciation.

Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-advisers:	Oberweis Asset Management, Inc.; Waddell & Reed Investment Management Company.
Investment Objective:	Capital growth.

Gartmore Variable Insurance Trust - GVIT Small Cap Value Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-advisers:
American Century Investment Management Inc.; Franklin Portfolio Associates LLC; Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company; Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed Investment Management Company

Investment Objective:	Long-term growth of capital.

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	High total return from a diversified portfolio of equity and fixed income securities.

Gartmore Variable Insurance Trust - Van Kampen GVIT Comstock Value Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Van Kampen Asset Management, Inc.
Investment Objective:	Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Gartmore Variable Insurance Trust - Van Kampen GVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average total return over a market cycle of three to five years.

Janus Aspen Series - Balanced Portfolio: Service Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2004.
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital, consistent with preservation of capital and balanced by current income..

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service Shares
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004.
Investment Adviser:	Janus Capital Management, LLC
Investment Objective:	Long-term capital growth.

Janus Aspen Series - International Growth Portfolio: Service Shares
This investment option no longer available to receive transfers or new purchase payments effective September 20, 2004.
Investment Adviser:	Janus Capital Management, LLC
Investment Objective:	Long-term capital growth.

Janus Aspen Series - International Growth Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management, LLC
Investment Objective:	Long-term capital growth.
This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2004.
Investment Adviser:	Janus Capital Management, LLC
Sub-adviser:	Enhanced Investment Technologies, LLC
Investment Objective:	Long-term growth of capital.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This investment option is only available in contracts for which good order applications were received before May 1, 2006.
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Long-term capital growth and future income.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation and reasonable income.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
Investment Adviser:	Neuberger Berman Management, Inc.
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004.
Investment Adviser:	Neuberger Berman Management, Inc.
Investment Objective:	Long-term capital growth and, secondarily, current income.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
Investment Adviser:	Neuberger Berman Management, Inc.
Investment Objective:	Long-term growth of capital by investing primarily in common stocks of foreign companies.
This investment option assesses a short-term trading fee (please see “Short-Term Trading Fees” earlier in this prospectus).

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class
This investment option is only available in contracts for which good order applications were received before May 1, 2004.
Investment Adviser:	Neuberger Berman Management, Inc.
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004.
Investment Adviser:	Neuberger Berman Management, Inc.
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
Investment Adviser:	Neuberger Berman Management, Inc.
Investment Objective:	Growth of capital.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
Investment Adviser:	Neuberger Berman Management, Inc.
Investment Objective:	Long-term capital growth by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.

This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004.
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004.
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB
This investment option is only available in contracts for which good order applications were received before May 1, 2005.
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This investment option is only available in contracts for which good order applications were received before May 1, 2005.
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth, and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	High level of income.

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004.
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004.
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
Investment Adviser:	Morgan Stanley Investment Management, Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This investment option is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	Morgan Stanley Investment Management, Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004.
Investment Adviser:	Morgan Stanley Investment Management, Inc.
Investment Objective:	Long-term capital growth

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management, Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Wells Fargo Variable Trust Funds - Wells Fargo Advantage VT Opportunity Fund: Investor Class
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004.
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management, Inc.
Investment Objective:	Long-term capital appreciation.

Appendix B: Fixed Annuity Payments

The contracts described in this prospectus are combination fixed and variable immediate annuity contracts. This appendix discusses those interests under the contracts that relate to fixed annuity payments.

Interests in fixed annuity payments purchased under the contracts are supported by Nationwide’s general account. In reliance on certain exemptions provided for under the Securities Act of 1933, such interests have not been registered with the SEC, and the SEC has not reviewed the following disclosures.

Fixed Annuity Payment Allocations under the Contract

Contract owners not allocating all of their single purchase payment to the variable account for the purchase of variable annuity payments may allocate their single purchase payment to Nationwide’s general account for the purchase of fixed annuity payments. Alternatively, contract owners may allocate their single purchase payment to the general account and the variable account for the purchase of a combination of fixed and variable annuity payments.

Amounts originally allocated for the purchase of fixed annuity payments may not be reallocated to the variable account to purchase variable annuity payments. However, subject to certain terms and conditions, contract owners may execute a variable to fixed transfer, as described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision. The amount originally allocated to provide fixed annuity payments, and each amount subsequent amount allocated to provide fixed annuity payments as a result of one or more variable to fixed transfers, constitute an independent series of fixed annuity payments or "fixed annuity segments."

Determination of Fixed Annuity Payments

Fixed annuity payments are level, meaning that each payment received will be the same, unless certain transactions are affected on the contract. Fixed annuity payments will be reduced if:

•	non-annuity payment withdrawals are taken, as permitted under some income options;

•
required under the terms of the income option elected. For example, under the joint and last survivor income option, annuity payments continuing to a survivor after the death of either the annuitant or joint annuitant may be reduced if the contract owner selected a continuation percentage of less than 100%. Other income options may provide for similar reductions in fixed annuity payments.

Fixed annuity payments will be increased if the contract owner makes one or more variable to fixed transfers.

When the contract owner allocates all or part of the single purchase payment for the purchase of fixed annuity payments, or if the contract owner makes one or more variable to fixed transfers, the amount of each fixed annuity segment will be determined by Nationwide, based on the following factors:

•	the amount allocated for the purchase of fixed annuity payments, or, in the case of a variable to fixed transfer, the amount transferred from the variable account to purchase fixed annuity payments;

•	the age of the annuitant (and joint annuitant, if any) at the time of contract issuance and at the time of each variable to fixed transfer;

•	the sex of the annuitant (and joint annuitant, if any) at the time of contract issuance;

•	the income option elected;

•	the frequency of annuity payments elected (monthly, quarterly, etc.);

•	the income start date or the date fixed annuity payments begin that are the result of one or more variable to fixed transfers;

•	the deduction of applicable premium taxes; and

•	the date the contract was issued.

These factors will allow Nationwide to determine the level of fixed annuity payments it is able to guarantee on the basis of its expense, mortality, and normal profit assumptions.

Assets transferred to purchase fixed annuity payments pursuant to a variable to fixed transfer will receive the purchase rate that is current as of the date of the transfer. This could result in different purchase rates for different fixed annuity payment allocations.

Fixed Annuity Payments and the Annuity Income Options

Fixed annuity payments may be purchased in conjunction with any of the income options available under the contract.

Commutation Value of Fixed Annuity Payments

Under certain circumstances, it may be necessary to "commute" the value of fixed annuity payments. The commutation value of fixed annuity payments is the value of future guaranteed fixed annuity payments that are converted mathematically into a lump sum. This is commonly referred to as a "present value" calculation. There are two basic purposes for which it may be necessary to calculate the commutation value of fixed annuity payments.

First, under term certain income options, the contract owner has the right to make withdrawals from the contract that are in addition to regularly scheduled annuity payments. In order to know what can be withdrawn from allocations for fixed annuity payments, it is necessary to know the commutation value of fixed annuity payments at the time the withdrawal is taken. (It is important to understand that partial withdrawals of this nature will reduce on-going fixed annuity payments subsequent to the withdrawal, and a CDSC may apply as well - see the following section.)

Second, for those income options that provide a death benefit based on commutation values, the commutation value of remaining fixed annuity payments will equal the lump sum death benefit to which a beneficiary is entitled, insofar as fixed annuity payments are concerned.

It may also be necessary to calculate the commutation value of fixed annuity payments when a contract owner and/or annuitant die prior to the income start date.

The Adjusted Contract Rate

For purposes of calculating the commutation value of guaranteed fixed annuity payments, Nationwide calculates the present value of such payments, using the adjusted contract rate.

The adjusted contract rate is equal to the commutation value interest rate (which is a rate of interest established on the date the contract is issued and on the date of each variable to fixed transfer), plus the interest rate adjustment.

The interest rate adjustment is equal to;

CMT(c) - CMT(i); where

CMT(c) = the 10-year Constant Maturity Treasury (CMT) rate in effect on the date the request for withdrawal is received (or on the date of a death benefit calculation); and

CMT(i) = the 10-year Constant Maturity Treasury (CMT) rate in effect on the date the contract is issued (for fixed annuity segments purchased at the time the contract is issued) and/or the 10-year CMT rate in effect when any fixed annuity segments are created as a result of a variable to fixed transfer.

The CMT rates are interest rate quotations for various maturity durations published by the Federal Reserve Board on a regular basis. These rates represent a readily available and consistently reliable interest rate benchmark in financial markets.

If the Federal Reserve Board halts publication of CMT rates, or if for any reason the CMT rates become unavailable, Nationwide will use appropriate rates based on Treasury bond yields.

Contingent Deferred Sales Charges (CDSC)

Under term certain income options (including the term certain with enhanced death benefit option) withdrawals in addition to regularly scheduled annuity payments may be taken. Nationwide may assess a CDSC if such withdrawals are taken.

The CDSC is calculated by multiplying the applicable CDSC percentage by the amount that is withdrawn. The applicable CDSC will not be applied to any amount in excess of the single purchase payment.

CDSC may be assessed based on amounts withdrawn from variable annuity payment allocations as well as fixed annuity payment allocations.

CDSC Percentages
Number of Completed Years from Date of Issue	CDSC Percentage
0	6%*
1	6%
2	5%
3	5%
4	4%
5	3%
6	2%
Thereafter	0%
*For contracts issued on or after May 1, 2003 and before May 1, 2004, no CDSC will be assessed for withdrawals taken during the first contract year.

Appendix C: Illustration of Variable Annuity Income

The following charts demonstrate how the assumed investment return (AIR) selected, and how different levels of investment performance, would affect variable annuity income over time. Variable income will increase from one income start date anniversary to the next if the annualized net rate of return during that time is greater than the AIR chosen. Variable income will decrease if the annualized net rate of return is less than the AIR. The first variable annuity payment will be lower if the contract owner selected a 3.5% AIR than if the contract owner selected a 5.0% AIR. However, subsequent variable annuity payments will increase more rapidly (or decrease more slowly) with a 3.5% AIR than with a 5.0% AIR.

Each of the three charts below shows the variable annuity income amounts for a contract with a 3.5% AIR, a contract with a 5.0% AIR, and a contract with a 6.0% AIR. The 6.0% AIR may not be available in all states. (Check with your registered representative regarding availability.) The first chart is based on a 0% constant investment return before expenses, the second is based on a 6% return, and the third is based on a 12% return. These are hypothetical rates of return. Nationwide does not guarantee that the contract will earn these returns. The charts are for illustrative purposes only. They do not represent past or future investment returns.

A contract owner’s variable annuity income will differ from the income shown if the actual returns of the investment options selected are different than those shown below. Since it is very likely that investment returns will fluctuate over time, the amount of variable annuity income actually received will also fluctuate. The total amount of variable annuity income actually received will depend on the cumulative investment returns of the investment options chosen, the contract owner’s life span, and the income option chosen. The annuitant's age and sex will also affect the level of annuity payments.

The variable income amounts shown reflect the deduction of all fees and expenses. Actual investment option fees and expenses will vary from year to year and from investment option to investment option. Actual expenses may be higher or lower than the rate used in the illustrations. The illustration does not consider contracts that have elected the AIA Income Foundation Rider. The illustrations assume that each investment option will incur expenses at an average annualized rate of 0.95% of the average daily net assets of the investment option. The insurance charges are calculated at an annualized rate of 1.25% of the average daily net assets of the variable account. After taking these expenses and charges into consideration, the illustrated gross investment returns of 0%, 6%, and 12% are approximately equal to the net rates (which means after expenses have been deducted) of -2.19%, 3.68% and 9.55%, respectively.

Illustrated Gross Return: 12.00%
3000
2500
2000
1500
1000
500
0
First Monthly Payment Amount
1 2 3 4 5 6 7 8 9 10 11 12 13 14 15 16 17 18 19 20 21 22 23 24 25
Year
AIR 3.5%
AIR 5.0%
AIR 6.0%

Illustrated Gross Return: 6.00%
900
800
700
600
500
400
300
200
100
0
First Monthly Payment Amount
1 2 3 4 5 6 7 8 9 10 11 12 13 14 15 16 17 18 19 20 21 22 23 24 25
Year
AIR 3.5%
AIR 5.0%
AIR 6.0%

Appendix D: Condensed Financial Information

The following tables reflect accumulation unit values for the units of the sub-accounts. As used in this appendix, the term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.

The Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares, Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2, Gartmore Variable Insurance Trust - American Funds GVIT Asset Allocation Fund: Class II, Gartmore Variable Insurance Trust - American Funds GVIT Bond Fund: Class II, Gartmore Variable Insurance Trust - American Funds GVIT Global Growth Fund: Class II, Gartmore Variable Insurance Trust - American Funds GVIT Growth Fund: Class II and Gartmore Variable Insurance Trust - GVIT International Index Fund: Class VIII were added to the variable account on May 1, 2006. Therefore, no Condensed Financial Information is available.

No Optional Benefit Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.671570	12.151727	4.11%	76,934	2005
	10.663500	11.671570	9.45%	4	2004
	10.000000	10.663500	6.64%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.811543	11.592668	7.22%	2,251	2005
	10.296349	10.811543	5.00%	0	2004
	10.000000	10.296349	2.96%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.808586	12.741948	7.90%	34,592	2005
	10.374012	11.808586	13.83%	0	2004
	10.000000	10.374012	3.74%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.708653	12.094129	3.29%	1,963	2005
	10.660536	11.708653	9.83%	0	2004
	10.000000	10.660536	6.61%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.569700	13.236164	5.30%	1,090	2005
	10.689767	12.569700	17.59%	0	2004
	10.000000	10.689767	6.90%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.131678	13.568544	3.33%	239,843	2005
	11.768787	13.131678	11.58%	0	2004
	9.213262	11.768787	27.74%	96	2003
	11.571520	9.213262	-20.38%	3,485	2002
	12.787029	11.571520	-9.51%	2,356	2001
	14.485724	12.787029	-11.73%	1,110	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	11.132159	12.450501	11.84%	72,717	2005
	9.809129	11.132159	13.49%	0	2004
	7.977821	9.809129	22.95%	0	2003
	10.145818	7.977821	-21.37%	618	2002
	14.507647	10.145818	-30.07%	0	2001
	17.662250	14.507647	-17.86%	899	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	11.244214	12.558756	11.69%	3,975	2005
	10.000000	11.244214	12.44%	7	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	10.000000	11.213063	12.13%	5,986	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.744913	10.840776	0.89%	45,309	2005
	9.831340	10.744913	9.29%	0	2004
	7.971013	9.831340	23.34%	109	2003
	10.000000	7.971013	-20.29%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	18.150582	18.826617	3.72%	321,257	2005
	16.076066	18.150582	12.90%	156	2004
	12.623723	16.076066	27.35%	1,213	2003
	14.630021	12.623723	-13.71%	3,076	2002
	13.132406	14.630021	11.40%	3,876	2001
	11.255628	13.132406	16.67%	246	2000

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	10.000000	11.360689	13.61%	1,041	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.696844	10.728572	0.30%	222,391	2005
	10.237378	10.696844	4.49%	856	2004
	10.000000	10.237378	2.37%	0	2003*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	13.566563	14.488491	6.80%	0	2005
	12.338645	13.566563	9.95%	0	2004
	9.982657	12.338645	23.60%	0	2003
	13.145064	9.982657	-24.06%	0	2002
	13.187744	13.145064	-0.32%	0	2001
	12.261224	13.187744	7.56%	0	2000

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.463747	13.198697	5.90%	88,187	2005
	10.355238	12.463747	20.36%	2,209	2004
	7.610820	10.355238	36.06%	743	2003
	10.000000	7.610820	-23.89%	17,848	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.078937	10.313177	2.32%	287,872	2005
	9.609681	10.078937	4.88%	0	2004
	7.722981	9.609681	24.43%	0	2003
	11.006915	7.722981	-29.84%	261	2002
	14.397461	11.006915	-23.55%	0	2001
	16.386683	14.397461	-12.14%	0	2000

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	12.147726	12.559128	3.39%	799,340	2005
	11.118412	12.147726	9.26%	7,442	2004
	8.771190	11.118412	26.76%	1,456	2003
	11.440825	8.771190	-23.33%	41,029	2002
	13.193664	11.440825	-13.29%	7,028	2001
	14.726559	13.193664	-10.41%	2,351	2000

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	12.049000	12.419725	3.08%	368,495	2005
	11.615394	12.049000	3.73%	0	2004
	9.707308	11.615394	19.66%	96	2003
	11.803122	9.707308	-17.76%	1,613	2002
	13.180436	11.803122	-10.45%	2,042	2001
	13.433832	13.180436	-1.89%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund -Developing Leaders Portfolio: Service Shares - Q/NQ	11.334718	11.815361	4.24%	0	2005
	10.336480	11.334718	9.66%	0	2004
	10.000000	10.336480	3.36%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	11.601684	12.004265	3.47%	0	2005
	10.729148	11.601684	8.13%	0	2004
	10.000000	10.729148	7.29%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.126609	11.174187	0.43%	0	2005
	10.519530	11.126609	5.77%	0	2004
	10.000000	10.519530	5.20%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.995693	13.000205	0.03%	312,788	2005
	12.700446	12.995693	2.32%	2,419	2004
	12.290233	12.700446	3.34%	1,193	2003
	11.386105	12.290233	7.94%	3,950	2002
	10.675429	11.386105	6.66%	22,058	2001
	9.787093	10.675429	9.08%	410	2000

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	14.447194	15.088589	4.44%	833,906	2005
	13.134952	14.447194	9.99%	300	2004
	10.214304	13.134952	28.59%	0	2003
	12.462000	10.214304	-18.04%	8,231	2002
	13.297371	12.462000	-6.28%	4,899	2001
	12.432231	13.297371	6.96%	5,641	2000

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	11.600743	12.106070	4.36%	515,706	2005
	11.376316	11.600743	1.97%	4	2004
	8.676036	11.376316	31.12%	0	2003
	12.587267	8.676036	-31.07%	2,849	2002
	15.494279	12.587267	-18.76%	6,608	2001
	17.641868	15.494279	-12.17%	21,563	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.217205	10.344409	1.24%	74,317	2005
	9.451656	10.217205	8.10%	0	2004
	7.538157	9.451656	25.38%	384	2003
	7.367024	7.538157	2.32%	653	2002
	8.468211	7.367024	-13.00%	230	2001
	11.080460	8.468211	-23.58%	1,540	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	12.295261	14.445584	17.49%	75,699	2005
	10.971102	12.295261	12.07%	0	2004
	7.757996	10.971102	41.42%	0	2003
	9.862700	7.757996	-21.34%	0	2002
	12.687275	9.862700	-22.26%	436	2001
	15.890221	12.687275	-20.16%	346	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.259263	14.397587	17.44%	100,227	2005
	10.000000	12.259263	22.59%	820	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	15.901687	18.349198	15.39%	648,372	2005
	13.961332	15.901687	13.90%	917	2004
	11.014882	13.961332	26.75%	298	2003
	12.315058	11.014882	-10.56%	2,705	2002
	14.231074	12.315058	-13.46%	3,466	2001
	15.447579	14.231074	-7.88%	16,651	2000

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.437626	10.521925	0.81%	88,768	2005
	10.132142	10.437626	3.01%	184	2004
	10.000000	10.132142	1.32%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.215932	9.907573	7.50%	9,592	2005
	8.717183	9.215932	5.72%	0	2004
	6.808058	8.717183	28.04%	0	2003
	8.829438	6.808058	-22.89%	0	2002
	10.450878	8.829438	-15.51%	0	2001
	12.777351	10.450878	-18.21%	0	2000

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	13.169953	15.348956	16.55%	62,513	2005
	10.698680	13.169953	23.10%	144	2004
	10.000000	10.698680	6.99%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.060805	13.227488	1.28%	54,639	2005
	11.603120	13.060805	12.56%	0	2004
	7.446470	11.603120	55.82%	690	2003
	10.000000	7.446470	-25.54%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.000000	10.706491	7.06%	977	2005*

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.000000	11.013523	10.14%	379	2005*

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.000000	11.221906	12.22%	372	2005*

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2 - Q/NQ	10.000000	13.402323	34.02%	4,964	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.232480	11.472529	2.14%	167,272	2005
	10.247554	11.232480	9.61%	901	2004
	10.000000	10.247554	2.48%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.050590	14.017788	7.41%	54,273	2005
	10.679693	13.050590	22.20%	977	2004
	10.000000	10.679693	6.80%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	12.698125	26.98%	24,526	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	12.509221	13.609486	8.80%	18,386	2005
	10.687308	12.509221	17.05%	0	2004
	10.000000	10.687308	6.87%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.376180	12.372710	8.76%	59,700	2005
	10.000000	11.376180	13.76%	1,237	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	9.799086	-2.01%	15,611	2005*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	13.418308	13.566462	1.10%	153,214	2005
	12.342012	13.418308	8.72%	209	2004
	10.221629	12.342012	20.74%	0	2003
	10.027593	10.221629	1.94%	241	2002
	9.744373	10.027593	2.91%	7,295	2001
	10.757403	9.744373	-9.42%	1,338	2000

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.453271	4.53%	104,103	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class I - Q/NQ	13.246644	17.351085	30.98%	18,849	2005
	11.109704	13.246644	19.23%	0	2004
	6.807349	11.109704	63.20%	0	2003
	8.132085	6.807349	-16.29%	0	2002
	8.685889	8.132085	-6.38%	1,504	2001
	10.000000	8.685889	-13.14%	0	2000*

GVIT Gartmore GVIT Emerging Markets Fund: Class III - Q/NQ	14.608663	19.137690	31.00%	13,071	2005
	10.000000	14.608663	46.09%	908	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Financial Services Fund: Class I - Q/NQ	14.338558	15.738875	9.77%	11,724	2005
	12.000664	14.338558	19.48%	0	2004
	8.591229	12.000664	39.69%	0	2003
	10.000000	8.591229	-14.09%	0	2002*

GVIT Gartmore GVIT Global Financial Services Fund: Class III - Q/NQ	14.731957	16.173510	9.79%	0	2005
	10.000000	14.731957	47.32%	0	2004*

GVIT Gartmore GVIT Global Health Sciences Fund: Class I - Q/NQ	11.890573	12.733376	7.09%	14,440	2005
	11.163659	11.890573	6.51%	0	2004
	8.270129	11.163659	34.99%	580	2003
	10.000000	8.270129	-17.30%	0	2002*

GVIT Gartmore GVIT Global Health Sciences Fund: Class III - Q/NQ	12.142666	13.001428	7.07%	4,788	2005
	10.000000	12.142666	21.43%	0	2004*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I - Q/NQ	3.027146	2.973957	-1.76%	15,436	2005
	2.938715	3.027146	3.01%	0	2004
	1.917037	2.938715	53.29%	0	2003
	3.392912	1.917037	-43.50%	0	2002
	5.999315	3.392912	-43.45%	0	2001
	10.000000	5.999315	-40.01%	0	2000*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class III - Q/NQ	11.250482	11.053256	-1.75%	1,860	2005
	10.000000	11.250482	12.50%	884	2004*

GVIT Gartmore GVIT Global Utilities Fund: Class I - Q/NQ	13.538495	14.223797	5.06%	7,038	2005
	10.548585	13.538495	28.34%	0	2004
	8.611019	10.548585	22.50%	0	2003
	10.000000	8.611019	-13.89%	0	2002*

GVIT Gartmore GVIT Global Utilities Fund: Class III - Q/NQ	12.484648	13.127756	5.15%	0	2005
	10.000000	12.484648	24.85%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	12.997203	13.254058	1.98%	364,157	2005
	12.745923	12.997203	1.97%	147	2004
	12.654152	12.745923	0.73%	134	2003
	11.546116	12.654152	9.60%	3,457	2002
	10.902126	11.546116	5.91%	25,716	2001
	9.809384	10.902126	11.14%	403	2000

GVIT Gartmore GVIT Growth Fund: Class I - Q/NQ	6.473239	6.808112	5.17%	28,810	2005
	6.060807	6.473239	6.80%	0	2004
	4.623680	6.060807	31.08%	0	2003
	6.568981	4.623680	-29.61%	0	2002
	9.257262	6.568981	-29.04%	0	2001
	12.759401	9.257262	-27.45%	0	2000

GVIT Gartmore GVIT International Growth Fund: Class I - Q/NQ	7.353676	9.455883	28.59%	4,108	2005
	6.521138	7.353676	12.77%	0	2004
	4.869101	6.521138	33.93%	0	2003
	6.496891	4.869101	-25.05%	1,209	2002
	9.221767	6.496891	-29.55%	0	2001
	10.000000	9.221767	-7.78%	0	2000*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.938716	11.159571	2.02%	271,630	2005
	10.584735	10.938716	3.34%	0	2004
	9.933326	10.584735	6.56%	0	2003
	10.000000	9.933326	-0.67%	1,953	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.322864	11.683322	3.18%	595,122	2005
	10.700165	11.322864	5.82%	3,109	2004
	9.530058	10.700165	12.28%	0	2003
	10.000000	9.530058	-4.70%	35,027	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.584213	12.051166	4.03%	1,483,835	2005
	10.709575	11.584213	8.17%	24,602	2004
	9.033690	10.709575	18.55%	0	2003
	10.000000	9.033690	-9.66%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.886380	12.568358	5.74%	534,245	2005
	10.738253	11.886380	10.69%	8,590	2004
	8.586354	10.738253	25.06%	26,123	2003
	10.000000	8.586354	-14.14%	341	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.074239	12.869465	6.59%	183,220	2005
	10.723013	12.074239	12.60%	0	2004
	8.234496	10.723013	30.22%	0	2003
	10.000000	8.234496	-17.66%	0	2002*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class I - Q/NQ	12.816839	13.890136	8.37%	32,795	2005
	11.253065	12.816839	13.90%	728	2004
	8.131671	11.253065	38.39%	127	2003
	13.074320	8.131671	-37.80%	0	2002
	18.999657	13.074320	-31.19%	63	2001
	22.735718	18.999657	-16.43%	0	2000

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	11.101653	11.255765	1.39%	1,953,289	2005
	11.151696	11.101653	-0.45%	589	2004
	11.222643	11.151696	-0.63%	0	2003
	11.228670	11.222643	-0.05%	21,700	2002
	10.976083	11.228670	2.30%	15,295	2001
	10.482530	10.976083	4.71%	25,012	2000

GVIT Gartmore GVIT Nationwide Fund: Class I - Q/NQ	11.846853	12.569807	6.10%	161,192	2005
	10.930890	11.846853	8.38%	0	2004
	8.680809	10.930890	25.92%	0	2003
	10.636664	8.680809	-18.39%	0	2002
	12.216049	10.636664	-12.93%	7,938	2001
	12.637807	12.216049	-3.34%	7,132	2000

GVIT Gartmore GVIT Nationwide Leaders Fund: Class I - Q/NQ	12.174295	13.262325	8.94%	369	2005
	10.377980	12.174295	17.31%	0	2004
	8.381556	10.377980	23.82%	0	2003
	10.000000	8.381556	-16.18%	355	2002*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class I - Q/NQ	13.603959	15.041520	10.57%	51,497	2005
	12.255359	13.603959	11.00%	0	2004
	8.157293	12.255359	50.24%	575	2003
	10.000000	8.157293	-18.43%	0	2002*

GVIT Gartmore GVIT Worldwide Leaders Fund: Class I - Q/NQ	11.190533	13.188122	17.85%	11,956	2005
	9.797330	11.190533	14.22%	0	2004
	7.291847	9.797330	34.36%	0	2003
	9.897097	7.291847	-26.32%	0	2002
	12.345376	9.897097	-19.83%	1,528	2001
	14.257588	12.345376	-13.41%	729	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT International Value Fund: Class II - Q/NQ	12.921038	14.263887	10.39%	352	2005
	10.919858	12.921038	18.33%	0	2004
	10.000000	10.919858	9.20%	0	2003*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.397535	12.583700	10.41%	88,514	2005
	10.000000	11.397535	13.98%	254	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	20.623786	22.830881	10.70%	104,694	2005
	18.045837	20.623786	14.29%	243	2004
	13.571367	18.045837	32.97%	0	2003
	16.226571	13.571367	-16.36%	3,391	2002
	16.650563	16.226571	-2.55%	2,951	2001
	14.634711	16.650563	13.77%	458	2000

GVIT GVIT Small Cap Growth Fund: Class I - Q/NQ	14.496373	15.473935	6.74%	22,480	2005
	12.943374	14.496373	12.00%	345	2004
	9.762003	12.943374	32.59%	54	2003
	14.818626	9.762003	-34.12%	0	2002
	16.831886	14.818626	-11.96%	609	2001
	20.331712	16.831886	-17.21%	162	2000

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	28.516666	29.026603	1.79%	85,809	2005
	24.618843	28.516666	15.83%	0	2004
	15.893715	24.618843	54.90%	15	2003
	22.097595	15.893715	-28.07%	831	2002
	17.445777	22.097595	26.66%	2,438	2001
	15.886176	17.445777	9.82%	912	2000

GVIT GVIT Small Company Fund: Class I - Q/NQ	22.619557	25.089017	10.92%	108,927	2005
	19.244942	22.619557	17.54%	126	2004
	13.820149	19.244942	39.25%	0	2003
	16.928867	13.820149	-18.36%	918	2002
	18.376589	16.928867	-7.88%	3,101	2001
	17.087592	18.376589	7.54%	9,065	2000

GVIT J.P. Morgan GVIT Balanced Fund: Class I - Q/NQ	10.893591	11.031324	1.26%	52,752	2005
	10.168075	10.893591	7.14%	0	2004
	8.695502	10.168075	16.93%	144	2003
	10.042076	8.695502	-13.41%	681	2002
	10.557899	10.042076	-4.89%	1,951	2001
	10.728485	10.557899	-1.59%	851	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Van Kampen GVIT Comstock Value Fund: Class I - Q/NQ	11.893755	12.244340	2.95%	144,100	2005
	10.250526	11.893755	16.03%	651	2004
	7.897653	10.250526	29.79%	0	2003
	10.684106	7.897653	-26.08%	1,229	2002
	12.317063	10.684106	-13.26%	0	2001
	13.954430	12.317063	-11.73%	0	2000

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	13.903003	14.029010	0.91%	131,498	2005
	13.215501	13.903003	5.20%	0	2004
	11.936481	13.215501	10.72%	0	2003
	11.274938	11.936481	5.87%	1,657	2002
	10.959378	11.274938	2.88%	14,572	2001
	10.503468	10.959378	4.34%	0	2000

Janus Aspen Series - Balanced Portfolio: Service Shares-Q/NQ	11.030242	11.727222	6.32%	8,941	2005
	10.314462	11.030242	6.94%	0	2004
	10.000000	10.314462	3.14%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares-Q/NQ	7.215824	8.020653	11.15%	87,496	2005
	6.194175	7.215824	16.49%	0	2004
	5.216955	6.194175	18.73%	0	2003
	6.283990	5.216955	-16.98%	1,195	2002
	8.141323	6.283990	-22.81%	2,245	2001
	10.000000	8.141323	-18.59%	17,732	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares-Q/NQ	3.374104	3.716911	10.16%	28,760	2005
	3.397584	3.374104	-0.69%	0	2004
	2.348897	3.397584	44.65%	0	2003
	4.027049	2.348897	-41.67%	0	2002
	6.506406	4.027049	-38.11%	0	2001
	10.000000	6.506406	-34.94%	2,574	2000*

Janus Aspen Series - International Growth Portfolio: Service Shares-Q/NQ	7.058336	9.196737	30.30%	78,544	2005
	6.022291	7.058336	17.20%	0	2004
	4.533041	6.022291	32.85%	0	2003
	6.183160	4.533041	-26.69%	0	2002
	8.178071	6.183160	-24.39%	4,295	2001
	10.000000	8.178071	-18.22%	6,933	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares-Q/NQ	12.060003	15.722944	30.37%	0	2005
	10.000000	12.060003	20.60%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares-Q/NQ	14.150937	15.499490	9.53%	0	2005
	12.199437	14.150937	16.00%	0	2004
	10.000000	12.199437	21.99%	0	2003*

MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	10.932163	11.252200	2.93%	62,111	2005
	10.157854	10.932163	7.62%	975	2004
	10.000000	10.157854	1.58%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.191297	12.817901	5.14%	26,763	2005
	10.751630	12.191297	13.39%	539	2004
	10.000000	10.751630	7.52%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	11.586478	11.773573	1.61%	15,515	2005
	10.487525	11.286478	7.62%	969	2004
	10.000000	10.487525	4.88%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	14.662576	15.694868	7.04%	39,569	2005
	12.820605	14.662576	14.37%	0	2004
	9.853218	12.820605	30.12%	0	2003
	13.566133	9.853218	-27.37%	0	2002
	13.949218	13.566133	-2.75%	1,924	2001
	13.966839	13.949218	-0.13%	0	2000

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	11.652777	16.53%	1,990	2005*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.967544	9.985363	0.18%	104,466	2005
	10.015684	9.967544	-0.48%	0	2004
	10.000000	10.015684	0.16%	105	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	14.349215	16.117619	12.32%	91,069	2005
	12.493396	14.349215	14.85%	0	2004
	9.878424	12.493396	26.47%	0	2003
	14.157405	9.878424	-30.22%	1,662	2002
	19.027345	14.157405	-25.59%	2,860	2001
	20.820318	19.027345	-8.61%	3,860	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	14.039079	16.366037	16.57%	44,272	2005
	11.949322	14.039079	17.49%	0	2004
	8.957418	11.949322	33.40%	1,355	2003
	11.957935	8.957418	-25.09%	226	2002
	12.462618	11.957935	-4.05%	8,273	2001
	12.531553	12.462618	-0.55%	0	2000

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	11.565237	15.65%	8,803	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.804504	12.456727	5.53%	5,481	2005
	10.552559	11.804504	11.86%	0	2004
	10.000000	10.552559	5.53%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	14.961776	15.528631	3.79%	243,863	2005
	14.168379	14.961776	5.60%	0	2004
	10.957031	14.168379	29.31%	0	2003
	15.170607	10.957031	-27.77%	278	2002
	17.574219	15.170607	-13.68%	13,935	2001
	17.836627	17.574219	-1.47%	4,021	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.565033	11.926147	12.88%	231,602	2005
	8.978200	10.565033	17.67%	0	2004
	6.356923	8.978200	41.23%	0	2003
	8.267491	6.356923	-23.11%	4,395	2002
	9.518646	8.267491	-13.14%	15,697	2001
	10.000000	9.518646	-4.81%	16,998	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.753552	18.916877	12.91%	39,671	2005
	10.000000	16.753552	67.54%	1,138	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.077356	11.158615	0.73%	41,171	2005
	10.316723	11.077356	7.37%	803	2004
	10.000000	10.316723	3.17%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	12.654982	13.244102	4.66%	232,726	2005
	11.707682	12.654982	8.09%	0	2004
	9.355937	11.707682	25.14%	1,370	2003
	11.667724	9.355937	-19.81%	6,111	2002
	13.152642	11.667724	-11.29%	2,341	2001
	14.599387	13.152642	-9.91%	10,114	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.125632	13.137799	8.35%	31,409	2005
	10.302989	12.125632	17.69%	0	2004
	10.000000	10.302989	3.03%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	14.621223	16.218926	10.93%	18,926	2005
	12.361526	14.621223	18.28%	0	2004
	9.967175	12.361526	24.02%	0	2003
	13.978216	9.967175	-28.69%	0	2002
	20.596567	13.978216	-32.13%	0	2001
	23.496887	20.596567	-12.34%	4,147	2000

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	11.694543	12.152566	3.92%	7,051	2005
	10.658246	11.694543	9.72%	0	2004
	10.000000	10.658246	6.58%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.533905	10.994804	4.38%	0	2005
	10.156107	10.533905	3.72%	0	2004
	10.000000	10.156107	1.56%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	11.221044	12.21%	2,182	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.548574	5.49%	40,005	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	10.043651	0.44%	9,088	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.410321	10.684974	2.64%	11,760	2005
	10.129517	10.410321	2.77%	0	2004
	10.000000	10.129517	1.30%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	25.777598	28.574908	10.85%	16,173	2005
	23.717411	25.777598	8.69%	0	2004
	18.783491	23.717411	26.27%	31	2003
	17.415214	18.783491	7.86%	358	2002
	16.018934	17.415214	8.72%	432	2001
	14.562396	16.018934	10.00%	0	2000

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	6.873124	7.979923	16.10%	6,931	2005
	5.723928	6.873124	20.08%	0	2004
	4.088676	5.723928	39.99%	0	2003
	6.014503	4.088676	-32.02%	0	2002
	8.617166	6.014503	-30.20%	501	2001
	10.000000	8.617166	-13.83%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	25.186652	29.114020	15.59%	126,423	2005
	18.699570	25.186652	34.69%	1,289	2004
	13.770483	18.699570	35.79%	203	2003
	14.055442	13.770483	-2.03%	2,104	2002
	12.959009	14.055442	8.46%	2,011	2001
	12.466313	12.959009	3.95%	2,013	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	24.176597	31.514704	30.35%	11,367	2005
	19.447415	24.176597	24.32%	0	2004
	12.772187	19.447415	52.26%	0	2003
	13.320519	12.772187	-4.12%	0	2002
	13.739047	13.320519	-3.05%	0	2001
	23.931619	13.739047	-42.59%	0	2000

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	20.697822	31.001698	49.78%	1,637	2005
	16.905954	20.697822	22.43%	0	2004
	11.800336	16.905954	43.27%	0	2003
	12.298301	11.800336	-4.05%	0	2002
	13.907561	12.298301	-11.57%	353	2001
	12.641312	13.907561	10.02%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.630738	11.325995	6.54%	214,577	2005
	9.106093	10.630738	16.74%	0	2004
	6.730519	9.106093	35.30%	0	2003
	9.313641	6.730519	-27.73%	452	2002
	9.772739	9.313641	-4.70%	4,371	2001
	10.000000	9.772739	-2.27%	0	2000*

Optional Benefit Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.682908	10.967448	2.66%	1,081	2005

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.232623	10.990161	7.40%	673	2005

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.001029	11.729530	6.62%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.680790	11.252332	-3.67%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.435531	13.729511	10.41%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.001893	9.061513	0.66%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	6.152727	6.899661	12.14%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	10.789065	12.098845	12.14%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	10.775888	11.137716	3.36%	1,028	2005

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.134160	10.443772	3.06%	1,140	2005

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	15.728497	16.026138	1.89%	6,509	2005

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	10.539440	11.284397	7.07%	1,931	2005

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.545772	10.441102	-0.99%	41,544	2005

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	11.627108	11.796211	1.45%	0	2005

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.300357	12.715512	3.38%	0	2005

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	5.874922	5.999106	2.11%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	8.009176	8.186900	2.22%	99,761	2005

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	8.787858	8.735295	-0.60%	598	2005

Dreyfus Variable Investment Fund -Developing Leaders Portfolio: Service Shares - Q/NQ	10.673921	11.116686	4.15%	0	2005

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	10.764195	10.942000	1.65%	0	2005

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.151968	10.202498	0.50%	0	2005

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.677091	12.589947	-0.69%	3,204	2005

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	11.394408	11.843841	3.94%	3,437	2005

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.080836	6.359482	4.58%	1,447	2005

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.738076	8.936966	2.28%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	7.662464	8.962888	16.97%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.862700	13.870439	16.92%	0	2005

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	10.173717	11.181839	9.91%	88,829	2005

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.317124	10.240260	-0.75%	28,165	2005

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.110274	7.555893	6.27%	0	2005

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	14.385817	16.196762	12.59%	25,725	2005

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.539712	12.743211	1.62%	5,242	2005

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.290160	10.634532	3.35%	0	2005

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.397420	10.939506	5.19%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.469974	11.146499	6.46%	7,844	2005

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2 - Q/NQ	11.117828	13.312384	19.74%	0	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	10.394611	10.675301	2.70%	30,803	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.602359	11.046037	4.18%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.670957	12.612849	18.20%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	10.157275	11.021895	8.51%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.152643	11.018254	8.53%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.908439	9.733150	-1.77%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	11.822602	12.044579	1.88%	0	2005

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.201189	10.382986	1.78%	0	2005

GVIT Gartmore GVIT Emerging Markets Fund: Class I - Q/NQ	13.485149	16.449238	21.98%	0	2005

GVIT Gartmore GVIT Emerging Markets Fund: Class III - Q/NQ	15.099319	18.437248	22.11%	0	2005

GVIT Gartmore GVIT Global Financial Services Fund: Class I - Q/NQ	10.322577	11.620659	12.58%	0	2005

GVIT Gartmore GVIT Global Financial Services Fund: Class III - Q/NQ	13.791912	15.539743	12.67%	0	2005

GVIT Gartmore GVIT Global Health Sciences Fund: Class I - Q/NQ	10.328071	10.655057	3.17%	0	2005

GVIT Gartmore GVIT Global Health Sciences Fund: Class III - Q/NQ	12.109337	12.491757	3.16%	0	2005

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I - Q/NQ	2.579537	2.819165	9.29%	0	2005

GVIT Gartmore GVIT Global Technology and Communications Fund: Class III - Q/NQ	9.751418	10.648508	9.20%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Utilities Fund: Class I - Q/NQ	10.158487	10.380247	2.18%	0	2005

GVIT Gartmore GVIT Global Utilities Fund: Class III - Q/NQ	12.333630	12.613243	2.27%	0	2005

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	12.846235	12.775650	-0.55%	35,878	2005

GVIT Gartmore GVIT Growth Fund: Class I - Q/NQ	4.994482	5.133976	2.79%	0	2005

GVIT Gartmore GVIT International Growth Fund: Class I - Q/NQ	7.284758	8.964258	23.05%	0	2005

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.651109	10.722170	67.00%	29,431	2005

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.036455	11.225416	1.71%	20,655	2005

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.267564	11.578857	2.76%	107,943	2005

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.570960	12.075809	4.36%	209,054	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.734544	12.365120	5.37%	0	2005

GVIT Gartmore GVIT Mid Cap Growth Fund: Class I - Q/NQ	4.972742	5.319950	6.98%	17,994	2005

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	10.058320	10.101803	0.43%	7,838	2005

GVIT Gartmore GVIT Nationwide Fund: Class I - Q/NQ	9.334508	9.651649	3.40%	41,736	2005

GVIT Gartmore GVIT Nationwide Leaders Fund: Class I - Q/NQ	10.648406	11.140994	4.63%	0	2005

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class I - Q/NQ	10.778369	11.551501	7.17%	5,621	2005

GVIT Gartmore GVIT Worldwide Leaders Fund: Class I - Q/NQ	7.697239	8.879540	15.36%	0	2005

GVIT GVIT International Value Fund: Class II - Q/NQ	10.161326	11.194114	10.16%	0	2005

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.316795	12.475221	10.24%	0	2005

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	13.669005	14.426404	5.54%	8,269	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Growth Fund: Class I - Q/NQ	6.246511	6.757209	8.18%	0	2005

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	17.062224	17.372951	1.82%	0	2005

GVIT GVIT Small Company Fund: Class I - Q/NQ	12.152595	13.018755	7.13%	0	2005

GVIT J.P. Morgan GVIT Balanced Fund: Class I - Q/NQ	9.671784	9.695404	0.24%	0	2005

GVIT Van Kampen GVIT Comstock Value Fund: Class I - Q/NQ	7.855041	8.045521	2.42%	24,487	2005

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	12.648443	12.663264	0.12%	0	2005

Janus Aspen Series - Balanced Portfolio: Service Shares-Q/NQ	10.468329	10.891752	4.04%	0	2005

Janus Aspen Series - Forty Portfolio: Service Shares-Q/NQ	7.253447	7.551143	4.10%	0	2005

Janus Aspen Series - Global Technology Portfolio: Service Shares-Q/NQ	3.112792	3.499173	12.41%	0	2005

Janus Aspen Series - International Growth Portfolio: Service Shares-Q/NQ	6.854996	8.658372	26.31%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares-Q/NQ	11.987487	15.147332	26.36%	0	2005

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares-Q/NQ	14.456911	15.084946	4.34%	0	2005

MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	10.597673	10.977206	3.58%	1,680	2005

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.583355	11.783442	1.73%	4,127	2005

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	12.655090	13.139124	3.82%	0	2005

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	10.138880	10.782892	6.35%	0	2005

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.410128	11.574497	11.18%	0	2005

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.750570	9.718098	-0.33%	12,956	2005

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	6.085893	6.658883	9.42%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	11.661551	12.512846	7.30%	0	2005

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.786017	11.487543	6.50%	1,647	2005

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.040918	11.713378	6.09%	1,634	2005

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	7.900901	8.169779	3.40%	84,293	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.081789	11.257951	11.67%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.487375	18.411069	11.67%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	10.100487	10.196578	0.95%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.315771	8.576947	3.14%	2,450	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	10.846787	11.606399	7.00%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	5.295116	5.700607	7.66%	0	2005

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	10.642309	10.812637	1.60%	0	2005

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.795010	11.251140	4.23%	0	2005

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.644847	11.145643	4.70%	4,734	2005

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.365069	10.477665	1.09%	21,043	2005

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.014541	9.976101	-0.38%	10,535	2005

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.358167	10.399944	0.40%	9,713	2005

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	17.482734	18.511634	5.89%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	6.654767	7.532625	13.19%	0	2005

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	24.392904	25.926914	6.29%	0	2005

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	10.147224	12.266817	20.89%	0	2005

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	17.911877	22.873047	27.70%	0	2005

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.156986	10691453.000000	5.26%	0	2005

Appendix E: Contract Types and Tax Information

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any) limitations, and other features of the contracts will differ depending on contract type.

Types of Contracts

Individual Retirement Annuities ("IRAs")

Individual Retirement Annuities are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other IRAs, Tax Sheltered Annuities, certain 457 government plans, and qualified retirement plans (including 401(k) plans).

When the owner of an Individual Retirement Contract attains the age of 70 ½, the Internal Revenue Code requires that certain minimum distributions must be made. In addition, upon the death of the owner of an Individual Retirement Contract, mandatory distribution requirements are imposed by the Internal Revenue Code, to ensure distribution of the entire balance in the contract within a required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distribution may exceed the Contract Value.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, Roth IRA or Tax Sheltered Annuity.
Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required statutory period.

Non-Qualified contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

Roth IRAs

Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner’s federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

Upon the death of the owner of a Roth IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire balance in the contract within a required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the employee’s income, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70½, and after the owner’s death. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

When the owner of a Tax Sheltered Annuity attains the age of 70 ½, the Internal Revenue Code requires that certain minimum distributions must be made. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code, to ensure distribution of the entire balance in the contract within a required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distribution may exceed the Contract Value.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of investment options available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of investment options available in a variable insurance product does not exceed 20, the number of investment options alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of investment options that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of investment options, transfers between investment options, exchanges of investment options or changes in investment objectives of investment options such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Individual Retirement Annuities

Distributions from IRAs, are generally taxed as ordinary income when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to regular income tax and an additional penalty tax of 10% is also generally applicable. The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions will be included in the contract owner’s gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from a traditional IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance may be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the income start date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the income start date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner’s investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the income start date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner;

•	allocable to an investment in the contract before August 14, 1982; or

•	from an immediate annuity.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

For purposes of the exception to the penalty tax, an immediate annuity is a single premium contract from which payments begin within one year of purchase, and which provides for substantially equal periodic payments. If the contract is issued as the result of an nontaxable exchange described in Section 1035 of the Internal Revenue Code, for purposes of determining whether the contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange. Consequently, if all or a portion of the purchase payment for this contract is the result of a Section 1035 exchange from a life insurance contract, an endowment contract, or a deferred annuity that was issued more than 1 year prior to the Income Start Date, then this contract would not qualify for the immediate annuity exception to the penalty tax.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals, including immediate annuity contracts that are owned by entities but which satisfy the immediate annuity exception to the penalty tax. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person and the contract does not satisfy the immediate annuity exception. If all or a portion of the purchase payment for this contract is the result of a Section 1035 exchange from a life insurance contract, an endowment contract, or a deferred annuity that was issued more than 1 year prior to the Income Start Date, then this contract would not qualify for the immediate annuity exception to the non-natural persons rules.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Withholding

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•	the distribution is made directly to another Tax Sheltered Annuity or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

1)	provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1)	the distribution is connected to the non-resident alien’s conduct of business in the United States; and

2)	the distribution is not includable in the non-resident alien’s gross income for United States federal income tax purposes.

Note that these distributions would be subject to the same withholding rules that are applicable to payments to United States citizens, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult your tax and/or financial adviser for more information.

The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions - General Information

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

1)
If any contract owner dies on or after the income start date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

2)
If any contract owner dies before the income start date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

a)	the death of the annuitant will be treated as the death of a contract owner;

b)	any change of annuitant will be treated as the death of a contract owner; and

c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity or IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.

Distributions may be paid in a lump sum or in substantially equal payments over:

a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA of the contract owner.

If the contract owner’s entire interest in a Tax Sheltered Annuity or IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distribution may exceed the Contract Value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2006
Individual Single Premium Immediate Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2006. The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-243-6295, TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $158 billion as of December 31, 2005.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract/commutation value.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the investment options. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for the investment options. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. Nationwide also acts as a limited agent for the fund for purposes of accepting the trades. For these services the funds agree to pay Nationwide an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

Nationwide takes these anticipated fee payments into consideration when it determines the charges that will be assessed under the contracts. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract. Generally, Nationwide expects to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the mutual funds it offers in the contracts. What is actually received depends upon many factors, including but not limited to the type of fund, (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company. Nationwide does not consider these fee payments when determining fund availability associated with any of the optional benefits offered in the contract.

Distribution, Promotional and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed up to 0.60% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or

1

lower than this assumption. If the actual amount of marketing allowance paid is more that what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-9 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report of KPMG LLP covering the December 31, 2005 consolidated financial statements of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2005, 2004 and 2003, no underwriting commissions were paid by Nationwide to NISC.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

2

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

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NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:

AIM VIF – Basic Balanced Fund (AIMBal) 68,211 shares (cost $632,900)	$749,639

AIM VIF – Basic Value Fund – Series II Shares (AIMBValue2) 686,417 shares (cost $6,120,226)	8,415,477

AIM VIF – Blue Chip Fund – Series I Shares (AIMBlueCh) 66,967 shares (cost $387,549)	473,453

AIM VIF – Capital Appreciation Fund – Series I Shares (AIMCapAp) 7,385 shares (cost $143,121)	182,266

AIM VIF – Capital Appreciation Fund – Series II Shares (AIMCapAp2) 62,676 shares (cost $1,130,452)	1,531,170

AIM VIF – Capital Development Fund – Series II Shares (AIMCapDev2) 23,155 shares (cost $322,442)	368,633

AIM VIF – Core Equity Fund – Series I Shares (AIMCoreEq) 6,299 shares (cost $117,649)	147,708

AIM VIF – Premier Equity Fund – Series I Shares (AIMPreEq) 19,387 shares (cost $340,576)	432,707

AIM VIF – Premier Equity Fund – Series II Shares (AIMPreEq2) 78,348 shares (cost $1,391,356)	1,737,749

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class B (AlGrIncB) 172,981 shares (cost $3,413,428)	4,263,977

Alliance VPSF – AllianceBernstein Large Cap Growth Portfolio – Class B (AlLrgCpGrB) 155,839 shares (cost $3,030,411)	4,135,963

Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class B (AlSmMdCpB) 338,001 shares (cost $4,055,881)	5,742,631

American Century VP – Income & Growth Fund – Class I (ACVPIncGr) 29,726,885 shares (cost $180,599,298)	223,248,908

American Century VP – Income & Growth Fund – Class II (ACVPIncGr2) 644,353 shares (cost $3,654,334)	4,832,647

American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2) 6,695,893 shares (cost $69,874,932)	68,699,863

American Century VP – International Fund – Class I (ACVPInt) 12,638,726 shares (cost $80,973,465)	104,016,712

American Century VP – International Fund – Class III (ASVPInt3) 8,441,273 shares (cost $48,912,919)	69,471,674

American Century VP – Mid Cap Value Fund – Class II (ACVPMdCpV2) 4,547 shares (cost $53,890)	53,156

American Century VP – Ultra® Fund – Class I (ACVPUltra) 2,117,304 shares (cost $20,509,697)	21,977,618

American Century VP – Ultra® Fund – Class II (ACVPUltra2) 288,874 shares (cost $2,324,366)	2,984,067

American Century VP – Value Fund – Class I (ACVPVal) 62,256,803 shares (cost $436,487,510)	510,505,780

American Century VP – Value Fund – Class II (ACVPVal2) 1,102,711 shares (cost $7,467,073)	9,031,203
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

American Century VP – VistaSM Fund – Class II (ACVPVista2) 1,023 shares (cost $15,069)	$14,809

BB&T VIF – Capital Manager Equity Fund (BBTCapMgr) 188,206 shares (cost $1,585,813)	1,978,040

BB&T VIF – Large Cap Value Fund (BBTLgCapV) 282,847 shares (cost $3,018,779)	3,959,858

BB&T VIF – Large Company Growth Fund (BBTLgCoGr) 164,883 shares (cost $1,359,542)	1,696,644

BB&T VIF – Mid Cap Growth Fund (BBTMdCapGr) 205,980 shares (cost $2,067,933)	3,227,713

Credit Suisse Trust – Global Small Cap Portfolio (CSTGSmCp) 291,538 shares (cost $2,719,749)	3,775,416

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc) 728,400 shares (cost $6,291,849)	8,522,274

Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV) 1,005,146 shares (cost $12,274,559)	14,454,002

Dreyfus Emerging Leaders Fund – Service Shares (DryELeadS) 68,361 shares (cost $1,281,599)	1,548,386

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS) 3,800,708 shares (cost $56,401,860)	63,357,799

Dreyfus Socially Responsible Growth Fund, Inc., – Service Shares, The (DrySRGroS) 11,945 shares (cost $272,445)	309,372

Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro) 4,236,636 shares (cost $109,391,011)	110,491,461

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 29,263,179 shares (cost $875,054,941)	931,154,386

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp) 3,821,928 shares (cost $124,109,332)	141,831,721

Dreyfus VIF – Appreciation Portfolio – Service Shares (DryVIFAppS) 99,424 shares (cost $3,055,245)	3,670,733

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares (DryVIFDevLd) 10,617 shares (cost $323,668)	466,727

Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIFIntVal) 26,071 shares (cost $282,196)	455,982

Federated IS – American Leaders Fund II – Service Shares (FedAmLeadS) 30,287 shares (cost $491,711)	644,514

Federated IS – Capital Appreciation Fund II – Service Shares (FedCapApS) 178,556 shares (cost $834,999)	1,048,126

Federated IS – High Income Bond Fund II – Service Shares (FedHiIncS) 692,199 shares (cost $5,275,103)	5,329,934

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 28,498,324 shares (cost $323,741,598)	322,031,054

Federated IS – Quality Bond Fund II – Service Shares (FedQualBdS) 886,350 shares (cost $10,327,912)	9,971,434

Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS) 31,822,713 shares (cost $686,144,627)	807,978,689

Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2) 622,230 shares (cost $12,084,868)	15,661,524

Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS) 15,320,474 shares (cost $478,206,742)	514,155,104
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2) 177,743 shares (cost $4,590,864)	$5,917,060

Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS) 37,303,397 shares (cost $242,439,443)	229,042,853

Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS) 3,200,336 shares (cost $44,712,937)	65,670,894

Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R) 466,148 shares (cost $5,892,834)	9,472,129

Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR) 4,923,948 shares (cost $69,206,729)	100,940,924

Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS) 28,868,339 shares (cost $646,716,076)	892,897,716

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2) 582,853 shares (cost $11,779,236)	17,887,763

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 3,904,030 shares (cost $49,892,467)	49,503,095

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS) 4,455,097 shares (cost $73,786,632)	77,206,831

Fidelity® VIP III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2) 368,182 shares (cost $7,855,653)	12,764,879

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 3,171,915 shares (cost $41,362,943)	44,311,650

Fidelity® VIP III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2) 185,689 shares (cost $2,283,188)	2,603,365

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2 (FidVIPFree10S2) 940 shares (cost $9,966)	10,111

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2 (FidVIPFree20S2) 377 shares (cost $4,220)	4,175

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2 (FidVIPFree30S2) 370 shares (cost $4,220)	4,172

Fidelity® VIP IV – Natural Resources Portfolio – Service Class 2 (FidVIPNtRsS2) 1,842 shares (cost $33,899)	34,797

Financial Investors VIT – First Horizon Capital Appreciation Portfolio (FICapAp) 99,297 shares (cost $1,028,463)	1,266,031

Financial Investors VIT – First Horizon Core Equity Portfolio (FICoreEq) 204,361 shares (cost $1,778,296)	1,906,685

Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2) 52,555 shares (cost $889,776)	937,576

Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCapV2) 24,905 shares (cost $383,160)	418,154

Franklin Templeton VIP – Templeton Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3) 13,592 shares (cost $138,719)	148,148

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2) 6,400 shares (cost $80,240)	99,961

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3) 25,594 shares (cost $382,015)	399,268

Franklin Templeton VIP – Templeton Global Income Securities Fund – Class 3 (FrVIPGlInc3) 5,041 shares (cost $71,171)	71,478

Gartmore GVIT Dreyfus International Value Fund – Class II (GVITIntVal2) 270 shares (cost $3,638)	4,460
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT Dreyfus International Value Fund – Class III (GVITIntVal3) 3,510,153 shares (cost $52,088,803)	$58,128,127

Gartmore GVIT Dreyfus International Value Fund – Class VI (GVITIntVal6) 75,551 shares (cost $1,138,429)	1,251,126

Gartmore GVIT Dreyfus Mid Cap Index Fund – Class I (GVITMidCap) 18,311,017 shares (cost $247,508,219)	317,879,259

Gartmore GVIT Emerging Markets Fund – Class I (GVITEmMrkts) 342,141 shares (cost $3,054,062)	4,475,200

Gartmore GVIT Emerging Markets Fund – Class III (GVITEmMrkts3) 7,283,849 shares (cost $85,188,356)	95,272,742

Gartmore GVIT Emerging Markets Fund – Class VI (GVITEmMrkts6) 45,811 shares (cost $547,285)	598,746

Gartmore GVIT Federated High Income Bond Fund – Class I (GVITFHiInc) 15,773,115 shares (cost $126,989,886)	122,557,104

Gartmore GVIT Federated High Income Bond Fund – Class III (GVITFHiInc3) 5,147,304 shares (cost $40,609,505)	39,943,080

Gartmore GVIT Global Financial Services Fund – Class I (GVITGlFin) 2,978 shares (cost $35,323)	37,702

Gartmore GVIT Global Financial Services Fund – Class III (GVITGlFin3) 945,851 shares (cost $11,916,180)	11,983,938

Gartmore GVIT Global Health Sciences Fund – Class I (GVITGlHlth) 10,112 shares (cost $106,124)	104,556

Gartmore GVIT Global Health Sciences Fund – Class III (GVITGlHlth3) 3,162,548 shares (cost $33,520,601)	32,763,995

Gartmore GVIT Global Technology and Communications Fund – Class I (GVITGlTech) 651,241 shares (cost $2,509,311)	2,507,275

Gartmore GVIT Global Technology and Communications Fund – Class III (GVITGlTech3) 2,613,766 shares (cost $9,965,225)	10,141,412

Gartmore GVIT Global Utilities Fund – Class I (GVITGlUtl) 6,000 shares (cost $58,767)	60,836

Gartmore GVIT Global Utilities Fund – Class III (GVITGlUtl3) 2,219,427 shares (cost $24,145,625)	22,571,572

Gartmore GVIT Government Bond Fund – Class I (GVITGvtBd) 50,091,316 shares (cost $606,324,970)	578,053,784

Gartmore GVIT Government Bond Fund – Class II (GVITGvtBd2) 1,370,093 shares (cost $16,677,704)	15,769,774

Gartmore GVIT Growth Fund – Class I (GVITGrowth) 6,771,240 shares (cost $58,524,066)	77,530,693

Gartmore GVIT ID Aggressive Fund – Class II (GVITIDAgg2) 6,403,332 shares (cost $69,783,834)	76,647,890

Gartmore GVIT ID Conservative Fund – Class II (GVITIDCon2) 10,546,946 shares (cost $107,024,183)	108,317,136

Gartmore GVIT ID Moderate Fund – Class II (GVITIDMod2) 40,084,160 shares (cost $395,744,344)	456,959,425

Gartmore GVIT ID Moderately Aggressive Fund – Class II (GVITIDModAg2) 21,759,609 shares (cost $221,947,684)	257,633,771

Gartmore GVIT ID Moderately Conservative Fund – Class II (GVITIDModCon2) 16,804,484 shares (cost $169,174,048)	183,336,922

Gartmore GVIT International Growth Fund – Class I (GVITIntGro) 141,196 shares (cost $830,789)	1,300,409
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT International Growth Fund – Class III (GVITIntGro3) 2,650,525 shares (cost $20,084,065)	$24,437,836

Gartmore GVIT J.P. Morgan Balanced Fund – Class I (GVITJPBal) 14,113,552 shares (cost $133,080,457)	141,558,932

Gartmore GVIT Mid Cap Growth Fund – Class I (GVITMdCpGr) 3,440,312 shares (cost $71,717,381)	93,404,468

Gartmore GVIT Money Market Fund – Class I (GVITMyMkt) 519,268,791 shares (cost $519,268,791)	519,268,791

Gartmore GVIT Nationwide® Fund – Class I (GVITNWFund) 32,205,431 shares (cost $350,469,500)	381,634,362

Gartmore GVIT Nationwide® Fund – Class II (GVITNWFund2) 187,026 shares (cost $1,629,601)	2,210,649

Gartmore GVIT Nationwide® Leaders Fund – Class I (GVITLead) 295 shares (cost $3,580)	3,799

Gartmore GVIT Nationwide® Leaders Fund – Class III (GVITLead3) 1,091,070 shares (cost $14,676,149)	14,085,708

Gartmore GVIT Small Cap Growth Fund – Class I (GVITSmCapGr) 5,843,122 shares (cost $81,166,952)	92,905,637

Gartmore GVIT Small Cap Growth Fund – Class II (GVITSmCapGr2) 127,599 shares (cost $1,401,017)	2,008,401

Gartmore GVIT Small Cap Value Fund – Class I (GVITSmCapVal) 34,261,074 shares (cost $335,022,088)	395,030,184

Gartmore GVIT Small Cap Value Fund – Class II (GVITSmCapVal2) 294,018 shares (cost $2,901,660)	3,360,621

Gartmore GVIT Small Company Fund – Class I (GVITSmComp) 15,450,117 shares (cost $289,842,922)	351,953,653

Gartmore GVIT Small Company Fund – Class II (GVITSmComp2) 223,152 shares (cost $4,128,767)	5,027,625

Gartmore GVIT U.S. Growth Leaders Fund – Class I (GVITUSGro) 29,322 shares (cost $309,205)	316,382

Gartmore GVIT U.S. Growth Leaders Fund – Class III (GVITUSGro3) 2,539,670 shares (cost $28,002,067)	27,580,816

Gartmore GVIT Van Kampen GVIT Multi-Sector Bond Fund – Class I (GVITMltSec) 17,682,871 shares (cost $167,542,839)	172,761,654

Gartmore GVIT Van Kampen Value Fund – Class I (GVITVal) 7,728,574 shares (cost $76,599,871)	89,110,460

Gartmore GVIT Worldwide Leaders Fund – Class I (GVITWLead) 1,766,635 shares (cost $12,111,659)	22,506,938

Gartmore GVIT Worldwide Leaders Fund – Class III (GVITWLead3) 1,011,226 shares (cost $10,463,010)	12,883,021

Janus AS – Balanced Portfolio – Service Shares (JanBal) 3,144 shares (cost $75,821)	83,684

Janus AS – Forty Portfolio – Service Shares (JanForty) 8,597,645 shares (cost $166,013,574)	236,005,332

Janus AS – Global Technology Portfolio – Service II Shares (JanGlTechS2) 5,063,776 shares (cost $15,508,762)	20,407,018

Janus AS – Global Technology Portfolio – Service Shares (JanGlTech) 11,605,780 shares (cost $44,688,522)	45,958,887

Janus AS – International Growth Portfolio – Service II Shares (JanIntGroS2) 2,425,124 shares (cost $52,657,809)	85,800,902
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Janus AS – International Growth Portfolio – Service Shares (JanIntGro) 3,840,232 shares (cost $86,252,829)	$135,060,968

Janus AS – Risk-Managed Core Portfolio – Service Shares (JanRMgCore) 389,131 shares (cost $5,294,621)	4,848,567

JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio (JPMSTMidCap) 2,264,638 shares (cost $58,995,958)	63,047,520

MFS® VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS) 29,280 shares (cost $257,958)	284,602

MFS® VIT – Mid Cap Growth Series – Service Class (MFSMidCapGrS) 504,859 shares (cost $2,540,199)	3,634,983

MFS® VIT – New Discovery Series – Service Class (MFSNewDiscS) 110,214 shares (cost $1,354,341)	1,702,802

MFS® VIT – Value Series – Service Class (MFSValS) 310,888 shares (cost $2,963,925)	3,870,556

Neuberger Berman AMT – Fasciano Portfolio – S Class (NBAMTFasc) 115,837 shares (cost $1,343,712)	1,640,254

Neuberger Berman AMT – Focus Portfolio – S Class (NBAMTFocus) 42,570 shares (cost $771,648)	816,072

Neuberger Berman AMT – Guardian Portfolio – I Class (NBAMTGuard) 6,170,682 shares (cost $76,974,179)	107,986,926

Neuberger Berman AMT – International Portfolio – S Class (NBAMTInt) 810 shares (cost $9,007)	9,461

Neuberger Berman AMT – Limited Maturity Bond Portfolio®– I Class (NBAMTLMat) 3,726,059 shares (cost $48,668,577)	47,097,389

Neuberger Berman AMT – Mid Cap Growth Portfolio®– I Class (NBAMTMCGr) 8,855,027 shares (cost $120,146,082)	179,579,939

Neuberger Berman AMT – Partners Portfolio®– I Class (NBAMTPart) 8,444,243 shares (cost $133,042,052)	180,791,234

Neuberger Berman AMT – Regency Portfolio®– S Class (NBAMTRegS) 6,122 shares (cost $97,733)	101,376

Neuberger Berman AMT – Socially Responsive Portfolio®– I Class (NBAMSocRes) 323,315 shares (cost $4,616,673)	4,820,626

Oppenheimer Aggressive Growth Fund/VA – Initial Class (OppAggGro) 4,431,782 shares (cost $152,936,919)	218,885,720

Oppenheimer Capital Appreciation Fund/VA – Initial Class (OppCapAp) 11,143,479 shares (cost $349,647,912)	429,246,795

Oppenheimer Capital Appreciation Fund/VA – Service Class (OppCapApS) 184,767 shares (cost $5,342,766)	7,063,626

Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3) 6,580,963 shares (cost $159,320,743)	220,791,321

Oppenheimer Global Securities Fund/VA – Initial Class (OppGlSec) 5,612,199 shares (cost $97,627,655)	187,335,220

Oppenheimer Global Securities Fund/VA – Service Class (OppGlSecS) 210,924 shares (cost $3,635,297)	6,994,227

Oppenheimer High Income Fund/VA – Service Class (OppHighIncS) 29,832 shares (cost $256,027)	250,295

Oppenheimer Main Street Fund®/VA – Initial Class (OppMSt) 15,920,362 shares (cost $298,000,162)	346,904,694

Oppenheimer Main Street Fund®/VA – Service Class (OppMStS) 401,339 shares (cost $6,485,294)	8,680,973
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer Main Street Small Cap Fund®/VA – Service Class (OppMStSCapS) 9,811 shares (cost $149,649)	$167,384

Oppenheimer Strategic Bond Fund/VA – Service Class (OppStratBdS) 877,463 shares (cost $4,195,418)	4,554,032

Putnam VT Growth & Income Fund – IB Shares (PVTGroInc) 1,535 shares (cost $37,021)	40,449

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2) 5,098 shares (cost $47,314)	48,634

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 14,102 shares (cost $311,751)	306,865

T. Rowe Price Limited Term Bond Fund – II (TRowLtdTBd2) 22,330 shares (cost $109,261)	109,194

Van Eck WIT – Worldwide Emerging Markets Fund – Class R1 (VEWrldEMktR1) 1,443,044 shares (cost $23,295,091)	28,702,144

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt) 2,104,532 shares (cost $25,095,968)	41,901,246

Van Eck WIT – Worldwide Hard Assets Fund – Class R1 (VEWrldHAsR1) 1,725,198 shares (cost $36,266,525)	47,839,751

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs) 1,099,943 shares (cost $16,770,829)	30,512,417

Van Kampen LIT – Comstock Portfolio – Class II (VKCom2) 1,382,285 shares (cost $13,821,693)	18,868,184

Van Kampen LIT – Emerging Growth Portfolio – Class II (VKEmGr2) 101,010 shares (cost $2,110,333)	2,809,099

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II (VKCorPlus2) 41,173 shares (cost $471,876)	471,845

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKEmMkt) 3,810,893 shares (cost $33,235,920)	34,450,470

Van Kampen UIF – Mid Cap Growth Portfolio – Class I (VKMidCapG) 2,555,677 shares (cost $25,446,026)	31,128,152

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 14,079,619 shares (cost $211,409,338)	324,957,603

Victory VIF – Diversified Stock Fund Class A Shares (VicDivrStk) 1,400,800 shares (cost $13,494,599)	16,697,533

W & R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat) 21,666,675 shares (cost $148,318,349)	191,999,239

W & R Target Funds, Inc. – Balanced Portfolio (WRBal) 12,446,756 shares (cost $84,892,317)	99,114,761

W & R Target Funds, Inc. – Bond Portfolio (WRBond) 17,880,802 shares (cost $99,920,571)	94,625,202

W & R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq) 22,272,997 shares (cost $216,220,810)	247,726,958

W & R Target Funds, Inc. – Dividend Income Portfolio (WRDivInc) 2,817,429 shares (cost $15,347,989)	17,220,688

W & R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes) 2,693,279 shares (cost $15,386,201)	16,892,517

W & R Target Funds, Inc. – Growth Portfolio (WRGrowth) 32,907,491 shares (cost $259,862,748)	306,457,591

W & R Target Funds, Inc. – High Income Portfolio (WRHiInc) 24,145,753 shares (cost $80,029,064)	78,512,330
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

W & R Target Funds, Inc. – International Growth Portfolio (WRIntlGr) 8,652,744 shares (cost $48,202,213)	$65,713,264

W & R Target Funds, Inc. – International Value Portfolio (WRIntVal) 1,164,591 shares (cost $22,045,207)	22,327,080

W & R Target Funds, Inc. – Limited-Term Bond Portfolio (WRLTBond) 7,620,099 shares (cost $43,117,714)	41,684,230

W & R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGr) 250,109 shares (cost $3,591,427)	4,473,748

W & R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGr) 678,350 shares (cost $3,935,256)	4,114,463

W & R Target Funds, Inc. – Money Market Portfolio (WRMMkt) 22,453,236 shares (cost $22,453,236)	22,453,236

W & R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec) 1,290,866 shares (cost $6,649,664)	6,427,868

W & R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS) 2,282,453 shares (cost $14,564,807)	15,888,612

W & R Target Funds, Inc. – Science & Technology Portfolio (WRSciTech) 7,642,322 shares (cost $87,804,171)	129,039,077

W & R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCap) 14,592,683 shares (cost $109,621,527)	153,030,551

W & R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal) 825,103 shares (cost $13,037,932)	12,032,472

W & R Target Funds, Inc. – Value Portfolio (WRValue) 22,601,882 shares (cost $116,696,870)	137,200,204

Wells Fargo Advantage Variable Trust Opportunity Fund (WFTrustOp) 8,276,955 shares (cost $140,935,923)	200,467,858

Total investments	15,352,808,209

Accounts receivable	1,388,998

Total assets	15,354,197,207

Accounts payable	–

Contract owners’ equity (note 4)	$15,354,197,207

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF OPERATIONS
Year Ended December 31, 2005

Investment activity:	Total	AIMBal	AIMBValue2	AIMBlueCh	AIMCapAp	AIMCapAp2	AIMCapDev2	AIMCoreEq
Reinvested dividends	$244,233,904	10,755	–	2,741	112	–	–	2,199
Mortality and expense risk charges (note 2)	(186,964,993)	(9,611)	(149,966)	(5,926)	(2,081)	(27,893)	(4,879)	(2,224)

Net investment income (loss)	57,268,911	1,144	(149,966)	(3,185)	(1,969)	(27,893)	(4,879)	(25)

Proceeds from mutual fund shares sold	3,192,407,679	54,734	1,018,320	18,040	14,424	357,678	61,340	26,980
Cost of mutual fund shares sold	(3,095,185,768)	(55,195)	(708,074)	(16,024)	(10,467)	(268,589)	(54,425)	(20,562)

Realized gain (loss) on investments	97,221,911	(461)	310,246	2,016	3,957	89,089	6,915	6,418
Change in unrealized gain (loss) on investments	572,254,236	27,410	29,713	11,105	10,713	35,027	25,789	(1,045)

Net gain (loss) on investments	669,476,147	26,949	339,959	13,121	14,670	124,116	32,704	5,373

Reinvested capital gains	290,802,651	–	94,824	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,017,547,709	28,093	284,817	9,936	12,701	96,223	27,825	5,348

Investment activity:	AIMPreEq	AIMPreEq2	AlGrIncB	AlLrgCpGrB	AlSmMdCpB	ACVPIncGr	ACVPIncGr2	ACVPInflPro2
Reinvested dividends	$3,590	10,726	56,068	–	33,393	4,874,180	88,300	3,026,833
Mortality and expense risk charges (note 2)	(5,821)	(32,752)	(79,960)	(66,404)	(108,010)	(2,776,699)	(91,393)	(850,929)

Net investment income (loss)	(2,231)	(22,026)	(23,892)	(66,404)	(74,617)	2,097,481	(3,093)	2,175,904

Proceeds from mutual fund shares sold	58,580	296,453	784,703	1,026,377	1,286,369	48,155,396	831,564	15,911,035
Cost of mutual fund shares sold	(56,599)	(234,593)	(546,302)	(785,072)	(821,574)	(45,027,976)	(601,323)	(15,898,064)

Realized gain (loss) on investments	1,981	61,860	238,401	241,305	464,795	3,127,420	230,241	12,971
Change in unrealized gain (loss) on investments	16,918	15,200	(103,092)	284,414	(401,708)	2,185,681	(101,202)	(2,081,671)

Net gain (loss) on investments	18,899	77,060	135,309	525,719	63,087	5,313,101	129,039	(2,068,700)

Reinvested capital gains	–	–	–	–	259,914	–	–	35,892

Net increase (decrease) in contract owners’ equity resulting from operations	$16,668	55,034	111,417	459,315	248,384	7,410,582	125,946	143,096

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	ACVPInt	ASVPInt3	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista2
Reinvested dividends	$1,276,627	770,503	367	–	–	4,673,510	63,914	–
Mortality and expense risk charges (note 2)	(1,185,668)	(790,033)	(240)	(223,007)	(52,722)	(6,439,438)	(159,957)	(8)

Net investment income (loss)	90,959	(19,530)	127	(223,007)	(52,722)	(1,765,928)	(96,043)	(8)

Proceeds from mutual fund shares sold	21,679,771	10,092,415	2,186	6,780,188	433,913	69,994,479	1,011,939	36
Cost of mutual fund shares sold	(18,699,905)	(7,742,009)	(2,239)	(5,866,472)	(330,688)	(64,486,959)	(778,005)	(35)

Realized gain (loss) on investments	2,979,866	2,350,406	(53)	913,716	103,225	5,507,520	233,934	1
Change in unrealized gain (loss) on investments	8,423,079	5,160,886	(734)	(517,074)	(55,351)	(39,042,568)	(770,101)	(261)

Net gain (loss) on investments	11,402,945	7,511,292	(787)	396,642	47,874	(33,535,048)	(536,167)	(260)

Reinvested capital gains	–	–	1,242	–	–	54,073,919	896,117	–

Net increase (decrease) in contract owners’ equity resulting from operations	$11,493,904	7,491,762	582	173,635	(4,848)	18,772,943	263,907	(268)

Investment activity:	BBTCapMgr	BBTLgCapV	BBTLgCoGr	BBTMdCapGr	CSTGSmCp	CSTIntFoc	CSTLCapV	DryELeadS
Reinvested dividends	$28,584	74,558	6,883	–	–	75,341	110,409	–
Mortality and expense risk charges (note 2)	(26,387)	(48,663)	(24,920)	(39,943)	(37,565)	(86,760)	(151,281)	(27,547)

Net investment income (loss)	2,197	25,895	(18,037)	(39,943)	(37,565)	(11,419)	(40,872)	(27,547)

Proceeds from mutual fund shares sold	140,566	329,976	245,069	190,917	787,883	2,226,639	3,308,093	255,370
Cost of mutual fund shares sold	(104,783)	(294,966)	(202,624)	(139,440)	(638,805)	(1,820,741)	(3,011,422)	(174,754)

Realized gain (loss) on investments	35,783	35,010	42,445	51,477	149,078	405,898	296,671	80,616
Change in unrealized gain (loss) on investments	60,897	145,956	(18,993)	355,300	411,486	886,089	727,658	(92,403)

Net gain (loss) on investments	96,680	180,966	23,452	406,777	560,564	1,291,987	1,024,329	(11,787)

Reinvested capital gains	–	–	–	–	–	–	–	78,797

Net increase (decrease) in contract owners’ equity resulting from operations	$98,877	206,861	5,415	366,834	522,999	1,280,568	983,457	39,463

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	DrySmCapIxS	DrySRGroS	DrySRGro	DryStkIx	DryVIFApp	DryVIFAppS	DryVIFDevLd	DryVIFIntVal
Reinvested dividends	$–	–	–	15,569,775	29,807	–	–	–
Mortality and expense risk charges (note 2)	(761,245)	(6,146)	(1,352,343)	(11,325,303)	(1,778,557)	(67,934)	(6,936)	(5,507)

Net investment income (loss)	(761,245)	(6,146)	(1,352,343)	4,244,472	(1,748,750)	(67,934)	(6,936)	(5,507)

Proceeds from mutual fund shares sold	30,562,843	188,353	34,745,743	181,707,455	39,488,320	430,001	8,768	27,279
Cost of mutual fund shares sold	(25,922,676)	(148,176)	(54,866,731)	(221,057,622)	(40,201,596)	(355,699)	(6,183)	(16,937)

Realized gain (loss) on investments	4,640,167	40,177	(20,120,988)	(39,350,167)	(713,276)	74,302	2,585	10,342
Change in unrealized gain (loss) on investments	(947,321)	(31,171)	23,919,728	66,264,137	7,153,131	72,817	23,064	32,943

Net gain (loss) on investments	3,692,846	9,006	3,798,740	26,913,970	6,439,855	147,119	25,649	43,285

Reinvested capital gains	169,983	–	–	–	–	–	–	5,702

Net increase (decrease) in contract owners’ equity resulting from operations	$3,101,584	2,860	2,446,397	31,158,442	4,691,105	79,185	18,713	43,480

Investment activity:	FedAmLeadS	FedCapApS	FedHiIncS	FedQualBd	FedQualBdS	FidVIPEIS	FidVIPEIS2	FidVIPGrS
Reinvested dividends	$8,597	9,434	479,253	13,135,280	382,494	13,416,499	236,451	2,245,629
Mortality and expense risk charges (note 2)	(12,347)	(20,719)	(107,107)	(4,236,673)	(190,796)	(9,912,155)	(283,621)	(6,420,624)

Net investment income (loss)	(3,750)	(11,285)	372,146	8,898,607	191,698	3,504,344	(47,170)	(4,174,995)

Proceeds from mutual fund shares sold	124,658	233,617	1,335,430	49,939,621	1,825,629	133,864,116	2,493,925	129,015,308
Cost of mutual fund shares sold	(92,269)	(182,737)	(1,254,052)	(49,848,625)	(1,879,514)	(134,053,596)	(1,895,796)	(190,321,814)

Realized gain (loss) on investments	32,389	50,880	81,378	90,996	(53,885)	(189,480)	598,129	(61,306,506)
Change in unrealized gain (loss) on investments	(11,985)	(43,189)	(442,804)	(11,140,617)	(298,805)	564,372	(600,880)	86,046,779

Net gain (loss) on investments	20,404	7,691	(361,426)	(11,049,621)	(352,690)	374,892	(2,751)	24,740,273

Reinvested capital gains	–	–	–	2,253,484	69,578	31,014,763	584,560	–

Net increase (decrease) in contract owners’ equity resulting from operations	$16,654	(3,594)	10,720	102,470	(91,414)	34,893,999	534,639	20,565,278

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	FidVIPGrS2	FidVIPHIS	FidVIPOvS	FidVIPOvS2R	FidVIPOvSR	FidVIPConS	FidVIPConS2	FidVIPIGBdS
Reinvested dividends	$16,034	36,814,829	372,528	45,024	481,050	1,599,062	20,290	1,264,393
Mortality and expense risk charges (note 2)	(104,266)	(2,799,641)	(702,214)	(153,005)	(1,033,471)	(9,563,145)	(294,448)	(501,271)

Net investment income (loss)	(88,232)	34,015,188	(329,686)	(107,981)	(552,421)	(7,964,083)	(274,158)	763,122

Proceeds from mutual fund shares sold	834,245	186,325,468	11,630,254	1,380,257	8,788,298	71,295,502	1,593,472	6,258,476
Cost of mutual fund shares sold	(656,413)	(188,837,711)	(9,129,688)	(894,993)	(6,054,689)	(64,138,619)	(1,041,925)	(6,779,520)

Realized gain (loss) on investments	177,832	(2,512,243)	2,500,566	485,264	2,733,609	7,156,883	551,547	(521,044)
Change in unrealized gain (loss) on investments	101,006	(28,013,132)	7,592,228	889,308	12,348,892	119,554,943	1,986,759	(694,030)

Net gain (loss) on investments	278,838	(30,525,375)	10,092,794	1,374,572	15,082,501	126,711,826	2,538,306	(1,215,074)

Reinvested capital gains	–	–	335,275	42,654	432,945	145,369	2,899	771,945

Net increase (decrease) in contract owners’ equity resulting from operations	$190,606	3,489,813	10,098,383	1,309,245	14,963,025	118,893,112	2,267,047	319,993

Investment activity:	FidVIPGrOpS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2	FidVIPFree10S2	FidVIPFree20S2	FidVIPFree30S2	FidVIPNtRsS2
Reinvested dividends	$697,052	–	–	–	44	21	21	123
Mortality and expense risk charges (note 2)	(868,902)	(203,030)	(571,181)	(47,578)	(26)	(1)	(1)	(87)

Net investment income (loss)	(171,850)	(203,030)	(571,181)	(47,578)	18	20	20	36

Proceeds from mutual fund shares sold	18,924,272	1,212,538	27,249,760	672,432	371	1	1	1,893
Cost of mutual fund shares sold	(25,182,171)	(676,870)	(27,577,401)	(413,735)	(366)	(1)	(1)	(1,818)

Realized gain (loss) on investments	(6,257,899)	535,668	(327,641)	258,697	5	–	–	75
Change in unrealized gain (loss) on investments	11,918,727	1,164,979	(1,212,145)	(310,749)	144	(45)	(48)	898

Net gain (loss) on investments	5,660,828	1,700,647	(1,539,786)	(52,052)	149	(45)	(48)	973

Reinvested capital gains	–	180,371	1,750,405	88,094	–	–	–	1,612

Net increase (decrease) in contract owners’ equity resulting from operations	$5,488,978	1,677,988	(360,562)	(11,536)	167	(25)	(28)	2,621

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	FICapAp	FICoreEq	FrVIPRisDiv2	FrVIPSmCapV2	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3
Reinvested dividends	$–	26,741	5,458	2,376	–	1,121	1,497	–
Mortality and expense risk charges (note 2)	(7,489)	(21,433)	(8,114)	(4,159)	(341)	(1,238)	(1,801)	(206)

Net investment income (loss)	(7,489)	5,308	(2,656)	(1,783)	(341)	(117)	(304)	(206)

Proceeds from mutual fund shares sold	48,785	412,188	145,911	33,379	1,405	14,100	37,772	4,896
Cost of mutual fund shares sold	(33,622)	(359,361)	(138,900)	(28,084)	(1,360)	(12,454)	(34,727)	(4,873)

Realized gain (loss) on investments	15,163	52,827	7,011	5,295	45	1,646	3,045	23
Change in unrealized gain (loss) on investments	(58,767)	(186,026)	17,990	18,019	9,429	6,520	14,990	308

Net gain (loss) on investments	(43,604)	(133,199)	25,001	23,314	9,474	8,166	18,035	331

Reinvested capital gains	80,936	45,618	3,723	1,922	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$29,843	(82,273)	26,068	23,453	9,133	8,049	17,731	125

Investment activity:	GVITIntVal2	GVITIntVal3	GVITIntVal6	GVITMidCap	GVITEmMrkts	GVITEmMrkts3	GVITEmMrkts6	GVITFHiInc
Reinvested dividends	$50	731,789	11,739	3,157,785	23,783	366,605	1,833	11,432,368
Mortality and expense risk charges (note 2)	(53)	(612,697)	(14,651)	(3,793,572)	(46,839)	(764,915)	(6,110)	(1,960,770)

Net investment income (loss)	(3)	119,092	(2,912)	(635,787)	(23,056)	(398,310)	(4,277)	9,471,598

Proceeds from mutual fund shares sold	372	11,272,773	130,116	45,939,071	553,113	13,732,340	76,933	110,014,323
Cost of mutual fund shares sold	(329)	(9,709,047)	(113,425)	(36,340,308)	(406,878)	(10,667,361)	(60,747)	(105,443,209)

Realized gain (loss) on investments	43	1,563,726	16,691	9,598,763	146,235	3,064,979	16,186	4,571,114
Change in unrealized gain (loss) on investments	240	2,067,613	63,239	3,581,679	590,534	7,580,626	40,584	(13,596,882)

Net gain (loss) on investments	283	3,631,339	79,930	13,180,442	736,769	10,645,605	56,770	(9,025,768)

Reinvested capital gains	147	1,959,994	31,980	18,371,518	370,280	7,521,660	46,336	–

Net increase (decrease) in contract owners’ equity resulting from operations	$427	5,710,425	108,998	30,916,173	1,083,993	17,768,955	98,829	445,830

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	GVITFHiInc3	GVITGlFin	GVITGlFin3	GVITGlHlth	GVITGlHlth3	GVITGlTech	GVITGlTech3	GVITGlUtl
Reinvested dividends	$1,737,356	756	166,103	–	–	–	–	1,426
Mortality and expense risk charges (note 2)	(233,716)	(492)	(99,634)	(1,312)	(413,794)	(31,503)	(131,093)	(906)

Net investment income (loss)	1,503,640	264	66,469	(1,312)	(413,794)	(31,503)	(131,093)	520

Proceeds from mutual fund shares sold	16,229,952	10,519	4,159,398	8,994	11,183,428	672,580	6,453,509	21,516
Cost of mutual fund shares sold	(16,030,654)	(9,867)	(4,062,668)	(8,179)	(10,575,645)	(805,247)	(6,935,890)	(17,301)

Realized gain (loss) on investments	199,298	652	96,730	815	607,783	(132,667)	(482,381)	4,215
Change in unrealized gain (loss) on investments	(666,424)	(1,228)	(402,074)	(3,915)	(1,642,057)	52,012	(103,878)	(9,702)

Net gain (loss) on investments	(467,126)	(576)	(305,344)	(3,100)	(1,034,274)	(80,655)	(586,259)	(5,487)

Reinvested capital gains	–	3,613	1,024,182	11,570	3,657,705	–	–	8,991

Net increase (decrease) in contract owners’ equity resulting from operations	$1,036,514	3,301	785,307	7,158	2,209,637	(112,158)	(717,352)	4,024

Investment activity:	GVITGlUtl3	GVITGvtBd	GVITGvtBd2	GVITGrowth	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2
Reinvested dividends	$507,637	22,418,041	567,945	67,181	1,344,158	3,015,008	9,988,690	5,015,928
Mortality and expense risk charges (note 2)	(294,451)	(7,269,362)	(303,816)	(874,714)	(948,259)	(1,416,785)	(5,733,662)	(3,212,213)

Net investment income (loss)	213,186	15,148,679	264,129	(807,533)	395,899	1,598,223	4,255,028	1,803,715

Proceeds from mutual fund shares sold	9,091,893	130,388,469	2,926,240	19,000,905	15,805,234	22,416,642	26,581,800	26,718,398
Cost of mutual fund shares sold	(7,552,123)	(132,176,383)	(3,065,416)	(17,533,099)	(13,336,195)	(21,188,936)	(21,926,752)	(19,539,888)

Realized gain (loss) on investments	1,539,770	(1,787,914)	(139,176)	1,467,806	2,469,039	1,227,706	4,655,048	7,178,510
Change in unrealized gain (loss) on investments	(3,808,585)	(2,066,694)	42,161	3,448,825	346,332	(3,087,471)	1,139,778	(235,106)

Net gain (loss) on investments	(2,268,815)	(3,854,608)	(97,015)	4,916,631	2,815,371	(1,859,765)	5,794,826	6,943,404

Reinvested capital gains	3,230,307	1,102,797	30,292	–	1,433,370	2,362,226	7,483,502	5,069,317

Net increase (decrease) in contract owners’ equity resulting from operations	$1,174,678	12,396,868	197,406	4,109,098	4,644,640	2,100,684	17,533,356	13,816,436

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	GVITIDModCon2	GVITIntGro	GVITIntGro3	GVITJPBal	GVITMdCpGr	GVITMyMkt	GVITNWFund	GVITNWFund2
Reinvested dividends	$4,736,293	11,766	134,191	2,949,290	–	14,983,837	3,560,217	15,729
Mortality and expense risk charges (note 2)	(2,426,744)	(14,410)	(158,607)	(1,778,036)	(1,118,809)	(6,905,654)	(4,359,059)	(45,804)

Net investment income (loss)	2,309,549	(2,644)	(24,416)	1,171,254	(1,118,809)	8,078,183	(798,842)	(30,075)

Proceeds from mutual fund shares sold	32,888,258	235,817	2,614,701	22,875,019	22,995,351	381,414,900	75,443,144	436,535
Cost of mutual fund shares sold	(28,199,344)	(177,535)	(1,702,930)	(23,798,139)	(16,103,247)	(381,414,900)	(125,851,818)	(323,508)

Realized gain (loss) on investments	4,688,914	58,282	911,771	(923,120)	6,892,104	–	(50,408,674)	113,027
Change in unrealized gain (loss) on investments	(4,379,564)	248,739	3,066,029	1,586,345	1,310,055	–	74,663,114	23,125

Net gain (loss) on investments	309,350	307,021	3,977,800	663,225	8,202,159	–	24,254,440	136,152

Reinvested capital gains	3,285,996	2,954	54,445	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$5,904,895	307,331	4,007,829	1,834,479	7,083,350	8,078,183	23,455,598	106,077

Investment activity:	GVITLead	GVITLead3	GVITSmCapGr	GVITSmCapGr2	GVITSmCapVal	GVITSmCapVal2	GVITSmComp	GVITSmComp2
Reinvested dividends	$45	158,334	–	–	263,598	12	–	–
Mortality and expense risk charges (note 2)	(47)	(153,051)	(1,147,643)	(35,375)	(5,075,556)	(61,147)	(4,037,758)	(87,852)

Net investment income (loss)	(2)	5,283	(1,147,643)	(35,375)	(4,811,958)	(61,135)	(4,037,758)	(87,852)

Proceeds from mutual fund shares sold	385	4,048,263	51,776,454	352,372	97,655,281	628,933	47,829,949	645,001
Cost of mutual fund shares sold	(331)	(2,783,117)	(45,199,851)	(225,726)	(65,799,661)	(383,832)	(35,108,116)	(427,330)

Realized gain (loss) on investments	54	1,265,146	6,576,603	126,646	31,855,620	245,101	12,721,833	217,671
Change in unrealized gain (loss) on investments	(280)	(2,080,340)	(181,122)	13,371	(67,866,216)	(552,033)	(14,486,382)	(280,666)

Net gain (loss) on investments	(226)	(815,194)	6,395,481	140,017	(36,010,596)	(306,932)	(1,764,549)	(62,995)

Reinvested capital gains	547	1,990,445	–	–	46,305,524	393,549	41,596,121	597,145

Net increase (decrease) in contract owners’ equity resulting from operations	$319	1,180,534	5,247,838	104,642	5,482,970	25,482	35,793,814	446,298

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	GVITUSGro	GVITUSGro3	GVITMltSec	GVITVal	GVITWLead	GVITWLead3	JanBal	JanForty
Reinvested dividends	$–	–	6,838,600	1,502,710	208,311	70,924	1,702	20,782
Mortality and expense risk charges (note 2)	(3,354)	(301,180)	(2,121,681)	(1,157,839)	(242,169)	(105,223)	(1,038)	(2,959,392)

Net investment income (loss)	(3,354)	(301,180)	4,716,919	344,871	(33,858)	(34,299)	664	(2,938,610)

Proceeds from mutual fund shares sold	22,254	6,368,779	22,605,151	26,261,389	4,213,619	1,195,636	9,181	40,950,048
Cost of mutual fund shares sold	(21,184)	(5,627,761)	(20,936,661)	(17,311,770)	(2,474,267)	(860,956)	(8,609)	(32,220,819)

Realized gain (loss) on investments	1,070	741,018	1,668,490	8,949,619	1,739,352	334,680	572	8,729,229
Change in unrealized gain (loss) on investments	(19,001)	(2,355,468)	(5,724,560)	(9,054,017)	1,893,743	1,287,518	3,768	19,042,312

Net gain (loss) on investments	(17,931)	(1,614,450)	(4,056,070)	(104,398)	3,633,095	1,622,198	4,340	27,771,541

Reinvested capital gains	48,816	4,361,751	937,364	2,244,050	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$27,531	2,446,121	1,598,213	2,484,523	3,599,237	1,587,899	5,004	24,832,931

Investment activity:	JanGlTechS2	JanGlTech	JanIntGroS2	JanIntGro	JanRMgCore	JPMSTMidCap	MFSInvGrStS	MFSMidCapGrS
Reinvested dividends	$–	–	777,399	1,283,351	76,693	85,207	366	–
Mortality and expense risk charges (note 2)	(238,255)	(563,327)	(825,307)	(1,502,669)	(58,707)	(613,927)	(3,284)	(70,893)

Net investment income (loss)	(238,255)	(563,327)	(47,908)	(219,318)	17,986	(528,720)	(2,918)	(70,893)

Proceeds from mutual fund shares sold	5,210,983	10,268,292	10,711,517	22,876,626	3,742,214	10,590,702	57,749	1,015,543
Cost of mutual fund shares sold	(3,737,000)	(11,771,370)	(7,563,628)	(17,784,524)	(3,532,924)	(9,069,979)	(51,428)	(685,265)

Realized gain (loss) on investments	1,473,983	(1,503,078)	3,147,889	5,092,102	209,290	1,520,723	6,321	330,278
Change in unrealized gain (loss) on investments	490,507	6,162,835	15,460,030	27,983,925	(575,573)	2,396,467	5,596	(260,200)

Net gain (loss) on investments	1,964,490	4,659,757	18,607,919	33,076,027	(366,283)	3,917,190	11,917	70,078

Reinvested capital gains	–	–	–	–	838,405	629,978	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,726,235	4,096,430	18,560,011	32,856,709	490,108	4,018,448	8,999	(815)

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	MFSNewDiscS	MFSValS	NBAMTFasc	NBAMTFocus	NBAMTGuard	NBAMTInt	NBAMTLMat	NBAMTMCGr
Reinvested dividends	$–	24,699	–	–	165,976	10	1,295,677	–
Mortality and expense risk charges (note 2)	(31,285)	(68,220)	(30,307)	(17,140)	(1,308,686)	(26)	(541,360)	(2,124,023)

Net investment income (loss)	(31,285)	(43,521)	(30,307)	(17,140)	(1,142,710)	(16)	754,317	(2,124,023)

Proceeds from mutual fund shares sold	509,012	451,872	308,516	190,399	22,896,733	682	9,070,667	34,984,013
Cost of mutual fund shares sold	(366,233)	(327,276)	(207,693)	(116,541)	(19,951,846)	(698)	(9,513,872)	(23,367,482)

Realized gain (loss) on investments	142,779	124,596	100,823	73,858	2,944,887	(16)	(443,205)	11,616,531
Change in unrealized gain (loss) on investments	(82,373)	(2,268)	(64,288)	(91,376)	5,453,171	453	(202,756)	10,653,128

Net gain (loss) on investments	60,406	122,328	36,535	(17,518)	8,398,058	437	(645,961)	22,269,659

Reinvested capital gains	–	87,601	7,930	15,779	–	46	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$29,121	166,408	14,158	(18,879)	7,255,348	467	108,356	20,145,636

Investment activity:	NBAMTPart	NBAMTRegS	NBAMSocRes	OppAggGro	OppCapAp	OppCapApS	OppGlSec3	OppGlSec
Reinvested dividends	$1,594,891	–	–	–	4,215,928	55,375	1,924,367	1,912,838
Mortality and expense risk charges (note 2)	(1,776,065)	(418)	(38,888)	(2,463,322)	(5,336,675)	(129,148)	(2,437,943)	(2,267,933)

Net investment income (loss)	(181,174)	(418)	(38,888)	(2,463,322)	(1,120,747)	(73,773)	(513,576)	(355,095)

Proceeds from mutual fund shares sold	25,493,838	2,703	2,495,869	37,137,816	79,225,871	1,225,017	16,236,097	30,100,098
Cost of mutual fund shares sold	(14,822,010)	(2,682)	(2,315,336)	(25,717,087)	(83,416,255)	(873,471)	(9,868,896)	(16,870,707)

Realized gain (loss) on investments	10,671,828	21	180,533	11,420,729	(4,190,384)	351,546	6,367,201	13,229,391
Change in unrealized gain (loss) on investments	12,979,499	3,643	101,665	12,487,368	20,602,485	(87,672)	19,712,717	8,903,892

Net gain (loss) on investments	23,651,327	3,664	282,198	23,908,097	16,412,101	263,874	26,079,918	22,133,283

Reinvested capital gains	37,014	–	12,950	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$23,507,167	3,246	256,260	21,444,775	15,291,354	190,101	25,566,342	21,778,188

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	OppGlSecS	OppHighIncS	OppMSt	OppMStS	OppMStSCapS	OppStratBdS	PVTGroInc	TRoeBlChip2
Reinvested dividends	$59,645	14,391	4,956,308	103,163	–	200,162	621	41
Mortality and expense risk charges (note 2)	(124,367)	(2,847)	(4,345,440)	(155,140)	(1,758)	(85,584)	(471)	(236)

Net investment income (loss)	(64,722)	11,544	610,868	(51,977)	(1,758)	114,578	150	(195)

Proceeds from mutual fund shares sold	982,556	43,461	58,980,663	1,269,525	13,480	819,011	1,903	1,808
Cost of mutual fund shares sold	(602,100)	(42,659)	(67,419,870)	(960,088)	(11,572)	(745,736)	(1,665)	(1,816)

Realized gain (loss) on investments	380,456	802	(8,439,207)	309,437	1,908	73,275	238	(8)
Change in unrealized gain (loss) on investments	432,360	(9,779)	23,461,069	59,411	10,310	(156,468)	1,189	1,320

Net gain (loss) on investments	812,816	(8,977)	15,021,862	368,848	12,218	(83,193)	1,427	1,312

Reinvested capital gains	–	–	–	–	3,923	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$748,094	2,567	15,632,730	316,871	14,383	31,385	1,577	1,117

Investment activity:	TRowEqInc2	TRowLtdTBd2	VEWrldEMktR1	VEWrldEMkt	VEWrldHAsR1	VEWrldHAs	VKCom2	VKEmGr2
Reinvested dividends	$1,161	567	119,462	331,850	54,544	103,307	180,175	352
Mortality and expense risk charges (note 2)	(737)	(339)	(237,664)	(446,198)	(336,465)	(315,889)	(350,852)	(52,212)

Net investment income (loss)	424	228	(118,202)	(114,348)	(281,921)	(212,582)	(170,677)	(51,860)

Proceeds from mutual fund shares sold	4,307	1,351	8,317,627	9,137,178	7,448,629	8,768,682	1,724,741	350,226
Cost of mutual fund shares sold	(4,298)	(1,358)	(6,218,541)	(6,063,305)	(5,262,154)	(5,581,400)	(1,090,565)	(271,529)

Realized gain (loss) on investments	9	(7)	2,099,086	3,073,873	2,186,475	3,187,282	634,176	78,697
Change in unrealized gain (loss) on investments	(4,886)	(66)	3,584,078	7,490,263	9,999,515	8,281,834	(694,903)	120,797

Net gain (loss) on investments	(4,877)	(73)	5,683,164	10,564,136	12,185,990	11,469,116	(60,727)	199,494

Reinvested capital gains	6,989	–	–	–	–	–	623,887	–

Net increase (decrease) in contract owners’ equity resulting from operations	$2,536	155	5,564,962	10,449,788	11,904,069	11,256,534	392,483	147,634

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	VKCorPlus2	VKEmMkt	VKMidCapG	VKUSRealEst	VicDivrStk	WRAsStrat	WRBal	WRBond
Reinvested dividends	$11,299	2,817,128	–	3,908,280	13,281	1,526,812	1,232,112	4,189,100
Mortality and expense risk charges (note 2)	(5,900)	(436,663)	(332,996)	(3,895,280)	(235,747)	(2,131,762)	(1,319,547)	(1,275,681)

Net investment income (loss)	5,399	2,380,465	(332,996)	13,000	(222,466)	(604,950)	(87,435)	2,913,419

Proceeds from mutual fund shares sold	84,619	9,498,480	10,381,536	72,435,266	2,781,247	4,320,122	11,150,277	10,809,037
Cost of mutual fund shares sold	(86,596)	(9,130,653)	(6,365,067)	(39,405,652)	(2,534,321)	(3,446,482)	(10,262,609)	(10,861,286)

Realized gain (loss) on investments	(1,977)	367,827	4,016,469	33,029,614	246,926	873,640	887,668	(52,249)
Change in unrealized gain (loss) on investments	1,867	383,995	314,220	3,234,726	1,129,044	21,518,707	2,769,929	(3,026,762)

Net gain (loss) on investments	(110)	751,822	4,330,689	36,264,340	1,375,970	22,392,347	3,657,597	(3,079,011)

Reinvested capital gains	2,392	598,712	–	8,632,526	–	12,473,104	–	444,868

Net increase (decrease) in contract owners’ equity resulting from operations	$7,681	3,730,999	3,997,693	44,909,866	1,153,504	34,260,501	3,570,162	279,276

Investment activity:	WRCoreEq	WRDivInc	WRGlNatRes	WRGrowth	WRHiInc	WRIntlGr	WRIntVal	WRLTBond
Reinvested dividends	$810,865	179,119	–	8,558	5,882,713	1,313,957	442,787	1,346,623
Mortality and expense risk charges (note 2)	(3,298,351)	(150,062)	(68,059)	(4,036,099)	(1,061,300)	(828,061)	(219,593)	(580,296)

Net investment income (loss)	(2,487,486)	29,057	(68,059)	(4,027,541)	4,821,413	485,896	223,194	766,327

Proceeds from mutual fund shares sold	28,623,773	505,492	21,124	44,095,595	10,088,153	9,771,351	747,294	7,991,737
Cost of mutual fund shares sold	(30,814,495)	(419,129)	(18,939)	(46,984,518)	(10,448,313)	(8,986,198)	(608,376)	(8,039,897)

Realized gain (loss) on investments	(2,190,722)	86,363	2,185	(2,888,923)	(360,160)	785,153	138,918	(48,160)
Change in unrealized gain (loss) on investments	22,661,618	1,329,017	1,506,316	34,836,120	(3,537,984)	7,306,584	(380,361)	(575,552)

Net gain (loss) on investments	20,470,896	1,415,380	1,508,501	31,947,197	(3,898,144)	8,091,737	(241,443)	(623,712)

Reinvested capital gains	–	–	80,510	–	–	–	1,795,152	–

Net increase (decrease) in contract owners’ equity resulting from operations	$17,983,410	1,444,437	1,520,952	27,919,656	923,269	8,577,633	1,776,903	142,615

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	WRMicCpGr	WRMidCpGr	WRMMkt	WRMortSec	WRRealEstS	WRSciTech	WRSmCap	WRSmCpVal
Reinvested dividends	$–	–	554,191	249,373	209,764	–	–	–
Mortality and expense risk charges (note 2)	(38,586)	(13,369)	(304,327)	(60,439)	(165,553)	(1,601,534)	(2,030,432)	(140,468)

Net investment income (loss)	(38,586)	(13,369)	249,864	188,934	44,211	(1,601,534)	(2,030,432)	(140,468)

Proceeds from mutual fund shares sold	297,124	55,308	11,908,903	396,195	737,393	10,314,787	21,712,269	983,763
Cost of mutual fund shares sold	(250,144)	(48,395)	(11,908,903)	(400,424)	(598,954)	(8,809,049)	(15,802,417)	(888,144)

Realized gain (loss) on investments	46,980	6,913	–	(4,229)	138,439	1,505,738	5,909,852	95,619
Change in unrealized gain (loss) on investments	595,664	179,207	–	(158,320)	799,712	17,929,142	6,360,801	(1,405,621)

Net gain (loss) on investments	642,644	186,120	–	(162,549)	938,151	19,434,880	12,270,653	(1,310,002)

Reinvested capital gains	–	–	–	–	367,016	–	6,185,908	1,902,076

Net increase (decrease) in contract owners’ equity resulting from operations	$604,058	172,751	249,864	26,385	1,349,378	17,833,346	16,426,129	451,606

Investment activity:	WRValue	WFTrustOp
Reinvested dividends	$1,936,418	–
Mortality and expense risk charges (note 2)	(1,911,710)	(2,572,676)

Net investment income (loss)	24,708	(2,572,676)

Proceeds from mutual fund shares sold	15,782,859	37,152,885
Cost of mutual fund shares sold	(12,225,392)	(31,659,586)

Realized gain (loss) on investments	3,557,467	5,493,299
Change in unrealized gain (loss) on investments	(6,405,564)	9,455,220

Net gain (loss) on investments	(2,848,097)	14,948,519

Reinvested capital gains	7,094,848	–

Net increase (decrease) in contract owners’ equity resulting from operations	$4,271,459	12,375,843

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2005 and 2004

	Total		AIMBal		AIMBValue2		AIMBlueCh
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$57,268,911	46,888,933	1,144	810	(149,966)	(141,604)	(3,185)	(5,361)
Realized gain (loss) on investments	97,221,911	(68,723,067)	(461)	(3,597)	310,246	198,455	2,016	(1,805)
Change in unrealized gain (loss) on investments	572,254,236	1,262,325,667	27,410	46,676	29,713	631,308	11,105	19,086
Reinvested capital gains	290,802,651	133,018,480	–	–	94,824	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,017,547,709	1,373,510,013	28,093	43,889	284,817	688,159	9,936	11,920

Equity transactions:
Purchase payments received from contract owners (note 3)	408,470,245	754,671,887	12,215	34,566	226,002	493,252	11,830	132,618
Transfers between funds	–	–	706	(15,092)	(84,532)	326,725	(2,826)	(24,177)
Redemptions (note 3)	(1,741,356,786)	(1,367,612,148)	(46,184)	(50,695)	(508,775)	(316,784)	(14,547)	(12,253)
Annuity benefits	(4,907,496)	(4,068,343)	–	–	(17,307)	(4,814)	–	–
Annual contract maintenance charges (note 2)	(341,474)	(335,477)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(24,245,254)	(25,556,426)	(907)	(396)	(7,087)	(2,450)	(3)	(33)
Adjustments to maintain reserves	1,773,824	(700,167)	(46)	12	(627)	(71)	10	(6)

Net equity transactions	(1,360,606,941)	(643,600,674)	(34,216)	(31,605)	(392,326)	495,858	(5,536)	96,149

Net change in contract owners’ equity	(343,059,232)	729,909,339	(6,123)	12,284	(107,509)	1,184,017	4,400	108,069
Contract owners’ equity beginning of period	15,697,256,439	14,967,347,100	755,714	743,430	8,522,149	7,338,132	469,043	360,974

Contract owners’ equity end of period	$15,354,197,207	15,697,256,439	749,591	755,714	8,414,640	8,522,149	473,443	469,043

CHANGES IN UNITS:
Beginning units	1,245,033,961	1,306,834,707	75,617	78,940	771,896	741,502	50,444	40,180

Units purchased	265,468,668	380,162,134	1,276	3,646	33,804	106,043	1,278	14,430
Units redeemed	(375,201,138)	(441,962,880)	(4,718)	(6,969)	(82,009)	(75,649)	(1,886)	(4,166)

Ending units	1,135,301,491	1,245,033,961	72,175	75,617	723,691	771,896	49,836	50,444

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	AIMCapAp		AIMCapAp2		AIMCapDev2		AIMCoreEq
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(1,969)	(1,750)	(27,893)	(30,493)	(4,879)	(950)	(25)	(769)
Realized gain (loss) on investments	3,957	500	89,089	69,687	6,915	187	6,418	1,437
Change in unrealized gain (loss) on investments	10,713	10,518	35,027	30,614	25,789	20,402	(1,045)	10,618
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	12,701	9,268	96,223	69,808	27,825	19,639	5,348	11,286

Equity transactions:
Purchase payments received from contract owners (note 3)	3,266	57,035	27,442	49,645	45,429	92,403	74	17,754
Transfers between funds	230	1,423	(54,317)	(103,060)	101,465	102,056	–	–
Redemptions (note 3)	(11,243)	(1,918)	(166,480)	(120,337)	(9,248)	(1,544)	(23,508)	(8,564)
Annuity benefits	–	–	(821)	(204)	(7,597)	(1,563)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(316)	(15)	(4,804)	(1,664)	(205)	(38)	(1,290)	(442)
Adjustments to maintain reserves	(47)	(10)	(36)	(53)	(458)	(6)	(28)	8

Net equity transactions	(8,110)	56,515	(199,016)	(175,673)	129,386	191,308	(24,752)	8,756

Net change in contract owners’ equity	4,591	65,783	(102,793)	(105,865)	157,211	210,947	(19,404)	20,042
Contract owners’ equity beginning of period	177,635	111,852	1,633,888	1,739,753	210,947	–	167,088	147,046

Contract owners’ equity end of period	$182,226	177,635	1,531,095	1,633,888	368,158	210,947	147,684	167,088

CHANGES IN UNITS:
Beginning units	17,219	11,432	155,396	173,419	7,363	–	15,351	14,504

Units purchased	461	5,986	11,802	16,758	14,847	7,507	7	1,724
Units redeemed	(1,209)	(199)	(32,034)	(34,781)	(4,347)	(144)	(2,289)	(877)

Ending units	16,471	17,219	135,164	155,396	17,863	7,363	13,069	15,351

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	AIMPreEq		AIMPreEq2		AlGrIncB		AlLrgCpGrB
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(2,231)	(4,111)	(22,026)	(27,999)	(23,892)	(45,238)	(66,404)	(69,748)
Realized gain (loss) on investments	1,981	(4,417)	61,860	35,897	238,401	110,310	241,305	67,097
Change in unrealized gain (loss) on investments	16,918	26,897	15,200	55,487	(103,092)	318,440	284,414	246,586
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	16,668	18,369	55,034	63,385	111,417	383,512	459,315	243,935

Equity transactions:
Purchase payments received from contract owners (note 3)	1,730	62,839	35,239	142,294	54,703	245,102	32,506	132,051
Transfers between funds	1	694	(67,616)	(17,043)	(138,363)	383,010	164,630	(83,686)
Redemptions (note 3)	(47,538)	(42,739)	(182,810)	(86,981)	(397,136)	(162,302)	(539,515)	(179,279)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(1,676)	(1,774)	(3,233)	(898)	(8,216)	(1,288)	(14,237)	(2,898)
Adjustments to maintain reserves	(46)	(16)	(110)	(47)	(162)	(3)	(169)	(20)

Net equity transactions	(47,529)	19,004	(218,530)	37,325	(489,174)	464,519	(356,785)	(133,832)

Net change in contract owners’ equity	(30,861)	37,373	(163,496)	100,710	(377,757)	848,031	102,530	110,103
Contract owners’ equity beginning of period	463,546	426,173	1,901,148	1,800,438	4,641,616	3,793,585	4,033,313	3,923,210

Contract owners’ equity end of period	$432,685	463,546	1,737,652	1,901,148	4,263,859	4,641,616	4,135,843	4,033,313

CHANGES IN UNITS:
Beginning units	51,837	49,765	195,246	191,437	416,687	371,825	400,843	414,836

Units purchased	628	7,359	7,807	24,921	23,244	87,783	60,212	27,924
Units redeemed	(6,066)	(5,287)	(30,517)	(21,112)	(67,115)	(42,921)	(96,946)	(41,917)

Ending units	46,399	51,837	172,536	195,246	372,816	416,687	364,109	400,843

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	AlSmMdCpB		ACVPIncGr		ACVPIncGr2		ACVPInflPro2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(74,617)	(105,860)	2,097,481	717,073	(3,093)	(34,651)	2,175,904	851,272
Realized gain (loss) on investments	464,795	251,723	3,127,420	(1,772,413)	230,241	84,442	12,971	228,677
Change in unrealized gain (loss) on investments	(401,708)	661,103	2,185,681	27,442,122	(101,202)	438,480	(2,081,671)	791,146
Reinvested capital gains	259,914	138,601	–	–	–	–	35,892	19,255

Net increase (decrease) in contract owners’ equity resulting from operations	248,384	945,567	7,410,582	26,386,782	125,946	488,271	143,096	1,890,350

Equity transactions:
Purchase payments received from contract owners (note 3)	86,224	171,079	4,392,340	7,379,927	58,319	196,560	2,388,897	3,627,076
Transfers between funds	(441,084)	(82,844)	(9,918,023)	(10,300,027)	(123,753)	201,507	15,738,406	37,199,904
Redemptions (note 3)	(605,359)	(236,138)	(29,952,611)	(23,595,238)	(409,409)	(260,089)	(7,161,715)	(2,401,104)
Annuity benefits	(451)	(315)	(74,572)	(67,611)	(356)	–	(63,243)	(24,204)
Annual contract maintenance charges (note 2)	–	–	(8,066)	(8,474)	–	–	(304)	(49)
Contingent deferred sales charges (note 2)	(20,818)	(4,203)	(386,772)	(423,523)	(10,724)	(2,789)	(67,143)	(21,736)
Adjustments to maintain reserves	(471)	1,120	26,873	47,922	(242)	(12)	2,259	17,890

Net equity transactions	(981,959)	(151,301)	(35,920,831)	(26,967,024)	(486,165)	135,177	10,837,157	38,397,777

Net change in contract owners’ equity	(733,575)	794,266	(28,510,249)	(580,242)	(360,219)	623,448	10,980,253	40,288,127
Contract owners’ equity beginning of period	6,475,818	5,681,552	251,779,097	252,359,339	5,192,683	4,569,235	57,713,352	17,425,225

Contract owners’ equity end of period	$5,742,243	6,475,818	223,268,848	251,779,097	4,832,464	5,192,683	68,693,605	57,713,352

CHANGES IN UNITS:
Beginning units	485,953	498,772	18,762,735	20,993,443	453,009	440,628	5,298,678	1,685,537

Units purchased	25,015	51,157	2,249,729	3,439,076	34,229	55,223	3,744,800	5,626,923
Units redeemed	(99,532)	(63,976)	(4,907,159)	(5,669,784)	(76,901)	(42,842)	(2,787,154)	(2,013,782)

Ending units	411,436	485,953	16,105,305	18,762,735	410,337	453,009	6,256,324	5,298,678

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	ACVPInt		ASVPInt3		ACVPMdCpV2		ACVPUltra
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$90,959	(619,337)	(19,530)	(376,652)	127	–	(223,007)	(202,016)
Realized gain (loss) on investments	2,979,866	490,229	2,350,406	541,335	(53)	–	913,716	1,279,463
Change in unrealized gain (loss) on investments	8,423,079	14,092,421	5,160,886	7,613,968	(734)	–	(517,074)	364,291
Reinvested capital gains	–	–	–	–	1,242	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	11,493,904	13,963,313	7,491,762	7,778,651	582	–	173,635	1,441,738

Equity transactions:
Purchase payments received from contract owners (note 3)	353,881	357,513	2,880,751	4,125,034	54,528	–	820,365	1,638,469
Transfers between funds	(7,495,336)	(9,355,238)	(2,076,940)	2,632,390	–	–	4,972,682	(8,760)
Redemptions (note 3)	(13,056,219)	(8,450,382)	(5,650,927)	(4,438,963)	(1,880)	–	(1,777,676)	(1,105,871)
Annuity benefits	(28,483)	(41,989)	(1,740)	(204)	(75)	–	(12,304)	(6,940)
Annual contract maintenance charges (note 2)	(2,948)	(3,202)	(985)	(751)	–	–	(344)	(221)
Contingent deferred sales charges (note 2)	(159,835)	(165,338)	(67,871)	(62,891)	–	–	(26,701)	(17,704)
Adjustments to maintain reserves	11,612	27,651	6,957	50,068	(1)	–	311	3,216

Net equity transactions	(20,377,328)	(17,630,985)	(4,910,755)	2,304,683	52,572	–	3,976,333	502,189

Net change in contract owners’ equity	(8,883,424)	(3,667,672)	2,581,007	10,083,334	53,154	–	4,149,968	1,943,927
Contract owners’ equity beginning of period	112,903,338	116,571,010	66,896,351	56,813,017	–	–	17,827,898	15,883,971

Contract owners’ equity end of period	$104,019,914	112,903,338	69,477,358	66,896,351	53,154	–	21,977,866	17,827,898

CHANGES IN UNITS:
Beginning units	9,350,630	10,982,643	5,939,570	5,738,677	–	–	1,635,491	1,599,480

Units purchased	20,311	28,748	1,054,679	2,045,319	4,911	–	1,226,580	1,060,405
Units redeemed	(1,674,624)	(1,660,761)	(1,475,996)	(1,844,426)	(164)	–	(865,039)	(1,024,394)

Ending units	7,696,317	9,350,630	5,518,253	5,939,570	4,747	–	1,997,032	1,635,491

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	ACVPUltra2		ACVPVal		ACVPVal2		ACVPVista2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(52,722)	(55,086)	(1,765,928)	(1,180,792)	(96,043)	(79,706)	(8)	–
Realized gain (loss) on investments	103,225	68,288	5,507,520	6,334,620	233,934	262,462	1	–
Change in unrealized gain (loss) on investments	(55,351)	243,600	(39,042,568)	53,201,189	(770,101)	719,414	(261)	–
Reinvested capital gains	–	–	54,073,919	3,912,210	896,117	64,635	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(4,848)	256,802	18,772,943	62,267,227	263,907	966,805	(268)	–

Equity transactions:
Purchase payments received from contract owners (note 3)	24,378	88,493	12,410,924	15,981,752	53,499	262,726	15,105	–
Transfers between funds	(92,856)	(47,831)	(8,704,983)	15,605,517	244,692	210,998	–	–
Redemptions (note 3)	(259,943)	(67,864)	(53,349,699)	(39,472,404)	(503,390)	(418,606)	–	–
Annuity benefits	–	–	(123,262)	(105,213)	–	–	(27)	–
Annual contract maintenance charges (note 2)	–	–	(7,576)	(7,118)	–	–	–	–
Contingent deferred sales charges (note 2)	(5,207)	(535)	(710,613)	(706,616)	(12,162)	(7,785)	–	–
Adjustments to maintain reserves	(104)	(2)	43,319	(739,731)	(478)	82	(2)	–

Net equity transactions	(333,732)	(27,739)	(50,441,890)	(9,443,813)	(217,839)	47,415	15,076	–

Net change in contract owners’ equity	(338,580)	229,063	(31,668,947)	52,823,414	46,068	1,014,220	14,808	–
Contract owners’ equity beginning of period	3,322,592	3,093,529	542,213,159	489,389,745	8,984,780	7,970,560	–	–

Contract owners’ equity end of period	$2,984,012	3,322,592	510,544,212	542,213,159	9,030,848	8,984,780	14,808	–

CHANGES IN UNITS:
Beginning units	314,693	318,356	31,066,593	31,663,303	736,549	732,705	–	–

Units purchased	12,705	34,684	4,490,245	8,406,739	65,250	97,395	1,312	–
Units redeemed	(45,502)	(38,347)	(7,392,899)	(9,003,449)	(83,144)	(93,551)	(2)	–

Ending units	281,896	314,693	28,163,939	31,066,593	718,655	736,549	1,310	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	BBTCapMgr		BBTLgCapV		BBTLgCoGr		BBTMdCapGr
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$2,197	(12,026)	25,895	18,077	(18,037)	(18,103)	(39,943)	(34,452)
Realized gain (loss) on investments	35,783	23,259	35,010	(10,168)	42,445	(4,765)	51,477	14,444
Change in unrealized gain (loss) on investments	60,897	159,971	145,956	394,666	(18,993)	93,814	355,300	407,247
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	98,877	171,204	206,861	402,575	5,415	70,946	366,834	387,239

Equity transactions:
Purchase payments received from contract owners (note 3)	74,986	634,164	108,624	619,078	18,339	303,239	37,317	736,613
Transfers between funds	13	(215,769)	9,490	(33,946)	(115,889)	(49,903)	(12,328)	(9,463)
Redemptions (note 3)	(132,149)	(211,275)	(290,551)	(219,342)	(97,663)	(91,253)	(157,257)	(164,164)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(2,500)	(6,247)	(11,893)	(8,137)	(3,199)	(2,113)	(5,394)	(4,426)
Adjustments to maintain reserves	(126)	(61)	(110)	125	(3)	159	275	280

Net equity transactions	(59,776)	200,812	(184,440)	357,778	(198,415)	160,129	(137,387)	558,840

Net change in contract owners’ equity	39,101	372,016	22,421	760,353	(193,000)	231,075	229,447	946,079
Contract owners’ equity beginning of period	1,938,845	1,566,829	3,937,384	3,177,031	1,889,640	1,658,565	2,998,507	2,052,428

Contract owners’ equity end of period	$1,977,946	1,938,845	3,959,805	3,937,384	1,696,640	1,889,640	3,227,954	2,998,507

CHANGES IN UNITS:
Beginning units	179,516	160,093	357,885	322,683	203,835	186,382	232,570	183,955

Units purchased	6,792	105,123	11,745	69,075	3,894	42,482	3,094	72,284
Units redeemed	(12,417)	(85,700)	(28,701)	(33,873)	(25,812)	(25,029)	(13,822)	(23,669)

Ending units	173,891	179,516	340,929	357,885	181,917	203,835	221,842	232,570

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	CSTGSmCp		CSTIntFoc		CSTLCapV		DryELeadS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(37,565)	(38,404)	(11,419)	(2,170)	(40,872)	(77,136)	(27,547)	(27,125)
Realized gain (loss) on investments	149,078	14,148	405,898	65,470	296,671	147,337	80,616	63,935
Change in unrealized gain (loss) on investments	411,486	628,183	886,089	1,068,964	727,658	1,415,248	(92,403)	(1,894)
Reinvested capital gains	–	–	–	–	–	–	78,797	127,178

Net increase (decrease) in contract owners’ equity resulting from operations	522,999	603,927	1,280,568	1,132,264	983,457	1,485,449	39,463	162,094

Equity transactions:
Purchase payments received from contract owners (note 3)	15,914	4,591	10,070	8,785	96,025	195,032	31,162	91,714
Transfers between funds	(222,146)	(380,323)	(453,381)	(400,347)	479,491	(364,091)	42,203	(3,269)
Redemptions (note 3)	(522,886)	(377,890)	(1,640,868)	(808,223)	(2,092,426)	(1,353,458)	(122,590)	(37,800)
Annuity benefits	–	–	(4,871)	–	–	–	–	–
Annual contract maintenance charges (note 2)	(55)	(56)	(74)	(68)	(234)	(240)	–	–
Contingent deferred sales charges (note 2)	(4,305)	(6,546)	(5,182)	(11,761)	(16,340)	(20,470)	(4,779)	(218)
Adjustments to maintain reserves	(40)	18	3,200	(2,280)	234	688	(171)	(87)

Net equity transactions	(733,518)	(760,206)	(2,091,106)	(1,213,894)	(1,533,250)	(1,542,539)	(54,175)	50,340

Net change in contract owners’ equity	(210,519)	(156,279)	(810,538)	(81,630)	(549,793)	(57,090)	(14,712)	212,434
Contract owners’ equity beginning of period	3,985,920	4,142,199	9,336,078	9,417,708	15,004,067	15,061,157	1,562,984	1,350,550

Contract owners’ equity end of period	$3,775,401	3,985,920	8,525,540	9,336,078	14,454,274	15,004,067	1,548,272	1,562,984

CHANGES IN UNITS:
Beginning units	369,551	447,652	921,733	1,056,590	1,103,928	1,221,166	126,077	122,126

Units purchased	1,238	909	5,314	904	166,764	256,528	15,724	19,411
Units redeemed	(67,263)	(79,010)	(204,529)	(135,761)	(276,944)	(373,766)	(20,407)	(15,460)

Ending units	303,526	369,551	722,518	921,733	993,748	1,103,928	121,394	126,077

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	DrySmCapIxS		DrySRGroS		DrySRGro		DryStkIx
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(761,245)	(337,084)	(6,146)	(7,027)	(1,352,343)	(1,004,749)	4,244,472	6,632,101
Realized gain (loss) on investments	4,640,167	3,913,284	40,177	2,499	(20,120,988)	(14,422,415)	(39,350,167)	(37,067,888)
Change in unrealized gain (loss) on investments	(947,321)	4,400,053	(31,171)	19,896	23,919,728	21,675,991	66,264,137	122,552,674
Reinvested capital gains	169,983	1,308,776	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,101,584	9,285,029	2,860	15,368	2,446,397	6,248,827	31,158,442	92,116,887

Equity transactions:
Purchase payments received from contract owners (note 3)	2,192,865	4,136,102	3,758	24,603	4,367,616	5,657,083	23,478,811	34,840,305
Transfers between funds	(2,620,352)	17,386,226	48,052	63,601	(16,451,632)	(3,954,806)	(66,858,525)	(20,204,953)
Redemptions (note 3)	(6,054,703)	(5,211,184)	(160,656)	(10,801)	(14,692,344)	(12,117,329)	(123,600,201)	(95,183,084)
Annuity benefits	(41,652)	(25,599)	–	–	(21,695)	(55,201)	(155,446)	(217,320)
Annual contract maintenance charges (note 2)	(1,510)	(758)	–	–	(18,209)	(21,025)	(45,689)	(48,926)
Contingent deferred sales charges (note 2)	(75,999)	(53,032)	(10,344)	(50)	(210,403)	(256,031)	(1,538,937)	(1,739,446)
Adjustments to maintain reserves	10,671	19,951	(21)	(25)	15,712	(182,287)	76,706	(118,580)

Net equity transactions	(6,590,680)	16,251,706	(119,211)	77,328	(27,010,955)	(10,929,596)	(168,643,281)	(82,672,004)

Net change in contract owners’ equity	(3,489,096)	25,536,735	(116,351)	92,696	(24,564,558)	(4,680,769)	(137,484,839)	9,444,883
Contract owners’ equity beginning of period	66,853,891	41,317,156	425,727	333,031	135,069,696	139,750,465	1,068,703,792	1,059,258,909

Contract owners’ equity end of period	$63,364,795	66,853,891	309,376	425,727	110,505,138	135,069,696	931,218,953	1,068,703,792

CHANGES IN UNITS:
Beginning units	5,300,317	3,945,170	44,270	36,008	13,226,882	14,356,877	85,102,726	92,185,602

Units purchased	2,969,666	5,404,493	6,752	10,062	1,239,970	2,121,003	5,255,918	13,166,601
Units redeemed	(3,529,036)	(4,049,346)	(19,415)	(1,800)	(3,901,502)	(3,250,998)	(18,657,669)	(20,249,477)

Ending units	4,740,947	5,300,317	31,607	44,270	10,565,350	13,226,882	71,700,975	85,102,726

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	DryVIFApp		DryVIFAppS		DryVIFDevLd		DryVIFIntVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(1,748,750)	741,201	(67,934)	(15,071)	(6,936)	(5,723)	(5,507)	(923)
Realized gain (loss) on investments	(713,276)	(5,126,611)	74,302	30,064	2,585	2,101	10,342	13,137
Change in unrealized gain (loss) on investments	7,153,131	10,330,001	72,817	87,050	23,064	39,881	32,943	50,833
Reinvested capital gains	–	–	–	–	–	–	5,702	6,104

Net increase (decrease) in contract owners’ equity resulting from operations	4,691,105	5,944,591	79,185	102,043	18,713	36,259	43,480	69,151

Equity transactions:
Purchase payments received from contract owners (note 3)	3,207,518	4,385,880	68,004	209,275	4,941	54,095	–	41,244
Transfers between funds	(9,781,585)	(8,328,617)	(32,566)	112,652	93	(10,137)	(18,239)	(41,953)
Redemptions (note 3)	(18,969,809)	(14,565,221)	(158,646)	(119,222)	(2,787)	(5,755)	(3,494)	(11,203)
Annuity benefits	(100,068)	(116,318)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(6,633)	(7,314)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(201,280)	(275,422)	(2,022)	(1,441)	(9)	(23)	–	(358)
Adjustments to maintain reserves	7,525	817,002	(172)	(155)	29	209	(53)	16

Net equity transactions	(25,844,332)	(18,090,010)	(125,402)	201,109	2,267	38,389	(21,786)	(12,254)

Net change in contract owners’ equity	(21,153,227)	(12,145,419)	(46,217)	303,152	20,980	74,648	21,694	56,897
Contract owners’ equity beginning of period	162,989,509	175,134,928	3,716,756	3,413,604	445,804	371,156	434,279	377,382

Contract owners’ equity end of period	$141,836,282	162,989,509	3,670,539	3,716,756	466,784	445,804	455,973	434,279

CHANGES IN UNITS:
Beginning units	12,838,264	14,368,474	365,410	345,131	39,370	36,181	31,294	32,213

Units purchased	2,577,207	1,979,084	30,046	37,044	420	4,592	–	3,379
Units redeemed	(4,566,426)	(3,509,294)	(42,425)	(16,765)	(231)	(1,403)	(1,536)	(4,298)

Ending units	10,849,045	12,838,264	353,031	365,410	39,559	39,370	29,758	31,294

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FedAmLeadS		FedCapApS		FedHiIncS		FedQualBd
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(3,750)	(4,069)	(11,285)	(17,758)	372,146	360,770	8,898,607	11,859,677
Realized gain (loss) on investments	32,389	11,240	50,880	35,077	81,378	211,847	90,996	1,940,383
Change in unrealized gain (loss) on investments	(11,985)	43,015	(43,189)	44,550	(442,804)	(91,245)	(11,140,617)	(8,876,907)
Reinvested capital gains	–	–	–	–	–	–	2,253,484	3,671,473

Net increase (decrease) in contract owners’ equity resulting from operations	16,654	50,186	(3,594)	61,869	10,720	481,372	102,470	8,594,626

Equity transactions:
Purchase payments received from contract owners (note 3)	3,373	37,694	675	29,495	165,657	271,593	6,195,746	12,300,100
Transfers between funds	(52,868)	23,482	(173,602)	(60,524)	(274,063)	(649,477)	(11,831,462)	(49,319,090)
Redemptions (note 3)	(48,256)	(15,875)	(32,414)	(32,735)	(749,562)	(703,366)	(34,809,051)	(33,756,198)
Annuity benefits	–	–	–	–	(127)	–	(118,313)	(99,655)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	(2,907)	(2,981)
Contingent deferred sales charges (note 2)	(2,207)	(600)	(997)	(602)	(23,134)	(2,489)	(460,366)	(527,229)
Adjustments to maintain reserves	(81)	(15)	(67)	(50)	(436)	10	10,052	157,761

Net equity transactions	(100,039)	44,686	(206,405)	(64,416)	(881,665)	(1,083,729)	(41,016,301)	(71,247,292)

Net change in contract owners’ equity	(83,385)	94,872	(209,999)	(2,547)	(870,945)	(602,357)	(40,913,831)	(62,652,666)
Contract owners’ equity beginning of period	727,827	632,955	1,258,078	1,260,625	6,200,535	6,802,892	362,944,348	425,597,014

Contract owners’ equity end of period	$644,442	727,827	1,048,079	1,258,078	5,329,590	6,200,535	322,030,517	362,944,348

CHANGES IN UNITS:
Beginning units	67,408	62,971	121,303	127,784	501,358	594,118	27,791,514	33,400,483

Units purchased	1,418	9,508	1,092	8,786	46,931	123,908	2,365,425	4,283,278
Units redeemed	(10,692)	(5,071)	(21,216)	(15,267)	(118,713)	(216,668)	(5,514,576)	(9,892,247)

Ending units	58,134	67,408	101,179	121,303	429,576	501,358	24,642,363	27,791,514

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FedQualBdS		FidVIPEIS		FidVIPEIS2		FidVIPGrS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$191,698	272,843	3,504,344	2,385,188	(47,170)	(65,215)	(4,174,995)	(6,539,192)
Realized gain (loss) on investments	(53,885)	21,342	(189,480)	1,659,770	598,129	384,939	(61,306,506)	(73,705,202)
Change in unrealized gain (loss) on investments	(298,805)	(243,096)	564,372	74,957,662	(600,880)	1,051,925	86,046,779	89,715,070
Reinvested capital gains	69,578	111,654	31,014,763	3,165,949	584,560	57,580	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(91,414)	162,743	34,893,999	82,168,569	534,639	1,429,229	20,565,278	9,470,676

Equity transactions:
Purchase payments received from contract owners (note 3)	167,624	393,248	15,383,040	28,214,623	204,295	611,034	11,471,845	19,375,929
Transfers between funds	(558,114)	(981,821)	(39,466,710)	23,367,078	(358,603)	204,525	(66,870,521)	(39,388,199)
Redemptions (note 3)	(982,749)	(751,417)	(96,606,476)	(73,051,498)	(1,431,465)	(649,027)	(64,249,579)	(58,181,743)
Annuity benefits	(522)	–	(206,155)	(258,035)	–	–	(130,362)	(107,118)
Annual contract maintenance charges (note 2)	–	–	(11,027)	(10,845)	–	–	(22,549)	(25,605)
Contingent deferred sales charges (note 2)	(24,071)	(8,379)	(1,095,914)	(1,258,448)	(29,526)	(9,765)	(945,800)	(1,199,407)
Adjustments to maintain reserves	(560)	(121)	62,825	(677,502)	(731)	54	10,202	165,408

Net equity transactions	(1,398,392)	(1,348,490)	(121,940,417)	(23,674,627)	(1,616,030)	156,821	(120,736,764)	(79,360,735)

Net change in contract owners’ equity	(1,489,806)	(1,185,747)	(87,046,418)	58,493,942	(1,081,391)	1,586,050	(100,171,486)	(69,890,059)
Contract owners’ equity beginning of period	11,460,780	12,646,527	895,073,673	836,579,731	16,742,355	15,156,305	614,343,366	684,233,425

Contract owners’ equity end of period	$9,970,974	11,460,780	808,027,255	895,073,673	15,660,964	16,742,355	514,171,880	614,343,366

CHANGES IN UNITS:
Beginning units	1,034,363	1,158,034	63,110,573	64,919,984	1,470,503	1,453,838	51,970,948	58,941,283

Units purchased	40,189	83,334	4,069,521	10,873,410	77,907	191,478	3,248,322	7,186,329
Units redeemed	(168,167)	(207,005)	(12,651,607)	(12,682,821)	(221,705)	(174,813)	(13,540,098)	(14,156,664)

Ending units	906,385	1,034,363	54,528,487	63,110,573	1,326,705	1,470,503	41,679,172	51,970,948

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPGrS2		FidVIPHIS		FidVIPOvS		FidVIPOvS2R
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(88,232)	(101,296)	34,015,188	20,156,403	(329,686)	664	(107,981)	(65,245)
Realized gain (loss) on investments	177,832	141,455	(2,512,243)	16,056,216	2,500,566	1,314,469	485,264	221,844
Change in unrealized gain (loss) on investments	101,006	32,193	(28,013,132)	(15,460,002)	7,592,228	6,130,247	889,308	694,824
Reinvested capital gains	–	–	–	–	335,275	–	42,654	–

Net increase (decrease) in contract owners’ equity resulting from operations	190,606	72,352	3,489,813	20,752,617	10,098,383	7,445,380	1,309,245	851,423

Equity transactions:
Purchase payments received from contract owners (note 3)	92,240	317,918	4,482,770	7,739,145	172,656	198,329	176,174	372,280
Transfers between funds	(24,026)	11,155	(23,722,352)	(45,098,634)	(3,848,583)	(3,824,188)	305,071	649,000
Redemptions (note 3)	(426,046)	(285,524)	(33,075,098)	(28,893,459)	(7,030,761)	(5,918,879)	(806,527)	(344,476)
Annuity benefits	–	–	(54,918)	(33,698)	(21,184)	(20,179)	(136)	–
Annual contract maintenance charges (note 2)	–	–	(3,218)	(3,297)	(965)	(1,045)	–	–
Contingent deferred sales charges (note 2)	(8,346)	(4,244)	(315,609)	(387,277)	(69,108)	(135,866)	(22,329)	(6,591)
Adjustments to maintain reserves	(315)	(51)	8,230	52,925	21,626	29,692	(462)	405

Net equity transactions	(366,493)	39,254	(52,680,195)	(66,624,295)	(10,776,319)	(9,672,136)	(348,209)	670,618

Net change in contract owners’ equity	(175,887)	111,606	(49,190,382)	(45,871,678)	(677,936)	(2,226,756)	961,036	1,522,041
Contract owners’ equity beginning of period	6,092,705	5,981,099	278,239,107	324,110,785	66,354,828	68,581,584	8,510,693	6,988,652

Contract owners’ equity end of period	$5,916,818	6,092,705	229,048,725	278,239,107	65,676,892	66,354,828	9,471,729	8,510,693

CHANGES IN UNITS:
Beginning units	622,916	619,256	28,067,837	35,327,848	5,309,091	6,173,912	708,262	646,592

Units purchased	48,005	77,964	17,108,118	22,592,550	13,584	39,078	85,871	134,371
Units redeemed	(86,563)	(74,304)	(22,389,214)	(29,852,561)	(854,462)	(903,899)	(118,344)	(72,701)

Ending units	584,358	622,916	22,786,741	28,067,837	4,468,213	5,309,091	675,789	708,262

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPOvSR		FidVIPConS		FidVIPConS2		FidVIPIGBdS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(552,421)	(177,165)	(7,964,083)	(6,434,775)	(274,158)	(223,535)	763,122	355,270
Realized gain (loss) on investments	2,733,609	907,345	7,156,883	(8,454,909)	551,547	217,629	(521,044)	(292,649)
Change in unrealized gain (loss) on investments	12,348,892	7,894,149	119,554,943	107,479,707	1,986,759	1,739,696	(694,030)	154,950
Reinvested capital gains	432,945	–	145,369	–	2,899	–	771,945	440,690

Net increase (decrease) in contract owners’ equity resulting from operations	14,963,025	8,624,329	118,893,112	92,590,023	2,267,047	1,733,790	319,993	658,261

Equity transactions:
Purchase payments received from contract owners (note 3)	3,173,338	5,104,185	19,671,618	24,564,304	379,712	589,993	2,168,417	2,295,923
Transfers between funds	5,479,057	20,442,176	78,980,586	54,710,889	979,363	743,062	21,259,581	18,701,251
Redemptions (note 3)	(7,191,153)	(5,396,077)	(93,506,536)	(57,631,258)	(991,803)	(447,831)	(5,241,235)	(1,846,372)
Annuity benefits	(31,327)	(4,753)	(211,800)	(254,939)	–	–	(34,865)	(10,022)
Annual contract maintenance charges (note 2)	(1,020)	(628)	(24,002)	(23,138)	–	–	(668)	(219)
Contingent deferred sales charges (note 2)	(82,650)	(92,312)	(1,101,987)	(1,066,934)	(17,917)	(4,689)	(31,983)	(25,864)
Adjustments to maintain reserves	4,340	31,742	134,983	1,155,991	(714)	56	(1,213)	13,919

Net equity transactions	1,350,585	20,084,333	3,942,862	21,454,915	348,641	880,591	18,118,034	19,128,616

Net change in contract owners’ equity	16,313,610	28,708,662	122,835,974	114,044,938	2,615,688	2,614,381	18,438,027	19,786,877
Contract owners’ equity beginning of period	84,634,335	55,925,673	770,174,834	656,129,896	15,271,569	12,657,188	31,064,353	11,277,476

Contract owners’ equity end of period	$100,947,945	84,634,335	893,010,808	770,174,834	17,887,257	15,271,569	49,502,380	31,064,353

CHANGES IN UNITS:
Beginning units	6,862,770	5,106,033	47,949,091	46,557,635	1,246,619	1,168,158	2,891,195	1,077,164

Units purchased	1,773,822	3,586,241	11,688,025	10,828,104	163,184	177,664	3,026,118	3,110,124
Units redeemed	(1,677,798)	(1,829,504)	(11,446,142)	(9,436,648)	(135,235)	(99,203)	(1,351,460)	(1,296,093)

Ending units	6,958,794	6,862,770	48,190,974	47,949,091	1,274,568	1,246,619	4,565,853	2,891,195

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPGrOpS		FidVIPMCapS2		FidVIPVaIS		FidVIPVaIS2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(171,850)	(540,389)	(203,030)	(163,129)	(571,181)	(738,986)	(47,578)	(46,764)
Realized gain (loss) on investments	(6,257,899)	(7,399,065)	535,668	205,528	(327,641)	1,028,554	258,697	142,209
Change in unrealized gain (loss) on investments	11,918,727	12,765,695	1,164,979	1,850,811	(1,212,145)	2,895,101	(310,749)	182,372
Reinvested capital gains	–	–	180,371	–	1,750,405	157,629	88,094	6,448

Net increase (decrease) in contract owners’ equity resulting from operations	5,488,978	4,826,241	1,677,988	1,893,210	(360,562)	3,342,298	(11,536)	284,265

Equity transactions:
Purchase payments received from contract owners (note 3)	1,243,474	2,001,729	758,804	746,035	1,358,837	4,094,308	54,656	222,906
Transfers between funds	(4,535,033)	(4,484,481)	650,476	775,785	(11,555,979)	8,980,971	(188,588)	395,083
Redemptions (note 3)	(13,038,776)	(9,990,025)	(928,797)	(395,996)	(4,718,417)	(5,140,335)	(172,939)	(77,921)
Annuity benefits	(23,435)	(15,657)	(12,674)	(1,591)	(27,822)	(18,236)	–	–
Annual contract maintenance charges (note 2)	(1,791)	(2,026)	–	–	(749)	(534)	–	–
Contingent deferred sales charges (note 2)	(126,978)	(192,162)	(22,912)	(4,035)	(79,682)	(88,695)	(1,880)	(494)
Adjustments to maintain reserves	8,168	7,543	(977)	6,115	2,871	24,467	(248)	65

Net equity transactions	(16,474,371)	(12,675,079)	443,920	1,126,313	(15,020,941)	7,851,946	(308,999)	539,639

Net change in contract owners’ equity	(10,985,393)	(7,848,838)	2,121,908	3,019,523	(15,381,503)	11,194,244	(320,535)	823,904
Contract owners’ equity beginning of period	88,199,788	96,048,626	10,642,568	7,623,045	59,696,270	48,502,026	2,923,757	2,099,853

Contract owners’ equity end of period	$77,214,395	88,199,788	12,764,476	10,642,568	44,314,767	59,696,270	2,603,222	2,923,757

CHANGES IN UNITS:
Beginning units	9,323,234	10,741,094	741,487	656,982	4,540,152	4,151,781	226,885	182,049

Units purchased	450,864	510,985	99,096	153,919	1,518,087	7,505,734	28,413	77,813
Units redeemed	(2,187,912)	(1,928,845)	(105,851)	(69,414)	(2,745,949)	(7,117,363)	(54,318)	(32,977)

Ending units	7,586,186	9,323,234	734,732	741,487	3,312,290	4,540,152	200,980	226,885

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPFree10S2		FidVIPFree20S2		FidVIPFree30S2		FidVIPNtRsS2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$18	–	20	–	20	–	36	–
Realized gain (loss) on investments	5	–	–	–	–	–	75	–
Change in unrealized gain (loss) on investments	144	–	(45)	–	(48)	–	898	–
Reinvested capital gains	–	–	–	–	–	–	1,612	–

Net increase (decrease) in contract owners’ equity resulting from operations	167	–	(25)	–	(28)	–	2,621	–

Equity transactions:
Purchase payments received from contract owners (note 3)	10,289	–	4,200	–	4,200	–	27,823	–
Transfers between funds	–	–	–	–	–	–	6,163	–
Redemptions (note 3)	–	–	–	–	–	–	(964)	–
Annuity benefits	(345)	–	–	–	–	–	(846)	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	(4)	–	(1)	–	3	–	(5)	–

Net equity transactions	9,940	–	4,199	–	4,203	–	32,171	–

Net change in contract owners’ equity	10,107	–	4,174	–	4,175	–	34,792	–
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$10,107	–	4,174	–	4,175	–	34,792	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	975	–	379	–	372	–	2,727	–
Units redeemed	(31)	–	–	–	–	–	(131)	–

Ending units	944	–	379	–	372	–	2,596	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FICapAp		FICoreEq		FrVIPRisDiv2		FrVIPSmCapV2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(7,489)	(7,191)	5,308	(7,916)	(2,656)	(1,392)	(1,783)	(569)
Realized gain (loss) on investments	15,163	10,088	52,827	2,833	7,011	58	5,295	736
Change in unrealized gain (loss) on investments	(58,767)	46,582	(186,026)	98,119	17,990	29,810	18,019	16,974
Reinvested capital gains	80,936	72,454	45,618	–	3,723	837	1,922	–

Net increase (decrease) in contract owners’ equity resulting from operations	29,843	121,933	(82,273)	93,036	26,068	29,313	23,453	17,141

Equity transactions:
Purchase payments received from contract owners (note 3)	15,704	68,891	35,484	121,927	502,224	428,541	144,346	158,291
Transfers between funds	(11,175)	(255)	(254,036)	(116,899)	25,128	40,478	47,141	64,152
Redemptions (note 3)	(39,155)	(42,066)	(72,045)	(106,325)	(56,778)	(4,290)	(3,462)	(671)
Annuity benefits	–	–	–	–	(41,672)	(14,249)	(27,513)	(5,840)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(1,120)	(496)	(1,638)	(1,638)	–	–	–	–
Adjustments to maintain reserves	(88)	(16)	(538)	(51)	1,018	103	1,130	(3)

Net equity transactions	(35,834)	26,058	(292,773)	(102,986)	429,920	450,583	161,642	215,929

Net change in contract owners’ equity	(5,991)	147,991	(375,046)	(9,950)	455,988	479,896	185,095	233,070
Contract owners’ equity beginning of period	1,271,957	1,123,966	2,281,228	2,291,178	479,896	–	233,070	–

Contract owners’ equity end of period	$1,265,966	1,271,957	1,906,182	2,281,228	935,884	479,896	418,165	233,070

CHANGES IN UNITS:
Beginning units	91,705	89,589	229,886	241,003	42,724	–	17,859	–

Units purchased	1,249	6,680	6,525	15,015	46,279	44,349	13,639	18,367
Units redeemed	(3,887)	(4,564)	(36,880)	(26,132)	(6,291)	(1,625)	(1,667)	(508)

Ending units	89,067	91,705	199,531	229,886	82,712	42,724	29,831	17,859

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FrVIPDevMrk3		FrVIPForSec2		FrVIPForSec3		FrVIPGlInc3
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(341)	–	(117)	89	(304)	(53)	(206)	–
Realized gain (loss) on investments	45	–	1,646	41	3,045	221	23	–
Change in unrealized gain (loss) on investments	9,429	–	6,520	13,202	14,990	2,263	308	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	9,133	–	8,049	13,332	17,731	2,431	125	–

Equity transactions:
Purchase payments received from contract owners (note 3)	133,576	–	–	102,522	183,247	39,619	76,047	–
Transfers between funds	7,988	–	–	–	181,043	–	–	–
Redemptions (note 3)	(498)	–	(629)	(757)	(16,458)	(1,061)	(1,422)	–
Annuity benefits	(2,069)	–	(12,245)	(10,813)	(7,520)	(146)	(3,274)	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	19	–	410	93	384	(3)	(1)	–

Net equity transactions	139,016	–	(12,464)	91,045	340,696	38,409	71,350	–

Net change in contract owners’ equity	148,149	–	(4,415)	104,377	358,427	40,840	71,475	–
Contract owners’ equity beginning of period	–	–	104,377	–	40,840	–	–	–

Contract owners’ equity end of period	$148,149	–	99,962	104,377	399,267	40,840	71,475	–

CHANGES IN UNITS:
Beginning units	–	–	8,344	–	3,590	–	–	–

Units purchased	11,875	–	–	9,190	30,451	3,696	7,718	–
Units redeemed	(208)	–	(999)	(846)	(1,771)	(106)	(424)	–

Ending units	11,667	–	7,345	8,344	32,270	3,590	7,294	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITIntVal2		GVITIntVal3		GVITIntVal6		GVITMidCap
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(3)	12	119,092	166,818	(2,912)	(599)	(635,787)	(1,911,225)
Realized gain (loss) on investments	43	3	1,563,726	280,133	16,691	1,272	9,598,763	4,080,015
Change in unrealized gain (loss) on investments	240	582	2,067,613	3,493,675	63,239	49,459	3,581,679	28,670,704
Reinvested capital gains	147	–	1,959,994	–	31,980	–	18,371,518	7,307,584

Net increase (decrease) in contract owners’ equity resulting from operations	427	597	5,710,425	3,940,626	108,998	50,132	30,916,173	38,147,078

Equity transactions:
Purchase payments received from contract owners (note 3)	–	3,917	1,981,157	1,644,153	143,334	177,060	7,455,141	11,875,890
Transfers between funds	–	–	20,098,164	24,650,487	472,239	353,906	671,491	18,994,566
Redemptions (note 3)	–	–	(4,704,124)	(1,334,536)	(32,982)	(4,163)	(30,549,425)	(21,782,567)
Annuity benefits	(319)	(171)	–	–	(13,793)	(3,099)	(87,106)	(76,342)
Annual contract maintenance charges (note 2)	–	–	(492)	(104)	–	–	(5,078)	(4,512)
Contingent deferred sales charges (note 2)	–	–	(41,240)	(18,083)	(769)	(49)	(423,622)	(368,045)
Adjustments to maintain reserves	16	(2)	26,135	(84,093)	(441)	99	35,916	96,017

Net equity transactions	(303)	3,744	17,359,600	24,857,824	567,588	523,754	(22,902,683)	8,735,007

Net change in contract owners’ equity	124	4,341	23,070,025	28,798,450	676,586	573,886	8,013,490	46,882,085
Contract owners’ equity beginning of period	4,341	–	35,083,705	6,285,255	573,886	–	309,914,403	263,032,318

Contract owners’ equity end of period	$4,465	4,341	58,153,730	35,083,705	1,250,472	573,886	317,927,893	309,914,403

CHANGES IN UNITS:
Beginning units	336	–	2,138,241	458,485	28,799	–	15,860,940	15,398,869

Units purchased	–	350	2,372,926	2,195,435	45,860	29,121	3,052,416	4,387,640
Units redeemed	(23)	(14)	(1,308,687)	(515,679)	(7,281)	(322)	(4,238,674)	(3,925,569)

Ending units	313	336	3,202,480	2,138,241	67,378	28,799	14,674,682	15,860,940

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITEmMrkts		GVITEmMrkts3		GVITEmMrkts6		GVITFHiInc
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(23,056)	(12,047)	(398,310)	(82,269)	(4,277)	359	9,471,598	12,241,159
Realized gain (loss) on investments	146,235	309,349	3,064,979	6,187,128	16,186	195	4,571,114	9,570,747
Change in unrealized gain (loss) on investments	590,534	14,755	7,580,626	(5,144,179)	40,584	10,878	(13,596,882)	(5,297,847)
Reinvested capital gains	370,280	302,339	7,521,660	3,589,995	46,336	11,318	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,083,993	614,396	17,768,955	4,550,675	98,829	22,750	445,830	16,514,059

Equity transactions:
Purchase payments received from contract owners (note 3)	31,684	50,458	2,087,093	2,639,637	22,314	15,809	2,287,065	6,619,153
Transfers between funds	(136,582)	(1,208,395)	35,798,884	7,564,349	331,313	118,135	(72,569,957)	7,690,137
Redemptions (note 3)	(247,924)	(197,204)	(5,799,640)	(4,131,891)	(9,327)	(998)	(24,180,431)	(17,628,815)
Annuity benefits	(7,472)	(6,895)	(5,890)	(588)	–	–	(47,278)	(36,443)
Annual contract maintenance charges (note 2)	(247)	(186)	(987)	(504)	–	–	(1,474)	(1,434)
Contingent deferred sales charges (note 2)	(5,561)	(2,426)	(65,567)	(62,491)	(69)	(1)	(344,082)	(287,592)
Adjustments to maintain reserves	11,164	11,633	9,656	25,100	(36)	14	(304)	54,570

Net equity transactions	(354,938)	(1,353,015)	32,023,549	6,033,612	344,195	132,959	(94,856,461)	(3,590,424)

Net change in contract owners’ equity	729,055	(738,619)	49,792,504	10,584,287	443,024	155,709	(94,410,631)	12,923,635
Contract owners’ equity beginning of period	3,747,584	4,486,203	45,486,297	34,902,010	155,709	–	216,961,754	204,038,119

Contract owners’ equity end of period	$4,476,639	3,747,584	95,278,801	45,486,297	598,733	155,709	122,551,123	216,961,754

CHANGES IN UNITS:
Beginning units	284,119	406,653	3,106,247	2,849,141	13,294	–	16,155,881	16,524,655

Units purchased	10,018	24,677	3,658,064	3,233,682	32,797	13,383	1,979,048	9,445,595
Units redeemed	(33,884)	(147,211)	(1,798,966)	(2,976,576)	(6,786)	(89)	(9,136,384)	(9,814,369)

Ending units	260,253	284,119	4,965,345	3,106,247	39,305	13,294	8,998,545	16,155,881

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITFHiInc3		GVITGlFin		GVITGlFin3		GVITGlHlth
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,503,640	–	264	40	66,469	23,948	(1,312)	(1,173)
Realized gain (loss) on investments	199,298	–	652	4,708	96,730	699,025	815	1,027
Change in unrealized gain (loss) on investments	(666,424)	–	(1,228)	(332)	(402,074)	(74,111)	(3,915)	4,755
Reinvested capital gains	–	–	3,613	2,562	1,024,182	538,454	11,570	437

Net increase (decrease) in contract owners’ equity resulting from operations	1,036,514	–	3,301	6,978	785,307	1,187,316	7,158	5,046

Equity transactions:
Purchase payments received from contract owners (note 3)	1,838,961	–	–	14,243	171,815	334,997	–	34,616
Transfers between funds	39,385,625	–	–	–	2,713,627	3,067,052	–	(2,698)
Redemptions (note 3)	(2,294,073)	–	(1,092)	(1,015)	(741,873)	(979,769)	(3,133)	(2,324)
Annuity benefits	(2,108)	–	(8,942)	(8,325)	–	–	(4,572)	(4,005)
Annual contract maintenance charges (note 2)	(65)	–	–	–	(91)	(76)	–	–
Contingent deferred sales charges (note 2)	(21,822)	–	–	–	(8,560)	(22,491)	–	–
Adjustments to maintain reserves	582	–	37,798	234	670	1,971	428	9,701

Net equity transactions	38,907,100	–	27,764	5,137	2,135,588	2,401,684	(7,277)	35,290

Net change in contract owners’ equity	39,943,614	–	31,065	12,115	2,920,895	3,589,000	(119)	40,336
Contract owners’ equity beginning of period	–	–	44,349	32,234	9,063,639	5,474,639	104,685	64,349

Contract owners’ equity end of period	$39,943,614	–	75,414	44,349	11,984,534	9,063,639	104,566	104,685

CHANGES IN UNITS:
Beginning units	–	–	3,093	2,686	614,645	444,314	8,804	580

Units purchased	5,680,419	–	–	568	468,114	788,311	–	10,045
Units redeemed	(1,871,905)	–	(697)	(161)	(342,611)	(617,980)	(592)	(1,821)

Ending units	3,808,514	–	2,396	3,093	740,148	614,645	8,212	8,804

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITGlHlth3		GVITGlTech		GVITGlTech3		GVITGlUtl
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(413,794)	(332,470)	(31,503)	(41,555)	(131,093)	(260,368)	520	54
Realized gain (loss) on investments	607,783	663,266	(132,667)	(142,634)	(482,381)	1,212,659	4,215	9,832
Change in unrealized gain (loss) on investments	(1,642,057)	598,683	52,012	251,984	(103,878)	(2,487,881)	(9,702)	3,477
Reinvested capital gains	3,657,705	113,065	–	–	–	–	8,991	3,231

Net increase (decrease) in contract owners’ equity resulting from operations	2,209,637	1,042,544	(112,158)	67,795	(717,352)	(1,535,590)	4,024	16,594

Equity transactions:
Purchase payments received from contract owners (note 3)	945,777	1,433,932	19,662	43,174	446,125	953,984	–	(1)
Transfers between funds	3,281,255	9,785,372	(359,958)	(470,690)	(3,411,687)	(6,187,479)	(13,603)	11,362
Redemptions (note 3)	(3,156,162)	(2,637,147)	(271,901)	(249,605)	(1,029,124)	(1,981,789)	(5,326)	(4,895)
Annuity benefits	(661)	(72)	(1,458)	(2,714)	(217)	(205)	(1,800)	(1,307)
Annual contract maintenance charges (note 2)	(367)	(239)	(223)	(292)	(307)	(327)	–	–
Contingent deferred sales charges (note 2)	(46,237)	(57,348)	(5,521)	(6,734)	(19,101)	(47,927)	–	–
Adjustments to maintain reserves	2,378	6,536	15	430	(3,742)	29,924	465	796

Net equity transactions	1,025,983	8,531,034	(619,384)	(686,431)	(4,018,053)	(7,233,819)	(20,264)	5,955

Net change in contract owners’ equity	3,235,620	9,573,578	(731,542)	(618,636)	(4,735,405)	(8,769,409)	(16,240)	22,549
Contract owners’ equity beginning of period	29,530,860	19,957,282	3,238,568	3,857,204	14,875,073	23,644,482	77,075	54,526

Contract owners’ equity end of period	$32,766,480	29,530,860	2,507,026	3,238,568	10,139,668	14,875,073	60,835	77,075

CHANGES IN UNITS:
Beginning units	2,433,103	1,751,103	997,831	1,232,090	1,321,233	2,165,513	5,693	5,169

Units purchased	1,448,665	2,278,515	7,795	26,033	403,581	1,004,343	–	709
Units redeemed	(1,363,195)	(1,596,515)	(217,280)	(260,292)	(808,139)	(1,848,623)	(1,416)	(185)

Ending units	2,518,573	2,433,103	788,346	997,831	916,675	1,321,233	4,277	5,693

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITGlUtl3		GVITGvtBd		GVITGvtBd2		GVITGrowth
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$213,186	44,355	15,148,679	30,429,642	264,129	643,894	(807,533)	(687,623)
Realized gain (loss) on investments	1,539,770	443,015	(1,787,914)	(723,319)	(139,176)	(212,731)	1,467,806	(2,856,885)
Change in unrealized gain (loss) on investments	(3,808,585)	1,877,480	(2,066,694)	(30,035,683)	42,161	(618,705)	3,448,825	9,359,622
Reinvested capital gains	3,230,307	820,589	1,102,797	14,599,981	30,292	385,879	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,174,678	3,185,439	12,396,868	14,270,621	197,406	198,337	4,109,098	5,815,114

Equity transactions:
Purchase payments received from contract owners (note 3)	734,445	399,115	11,038,692	21,014,695	344,562	601,007	2,029,520	2,863,333
Transfers between funds	3,658,227	14,719,238	(13,847,680)	(104,550,935)	(107,854)	(2,801,864)	(5,126,252)	(6,350,932)
Redemptions (note 3)	(2,682,154)	(1,529,293)	(82,361,264)	(81,464,065)	(2,243,986)	(1,346,191)	(11,976,586)	(9,878,593)
Annuity benefits	–	–	(228,572)	(209,373)	(18,385)	–	(24,680)	(21,544)
Annual contract maintenance charges (note 2)	(100)	(55)	(8,954)	(10,132)	–	–	(6,983)	(7,775)
Contingent deferred sales charges (note 2)	(24,270)	(13,801)	(1,100,408)	(1,209,234)	(38,497)	(13,269)	(142,591)	(195,725)
Adjustments to maintain reserves	7,017	2,523	28,563	76,300	(891)	(32)	3,957	8,047

Net equity transactions	1,693,165	13,577,727	(86,479,623)	(166,352,744)	(2,065,051)	(3,560,349)	(15,243,615)	(13,583,189)

Net change in contract owners’ equity	2,867,843	16,763,166	(74,082,755)	(152,082,123)	(1,867,645)	(3,362,012)	(11,134,517)	(7,768,075)
Contract owners’ equity beginning of period	19,709,923	2,946,757	652,157,274	804,239,397	17,636,604	20,998,616	88,669,295	96,437,370

Contract owners’ equity end of period	$22,577,766	19,709,923	578,074,519	652,157,274	15,768,959	17,636,604	77,534,778	88,669,295

CHANGES IN UNITS:
Beginning units	1,576,428	303,185	48,795,618	61,425,031	1,628,935	1,961,425	12,847,793	14,947,044

Units purchased	1,312,585	1,674,415	6,637,077	7,199,619	80,998	108,515	1,097,251	937,534
Units redeemed	(1,169,591)	(401,172)	(13,031,601)	(19,829,032)	(276,443)	(441,005)	(3,263,966)	(3,036,785)

Ending units	1,719,422	1,576,428	42,401,094	48,795,618	1,433,490	1,628,935	10,681,078	12,847,793

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITIDAgg2		GVITIDCon2		GVITIDMod2		GVITIDModAg2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$395,899	165,330	1,598,223	1,112,125	4,255,028	2,602,074	1,803,715	864,418
Realized gain (loss) on investments	2,469,039	4,358,635	1,227,706	1,713,591	4,655,048	922,739	7,178,510	1,950,606
Change in unrealized gain (loss) on investments	346,332	662,003	(3,087,471)	(367,739)	1,139,778	24,203,003	(235,106)	14,023,854
Reinvested capital gains	1,433,370	1,361,989	2,362,226	1,103,556	7,483,502	2,049,052	5,069,317	2,757,866

Net increase (decrease) in contract owners’ equity resulting from operations	4,644,640	6,547,957	2,100,684	3,561,533	17,533,356	29,776,868	13,816,436	19,596,744

Equity transactions:
Purchase payments received from contract owners (note 3)	4,002,520	7,159,783	3,758,724	8,480,442	22,779,593	39,381,882	14,202,568	23,052,929
Transfers between funds	5,462,880	13,190,154	5,656,161	2,014,461	36,382,392	63,626,504	31,508,114	41,057,087
Redemptions (note 3)	(4,400,569)	(4,493,548)	(13,087,490)	(15,298,474)	(38,214,943)	(27,318,841)	(21,347,069)	(12,430,698)
Annuity benefits	(68,987)	(60,645)	(165,870)	(142,648)	(521,693)	(376,987)	(182,109)	(136,164)
Annual contract maintenance charges (note 2)	(4,859)	(1,838)	(1,583)	(1,311)	(10,169)	(5,628)	(11,517)	(5,279)
Contingent deferred sales charges (note 2)	(88,561)	(76,106)	(188,336)	(445,238)	(598,945)	(513,282)	(338,002)	(230,530)
Adjustments to maintain reserves	6,843	19,301	5,988	50,539	56,763	123,734	31,877	9,648

Net equity transactions	4,909,267	15,737,101	(4,022,406)	(5,342,229)	19,872,998	74,917,382	23,863,862	51,316,993

Net change in contract owners’ equity	9,553,907	22,285,058	(1,921,722)	(1,780,696)	37,406,354	104,694,250	37,680,298	70,913,737
Contract owners’ equity beginning of period	67,098,458	44,813,400	110,241,667	112,022,363	419,578,382	314,884,132	219,980,802	149,067,065

Contract owners’ equity end of period	$76,652,365	67,098,458	108,319,945	110,241,667	456,984,736	419,578,382	257,661,100	219,980,802

CHANGES IN UNITS:
Beginning units	5,429,388	4,049,277	10,005,688	10,506,818	35,448,745	28,925,404	18,307,486	13,776,564

Units purchased	2,188,672	3,972,928	2,761,045	4,050,388	8,286,432	12,791,365	6,348,837	8,230,408
Units redeemed	(1,778,356)	(2,592,817)	(3,153,383)	(4,551,518)	(6,692,162)	(6,268,024)	(4,448,245)	(3,699,486)

Ending units	5,839,704	5,429,388	9,613,350	10,005,688	37,043,015	35,448,745	20,208,078	18,307,486

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITIDModCon2		GVITIntGro		GVITIntGro3		GVITJPBal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$2,309,549	1,526,152	(2,644)	(4,560)	(24,416)	(7,722)	1,171,254	1,184,110
Realized gain (loss) on investments	4,688,914	1,376,898	58,282	15,917	911,771	376,574	(923,120)	(2,684,232)
Change in unrealized gain (loss) on investments	(4,379,564)	5,686,325	248,739	121,161	3,066,029	406,911	1,586,345	12,346,423
Reinvested capital gains	3,285,996	1,174,724	2,954	–	54,445	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,904,895	9,764,099	307,331	132,518	4,007,829	775,763	1,834,479	10,846,301

Equity transactions:
Purchase payments received from contract owners (note 3)	7,730,933	14,422,163	5,106	1,554	604,645	411,067	3,256,500	5,361,041
Transfers between funds	9,761,600	15,056,868	(40,124)	(140,692)	13,227,118	2,339,828	(3,188,378)	21,238
Redemptions (note 3)	(20,237,708)	(14,287,673)	(130,197)	(72,793)	(1,182,432)	(299,541)	(18,774,334)	(14,972,126)
Annuity benefits	(152,751)	(93,097)	(2,372)	(2,556)	–	–	(31,120)	(30,794)
Annual contract maintenance charges (note 2)	(3,117)	(1,953)	(72)	(64)	(143)	(72)	(1,785)	(1,775)
Contingent deferred sales charges (note 2)	(318,810)	(256,366)	(1,939)	(1,122)	(22,820)	(5,871)	(204,932)	(246,794)
Adjustments to maintain reserves	14,809	24,772	184	504	4,153	1,840	4,570	26,468

Net equity transactions	(3,205,044)	14,864,714	(169,414)	(215,169)	12,630,521	2,447,251	(18,939,479)	(9,842,742)

Net change in contract owners’ equity	2,699,851	24,628,813	137,917	(82,651)	16,638,350	3,223,014	(17,105,000)	1,003,559
Contract owners’ equity beginning of period	180,641,874	156,013,061	1,162,633	1,245,284	7,803,470	4,580,456	158,667,595	157,664,036

Contract owners’ equity end of period	$183,341,725	180,641,874	1,300,550	1,162,633	24,441,820	7,803,470	141,562,595	158,667,595

CHANGES IN UNITS:
Beginning units	15,686,074	14,393,258	158,756	187,653	665,501	441,368	14,529,688	15,489,907

Units purchased	4,053,452	4,827,758	6,055	7,119	1,340,732	413,234	1,130,976	2,222,234
Units redeemed	(4,332,877)	(3,534,942)	(26,613)	(36,016)	(384,301)	(189,101)	(2,862,466)	(3,182,453)

Ending units	15,406,649	15,686,074	138,198	158,756	1,621,932	665,501	12,798,198	14,529,688

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITMdCpGr		GVITMyMkt		GVITNWFund		GVITNWFund2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(1,118,809)	(1,125,786)	8,078,183	(2,942,981)	(798,842)	724,341	(30,075)	(20,954)
Realized gain (loss) on investments	6,892,104	4,745,583	–	–	(50,408,674)	(50,823,057)	113,027	67,372
Change in unrealized gain (loss) on investments	1,310,055	8,316,015	–	–	74,663,114	84,255,029	23,125	126,511
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	7,083,350	11,935,812	8,078,183	(2,942,981)	23,455,598	34,156,313	106,077	172,929

Equity transactions:
Purchase payments received from contract owners (note 3)	2,293,646	3,554,790	49,201,578	70,577,724	5,838,384	8,881,218	16,452	52,326
Transfers between funds	(3,105,796)	(8,456,586)	100,586,004	(45,376,194)	(21,540,016)	(21,296,475)	(171,447)	(17,628)
Redemptions (note 3)	(9,733,669)	(6,853,047)	(172,023,515)	(176,705,391)	(54,499,787)	(40,093,874)	(199,302)	(185,536)
Annuity benefits	(13,462)	(8,964)	(468,962)	(446,522)	(126,440)	(118,362)	–	–
Annual contract maintenance charges (note 2)	(3,729)	(4,076)	(7,048)	(7,935)	(17,748)	(19,230)	–	–
Contingent deferred sales charges (note 2)	(157,401)	(148,448)	(2,180,857)	(2,888,827)	(617,048)	(722,891)	(3,099)	(5,833)
Adjustments to maintain reserves	21,052	4,507	(28,876)	(47,028)	23,314	59,839	(170)	(139)

Net equity transactions	(10,699,359)	(11,911,824)	(24,921,676)	(154,894,173)	(70,939,341)	(53,309,775)	(357,566)	(156,810)

Net change in contract owners’ equity	(3,616,009)	23,988	(16,843,493)	(157,837,154)	(47,483,743)	(19,153,462)	(251,489)	16,119
Contract owners’ equity beginning of period	97,034,687	97,010,699	536,134,129	693,971,283	429,137,595	448,291,057	2,461,950	2,445,831

Contract owners’ equity end of period	$93,418,678	97,034,687	519,290,636	536,134,129	381,653,852	429,137,595	2,210,461	2,461,950

CHANGES IN UNITS:
Beginning units	7,830,003	8,921,111	47,255,568	61,044,850	35,853,013	40,667,472	228,367	243,662

Units purchased	1,667,093	1,564,605	62,955,670	81,586,088	803,595	1,489,367	5,757	10,410
Units redeemed	(2,555,412)	(2,655,713)	(65,147,285)	(95,375,370)	(6,660,604)	(6,303,826)	(38,380)	(25,705)

Ending units	6,941,684	7,830,003	45,063,953	47,255,568	29,996,004	35,853,013	195,744	228,367

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITLead		GVITLead3		GVITNStrVal		GVITSmCapGr
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(2)	(30)	5,283	(48,450)	–	(45,730)	(1,147,643)	(1,197,364)
Realized gain (loss) on investments	54	893	1,265,146	458,719	–	1,417,464	6,576,603	5,834,626
Change in unrealized gain (loss) on investments	(280)	(366)	(2,080,340)	422,065	–	(479,313)	(181,122)	6,141,078
Reinvested capital gains	547	53	1,990,445	94,639	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	319	550	1,180,534	926,973	–	892,421	5,247,838	10,778,340

Equity transactions:
Purchase payments received from contract owners (note 3)	–	12	596,151	417,466	–	51,066	2,199,393	3,468,698
Transfers between funds	–	–	7,102,473	(263,140)	–	(13,650,598)	(5,932,574)	(9,284,597)
Redemptions (note 3)	–	–	(1,655,845)	(486,117)	–	(481,244)	(8,766,370)	(7,190,753)
Annuity benefits	(339)	(300)	–	–	–	(515)	(13,672)	(12,420)
Annual contract maintenance charges (note 2)	–	–	(137)	(99)	–	(109)	(1,944)	(2,080)
Contingent deferred sales charges (note 2)	–	–	(16,544)	(11,152)	–	(11,873)	(149,061)	(166,562)
Adjustments to maintain reserves	27	27	2,580	1,237	–	(17,033)	13,041	25,065

Net equity transactions	(312)	(261)	6,028,678	(341,805)	–	(14,110,306)	(12,651,187)	(13,162,649)

Net change in contract owners’ equity	7	289	7,209,212	585,168	–	(13,217,885)	(7,403,349)	(2,384,309)
Contract owners’ equity beginning of period	3,786	3,497	6,878,568	6,293,400	–	13,217,885	100,321,255	102,705,564

Contract owners’ equity end of period	$3,793	3,786	14,087,780	6,878,568	–	–	92,917,906	100,321,255

CHANGES IN UNITS:
Beginning units	311	337	517,620	555,773	–	1,255,626	6,907,587	7,921,776

Units purchased	–	1	887,467	219,515	–	164,086	3,424,076	4,495,693
Units redeemed	(25)	(27)	(430,566)	(257,668)	–	(1,419,712)	(4,337,771)	(5,509,882)

Ending units	286	311	974,521	517,620	–	–	5,993,892	6,907,587

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITSmCapGr2		GVITSmCapVal		GVITSmCapVal2		GVITSmComp
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(35,375)	(35,177)	(4,811,958)	(5,296,159)	(61,135)	(56,655)	(4,037,758)	(3,731,101)
Realized gain (loss) on investments	126,646	50,224	31,855,620	8,374,886	245,101	141,195	12,721,833	4,875,589
Change in unrealized gain (loss) on investments	13,371	198,201	(67,866,216)	28,054,550	(552,033)	119,231	(14,486,382)	11,696,543
Reinvested capital gains	–	–	46,305,524	32,764,430	393,549	252,212	41,596,121	39,197,787

Net increase (decrease) in contract owners’ equity resulting from operations	104,642	213,248	5,482,970	63,897,707	25,482	455,983	35,793,814	52,038,818

Equity transactions:
Purchase payments received from contract owners (note 3)	25,237	49,725	8,793,697	13,762,552	63,864	208,217	7,188,490	9,549,462
Transfers between funds	(115,129)	42,846	(44,012,820)	(10,936,552)	12,016	235,689	(3,987,407)	(962,791)
Redemptions (note 3)	(160,399)	(90,975)	(46,316,607)	(32,793,677)	(346,043)	(237,162)	(35,937,652)	(22,066,024)
Annuity benefits	(31)	–	(95,561)	(75,031)	(74)	–	(71,339)	(49,451)
Annual contract maintenance charges (note 2)	–	–	(8,419)	(8,449)	–	–	(5,962)	(5,485)
Contingent deferred sales charges (note 2)	(6,413)	(1,121)	(626,144)	(660,734)	(11,215)	(3,431)	(409,430)	(450,386)
Adjustments to maintain reserves	(169)	7	49,333	149,811	(181)	(7)	66,609	63,429

Net equity transactions	(256,904)	482	(82,216,521)	(30,562,080)	(281,633)	203,306	(33,156,691)	(13,921,246)

Net change in contract owners’ equity	(152,262)	213,730	(76,733,551)	33,335,627	(256,151)	659,289	2,637,123	38,117,572
Contract owners’ equity beginning of period	2,160,538	1,946,808	471,801,725	438,466,098	3,616,650	2,957,361	349,369,270	311,251,698

Contract owners’ equity end of period	$2,008,276	2,160,538	395,068,174	471,801,725	3,360,499	3,616,650	352,006,393	349,369,270

CHANGES IN UNITS:
Beginning units	205,976	206,299	18,902,563	20,424,000	288,728	271,345	17,198,697	18,060,444

Units purchased	7,451	19,048	2,141,686	5,346,475	30,981	55,744	2,071,049	3,016,183
Units redeemed	(32,672)	(19,371)	(5,565,225)	(6,867,912)	(54,108)	(38,361)	(3,701,051)	(3,877,930)

Ending units	180,755	205,976	15,479,024	18,902,563	265,601	288,728	15,568,695	17,198,697

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITSmComp2		GVITTGroFoc		GVITTGroFoc3		GVITUSGro
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(87,852)	(81,559)	–	(6,075)	–	(17,885)	(3,354)	(1,813)
Realized gain (loss) on investments	217,671	128,393	–	10,804	–	824,800	1,070	207
Change in unrealized gain (loss) on investments	(280,666)	99,639	–	40,560	–	(698,770)	(19,001)	24,308
Reinvested capital gains	597,145	556,124	–	–	–	–	48,816	4,275

Net increase (decrease) in contract owners’ equity resulting from operations	446,298	702,597	–	45,289	–	108,145	27,531	26,977

Equity transactions:
Purchase payments received from contract owners (note 3)	49,430	151,979	–	929	–	65,517	36,819	135,840
Transfers between funds	(119,408)	41,172	–	(1,783,116)	–	(4,732,487)	27,992	(1,340)
Redemptions (note 3)	(201,397)	(236,544)	–	(38,170)	–	(698,896)	(8,605)	(6,201)
Annuity benefits	–	–	–	(105)	–	–	(8,784)	(5,318)
Annual contract maintenance charges (note 2)	–	–	–	(39)	–	(6)	–	–
Contingent deferred sales charges (note 2)	(3,718)	(2,883)	–	(104)	–	(1,108)	–	–
Adjustments to maintain reserves	(234)	(17)	–	134	–	4,775	(1,122)	171

Net equity transactions	(275,327)	(46,293)	–	(1,820,471)	–	(5,362,205)	46,300	123,152

Net change in contract owners’ equity	170,971	656,304	–	(1,775,182)	–	(5,254,060)	73,831	150,129
Contract owners’ equity beginning of period	4,856,465	4,200,161	–	1,775,182	–	5,254,060	242,559	92,430

Contract owners’ equity end of period	$5,027,436	4,856,465	–	–	–	–	316,390	242,559

CHANGES IN UNITS:
Beginning units	386,685	389,998	–	559,208	–	471,588	17,830	575

Units purchased	28,811	32,321	–	1,250	–	57,527	4,343	18,797
Units redeemed	(51,462)	(35,634)	–	(560,458)	–	(529,115)	(758)	(1,542)

Ending units	364,034	386,685	–	–	–	–	21,415	17,830

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITUSGro3		GVITMltSec		GVITVal		GVITWLead
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(301,180)	(355,018)	4,716,919	6,418,209	344,871	132,644	(33,858)	(241,674)
Realized gain (loss) on investments	741,018	3,761,429	1,668,490	1,221,234	8,949,619	1,256,200	1,739,352	1,060,626
Change in unrealized gain (loss) on investments	(2,355,468)	(2,494,228)	(5,724,560)	1,131,198	(9,054,017)	10,555,909	1,893,743	2,083,599
Reinvested capital gains	4,361,751	1,288,130	937,364	–	2,244,050	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,446,121	2,200,313	1,598,213	8,770,641	2,484,523	11,944,753	3,599,237	2,902,551

Equity transactions:
Purchase payments received from contract owners (note 3)	917,921	1,214,648	3,358,554	5,116,193	3,219,463	3,781,813	63,910	56,954
Transfers between funds	3,015,688	(18,858,639)	12,237,080	10,054,513	(2,929,021)	35,009,986	(955,229)	(1,519,791)
Redemptions (note 3)	(2,997,084)	(2,714,884)	(22,351,293)	(15,667,410)	(12,008,148)	(6,327,542)	(3,018,322)	(1,654,657)
Annuity benefits	–	–	(71,626)	(43,728)	(43,525)	(30,698)	(1,933)	(769)
Annual contract maintenance charges (note 2)	(264)	(279)	(1,113)	(1,011)	(1,617)	(1,279)	(458)	(528)
Contingent deferred sales charges (note 2)	(49,341)	(44,535)	(240,067)	(215,958)	(142,753)	(112,208)	(19,577)	(27,736)
Adjustments to maintain reserves	2,479	18,442	16,095	23,360	9,946	18,796	7,237	(2,038)

Net equity transactions	889,399	(20,385,247)	(7,052,370)	(734,041)	(11,895,655)	32,338,868	(3,924,372)	(3,148,565)

Net change in contract owners’ equity	3,335,520	(18,184,934)	(5,454,157)	8,036,600	(9,411,132)	44,283,621	(325,135)	(246,014)
Contract owners’ equity beginning of period	24,247,683	42,432,617	178,233,714	170,197,114	98,528,697	54,245,076	22,838,530	23,084,544

Contract owners’ equity end of period	$27,583,203	24,247,683	172,779,557	178,233,714	89,117,565	98,528,697	22,513,395	22,838,530

CHANGES IN UNITS:
Beginning units	1,936,359	3,766,233	12,983,235	13,033,009	8,373,849	5,371,018	1,993,649	2,305,470

Units purchased	847,366	874,042	2,690,902	3,023,367	2,635,989	4,532,752	4,311	6,274
Units redeemed	(791,920)	(2,703,916)	(3,215,961)	(3,073,141)	(3,660,131)	(1,529,921)	(332,090)	(318,095)

Ending units	1,991,805	1,936,359	12,458,176	12,983,235	7,349,707	8,373,849	1,665,870	1,993,649

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITWLead3		JanBal		JanForty		JanGlTechS2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(34,299)	(88,768)	664	816	(2,938,610)	(2,851,473)	(238,255)	(246,891)
Realized gain (loss) on investments	334,680	577,390	572	120	8,729,229	(3,546,961)	1,473,983	1,033,389
Change in unrealized gain (loss) on investments	1,287,518	347,183	3,768	4,072	19,042,312	41,588,779	490,507	(891,531)
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,587,899	835,805	5,004	5,008	24,832,931	35,190,345	1,726,235	(105,033)

Equity transactions:
Purchase payments received from contract owners (note 3)	650,596	453,866	–	71,819	4,361,254	5,874,090	1,515,743	2,727,813
Transfers between funds	4,706,545	332,698	–	–	(7,787,882)	(19,154,285)	(1,583,584)	(1,151,987)
Redemptions (note 3)	(1,028,498)	(492,617)	(1,946)	(4)	(25,699,960)	(18,060,005)	(2,127,928)	(2,364,985)
Annuity benefits	(3,465)	(3,256)	(6,206)	(6,132)	(28,564)	(27,605)	–	–
Annual contract maintenance charges (note 2)	(103)	(71)	–	–	(5,321)	(5,734)	(675)	(721)
Contingent deferred sales charges (note 2)	(6,687)	(8,652)	–	–	(448,248)	(458,160)	(35,856)	(40,814)
Adjustments to maintain reserves	3,536	3,852	58	(1,904)	58,840	74,352	(339)	8,521

Net equity transactions	4,321,924	285,820	(8,094)	63,779	(29,549,881)	(31,757,347)	(2,232,639)	(822,173)

Net change in contract owners’ equity	5,909,823	1,121,625	(3,090)	68,787	(4,716,950)	3,432,998	(506,404)	(927,206)
Contract owners’ equity beginning of period	6,974,583	5,852,958	86,775	17,988	240,772,036	237,339,038	20,914,190	21,841,396

Contract owners’ equity end of period	$12,884,406	6,974,583	83,685	86,775	236,055,086	240,772,036	20,407,786	20,914,190

CHANGES IN UNITS:
Beginning units	448,762	430,617	7,867	1,744	29,018,242	33,279,122	2,038,707	2,119,951

Units purchased	411,110	295,061	–	6,605	2,804,955	3,177,406	505,869	776,354
Units redeemed	(156,000)	(276,916)	(731)	(482)	(6,237,345)	(7,438,286)	(734,954)	(857,598)

Ending units	703,872	448,762	7,136	7,867	25,585,852	29,018,242	1,809,622	2,038,707

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	JanGlTech		JanIntGroS2		JanIntGro		JanRMgCore
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(563,327)	(682,897)	(47,908)	(217,729)	(219,318)	(498,579)	17,986	20,182
Realized gain (loss) on investments	(1,503,078)	(1,636,392)	3,147,889	517,773	5,092,102	1,234,971	209,290	125,805
Change in unrealized gain (loss) on investments	6,162,835	1,354,607	15,460,030	7,898,311	27,983,925	18,090,627	(575,573)	53,515
Reinvested capital gains	–	–	–	–	–	–	838,405	299,482

Net increase (decrease) in contract owners’ equity resulting from operations	4,096,430	(964,682)	18,560,011	8,198,355	32,856,709	18,827,019	490,108	498,984

Equity transactions:
Purchase payments received from contract owners (note 3)	198,776	151,159	3,513,732	5,207,105	584,400	464,851	81,843	86,604
Transfers between funds	(5,057,231)	(7,240,968)	12,248,354	(557,903)	(8,910,238)	(13,050,395)	197,903	3,469,639
Redemptions (note 3)	(4,631,348)	(4,112,826)	(8,047,755)	(4,435,220)	(12,409,924)	(9,337,498)	(957,755)	(151,960)
Annuity benefits	(4,489)	(6,831)	(12,311)	(2,834)	(23,252)	(21,612)	–	–
Annual contract maintenance charges (note 2)	(2,320)	(2,740)	(1,336)	(1,232)	(4,642)	(4,797)	–	–
Contingent deferred sales charges (note 2)	(103,645)	(125,875)	(135,901)	(72,610)	(241,371)	(249,914)	(1,483)	(2,971)
Adjustments to maintain reserves	4,850	14,793	20,369	44,333	44,585	48,327	643	647

Net equity transactions	(9,595,407)	(11,323,288)	7,585,152	181,639	(20,960,442)	(22,151,038)	(678,849)	3,401,959

Net change in contract owners’ equity	(5,498,977)	(12,287,970)	26,145,163	8,379,994	11,896,267	(3,324,019)	(188,741)	3,900,943
Contract owners’ equity beginning of period	51,462,715	63,750,685	59,673,204	51,293,210	123,202,154	126,526,173	5,037,861	1,136,918

Contract owners’ equity end of period	$45,963,738	51,462,715	85,818,367	59,673,204	135,098,421	123,202,154	4,849,120	5,037,861

CHANGES IN UNITS:
Beginning units	15,268,291	18,787,902	4,947,582	4,987,992	14,665,587	17,681,761	355,509	93,176

Units purchased	34,700	56,611	2,230,142	1,649,941	76,781	89,590	227,060	441,234
Units redeemed	(2,925,662)	(3,576,222)	(1,720,700)	(1,690,351)	(2,404,328)	(3,105,764)	(270,244)	(178,901)

Ending units	12,377,329	15,268,291	5,457,024	4,947,582	12,338,040	14,665,587	312,325	355,509

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	JPMSTMidCap		MFSInvGrStS		MFSMidCapGrS		MFSNewDiscS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(528,720)	(58,806)	(2,918)	(785)	(70,893)	(78,317)	(31,285)	(36,155)
Realized gain (loss) on investments	1,520,723	(18,797)	6,321	(133)	330,278	113,330	142,779	95,871
Change in unrealized gain (loss) on investments	2,396,467	1,655,096	5,596	21,049	(260,200)	472,152	(82,373)	32,519
Reinvested capital gains	629,978	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	4,018,448	1,577,493	8,999	20,131	(815)	507,165	29,121	92,235

Equity transactions:
Purchase payments received from contract owners (note 3)	2,351,631	275,485	80,432	206,006	49,498	110,769	24,297	67,180
Transfers between funds	36,809,074	23,012,172	(9,672)	2,000	(707,512)	90,140	(158,967)	(36,958)
Redemptions (note 3)	(4,603,004)	(326,417)	(8,470)	(5,919)	(237,984)	(235,877)	(235,920)	(78,198)
Annuity benefits	(1,133)	–	(7,651)	(1,827)	–	–	–	–
Annual contract maintenance charges (note 2)	(401)	(7)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(62,015)	(4,889)	–	–	(5,750)	(1,535)	(3,981)	(410)
Adjustments to maintain reserves	5,642	562	371	12	(252)	(118)	(150)	(84)

Net equity transactions	34,499,794	22,956,906	55,010	200,272	(902,000)	(36,621)	(374,721)	(48,470)

Net change in contract owners’ equity	38,518,242	24,534,399	64,009	220,403	(902,815)	470,544	(345,600)	43,765
Contract owners’ equity beginning of period	24,534,399	–	220,403	–	4,537,608	4,067,064	2,048,276	2,004,511

Contract owners’ equity end of period	$63,052,641	24,534,399	284,412	220,403	3,634,793	4,537,608	1,702,676	2,048,276

CHANGES IN UNITS:
Beginning units	2,153,173	–	20,161	–	425,670	428,276	201,354	205,441

Units purchased	4,926,724	2,471,342	6,388	20,885	11,751	29,261	14,719	39,901
Units redeemed	(1,953,644)	(318,169)	(1,248)	(724)	(99,746)	(31,867)	(53,789)	(43,988)

Ending units	5,126,253	2,153,173	25,301	20,161	337,675	425,670	162,284	201,354

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	MFSValS		NBAMTFasc		NBAMTFocus		NBAMTGuard
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(43,521)	(48,744)	(30,307)	(30,786)	(17,140)	(18,835)	(1,142,710)	(1,173,309)
Realized gain (loss) on investments	124,596	135,047	100,823	34,644	73,858	79,821	2,944,887	(114,528)
Change in unrealized gain (loss) on investments	(2,268)	282,957	(64,288)	155,318	(91,376)	(127,500)	5,453,171	15,968,141
Reinvested capital gains	87,601	52,821	7,930	5,333	15,779	99,055	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	166,408	422,081	14,158	164,509	(18,879)	32,541	7,255,348	14,680,304

Equity transactions:
Purchase payments received from contract owners (note 3)	104,032	210,944	21,252	176,201	2,186	27,472	1,723,886	3,068,774
Transfers between funds	(74,857)	18,710	(159,203)	(5,576)	(68,712)	(43,113)	(3,774,897)	(6,330,487)
Redemptions (note 3)	(163,046)	(166,541)	(75,625)	(63,759)	(59,322)	(28,336)	(11,991,355)	(8,210,664)
Annuity benefits	(4,940)	(651)	(5,859)	(1,757)	–	–	(13,410)	(11,484)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	(1,902)	(2,164)
Contingent deferred sales charges (note 2)	(924)	(491)	(1,735)	(1,032)	(2,188)	(59)	(127,159)	(137,157)
Adjustments to maintain reserves	1	(642)	(55)	(4)	(84)	(97)	12,631	40,213

Net equity transactions	(139,734)	61,329	(221,225)	104,073	(128,120)	(44,133)	(14,172,206)	(11,582,969)

Net change in contract owners’ equity	26,674	483,410	(207,067)	268,582	(146,999)	(11,592)	(6,916,858)	3,097,335
Contract owners’ equity beginning of period	3,843,710	3,360,300	1,847,214	1,578,632	963,014	974,606	114,914,068	111,816,733

Contract owners’ equity end of period	$3,870,384	3,843,710	1,640,147	1,847,214	816,015	963,014	107,997,210	114,914,068

CHANGES IN UNITS:
Beginning units	326,744	330,815	134,690	131,193	45,622	48,070	7,395,161	8,232,006

Units purchased	19,892	54,620	4,741	12,976	2,572	6,297	1,009,653	882,944
Units redeemed	(35,213)	(58,691)	(21,494)	(9,479)	(8,691)	(8,745)	(1,893,188)	(1,719,789)

Ending units	311,423	326,744	117,937	134,690	39,503	45,622	6,511,626	7,395,161

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	NBAMTInt		NBAMTLMat		NBAMTMCGr		NBAMTPart
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(16)	–	754,317	1,114,598	(2,124,023)	(2,129,247)	(181,174)	(1,308,728)
Realized gain (loss) on investments	(16)	–	(443,205)	(529,868)	11,616,531	6,307,212	10,671,828	5,075,049
Change in unrealized gain (loss) on investments	453	–	(202,756)	(756,423)	10,653,128	20,194,414	12,979,499	15,533,878
Reinvested capital gains	46	–	–	–	–	–	37,014	–

Net increase (decrease) in contract owners’ equity resulting from operations	467	–	108,356	(171,693)	20,145,636	24,372,379	23,507,167	19,300,199

Equity transactions:
Purchase payments received from contract owners (note 3)	5,611	–	1,708,951	2,577,878	3,363,858	5,372,061	3,228,840	2,771,064
Transfers between funds	4,031	–	8,427,642	19,892,443	(11,400,094)	(7,646,320)	45,410,711	6,548,823
Redemptions (note 3)	–	–	(4,978,242)	(4,067,790)	(19,317,815)	(12,556,375)	(21,596,536)	(10,717,617)
Annuity benefits	(657)	–	(15,445)	(7,105)	(29,708)	(25,908)	(39,405)	(9,054)
Annual contract maintenance charges (note 2)	–	–	(267)	(134)	(4,798)	(5,182)	(1,694)	(1,480)
Contingent deferred sales charges (note 2)	–	–	(49,424)	(63,004)	(276,137)	(282,005)	(181,404)	(159,039)
Adjustments to maintain reserves	10	–	(5,828)	27,045	30,089	79,811	27,101	7,851

Net equity transactions	8,995	–	5,087,387	18,359,333	(27,634,605)	(15,063,918)	26,847,613	(1,559,452)

Net change in contract owners’ equity	9,462	–	5,195,743	18,187,640	(7,488,969)	9,308,461	50,354,780	17,740,747
Contract owners’ equity beginning of period	–	–	41,895,369	23,707,729	187,094,473	177,786,012	130,458,063	112,717,316

Contract owners’ equity end of period	$9,462	–	47,091,112	41,895,369	179,605,504	187,094,473	180,812,843	130,458,063

CHANGES IN UNITS:
Beginning units	–	–	4,141,923	2,341,639	12,187,318	13,310,419	9,929,548	10,120,850

Units purchased	864	–	2,205,394	3,968,300	1,002,074	2,106,852	6,120,675	2,312,350
Units redeemed	(52)	–	(1,716,854)	(2,168,016)	(2,768,460)	(3,229,953)	(4,292,469)	(2,503,652)

Ending units	812	–	4,630,463	4,141,923	10,420,932	12,187,318	11,757,754	9,929,548

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	NBAMTRegS		NBAMSocRes		OppAggGro		OppCapAp
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(418)	–	(38,888)	(5,003)	(2,463,322)	(2,399,771)	(1,120,747)	(4,185,068)
Realized gain (loss) on investments	21	–	180,533	21,891	11,420,729	461,784	(4,190,384)	(5,533,601)
Change in unrealized gain (loss) on investments	3,643	–	101,665	102,288	12,487,368	36,144,442	20,602,485	35,498,301
Reinvested capital gains	–	–	12,950	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,246	–	256,260	119,176	21,444,775	34,206,455	15,291,354	25,779,632

Equity transactions:
Purchase payments received from contract owners (note 3)	100,466	–	230,309	50,377	5,357,576	7,237,350	10,215,896	16,529,768
Transfers between funds	–	–	3,168,110	1,328,854	(1,997,345)	(11,461,608)	(32,430,367)	3,000,455
Redemptions (note 3)	–	–	(277,960)	(45,825)	(21,189,721)	(15,939,777)	(47,372,045)	(35,851,967)
Annuity benefits	(2,335)	–	(3,819)	(295)	(18,939)	(12,953)	(122,134)	(110,100)
Annual contract maintenance charges (note 2)	–	–	(46)	–	(14,341)	(15,096)	(13,706)	(14,401)
Contingent deferred sales charges (note 2)	–	–	(4,578)	(7)	(370,057)	(381,592)	(775,397)	(750,380)
Adjustments to maintain reserves	2	–	246	52	35,332	33,153	18,823	156,437

Net equity transactions	98,133	–	3,112,262	1,333,156	(18,197,495)	(20,540,523)	(70,478,930)	(17,040,188)

Net change in contract owners’ equity	101,379	–	3,368,522	1,452,332	3,247,280	13,665,932	(55,187,576)	8,739,444
Contract owners’ equity beginning of period	–	–	1,452,332	–	215,668,782	202,002,850	484,451,741	475,712,297

Contract owners’ equity end of period	$101,379	–	4,820,854	1,452,332	218,916,062	215,668,782	429,264,165	484,451,741

CHANGES IN UNITS:
Beginning units	–	–	119,039	–	16,225,604	18,042,331	32,989,279	34,255,234

Units purchased	8,972	–	505,672	165,515	2,311,358	2,604,965	2,230,176	5,009,767
Units redeemed	(199)	–	(244,611)	(46,476)	(3,757,396)	(4,421,692)	(7,139,070)	(6,275,722)

Ending units	8,773	–	380,100	119,039	14,779,566	16,225,604	28,080,385	32,989,279

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	OppCapApS		OppGlSec3		OppGlSec		OppGlSecS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(73,773)	(117,586)	(513,576)	(180,947)	(355,095)	85,169	(64,722)	(45,487)
Realized gain (loss) on investments	351,546	119,197	6,367,201	1,227,189	13,229,391	12,228,555	380,456	319,726
Change in unrealized gain (loss) on investments	(87,672)	340,724	19,712,717	23,634,362	8,903,892	17,606,234	432,360	760,399
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	190,101	342,335	25,566,342	24,680,604	21,778,188	29,919,958	748,094	1,034,638

Equity transactions:
Purchase payments received from contract owners (note 3)	102,067	233,537	10,414,212	13,572,257	329,513	396,790	–	(123)
Transfers between funds	(337,335)	225,540	21,549,648	47,384,421	(12,328,710)	(20,145,163)	(517,177)	(737,550)
Redemptions (note 3)	(591,780)	(359,710)	(15,593,265)	(8,800,882)	(14,916,734)	(10,850,551)	(325,818)	(254,714)
Annuity benefits	(475)	–	(31,768)	(1,827)	(61,477)	(50,777)	–	–
Annual contract maintenance charges (note 2)	–	–	(2,316)	(1,180)	(1,956)	(2,070)	–	–
Contingent deferred sales charges (note 2)	(16,767)	(3,102)	(184,804)	(151,660)	(224,428)	(187,885)	(5,199)	(2,866)
Adjustments to maintain reserves	(321)	(31)	22,757	52,675	32,424	54,052	(396)	55

Net equity transactions	(844,611)	96,234	16,174,464	52,053,804	(27,171,368)	(30,785,604)	(848,590)	(995,198)

Net change in contract owners’ equity	(654,510)	438,569	41,740,806	76,734,408	(5,393,180)	(865,646)	(100,496)	39,440
Contract owners’ equity beginning of period	7,717,903	7,279,334	179,074,537	102,340,129	192,757,525	193,623,171	7,094,421	7,054,981

Contract owners’ equity end of period	$7,063,393	7,717,903	220,815,343	179,074,537	187,364,345	192,757,525	6,993,925	7,094,421

CHANGES IN UNITS:
Beginning units	733,839	724,583	10,678,196	7,189,189	16,374,164	19,398,205	565,069	655,617

Units purchased	35,669	72,626	3,741,543	5,562,789	91,411	172,595	–	–
Units redeemed	(118,356)	(63,370)	(2,784,812)	(2,073,782)	(2,371,984)	(3,196,636)	(67,436)	(90,548)

Ending units	651,152	733,839	11,634,927	10,678,196	14,093,591	16,374,164	497,633	565,069

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	OppHighIncS		OppMSt		OppMStS		OppMStSCapS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$11,544	(303)	610,868	(1,380,907)	(51,977)	(96,489)	(1,758)	(300)
Realized gain (loss) on investments	802	289	(8,439,207)	(10,884,815)	309,437	150,893	1,908	307
Change in unrealized gain (loss) on investments	(9,779)	4,047	23,461,069	41,647,141	59,411	576,135	10,310	7,295
Reinvested capital gains	–	–	–	–	–	–	3,923	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,567	4,033	15,632,730	29,381,419	316,871	630,539	14,383	7,302

Equity transactions:
Purchase payments received from contract owners (note 3)	52,902	106,078	6,971,780	12,888,662	59,359	348,189	106,836	42,356
Transfers between funds	139,907	100	(19,583,362)	(22,652,208)	(148,238)	217,861	11,806	–
Redemptions (note 3)	(3,153)	(1,535)	(40,054,078)	(34,652,179)	(747,858)	(478,763)	(6,735)	(1,762)
Annuity benefits	(44,069)	(6,970)	(94,290)	(63,053)	–	–	(8,205)	(1,106)
Annual contract maintenance charges (note 2)	–	–	(6,090)	(6,249)	–	–	–	–
Contingent deferred sales charges (note 2)	–	–	(597,713)	(715,118)	(20,442)	(3,483)	–	–
Adjustments to maintain reserves	399	40	45,562	74,096	(446)	88	159	6

Net equity transactions	145,986	97,713	(53,318,191)	(45,126,049)	(857,625)	83,892	103,861	39,494

Net change in contract owners’ equity	148,553	101,746	(37,685,461)	(15,744,630)	(540,754)	714,431	118,244	46,796
Contract owners’ equity beginning of period	101,746	–	384,614,055	400,358,685	9,221,380	8,506,949	49,145	2,349

Contract owners’ equity end of period	$250,299	101,746	346,928,594	384,614,055	8,680,626	9,221,380	167,389	49,145

CHANGES IN UNITS:
Beginning units	9,185	–	32,018,278	36,088,504	862,728	853,327	4,053	228

Units purchased	15,852	9,866	1,484,817	2,840,220	37,291	82,106	9,660	4,068
Units redeemed	(2,606)	(681)	(5,966,016)	(6,910,446)	(117,792)	(72,705)	(972)	(243)

Ending units	22,431	9,185	27,537,079	32,018,278	782,227	862,728	12,741	4,053

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	OppStratBdS		PVTGroInc		TRoeBlChip2		TRowEqInc2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$114,578	161,241	150	(86)	(195)	–	424	–
Realized gain (loss) on investments	73,275	67,759	238	21	(8)	–	9	–
Change in unrealized gain (loss) on investments	(156,468)	79,520	1,189	2,240	1,320	–	(4,886)	–
Reinvested capital gains	–	–	–	–	–	–	6,989	–

Net increase (decrease) in contract owners’ equity resulting from operations	31,385	308,520	1,577	2,175	1,117	–	2,536	–

Equity transactions:
Purchase payments received from contract owners (note 3)	151,015	141,025	27,380	17,876	47,161	–	242,378	–
Transfers between funds	(99,734)	(357,499)	–	–	1,950	–	67,235	–
Redemptions (note 3)	(530,042)	(324,393)	(7,338)	(1,368)	(1,229)	–	(2,737)	–
Annuity benefits	–	–	–	–	(367)	–	(2,639)	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(6,781)	(731)	–	–	–	–	–	–
Adjustments to maintain reserves	(249)	(36)	149	5	10	–	98	–

Net equity transactions	(485,791)	(541,634)	20,191	16,513	47,525	–	304,335	–

Net change in contract owners’ equity	(454,406)	(233,114)	21,768	18,688	48,642	–	306,871	–
Contract owners’ equity beginning of period	5,008,223	5,241,337	18,688	–	–	–	–	–

Contract owners’ equity end of period	$4,553,817	5,008,223	40,456	18,688	48,642	–	306,871	–

CHANGES IN UNITS:
Beginning units	398,799	444,295	1,598	–	–	–	–	–

Units purchased	29,730	29,726	2,097	1,712	4,488	–	29,650	–
Units redeemed	(68,188)	(75,222)	(366)	(114)	(137)	–	(498)	–

Ending units	360,341	398,799	3,329	1,598	4,351	–	29,152	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	TRowLtdTBd2		VEWrldEMktR1		VEWrldEMkt		VEWrldHAsR1
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$228	–	(118,202)	(43,059)	(114,348)	(204,336)	(281,921)	(59,775)
Realized gain (loss) on investments	(7)	–	2,099,086	(163,695)	3,073,873	4,897,303	2,186,475	343,743
Change in unrealized gain (loss) on investments	(66)	–	3,584,078	1,822,976	7,490,263	2,774,549	9,999,515	1,573,711
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	155	–	5,564,962	1,616,222	10,449,788	7,467,516	11,904,069	1,857,679

Equity transactions:
Purchase payments received from contract owners (note 3)	110,145	–	647,988	310,944	139,627	452,592	750,388	412,886
Transfers between funds	–	–	13,240,569	9,996,455	(3,556,673)	(15,678,480)	23,168,108	12,829,268
Redemptions (note 3)	(169)	–	(2,200,081)	(449,694)	(4,620,084)	(4,318,638)	(2,102,480)	(955,873)
Annuity benefits	(935)	–	(748)	–	(26,249)	(22,701)	(724)	–
Annual contract maintenance charges (note 2)	–	–	(49)	(7)	(893)	(925)	(90)	(4)
Contingent deferred sales charges (note 2)	–	–	(21,458)	(5,064)	(56,733)	(104,377)	(17,745)	(7,009)
Adjustments to maintain reserves	–	–	7,261	1,021	10,172	16,869	6,195	751

Net equity transactions	109,041	–	11,673,482	9,853,655	(8,110,833)	(19,655,660)	21,803,652	12,280,019

Net change in contract owners’ equity	109,196	–	17,238,444	11,469,877	2,338,955	(12,188,144)	33,707,721	14,137,698
Contract owners’ equity beginning of period	–	–	11,469,877	–	39,569,724	51,757,868	14,137,698	–

Contract owners’ equity end of period	$109,196	–	28,708,321	11,469,877	41,908,679	39,569,724	47,845,419	14,137,698

CHANGES IN UNITS:
Beginning units	–	–	908,023	–	2,577,130	4,165,438	1,131,969	–

Units purchased	11,030	–	1,861,659	1,359,198	23,699	1,181,555	2,532,517	1,549,160
Units redeemed	(108)	–	(1,026,360)	(451,175)	(531,961)	(2,769,863)	(1,110,622)	(417,191)

Ending units	10,922	–	1,743,322	908,023	2,068,868	2,577,130	2,553,864	1,131,969

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	VEWrldHAs		VKCom2		VKEmGr2		VKCorPlus2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(212,582)	(206,219)	(170,677)	(194,059)	(51,860)	(51,422)	5,399	6,414
Realized gain (loss) on investments	3,187,282	4,976,268	634,176	257,625	78,697	37,090	(1,977)	1,727
Change in unrealized gain (loss) on investments	8,281,834	567,653	(694,903)	2,448,616	120,797	148,950	1,867	(3,614)
Reinvested capital gains	–	–	623,887	–	–	–	2,392	678

Net increase (decrease) in contract owners’ equity resulting from operations	11,256,534	5,337,702	392,483	2,512,182	147,634	134,618	7,681	5,205

Equity transactions:
Purchase payments received from contract owners (note 3)	88,259	448,695	278,191	918,593	10,294	146,859	83,435	40,063
Transfers between funds	(4,626,576)	(12,359,838)	(143,468)	718,460	(37,393)	24,335	101,699	108,494
Redemptions (note 3)	(3,375,718)	(2,242,708)	(936,567)	(622,718)	(172,424)	(156,938)	(11,006)	(12,603)
Annuity benefits	(3,662)	(1,272)	–	–	–	–	(1,465)	(192)
Annual contract maintenance charges (note 2)	(278)	(216)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(26,587)	(35,520)	(14,091)	(9,425)	(4,948)	(2,909)	(95)	(124)
Adjustments to maintain reserves	9,922	314	(1,041)	(13)	(163)	(105)	56	3

Net equity transactions	(7,934,640)	(14,190,545)	(816,976)	1,004,897	(204,634)	11,242	172,624	135,641

Net change in contract owners’ equity	3,321,894	(8,852,843)	(424,493)	3,517,079	(57,000)	145,860	180,305	140,846
Contract owners’ equity beginning of period	27,198,964	36,051,807	19,291,848	15,774,769	2,865,969	2,720,109	291,513	150,667

Contract owners’ equity end of period	$30,520,858	27,198,964	18,867,355	19,291,848	2,808,969	2,865,969	471,818	291,513

CHANGES IN UNITS:
Beginning units	1,848,191	2,984,906	1,625,539	1,531,792	302,950	301,195	27,302	14,916

Units purchased	30,229	1,607,725	85,092	200,529	11,554	29,632	16,565	30,825
Units redeemed	(493,527)	(2,744,440)	(154,707)	(106,782)	(33,286)	(27,877)	(6,589)	(18,439)

Ending units	1,384,893	1,848,191	1,555,924	1,625,539	281,218	302,950	37,278	27,302

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	VKEmMkt		VKMidCapG		VKUSRealEst		VicDivrStk
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$2,380,465	2,692,961	(332,996)	(279,179)	13,000	917,781	(222,466)	(151,639)
Realized gain (loss) on investments	367,827	2,433,378	4,016,469	1,097,710	33,029,614	8,973,310	246,926	190,067
Change in unrealized gain (loss) on investments	383,995	(3,994,573)	314,220	3,129,717	3,234,726	64,524,306	1,129,044	1,419,301
Reinvested capital gains	598,712	1,535,200	–	–	8,632,526	4,746,395	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,730,999	2,666,966	3,997,693	3,948,248	44,909,866	79,161,792	1,153,504	1,457,729

Equity transactions:
Purchase payments received from contract owners (note 3)	64,105	1,362,082	445,589	741,310	7,453,537	10,916,162	165,937	560,607
Transfers between funds	(4,324,513)	(22,787,460)	3,079,228	3,118,484	(22,034,531)	26,581,060	(427,510)	(756,273)
Redemptions (note 3)	(4,571,427)	(5,212,855)	(2,127,887)	(2,268,170)	(32,195,191)	(19,823,277)	(2,117,393)	(2,249,798)
Annuity benefits	(14,924)	(12,594)	(6,752)	(4,938)	(100,171)	(61,201)	–	–
Annual contract maintenance charges (note 2)	(769)	(900)	(501)	(555)	(4,864)	(3,273)	–	–
Contingent deferred sales charges (note 2)	(53,593)	(64,184)	(37,490)	(31,923)	(366,573)	(365,405)	(48,663)	(43,766)
Adjustments to maintain reserves	3,313	16,118	4,302	8,419	77,340	132,856	3,555	(1,108,197)

Net equity transactions	(8,897,808)	(26,699,793)	1,356,489	1,562,627	(47,170,453)	17,376,922	(2,424,074)	(3,597,427)

Net change in contract owners’ equity	(5,166,809)	(24,032,827)	5,354,182	5,510,875	(2,260,587)	96,538,714	(1,270,570)	(2,139,698)
Contract owners’ equity beginning of period	39,619,241	63,652,068	25,777,867	20,266,992	327,289,542	230,750,828	17,971,207	20,110,905

Contract owners’ equity end of period	$34,452,432	39,619,241	31,132,049	25,777,867	325,028,955	327,289,542	16,700,637	17,971,207

CHANGES IN UNITS:
Beginning units	1,923,815	3,277,139	3,445,048	3,202,235	14,131,924	13,455,607	1,705,072	2,057,002

Units purchased	11,965	1,028,570	1,735,959	2,069,948	3,186,581	5,800,280	31,150	97,948
Units redeemed	(436,666)	(2,381,894)	(1,581,279)	(1,827,135)	(5,198,650)	(5,123,963)	(258,284)	(449,878)

Ending units	1,499,114	1,923,815	3,599,728	3,445,048	12,119,855	14,131,924	1,477,938	1,705,072

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	VicInvQBd		VicSmCoOpp		WRAsStrat		WRBal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$–	28,584	–	(24,496)	(604,950)	113,725	(87,435)	190,365
Realized gain (loss) on investments	–	34,704	–	1,319,392	873,640	305,720	887,668	268,069
Change in unrealized gain (loss) on investments	–	(38,356)	–	(729,866)	21,518,707	13,774,631	2,769,929	6,797,525
Reinvested capital gains	–	–	–	103,340	12,473,104	973,928	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	–	24,932	–	668,370	34,260,501	15,168,004	3,570,162	7,255,959

Equity transactions:
Purchase payments received from contract owners (note 3)	–	1,188	–	(26,905)	5,045,918	15,101,272	1,817,902	13,689,721
Transfers between funds	–	(666,935)	–	(2,050,789)	16,747,553	3,247,684	(3,471,493)	1,139,553
Redemptions (note 3)	–	(135,999)	–	(124,454)	(8,564,205)	(7,344,036)	(6,681,462)	(6,299,175)
Annuity benefits	–	–	–	–	(277)	–	(3,515)	(583)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	–	(1,586)	–	(3,052)	(211,179)	(197,465)	(169,527)	(148,367)
Adjustments to maintain reserves	–	(1,327,476)	–	(1,686,926)	60,197	57,582	11,233	47,839

Net equity transactions	–	(2,130,808)	–	(3,892,126)	13,078,007	10,865,037	(8,496,862)	8,428,988

Net change in contract owners’ equity	–	(2,105,876)	–	(3,223,756)	47,338,508	26,033,041	(4,926,700)	15,684,947
Contract owners’ equity beginning of period	–	2,105,876	–	3,223,756	144,706,783	118,673,742	104,031,256	88,346,309

Contract owners’ equity end of period	$–	–	–	–	192,045,291	144,706,783	99,104,556	104,031,256

CHANGES IN UNITS:
Beginning units	–	165,051	–	239,791	12,509,904	11,476,467	9,573,904	8,746,952

Units purchased	–	287	–	255	2,288,014	2,352,625	494,708	1,927,889
Units redeemed	–	(165,338)	–	(240,046)	(1,263,349)	(1,319,188)	(1,272,709)	(1,100,937)

Ending units	–	–	–	–	13,534,569	12,509,904	8,795,903	9,573,904

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	WRBond		WRCoreEq		WRDivInc		WRGlNatRes
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$2,913,419	2,942,018	(2,487,486)	(1,726,176)	29,057	14,294	(68,059)	–
Realized gain (loss) on investments	(52,249)	560,935	(2,190,722)	(2,468,219)	86,363	3,874	2,185	–
Change in unrealized gain (loss) on investments	(3,026,762)	(2,092,936)	22,661,618	23,388,835	1,329,017	543,682	1,506,316	–
Reinvested capital gains	444,868	1,127,610	–	–	–	–	80,510	–

Net increase (decrease) in contract owners’ equity resulting from operations	279,276	2,537,627	17,983,410	19,194,440	1,444,437	561,850	1,520,952	–

Equity transactions:
Purchase payments received from contract owners (note 3)	1,378,165	8,082,250	3,468,084	20,038,798	1,279,548	2,522,852	1,296,890	–
Transfers between funds	(706,473)	(7,641,663)	(12,131,036)	(11,807,471)	7,826,571	4,061,456	14,202,611	–
Redemptions (note 3)	(7,172,572)	(7,782,150)	(15,222,208)	(13,457,626)	(406,752)	(61,772)	(126,430)	–
Annuity benefits	(2,737)	(759)	(672)	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(150,224)	(189,330)	(401,719)	(402,759)	(6,612)	(1,106)	(1,507)	–
Adjustments to maintain reserves	5,829	42,036	63,049	(48,883)	2,467	52	1,545	–

Net equity transactions	(6,648,012)	(7,489,616)	(24,224,502)	(5,677,941)	8,695,222	6,521,482	15,373,109	–

Net change in contract owners’ equity	(6,368,736)	(4,951,989)	(6,241,092)	13,516,499	10,139,659	7,083,332	16,894,061	–
Contract owners’ equity beginning of period	100,989,172	105,941,161	254,008,204	240,491,705	7,083,332	–	–	–

Contract owners’ equity end of period	$94,620,436	100,989,172	247,767,112	254,008,204	17,222,991	7,083,332	16,894,061	–

CHANGES IN UNITS:
Beginning units	8,199,654	8,824,865	30,602,270	31,339,819	652,179	–	–	–

Units purchased	695,643	1,133,060	1,066,061	3,469,502	880,760	682,141	1,402,769	–
Units redeemed	(1,236,094)	(1,758,271)	(3,929,863)	(4,207,051)	(111,294)	(29,962)	(24,626)	–

Ending units	7,659,203	8,199,654	27,738,468	30,602,270	1,421,645	652,179	1,378,143	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	WRGrowth		WRHiInc		WRIntlGr		WRIntVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(4,027,541)	(3,296,693)	4,821,413	4,477,850	485,896	(423,312)	223,194	47,724
Realized gain (loss) on investments	(2,888,923)	(1,022,943)	(360,160)	(244,154)	785,153	(828,872)	138,918	74,703
Change in unrealized gain (loss) on investments	34,836,120	9,890,810	(3,537,984)	2,191,358	7,306,584	8,319,805	(380,361)	662,234
Reinvested capital gains	–	–	–	–	–	–	1,795,152	59,250

Net increase (decrease) in contract owners’ equity resulting from operations	27,919,656	5,571,174	923,269	6,425,054	8,577,633	7,067,621	1,776,903	843,911

Equity transactions:
Purchase payments received from contract owners (note 3)	4,415,912	38,607,576	2,211,745	9,333,358	1,073,563	7,269,031	1,066,797	1,724,080
Transfers between funds	(24,676,997)	(11,099,156)	(3,178,264)	1,774,807	(3,466,130)	(2,293,872)	12,272,977	6,288,918
Redemptions (note 3)	(18,497,968)	(16,184,275)	(5,597,726)	(4,052,795)	(4,243,628)	(3,410,390)	(693,502)	(916,228)
Annuity benefits	(1,834)	(386)	(2,356)	(582)	–	–	(132)	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(532,005)	(486,473)	(129,068)	(104,142)	(130,354)	(99,232)	(12,425)	(25,484)
Adjustments to maintain reserves	51,260	(204,433)	8,375	30,684	16,043	169,681	5,438	757

Net equity transactions	(39,241,632)	10,632,853	(6,687,294)	6,981,330	(6,750,506)	1,635,218	12,639,153	7,072,043

Net change in contract owners’ equity	(11,321,976)	16,204,027	(5,764,025)	13,406,384	1,827,127	8,702,839	14,416,056	7,915,954
Contract owners’ equity beginning of period	317,813,066	301,609,039	84,271,727	70,865,343	63,897,239	55,194,400	7,915,954	–

Contract owners’ equity end of period	$306,491,090	317,813,066	78,507,702	84,271,727	65,724,366	63,897,239	22,332,010	7,915,954

CHANGES IN UNITS:
Beginning units	38,640,684	37,406,072	6,254,780	5,707,409	7,335,175	7,134,038	635,691	–

Units purchased	1,262,517	6,715,458	604,844	1,432,238	679,664	1,575,512	1,207,884	735,303
Units redeemed	(5,966,621)	(5,480,846)	(1,105,029)	(884,867)	(1,452,193)	(1,374,375)	(206,822)	(99,612)

Ending units	33,936,580	38,640,684	5,754,595	6,254,780	6,562,646	7,335,175	1,636,753	635,691

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	WRLTBond		WRMicCpGr		WRMidCpGr		WRMMkt
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$766,327	667,576	(38,586)	(8,465)	(13,369)	–	249,864	(165,877)
Realized gain (loss) on investments	(48,160)	167,296	46,980	1,823	6,913	–	–	–
Change in unrealized gain (loss) on investments	(575,552)	(695,302)	595,664	286,657	179,207	–	–	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	142,615	139,570	604,058	280,015	172,751	–	249,864	(165,877)

Equity transactions:
Purchase payments received from contract owners (note 3)	820,564	4,730,884	379,259	628,015	374,305	–	3,522,493	8,552,543
Transfers between funds	(2,052,144)	1,879,143	1,538,699	1,135,483	3,586,088	–	(2,041,361)	(5,660,857)
Redemptions (note 3)	(3,761,593)	(3,351,458)	(81,416)	(8,020)	(18,458)	–	(3,952,860)	(5,337,714)
Annuity benefits	(1,114)	(379)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(107,405)	(98,467)	(2,151)	(121)	(222)	–	(82,251)	(117,233)
Adjustments to maintain reserves	1,969	(8,795)	1,051	(101)	9,151	–	(1,585)	4,953

Net equity transactions	(5,099,723)	3,150,928	1,835,442	1,755,256	3,950,864	–	(2,555,564)	(2,558,308)

Net change in contract owners’ equity	(4,957,108)	3,290,498	2,439,500	2,035,271	4,123,615	–	(2,305,700)	(2,724,185)
Contract owners’ equity beginning of period	46,642,081	43,351,583	2,035,271	–	–	–	24,753,393	27,477,578

Contract owners’ equity end of period	$41,684,973	46,642,081	4,474,771	2,035,271	4,123,615	–	22,447,693	24,753,393

CHANGES IN UNITS:
Beginning units	4,015,932	3,743,944	184,067	–	–	–	2,454,823	2,707,827

Units purchased	437,591	1,333,781	200,690	196,135	372,676	–	1,288,786	2,947,323
Units redeemed	(877,753)	(1,061,793)	(45,413)	(12,068)	(8,941)	–	(1,544,788)	(3,200,327)

Ending units	3,575,770	4,015,932	339,344	184,067	363,735	–	2,198,821	2,454,823

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	WRMortSec		WRRealEstS		WRSciTech		WRSmCap
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$188,934	39,613	44,211	22,324	(1,601,534)	(1,408,887)	(2,030,432)	(1,963,573)
Realized gain (loss) on investments	(4,229)	698	138,439	1,875	1,505,738	189,527	5,909,852	1,315,125
Change in unrealized gain (loss) on investments	(158,320)	(63,475)	799,712	524,093	17,929,142	15,915,340	6,360,801	17,657,223
Reinvested capital gains	–	30,566	367,016	83,580	–	–	6,185,908	–

Net increase (decrease) in contract owners’ equity resulting from operations	26,385	7,402	1,349,378	631,872	17,833,346	14,695,980	16,426,129	17,008,775

Equity transactions:
Purchase payments received from contract owners (note 3)	444,629	419,372	933,450	775,096	2,821,960	14,408,319	2,205,950	15,872,495
Transfers between funds	3,825,612	1,937,691	7,341,980	5,526,301	(3,215,343)	1,425,106	(11,796,466)	(2,549,505)
Redemptions (note 3)	(203,875)	(22,432)	(637,191)	(21,246)	(6,846,988)	(4,724,849)	(9,408,892)	(7,610,484)
Annuity benefits	(2,249)	(760)	(653)	–	(258)	–	(514)	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(3,231)	(66)	(14,402)	(229)	(210,908)	(163,268)	(283,350)	(255,703)
Adjustments to maintain reserves	(1,086)	775	4,865	3,883	41,043	71,942	41,389	428,114

Net equity transactions	4,059,800	2,334,580	7,628,049	6,283,805	(7,410,494)	11,017,250	(19,241,883)	5,884,917

Net change in contract owners’ equity	4,086,185	2,341,982	8,977,427	6,915,677	10,422,852	25,713,230	(2,815,754)	22,893,692
Contract owners’ equity beginning of period	2,341,982	–	6,915,677	–	118,653,046	92,939,816	155,868,547	132,974,855

Contract owners’ equity end of period	$6,428,167	2,341,982	15,893,104	6,915,677	129,075,898	118,653,046	153,052,793	155,868,547

CHANGES IN UNITS:
Beginning units	226,204	–	541,343	–	12,706,625	11,425,184	13,698,218	13,190,389

Units purchased	468,888	236,924	769,691	552,930	791,562	2,640,650	492,850	2,841,162
Units redeemed	(76,391)	(10,720)	(171,613)	(11,587)	(1,556,580)	(1,359,209)	(2,121,919)	(2,333,333)

Ending units	618,701	226,204	1,139,421	541,343	11,941,607	12,706,625	12,069,149	13,698,218

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	WRSmCpVal		WRValue		WFTrustOp
Investment activity:	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(140,468)	(26,693)	24,708	(265,251)	(2,572,676)	(2,661,540)
Realized gain (loss) on investments	95,619	2,965	3,557,467	388,352	5,493,299	(1,028,528)
Change in unrealized gain (loss) on investments	(1,405,621)	400,161	(6,405,564)	15,981,749	9,455,220	36,093,988
Reinvested capital gains	1,902,076	359,498	7,094,848	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	451,606	735,931	4,271,459	16,104,850	12,375,843	32,403,920

Equity transactions:
Purchase payments received from contract owners (note 3)	741,744	1,482,448	2,785,529	18,872,156	4,220,062	7,093,547
Transfers between funds	3,862,332	5,361,881	(4,468,709)	7,274,499	(19,996,931)	(10,196,833)
Redemptions (note 3)	(413,657)	(182,885)	(8,307,913)	(5,780,845)	(16,800,937)	(15,074,910)
Annuity benefits	–	–	(1,221)	(390)	(30,325)	(59,886)
Annual contract maintenance charges (note 2)	–	–	–	–	(3,541)	(3,658)
Contingent deferred sales charges (note 2)	(7,278)	(130)	(245,808)	(151,184)	(254,088)	(250,614)
Adjustments to maintain reserves	1,604	491	29,658	384,738	15,566	(164,592)

Net equity transactions	4,184,745	6,661,805	(10,208,464)	20,598,974	(32,850,194)	(18,656,946)

Net change in contract owners’ equity	4,636,351	7,397,736	(5,937,005)	36,703,824	(20,474,351)	13,746,974
Contract owners’ equity beginning of period	7,397,736	–	143,151,722	106,447,898	220,963,331	207,216,357

Contract owners’ equity end of period	$12,034,087	7,397,736	137,214,717	143,151,722	200,488,980	220,963,331

CHANGES IN UNITS:
Beginning units	631,627	–	11,755,346	9,899,433	19,567,386	21,393,485

Units purchased	533,981	679,010	920,546	3,025,601	949,874	3,292,425
Units redeemed	(160,115)	(47,383)	(1,742,147)	(1,169,688)	(3,869,945)	(5,118,524)

Ending units	1,005,493	631,627	10,933,745	11,755,346	16,647,315	19,567,386

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations
The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

On July 1, 1999, the Company (Depositor) transferred to the Account, 100,000 shares of the Victory VIF –Diversified Stock Fund Class A Shares, 100,000 shares of the Victory VIF – Investment Quality Bond Fund Class A Shares and 100,000 shares of the Victory VIF – Small Company Opportunity Fund Class A Shares, for which the Account was credited with 100,000 units of the Victory VIF – Diversified Stock Fund Class A Shares, 100,000 units of the Victory VIF – Investment Quality Bond Fund Class A Shares and 100,000 units of the Victory VIF – Small Company Opportunity Fund Class A Shares.

On August 20, 2001, the Depositor transferred to the Account, 50,000 shares of the First Horizon Capital Appreciation Portfolio and 50,000 shares of the First Horizon Growth & Income Portfolio, for which the Account was credited 50,000 units of the First Horizon Capital Appreciation Portfolio and 50,000 units of the First Horizon Growth & Income Portfolio.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b)	The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
    AIM VIF – Basic Balanced Fund (AIMBal) (formerly AIM VIF – Balanced Fund)
    AIM VIF – Basic Value Fund – Series II Shares (AIMBValue2)
    AIM VIF – Blue Chip Fund – Series I Shares (AIMBlueCh)
    AIM VIF – Capital Appreciation Fund – Series I Shares (AIMCapAp)
    AIM VIF – Capital Appreciation Fund – Series II Shares (AIMCapAp2)
    AIM VIF – Capital Development Fund – Series II Shares (AIMCapDev2)
    AIM VIF – Core Equity Fund – Series I Shares (AIMCoreEq)
    AIM VIF – International Growth Fund – Series I Shares (AIMIntGr)*
    AIM VIF – Premier Equity Fund – Series I Shares (AIMPreEq)
    AIM VIF – Premier Equity Fund – Series II Shares (AIMPreEq2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (Alliance VPSF);
    Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class B (AlGrIncB)
    Alliance VPSF – AllianceBernstein Large Cap Growth Portfolio – Class B (AlLrgCpGrB)
        (formerly Alliance VPSF – AllianceBernstein Premier Growth Portfolio – Class B)
    Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class B (AlSmMdCpB)
        (formerly Alliance VPSF – AllianceBernstein Small Cap Value Portfolio – Class B)
Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
    American Century VP – Income & Growth Fund – Class I (ACVPIncGr)
    American Century VP – Income & Growth Fund – Class II (ACVPIncGr2)
    American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2)
    American Century VP – International Fund – Class I (ACVPInt)
    American Century VP – International Fund – Class III (ASVPInt3)
    American Century VP – Mid Cap Value Fund Fund – Class II (ACVPMdCpV2)
    American Century VP – Ultra® Fund – Class I (ACVPUltra)
    American Century VP – Ultra® Fund – Class II (ACVPUltra2)
    American Century VP – Value Fund – Class I (ACVPVal)
    American Century VP – Value Fund – Class II (ACVPVal2)
    American Century VP – VistaSM Fund – Class II (ACVPVista2)
Portfolios of the BB&T Variable Insurance Funds (BB&T VIF);
    BB&T VIF – Captial Manager Equity Fund (BBTCapMgr)
        (formerly BB&T VIF – Captial Manager Aggressive Fund)
    BB&T VIF – Large Cap Value Fund (BBTLgCapV)
    BB&T VIF – Large Company Growth Fund (BBTLgCoGr)
    BB&T VIF – Mid Cap Growth Fund (BBTMdCapGr)
        (formerly BB&T VIF – Capital Appreciation Fund)
Portfolios of the Credit Suisse Trust;
    Credit Suisse Trust – Global Small Cap Portfolio (CSTGSmCp)
        (formerly Credit Suisse Trust – Global Post-Venture Capital Portfolio)
    Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)
    Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV)
Dreyfus Emerging Leaders Fund – Service Shares (DryELeadS)
Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
    Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS)
Dreyfus Socially Responsible Growth Fund, Inc., – Service Shares, The (DrySRGroS)
Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)
Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
    Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp)
    Dreyfus VIF – Appreciation Portfolio – Service Shares (DryVIFAppS)
    Dreyfus VIF – Developing Leaders Portfolio – Initial Shares (DryVIFDevLd)
    Dreyfus VIF – Developing Leaders Portfolio – Service SharesDryVIFDevLdS)*
    Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIFIntVal)
Portfolios of the Evergreen Variable Annuity Funds (Evergreen VAF);
    Evergreen VAF – Evergreen VA Balanced Fund – Class 1 (EvBal)
        (formerly Evergreen VAF – Evergreen VA Foundation Fund – Class 1)*
    Evergreen VAF – Evergreen VA Blue Chip Fund (EvBlChp)*
    Evergreen VAF – Evergreen VA Capital Growth Fund (EvCapGr)*
    Evergreen VAF – Evergreen VA Equity Index Fund (EvEqInd)*
    Evergreen VAF – Evergreen VA Fund – Class 1 (EvFund)*
    Evergreen VAF – Evergreen VA Fundamental Large Cap Fund – Class 1 (EvFdLrgCp)
        (formerly Evergreen VAF – Evergreen VA Growth And Income Fund – Class 1)*
    Evergreen VAF – Evergreen VA Global Leaders Fund (EvGlLd)*
    Evergreen VAF – Evergreen VA International Growth Fund – Class 1EvIntGr)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

    Evergreen VAF – Evergreen VA Masters Fund (EvMast)*
    Evergreen VAF – Evergreen VA Omega Fund – Class 1 (EvOmega)*
    Evergreen VAF – Evergreen VA Special Equity Fund – Class 1 (EvSpEq)*
    Evergreen VAF – Evergreen VA Special Values Fund – Class 1 (EvSpVal)*
    Evergreen VAF – Evergreen VA Strategic Income Fund – Class 1 (EvStratInc)*
Portfolios of the Federated Insurance Series (Federated IS);
    Federated IS – American Leaders Fund II – Service Shares (FedAmLeadS)
    Federated IS – Capital Appreciation Fund II – Service Shares (FedCapApS)
    Federated IS – High Income Bond Fund II – Service Shares (FedHiIncS)
    Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)
    Federated IS – Quality Bond Fund II – Service Shares (FedQualBdS)
Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity®VIP);
    Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS)
    Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2)
    Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS)
    Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2)
    Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS)
    Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS)
    Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R)
    Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR)
Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);
    Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS)
    Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2)
    Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS)
Portfolios of the Fidelity® Variable Insurance Products Fund III (Fidelity® VIP III);
    Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS)
    Fidelity® VIP III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2)
    Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)
    Fidelity® VIP III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2)
Portfolios of the Fidelity® Variable Insurance Products Fund IV (Fidelity® VIP IV);
    Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2 (FidVIPFree10S2)
    Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2 (FidVIPFree20S2)
    Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2 (FidVIPFree30S2)
    Fidelity® VIP IV – Natural Resources Portfolio – Service Class 2 (FidVIPNtRsS2)
Portfolios of the Financial Investors Variable Insurance Trust (Financial Investors VIT);
    Financial Investors VIT – First Horizon Capital Appreciation Portfolio (FICapAp)
    Financial Investors VIT – First Horizon Core Equity Portfolio (FICoreEq)
Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
    Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2)
    Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCapV2)
    Franklin Templeton VIP – Templeton Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3)
    Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 1 (FrVIPForSec)*
    Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2)
    Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3)
    Franklin Templeton VIP – Templeton Global Income Securites Fund – Class 3 (FrVIPGlInc3)
Portfolios of the Gartmore Variable Insurance Trust (Gartmore GVIT)
(Gartmore is an affiliate of the Company);
    Gartmore GVIT Dreyfus International Value Fund – Class II (GVITIntVal2)
    Gartmore GVIT Dreyfus International Value Fund – Class III (GVITIntVal3)
    Gartmore GVIT Dreyfus International Value Fund – Class VI (GVITIntVal6)
    Gartmore GVIT Dreyfus Mid Cap Index Fund – Class I (GVITMidCap)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

    Gartmore GVIT Emerging Markets Fund – Class I (GVITEmMrkts)
    Gartmore GVIT Emerging Markets Fund – Class III (GVITEmMrkts3)
    Gartmore GVIT Emerging Markets Fund – Class VI (GVITEmMrkts6)
    Gartmore GVIT Federated High Income Bond Fund – Class I (GVITFHiInc)
    Gartmore GVIT Federated High Income Bond Fund – Class III (GVITFHiInc3)
    Gartmore GVIT Global Financial Services Fund – Class I (GVITGlFin)
    Gartmore GVIT Global Financial Services Fund – Class III (GVITGlFin3)
    Gartmore GVIT Global Health Sciences Fund – Class I (GVITGlHlth)
    Gartmore GVIT Global Health Sciences Fund – Class III (GVITGlHlth3)
    Gartmore GVIT Global Technology and Communications Fund – Class I (GVITGlTech)
    Gartmore GVIT Global Technology and Communications Fund – Class III (GVITGlTech3)
    Gartmore GVIT Global Utilities Fund – Class I (GVITGlUtl)
    Gartmore GVIT Global Utilities Fund – Class III (GVITGlUtl3)
    Gartmore GVIT Government Bond Fund – Class I (GVITGvtBd)
    Gartmore GVIT Government Bond Fund – Class II (GVITGvtBd2)
    Gartmore GVIT Growth Fund – Class I (GVITGrowth)
    Gartmore GVIT ID Aggressive Fund – Class II (GVITIDAgg2)
    Gartmore GVIT ID Conservative Fund – Class II (GVITIDCon2)
    Gartmore GVIT ID Moderate Fund – Class II (GVITIDMod2)
    Gartmore GVIT ID Moderately Aggressive Fund – Class II (GVITIDModAg2)
    Gartmore GVIT ID Moderately Conservative Fund – Class II (GVITIDModCon2)
    Gartmore GVIT International Growth Fund – Class I (GVITIntGro)
    Gartmore GVIT International Growth Fund – Class III (GVITIntGro3)
    Gartmore GVIT J.P. Morgan Balanced Fund – Class I (GVITJPBal)
    Gartmore GVIT Mid Cap Growth Fund – Class I (GVITMdCpGr)
    Gartmore GVIT Money Market Fund – Class I (GVITMyMkt)
    Gartmore GVIT Nationwide® Fund – Class I (GVITNWFund)
    Gartmore GVIT Nationwide® Fund – Class II (GVITNWFund2)
    Gartmore GVIT Nationwide® Leaders Fund – Class I (GVITLead)
    Gartmore GVIT Nationwide® Leaders Fund – Class III (GVITLead3)
    Gartmore GVIT Nationwide® Strategic Value Fund – Class I (GVITStVal)*
    Gartmore GVIT Small Cap Growth Fund – Class I (GVITSmCapGr)
    Gartmore GVIT Small Cap Growth Fund – Class II (GVITSmCapGr2)
    Gartmore GVIT Small Cap Value Fund – Class I (GVITSmCapVal)
    Gartmore GVIT Small Cap Value Fund – Class II (GVITSmCapVal2)
    Gartmore GVIT Small Company Fund – Class I (GVITSmComp)
    Gartmore GVIT Small Company Fund – Class II (GVITSmComp2)
    Gartmore GVIT Turner Growth Focus Fund – Class I (GVITTGrF1)*
    Gartmore GVIT Turner Growth Focus Fund – Class III (GVITTGrF3)*
    Gartmore GVIT U.S. Growth Leaders Fund – Class I (GVITUSGro)
    Gartmore GVIT U.S. Growth Leaders Fund – Class III (GVITUSGro3)
    Gartmore GVIT Van Kampen GVIT Multi-Sector Bond Fund – Class I (GVITMltSec)
    Gartmore GVIT Van Kampen Value Fund – Class I (GVITVal)
        (formerly Gartmore GVIT – Comstock Value Fund – Class I)
    Gartmore GVIT Worldwide Leaders Fund – Class I (GVITWLead)
    Gartmore GVIT Worldwide Leaders Fund – Class III (GVITWLead3)
Portfolios of the Janus Aspen Series (Janus AS);
    Janus AS – Balanced Portfolio – Service Shares (JanBal)
    Janus AS – Forty Portfolio – Service Shares (JanForty)
        (formerly Janus AS – Capital Appreciation Portfolio – Service Shares)
    Janus AS – Global Technology Portfolio – Service II Shares (JanGlTechS2)
    Janus AS – Global Technology Portfolio – Service Shares (JanGlTech)
    Janus AS – International Growth Portfolio – Service II Shares (JanIntGroS2)
    Janus AS – International Growth Portfolio – Service Shares (JanIntGro)
    Janus AS – Risk-Managed Core Portfolio – Service Shares (JanRMgCore)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the JPMorgan Series Trust II;
    JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio (JPMSTMidCap)
Portfolios of the MFS® Variable Insurance TrustSM (MFS® VIT);
    MFS® VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS)
    MFS® VIT – Mid Cap Growth Series – Service Class (MFSMidCapGrS)
    MFS® VIT – New Discovery Series – Service Class (MFSNewDiscS)
    MFS® VIT – Value Series – Service Class (MFSValS)
Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
    Neuberger Berman AMT – Fasciano Portfolio – S Class (NBAMTFasc)
    Neuberger Berman AMT – Focus Portfolio – S Class (NBAMTFocus)
    Neuberger Berman AMT – Guardian Portfolio – I Class (NBAMTGuard)
    Neuberger Berman AMT – International Portfolio – S Class (NBAMTInt)
    Neuberger Berman AMT – Limited Maturity Bond Portfolio®– I Class (NBAMTLMat)
    Neuberger Berman AMT – Mid Cap Growth Portfolio®– I Class (NBAMTMCGr)
    Neuberger Berman AMT – Partners Portfolio®– I Class (NBAMTPart)
    Neuberger Berman AMT – Regency Portfolio®– S Class (NBAMTRegS)
    Neuberger Berman AMT – Socially Responsive Portfolio®– I Class (NBAMSocRes)
Portfolios of the Oppenheimer Variable Annuity Funds;
    Oppenheimer Aggressive Growth Fund/VA – Initial Class (OppAggGro)
    Oppenheimer Capital Appreciation Fund/VA – Initial Class (OppCapAp)
    Oppenheimer Capital Appreciation Fund/VA – Service Class (OppCapApS)
    Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3)
    Oppenheimer Global Securities Fund/VA – Initial Class (OppGlSec)
    Oppenheimer Global Securities Fund/VA – Service Class (OppGlSecS)
    Oppenheimer High Income Fund/VA – Service Class (OppHighIncS)
    Oppenheimer Main Street Fund®/VA – Initial Class (OppMSt)
    Oppenheimer Main Street Fund®/VA – Service Class (OppMStS)
    Oppenheimer Main Street Small Cap Fund®/VA – Service Class (OppMStSCapS)
    Oppenheimer Strategic Bond Fund/VA – Service Class (OppStratBdS)
Portfolios of the Putnam Variable Trust (Putnam VT);
    Putnam VT Growth & Income Fund – IB Shares (PVTGroInc)
    Putnam VT International Equity Fund – IB Shares (PVTIntEq)*
    Putnam VT Voyager II Fund – IB Shares (PVTVoyII)*
T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)
T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)
T. Rowe Price Limited Term Bond Fund – II (TRowLtdTBd2)
Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
    Van Eck WIT – Worldwide Emerging Markets Fund – Class R1 (VEWrldEMktR1)
    Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt)
    Van Eck WIT – Worldwide Hard Assets Fund – Class R1 (VEWrldHAsR1)
    Van Eck WIT – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs)
Portfolios of the Van Kampen Life Investment Trust (Van Kampen LIT);
    Van Kampen LIT – Comstock Portfolio – Class II (VKCom2)
    Van Kampen LIT – Emerging Growth Portfolio – Class II (VKEmGr2)
Portfolios of the Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);
    Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II (VKCorPlus2)
    Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKEmMkt)
    Van Kampen UIF – International Magnum Portfolio – Class I (VKIntMag)*
    Van Kampen UIF – Mid Cap Growth Portfolio – Class I (VKMidCapG)
    Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst)
Portfolios of the Victory Variable Insurance Funds (Victory VIF);
    Victory VIF – Diversified Stock Fund Class A Shares (VicDivrStk)
    Victory VIF – Investment Quality Bond Fund Class A Shares (VicInvQBd)*
    Victory VIF – Small Company Opportunity Fund Class A Shares (VicSmCpOp)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the W & R Target Funds, Inc.;
    W & R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat)
    W & R Target Funds, Inc. – Balanced Portfolio (WRBal)
    W & R Target Funds, Inc. – Bond Portfolio (WRBond)
    W & R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq)
    W & R Target Funds, Inc. – Dividend Income Portfolio (WRDivInc)
    W & R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes)
    W & R Target Funds, Inc. – Growth Portfolio (WRGrowth)
    W & R Target Funds, Inc. – High Income Portfolio (WRHiInc)
    W & R Target Funds, Inc. – International Growth Portfolio (WRIntlGr)
        (formerly W & R Target Funds, Inc. – International Portfolio)
    W & R Target Funds, Inc. – International Value Portfolio (WRIntVal)
        (formerly W & R Target Funds, Inc. – International II Portfolio)
    W & R Target Funds, Inc. – Limited-Term Bond Portfolio (WRLTBond)
    W & R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGr)
    W & R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGr)
    W & R Target Funds, Inc. – Money Market Portfolio (WRMMkt)
    W & R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec)
    W & R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS)
    W & R Target Funds, Inc. – Science & Technology Portfolio (WRSciTech)
    W & R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCap)
    W & R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal)
    W & R Target Funds, Inc. – Value Portfolio (WRValue)
Portfolios of the Wells Fargo Advantage Variable Trust;
    Wells Fargo Advantage Variable Trust Opportunity Fund (WFTrustOp)
        (formerly Strong Opportunity Fund II, Inc. – Investor Class)

* At December 31, 2005, contract owners were not invested in this fund.

Effective May 2002, due to the Dreyfus Investment Portfolio – European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust – Money Market Fund – Class I.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)	Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

National Variable Account-9 Options	BOA Future(1)		ElitiPro Classic	ElitiPro Ltd	BOA Choice(2)		BOA V(3)	BOA Income	BOA Exclusive II(4)		BOA choice Venue
Variable Account Charges – Recurring	0.95%		1.60%	1.75%	1.20%		1.10%	1.25%	1.20%		1.50%
Reduced Purchase Payment Option	0.25%		–	–	–		–	–	–		–
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%		–	–	–		0.15%	–	–		–
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%		–	–	–		0.10%	–	–		–
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%		–	–	–		0.05%	–	–		–
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%		–	–	–		0.15%	–	–		–
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options:
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15	%(5)	–	–	–		–	–	0.15	%(5)	–
One-Year Step Up	0.05	%(6)	–	–	–		0.05%	–	0.10	%(6)	–
Greater of One-Year or 5% Enhanced	0.20	%(5)	–	–	0.15	%(5)	–	–	0.20	%(5)	0.15%
5% Enhanced	0.10	%(7)	–	–	0.05	%(7)	0.10%	–	0.15	%(7)	–
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45	%(8)	–	–	0.45	%(9)	–	–	0.45	%(9)	0.45	%(9)
Option 2	0.30	%(8)	–	–	0.30	%(9)	–	–	0.30	%(9)	0.30	%(9)
Spousal Protection Annuity Option	–		–	–	–		–	–	–		0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%		–	–	–		–	–	–		–
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%		–	–	0.40%		–	–	0.40%		0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation Plus Option	0.50%		–	–	–		–	–	0.50%		0.50%
Provides a return of principle guarantee over the elected program period.

Maximum Variable Account Charges(10):	3.95%		1.60%	1.75%	2.20%		1.70%	1.25%	2.80%		3.10%

(1)	Includes Key Corp, NEA, Waddell & Reed Advisors Select Plus, First Tennessee and BB&T products.
(2)	Includes Key Corp and Paine Weber products.
(3)	Includes NEA Select product.
(4)	Includes Waddell & Reed Advisors Select Reserve product.
(5)	Available beginning January 2, 2002 or a later date if state law requires.
(6)	Available until state approval is received for the One-Year Enhanced Death Benefit Option.
(7)	Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option.
(8)	No longer available effective May 1, 2003. Applicant could elect one or both GMIB options.
(9)	No longer available effective May 1, 2003. Applicant could elect one GMIB option.
(10)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2005.

	Total	AIMBal	AIMBValue2	AIMBlueCh	AIMCapAp	AIMCapAp2	AIMCapDev2	AIMCoreEq
0.95%	$39,681,348	1,292	–	851	299	–	–	67
1.00%	15,813,715	–	–	–	–	–	–	–
1.05%	3,059,252	–	–	–	–	–	–	–
1.10%	11,494,309	1,979	–	1,928	286	–	–	94
1.15%	5,999,772	643	–	21	688	–	–	–
1.20%	18,791,664	54	–	–	–	–	–	–
1.25%	3,194,761	1,148	4,025	128	–	186	1,872	–
1.30%	3,362,101	166	–	–	12	–	–	–
1.35%	3,975,896	410	–	176	–	–	–	29
1.40%	28,407,082	75	–	109	531	–	–	416
1.45%	9,814,567	–	–	–	–	–	–	–
1.50%	3,654,450	–	24,083	–	–	4,298	630	–
1.55%	12,691,102	1,776	–	1,677	–	–	–	1,618
1.60%	6,810,651	41	5,809	–	262	2,141	34	–
1.65%	4,268,304	–	32,328	–	–	3,371	923	–
1.70%	1,828,245	–	–	–	–	–	–	–
1.75%	2,151,244	33	8,517	–	3	1,412	567	–
1.80%	1,582,258	–	2,819	–	–	537	–	–
1.85%	2,336,049	–	–	–	–	–	–	–
1.90%	658,402	–	3,115	–	–	245	122	–
1.95%	1,353,470	–	23,536	–	–	5,562	–	–
2.00%	1,387,851	537	56	–	–	–	–	–
2.05%	1,607,034	1,457	6,793	1,036	–	3,267	570	–
2.10%	916,283	–	16,305	–	–	1,678	44	–
2.15%	299,470	–	3,573	–	–	609	7	–
2.20%	852,490	–	7,459	–	–	3,720	104	–
2.25%	173,720	–	–	–	–	37	–	–
2.30%	131,845	–	–	–	–	–	–	–
2.35%	46,683	–	–	–	–	236	–	–
2.40%	218,417	–	–	–	–	–	–	–
2.45%	96,351	–	164	–	–	364	6	–
2.50%	114,368	–	3,507	–	–	114	–	–
2.55%	19,350	–	–	–	–	–	–	–
2.60%	164,344	–	7,877	–	–	116	–	–
2.65%	4,930	–	–	–	–	–	–	–
2.70%	2,825	–	–	–	–	–	–	–
2.85%	390	–	–	–	–	–	–	–

Totals	$186,964,993	9,611	149,966	5,926	2,081	27,893	4,879	2,224

	AIMPreEq	AIMPreEq2	AlGrIncB	AlLrgCpGrB	AlSmMdCpB	ACVPIncGr	ACVPIncGr2	ACVPInflPro2
0.95%	$512	–	–	–	–	703,495	–	146,462
1.00%	–	–	–	–	–	308,155	–	52,959
1.05%	–	–	–	–	–	63,293	–	15,067
1.10%	646	–	–	–	–	150,644	–	40,773
1.15%	333	–	–	–	–	69,853	–	28,287
1.20%	–	–	–	–	–	307,698	–	174,757
1.25%	429	–	–	–	79	47,609	–	16,621
1.30%	–	–	–	–	–	59,815	–	14,626
1.35%	422	–	–	–	–	60,342	–	24,966
1.40%	519	–	–	–	–	388,861	–	130,594
1.45%	–	–	–	–	–	130,329	–	44,903
1.50%	–	4,674	14,589	8,834	15,564	45,343	24,014	8,399
1.55%	2,960	–	–	–	–	145,007	–	51,922
1.60%	–	1,401	9,422	2,373	2,603	67,994	2,177	23,815
1.65%	–	6,758	13,629	20,769	21,480	69,365	11,603	28,795
1.70%	–	–	–	–	–	20,588	–	4,077
1.75%	–	473	3,523	1,455	5,050	29,858	1,734	5,597
1.80%	–	446	1,689	2,051	2,443	26,968	695	6,128
1.85%	–	–	–	–	–	20,176	–	12,495
1.90%	–	447	60	423	2,362	12,423	1,114	304
1.95%	–	4,384	9,764	15,007	14,673	5,265	4,075	5,102
2.00%	–	–	–	1	809	15,231	544	2,344
2.05%	–	7,148	7,624	5,173	13,770	17,535	5,549	2,891
2.10%	–	2,784	6,269	6,019	13,180	3,456	26,079	3,309
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	AIMPreEq	AIMPreEq2	AlGrIncB	AlLrgCpGrB	AlSmMdCpB	ACVPIncGr	ACVPIncGr2	ACVPInflPro2
2.15%	–	112	404	–	2,117	1,289	386	563
2.20%	–	1,501	6,024	2,079	7,918	2,598	10,047	3,022
2.25%	–	–	–	–	–	372	–	912
2.30%	–	–	–	–	–	142	–	737
2.35%	–	108	954	313	1,794	21	967	163
2.40%	–	–	–	–	–	1,025	–	–
2.45%	–	1,871	920	181	1,155	391	–	301
2.50%	–	110	2,337	1,037	1,318	354	959	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	535	2,752	689	1,695	894	1,450	38
2.65%	–	–	–	–	–	7	–	–
2.70%	–	–	–	–	–	303	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$5,821	32,752	79,960	66,404	108,010	2,776,699	91,393	850,929

	ACVPInt	ASVPInt3	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista2
0.95%	$362,358	191,044	–	49,114	–	1,338,151	–	–
1.00%	188,132	55,522	–	12,840	–	453,707	–	–
1.05%	33,287	14,003	–	2,938	–	90,894	–	–
1.10%	38,347	45,084	–	10,304	–	384,933	–	–
1.15%	16,624	27,127	–	9,468	–	199,943	–	–
1.20%	157,401	125,122	–	35,370	–	772,935	–	–
1.25%	18,683	11,988	194	4,463	–	113,031	–	3
1.30%	33,001	11,682	–	1,748	–	184,121	–	–
1.35%	15,492	22,452	–	4,396	–	172,863	–	–
1.40%	119,605	113,446	–	38,126	–	985,786	–	–
1.45%	81,243	25,514	–	11,204	–	354,097	–	–
1.50%	24,708	10,271	–	2,194	17,652	96,019	46,292	–
1.55%	34,546	32,716	–	16,216	–	474,654	–	–
1.60%	12,026	26,929	–	7,007	1,218	189,983	7,113	–
1.65%	18,835	20,974	–	6,595	8,978	139,059	15,843	–
1.70%	3,560	7,680	–	602	–	60,548	–	–
1.75%	4,225	7,256	–	1,691	2,930	76,652	5,564	–
1.80%	3,272	8,550	–	1,531	480	54,325	8,950	–
1.85%	5,181	9,811	–	3,680	–	93,358	–	–
1.90%	1,349	919	–	986	345	16,940	8,259	–
1.95%	7,645	3,224	–	439	6,560	11,653	19,639	–
2.00%	1,208	2,109	–	165	1,093	53,555	3,615	–
2.05%	3,705	10,272	–	192	3,703	49,633	13,157	–
2.10%	295	649	–	795	4,437	8,617	11,792	–
2.15%	78	926	–	442	182	14,700	1,748	–
2.20%	850	1,696	–	338	4,277	17,940	8,793	–
2.25%	–	393	46	36	–	4,014	–	5
2.30%	12	382	–	–	–	7,759	–	–
2.35%	–	21	–	–	74	–	2,175	–
2.40%	–	1,569	–	–	–	11,684	–	–
2.45%	–	–	–	–	216	3,360	2,995	–
2.50%	–	–	–	–	242	627	768	–
2.55%	–	–	–	–	–	1,765	–	–
2.60%	–	702	–	127	335	1,891	3,254	–
2.65%	–	–	–	–	–	241	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$1,185,668	790,033	240	223,007	52,722	6,439,438	159,957	8

	BBTCapMgr	BBTLgCapV	BBTLgCoGr	BBTMdCapGr	CSTGSmCp	CSTIntFoc	CSTLCapV	DryELeadS
0.95%	$1,769	9,230	2,858	7,881	21,814	46,366	66,565	–
1.00%	–	–	–	–	8,059	25,119	33,531	–
1.05%	–	36	32	87	3,724	6,093	12,141	–
1.10%	3,792	7,811	3,105	4,856	663	868	1,685	–
1.15%	2,859	3,972	308	800	31	77	356	–
1.20%	14	186	–	137	3,096	5,162	18,230	–
1.25%	327	1,209	907	713	67	1,032	1,946	–
1.30%	517	1,187	917	936	74	599	2,936	–
1.35%	449	1,607	512	981	–	205	161	–
1.40%	251	8,169	2,483	5,082	32	114	6,371	–
1.45%	1,440	840	968	1,033	–	90	3,393	–
1.50%	74	76	67	75	–	769	2,051	4,337
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	BBTCapMgr	BBTLgCapV	BBTLgCoGr	BBTMdCapGr	CSTGSmCp	CSTIntFoc	CSTLCapV	DryELeadS
1.55%	1,515	7,571	2,070	1,993	–	–	131	–
1.60%	3,897	2,422	2,414	4,034	–	32	635	2,408
1.65%	2,780	390	40	718	5	234	341	2,088
1.70%	6,697	58	53	24	–	–	63	–
1.75%	6	39	177	283	–	–	78	2,410
1.80%	–	–	25	–	–	–	499	244
1.85%	–	1,262	4,918	5,925	–	–	97	–
1.90%	–	1,973	–	3,286	–	–	28	233
1.95%	–	–	–	–	–	–	–	3,608
2.00%	–	625	583	–	–	–	14	474
2.05%	–	–	2,483	1,099	–	–	–	2,067
2.10%	–	–	–	–	–	–	20	2,101
2.15%	–	–	–	–	–	–	–	365
2.20%	–	–	–	–	–	–	–	5,730
2.25%	–	–	–	–	–	–	–	–
2.30%	–	–	–	–	–	–	9	–
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	318
2.50%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	1,164
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$26,387	48,663	24,920	39,943	37,565	86,760	151,281	27,547

	DrySmCapIxS	DrySRGroS	DrySRGro	DryStkIx	DryVIFApp	DryVIFAppS	DryVIFDevLd	DryVIFIntVal
0.95%	$170,101	–	394,203	3,142,151	500,210	–	722	923
1.00%	62,759	–	179,773	1,588,006	226,721	–	–	–
1.05%	13,487	–	36,961	293,858	56,154	–	–	–
1.10%	40,219	–	120,286	598,121	100,613	–	302	645
1.15%	31,240	–	34,831	330,882	54,331	–	–	89
1.20%	79,343	–	133,597	1,212,466	219,972	–	–	–
1.25%	17,506	–	19,255	172,935	34,813	–	20	–
1.30%	15,068	–	24,537	271,368	44,857	–	–	–
1.35%	31,068	–	16,697	262,940	43,129	–	179	–
1.40%	114,273	–	162,243	1,352,916	219,536	–	333	1,835
1.45%	31,226	–	96,594	554,536	47,651	–	–	–
1.50%	9,545	1,092	16,535	125,494	22,187	9,970	–	–
1.55%	36,651	–	34,088	483,373	72,938	–	821	2,015
1.60%	26,787	60	16,866	253,276	40,169	6,596	–	–
1.65%	12,946	1,393	25,348	135,993	30,783	7,718	–	–
1.70%	7,306	–	8,442	134,901	9,151	–	–	–
1.75%	5,677	145	4,609	80,080	9,248	3,246	–	–
1.80%	4,271	–	4,148	68,570	11,037	834	–	–
1.85%	9,493	–	6,578	63,029	8,559	–	4,559	–
1.90%	3,915	32	1,431	25,599	3,932	902	–	–
1.95%	2,232	678	4,403	32,376	2,160	5,617	–	–
2.00%	10,287	–	3,447	36,689	3,360	–	–	–
2.05%	7,652	442	3,521	62,899	8,695	16,984	–	–
2.10%	288	1,338	1,093	6,915	1,873	4,876	–	–
2.15%	3,876	132	337	14,589	2,418	129	–	–
2.20%	1,020	69	898	13,743	938	6,054	–	–
2.25%	841	–	1,212	2,189	1,195	–	–	–
2.30%	3,219	–	142	4,480	143	–	–	–
2.35%	454	–	71	348	31	309	–	–
2.40%	7,460	–	65	148	405	–	–	–
2.45%	93	551	33	349	27	2,876	–	–
2.50%	–	–	–	–	–	1,284	–	–
2.55%	771	–	–	–	–	–	–	–
2.60%	–	214	–	–	1,321	539	–	–
2.65%	171	–	–	84	–	–	–	–
2.70%	–	–	99	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$761,245	6,146	1,352,343	11,325,303	1,778,557	67,934	6,936	5,507

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	FedAmLeadS	FedCapApS	FedHiIncS	FedQualBd	FedQualBdS	FidVIPEIS	FidVIPEIS2	FidVIPGrS
0.95%	$–	–	–	844,416	–	2,390,223	–	1,478,622
1.00%	–	–	–	212,385	–	1,059,972	–	842,422
1.05%	–	–	–	45,204	–	225,468	–	141,208
1.10%	–	–	–	248,678	–	517,808	–	297,087
1.15%	–	–	–	150,988	–	272,982	–	137,607
1.20%	–	–	–	515,696	–	1,146,310	–	796,479
1.25%	–	–	–	83,019	–	167,115	–	107,915
1.30%	–	–	–	95,381	–	172,231	–	175,898
1.35%	–	–	–	138,478	–	297,302	–	170,099
1.40%	–	–	–	679,328	–	1,481,358	–	944,911
1.45%	–	–	–	171,050	–	501,776	–	448,580
1.50%	2,537	1,979	14,928	71,933	43,542	131,572	62,872	96,535
1.55%	–	–	–	321,189	–	565,291	–	247,018
1.60%	54	4,493	4,405	203,082	11,632	284,156	20,683	105,784
1.65%	1,524	644	14,781	79,271	27,812	184,364	35,275	124,958
1.70%	–	–	–	69,730	–	68,185	–	111,378
1.75%	608	118	5,032	91,765	9,600	97,804	17,755	40,020
1.80%	106	360	1,166	34,320	2,242	78,697	10,857	33,211
1.85%	–	–	–	54,658	–	100,521	–	30,656
1.90%	–	731	851	16,342	3,118	15,080	11,257	17,479
1.95%	1,764	5,961	7,644	8,191	25,784	20,135	33,676	10,213
2.00%	–	–	243	32,319	229	34,746	657	26,481
2.05%	805	2,409	9,240	40,650	13,565	60,462	13,747	17,286
2.10%	796	1,163	26,272	3,265	21,435	1,874	38,825	3,963
2.15%	–	–	5,268	4,300	2,767	5,680	893	6,350
2.20%	2,111	2,545	6,670	10,857	18,086	20,057	19,942	5,594
2.25%	–	–	–	2,266	–	3,355	–	1,011
2.30%	–	–	–	1,795	–	2,077	–	328
2.35%	1,583	–	1,091	63	878	24	754	80
2.40%	–	–	–	1,055	–	667	–	42
2.45%	–	–	1,247	70	1,387	2,620	2,804	–
2.50%	–	–	7,046	708	1,652	–	4,527	80
2.55%	–	–	–	–	–	737	–	–
2.60%	459	316	1,223	3,738	7,067	1,484	9,097	1,301
2.65%	–	–	–	94	–	22	–	28
2.70%	–	–	–	389	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$12,347	20,719	107,107	4,236,673	190,796	9,912,155	283,621	6,420,624

	FidVIPGrS2	FidVIPHIS	FidVIPOvS	FidVIPOvS2R	FidVIPOvSR	FidVIPConS	FidVIPConS2	FidVIPIGBdS
0.95%	$–	710,346	224,345	–	283,100	2,390,160	–	110,798
1.00%	–	304,044	99,765	–	67,892	1,137,449	–	54,500
1.05%	–	79,098	23,112	–	11,733	192,218	–	10,785
1.10%	–	136,573	18,492	–	43,304	461,797	–	32,607
1.15%	–	61,251	10,093	–	36,954	237,250	–	11,580
1.20%	–	379,975	107,259	–	163,040	1,192,618	–	56,080
1.25%	–	42,578	17,628	–	15,193	137,252	–	10,472
1.30%	–	61,556	14,853	–	26,806	216,712	–	11,169
1.35%	–	61,904	10,671	–	31,309	205,411	–	13,011
1.40%	–	384,647	70,995	–	152,853	1,351,269	–	69,429
1.45%	–	154,066	47,854	–	35,925	581,912	–	21,430
1.50%	19,043	38,983	8,560	23,331	9,587	140,644	61,703	6,460
1.55%	–	131,508	14,995	–	47,676	425,990	–	19,305
1.60%	10,197	58,695	4,381	6,726	27,337	204,440	15,107	30,795
1.65%	13,425	38,460	5,606	20,845	21,110	160,178	37,664	7,067
1.70%	–	23,050	3,388	–	8,246	54,496	–	1,265
1.75%	7,210	47,692	3,058	8,116	9,631	93,258	19,258	8,832
1.80%	3,248	14,314	3,393	2,215	7,417	76,991	6,780	5,691
1.85%	–	18,923	4,669	–	11,754	91,662	–	6,445
1.90%	1,573	2,573	1,254	5,025	3,222	25,619	8,427	1,748
1.95%	7,520	6,194	1,132	26,935	410	21,652	49,978	742
2.00%	544	17,463	2,568	1,733	3,569	53,891	2,359	4,366
2.05%	13,600	9,472	2,321	16,656	5,068	41,383	24,915	3,094
2.10%	9,927	1,968	958	19,096	1,249	9,773	32,072	1,239
2.15%	18	5,143	–	410	1,168	11,682	1,310	1,430
2.20%	9,239	7,829	828	14,120	1,306	8,287	25,576	30
2.25%	–	164	36	–	470	4,888	–	499
2.30%	–	858	–	–	1,788	7,450	–	6
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPGrS2	FidVIPHIS	FidVIPOvS	FidVIPOvS2R	FidVIPOvSR	FidVIPConS	FidVIPConS2	FidVIPIGBdS
2.35%	112	–	–	745	115	179	2,294	–
2.40%	–	32	–	–	3,209	19,219	–	396
2.45%	4,012	41	–	3,061	43	984	942	–
2.50%	1,616	–	–	2,149	–	1,522	2,124	–
2.55%	–	219	–	–	152	1,689	–	–
2.60%	2,982	–	–	1,842	798	2,553	3,939	–
2.65%	–	22	–	–	37	321	–	–
2.70%	–	–	–	–	–	332	–	–
2.85%	–	–	–	–	–	14	–	–

Totals	$104,266	2,799,641	702,214	153,005	1,033,471	9,563,145	294,448	501,271

	FidVIPGrOpS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2	FidVIPFreeS2	FidVIPFreeS2	FidVIPFreeS2	FidVIPNtRsS2
0.95%	$295,277	–	118,768	–	–	–	–	–
1.00%	204,352	–	42,180	–	–	–	–	–
1.05%	38,342	–	6,622	–	–	–	–	–
1.10%	22,667	–	25,255	–	–	–	–	–
1.15%	7,459	–	18,500	–	–	–	–	–
1.20%	84,015	–	62,330	–	–	–	–	–
1.25%	11,435	3,755	11,940	–	26	1	1	87
1.30%	15,038	–	10,877	–	–	–	–	–
1.35%	9,216	–	14,638	–	–	–	–	–
1.40%	70,553	–	87,527	–	–	–	–	–
1.45%	35,596	–	69,523	–	–	–	–	–
1.50%	8,900	38,825	4,159	10,679	–	–	–	–
1.55%	23,738	–	25,101	–	–	–	–	–
1.60%	8,462	14,243	19,666	2,585	–	–	–	–
1.65%	11,451	22,466	8,623	2,532	–	–	–	–
1.70%	5,280	–	9,078	–	–	–	–	–
1.75%	3,285	9,945	6,911	3,286	–	–	–	–
1.80%	1,700	3,487	2,657	1,378	–	–	–	–
1.85%	4,425	–	7,966	–	–	–	–	–
1.90%	1,359	5,548	313	1,284	–	–	–	–
1.95%	1,299	27,565	458	8,266	–	–	–	–
2.00%	1,103	3,053	3,333	41	–	–	–	–
2.05%	1,388	24,522	1,301	3,552	–	–	–	–
2.10%	164	21,513	3,863	7,231	–	–	–	–
2.15%	1,810	1,067	1,554	1,116	–	–	–	–
2.20%	542	15,395	2,290	2,596	–	–	–	–
2.25%	14	571	897	–	–	–	–	–
2.30%	14	–	1,111	–	–	–	–	–
2.35%	18	1,196	–	219	–	–	–	–
2.40%	–	–	3,205	–	–	–	–	–
2.45%	–	3,032	148	197	–	–	–	–
2.50%	–	5,146	189	1,213	–	–	–	–
2.55%	–	–	149	–	–	–	–	–
2.60%	–	1,701	–	1,403	–	–	–	–
2.65%	–	–	49	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$868,902	203,030	571,181	47,578	26	1	1	87

	FICapAp	FICoreEq	FrVIPRisDiv2	FrVIPSmCapV2	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3
0.95%	$355	1,301	–	–	–	–	–	–
1.00%	–	–	–	–	–	–	–	–
1.05%	–	3	–	–	–	–	–	–
1.10%	120	4,247	–	–	–	–	–	–
1.15%	1,529	1,790	–	–	–	–	–	–
1.20%	133	1,374	–	–	–	–	–	–
1.25%	–	37	7,433	4,159	341	1,238	1,801	206
1.30%	–	147	–	–	–	–	–	–
1.35%	–	302	–	–	–	–	–	–
1.40%	1,493	2,612	–	–	–	–	–	–
1.45%	–	418	–	–	–	–	–	–
1.50%	365	298	–	–	–	–	–	–
1.55%	598	2,951	–	–	–	–	–	–
1.60%	196	512	–	–	–	–	–	–
1.65%	300	808	–	–	–	–	–	–
1.70%	2,347	1,740	–	–	–	–	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FICapAp	FICoreEq	FrVIPRisDiv2	FrVIPSmCapV2	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3
1.75%	–	1,894	–	–	–	–	–	–
1.80%	–	5	–	–	–	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	–	–	–	–	–	–	–	–
1.95%	–	141	–	–	–	–	–	–
2.00%	53	853	–	–	–	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.15%	–	–	–	–	–	–	–	–
2.20%	–	–	–	–	–	–	–	–
2.25%	–	–	681	–	–	–	–	–
2.30%	–	–	–	–	–	–	–	–
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.50%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$7,489	21,433	8,114	4,159	341	1,238	1,801	206

	GVITIntVal2	GVITIntVal3	GVITIntVal6	GVITMidCap	GVITEmMrkts	GVITEmMrkts3	GVITEmMrkts6	GVITFHiInc
0.95%	$–	143,470	–	769,178	14,023	174,050	–	438,778
1.00%	–	53,526	–	302,716	2,852	59,891	–	183,316
1.05%	–	8,679	–	51,093	367	7,905	–	39,813
1.10%	–	20,572	–	213,868	4,821	34,181	–	105,982
1.15%	–	20,392	–	128,239	1,400	29,316	–	64,077
1.20%	–	107,834	–	425,964	1,994	88,983	–	250,546
1.25%	53	4,766	4,047	60,443	1,647	14,743	–	34,641
1.30%	–	15,879	–	70,066	627	18,012	–	52,552
1.35%	–	17,433	–	102,161	557	24,287	–	51,968
1.40%	–	99,672	–	577,427	5,148	100,072	–	277,227
1.45%	–	23,447	–	241,913	2,536	61,792	–	78,831
1.50%	–	8,107	1,553	54,038	603	9,732	1,121	24,370
1.55%	–	26,664	–	266,571	3,173	36,699	–	117,619
1.60%	–	13,749	2,138	112,082	996	25,787	235	48,198
1.65%	–	9,643	1,224	76,929	633	15,099	684	26,913
1.70%	–	4,633	–	32,242	849	6,804	–	30,462
1.75%	–	4,432	1,504	43,950	963	11,714	144	32,638
1.80%	–	3,700	–	33,404	1,187	7,358	–	24,994
1.85%	–	7,267	–	70,804	1,141	16,636	–	30,329
1.90%	–	1,686	291	12,855	39	3,376	919	6,089
1.95%	–	729	638	8,822	–	2,867	259	3,400
2.00%	–	3,040	547	40,302	252	4,810	226	12,079
2.05%	–	4,943	1,594	39,177	689	4,041	622	7,194
2.10%	–	270	585	4,393	315	827	509	2,147
2.15%	–	1,754	14	7,497	27	470	325	4,252
2.20%	–	1,312	274	15,119	–	906	1,062	1,567
2.25%	–	311	–	3,428	–	1,416	–	390
2.30%	–	1,280	–	7,099	–	1,202	–	2,721
2.35%	–	–	26	495	–	1,415	–	–
2.40%	–	3,115	–	16,826	–	361	–	6,553
2.45%	–	52	216	2,532	–	163	4	52
2.50%	–	–	–	–	–	–	–	392
2.55%	–	219	–	1,477	–	–	–	537
2.60%	–	–	–	–	–	–	–	–
2.65%	–	121	–	318	–	–	–	143
2.70%	–	–	–	144	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$53	612,697	14,651	3,793,572	46,839	764,915	6,110	1,960,770

	GVITFHiInc3	GVITGlFin	GVITGlFin3	GVITGlHlth	GVITGlHlth3	GVITGlTech	GVITGlTech3	GVITGlUtl
0.95%	$32,544	–	20,722	–	74,338	4,962	25,480	–
1.00%	10,290	–	6,689	–	33,545	3,785	9,705	–
1.05%	1,672	–	1,946	–	4,927	182	976	–
1.10%	8,007	–	4,942	–	16,154	2,199	7,170	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITFHiInc3	GVITGlFin	GVITGlFin3	GVITGlHlth	GVITGlHlth3	GVITGlTech	GVITGlTech3	GVITGlUtl
1.15%	3,598	–	3,511	–	19,146	504	3,627	–
1.20%	66,767	–	12,216	–	38,379	4,631	14,675	–
1.25%	5,678	492	916	1,312	2,459	487	1,797	906
1.30%	2,680	–	1,657	–	5,060	310	1,993	–
1.35%	4,358	–	1,186	–	9,012	225	2,579	–
1.40%	25,167	–	19,135	–	56,999	6,145	19,571	–
1.45%	8,888	–	2,865	–	34,402	1,855	10,148	–
1.50%	2,202	–	458	–	9,171	443	1,288	–
1.55%	11,879	–	7,207	–	39,284	3,243	10,492	–
1.60%	4,622	–	3,529	–	10,512	597	5,723	–
1.65%	1,770	–	1,434	–	11,022	202	3,355	–
1.70%	11,292	–	849	–	3,951	283	1,152	–
1.75%	1,216	–	1,641	–	8,162	168	1,709	–
1.80%	1,842	–	737	–	5,690	282	2,138	–
1.85%	2,842	–	700	–	3,340	416	2,449	–
1.90%	1,788	–	1,019	–	2,791	137	153	–
1.95%	744	–	1,745	–	5,194	11	1,139	–
2.00%	5,481	–	2,517	–	2,408	197	1,140	–
2.05%	1,450	–	1,120	–	5,616	40	1,465	–
2.10%	65	–	29	–	1,797	11	232	–
2.15%	2,973	–	10	–	218	–	668	–
2.20%	117	–	124	–	2,639	188	92	–
2.25%	291	–	307	–	348	–	83	–
2.30%	3,594	–	–	–	1,795	–	–	–
2.35%	–	–	383	–	2,098	–	59	–
2.40%	8,873	–	–	–	148	–	35	–
2.45%	–	–	–	–	332	–	–	–
2.50%	–	–	–	–	–	–	–	–
2.55%	860	–	–	–	247	–	–	–
2.60%	–	–	40	–	2,579	–	–	–
2.65%	166	–	–	–	31	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$233,716	492	99,634	1,312	413,794	31,503	131,093	906

	GVITGlUtl3	GVITGvtBd	GVITGvtBd2	GVITGrowth	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2
0.95%	$59,123	1,803,143	–	343,336	128,833	225,773	786,463	400,683
1.00%	32,444	796,185	–	190,252	29,746	51,917	273,216	111,201
1.05%	4,758	172,238	–	41,654	11,050	6,809	51,993	13,876
1.10%	6,575	408,568	–	37,344	39,639	70,518	341,044	189,652
1.15%	11,834	215,621	–	19,376	42,169	48,432	259,958	175,840
1.20%	21,461	744,875	–	51,709	75,764	168,903	427,691	211,460
1.25%	826	109,357	–	10,381	67,983	30,086	222,816	97,592
1.30%	3,048	107,708	–	28,195	8,020	21,937	75,962	24,166
1.35%	6,004	158,091	–	9,112	20,865	34,104	113,246	83,124
1.40%	61,869	1,082,149	–	61,220	115,062	197,417	910,327	523,342
1.45%	22,773	281,126	–	28,026	35,645	40,316	227,930	121,858
1.50%	1,629	105,737	63,340	4,801	21,258	56,265	202,593	103,885
1.55%	23,500	514,497	–	21,937	52,823	119,714	357,767	184,085
1.60%	7,048	202,399	12,016	4,303	33,617	112,923	328,816	211,778
1.65%	2,885	116,946	50,413	5,872	48,562	52,320	171,198	127,567
1.70%	1,024	62,467	–	3,803	10,186	12,275	73,624	37,255
1.75%	2,912	91,976	10,700	2,860	18,931	37,760	213,039	86,410
1.80%	936	67,041	5,446	1,402	20,593	7,983	60,062	32,777
1.85%	9,775	64,359	–	4,224	15,563	24,928	123,040	77,458
1.90%	1,109	15,347	8,188	102	2,787	293	14,731	28,476
1.95%	1,110	15,818	46,360	57	41,596	10,561	80,023	55,676
2.00%	7,940	54,937	532	2,303	11,769	15,872	49,124	77,531
2.05%	1,546	51,709	22,428	357	25,260	29,883	110,655	42,313
2.10%	331	6,814	44,876	300	9,272	17,386	94,641	48,592
2.15%	100	4,431	1,306	654	2,770	4,126	20,205	18,446
2.20%	706	5,089	25,540	413	25,241	8,355	82,477	70,082
2.25%	887	5,031	–	425	869	3,322	19,857	19,277
2.30%	104	2,683	–	51	5,750	179	3,688	7,921
2.35%	–	12	656	12	–	239	6,516	1,156
2.40%	193	808	–	–	8,020	597	3,445	7,845
2.45%	–	1,901	3,504	231	1,710	76	3,954	2,654
2.50%	–	4	1,894	2	–	95	18,229	4,924
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITGlUtl3	GVITGvtBd	GVITGvtBd2	GVITGrowth	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2
2.55%	1	198	–	–	872	–	84	648
2.60%	–	97	6,617	–	15,807	5,342	5,141	12,105
2.65%	–	–	–	–	227	79	107	222
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	336

Totals	$294,451	7,269,362	303,816	874,714	948,259	1,416,785	5,733,662	3,212,213

	GVITIDModCon2	GVITIntGro	GVITIntGro3	GVITJPBal	GVITMdCpGr	GVITMyMkt	GVITNWFund	GVITNWFund2
0.95%	$345,370	3,500	31,036	418,573	234,038	1,494,025	1,607,887	–
1.00%	101,369	717	9,734	186,720	97,905	623,504	873,606	–
1.05%	17,391	391	2,085	38,761	18,925	156,641	136,681	–
1.10%	159,606	430	5,646	91,395	55,921	263,434	227,678	–
1.15%	106,412	429	4,700	47,931	30,974	135,517	74,049	–
1.20%	185,222	924	18,201	216,422	146,139	980,598	255,423	–
1.25%	85,801	370	1,859	22,558	18,697	110,135	52,499	–
1.30%	33,819	307	1,777	40,374	33,335	144,463	45,201	–
1.35%	41,645	405	5,786	48,499	22,194	189,987	50,203	–
1.40%	354,981	3,072	28,914	277,096	167,721	1,098,835	452,592	–
1.45%	69,192	88	10,480	105,998	84,716	439,586	216,011	–
1.50%	107,707	170	3,645	24,107	20,212	138,793	47,039	7,063
1.55%	175,034	1,120	7,785	118,567	67,051	423,322	127,978	–
1.60%	175,916	1,626	4,288	38,158	30,599	200,926	43,874	1,744
1.65%	69,650	151	4,958	24,397	16,689	127,757	43,241	4,822
1.70%	34,107	–	2,424	11,164	8,009	61,159	24,977	–
1.75%	87,666	–	1,641	18,032	6,272	56,606	12,802	1,666
1.80%	38,176	208	1,821	9,192	10,471	45,012	9,824	1,197
1.85%	39,917	485	3,349	15,225	14,398	60,003	22,110	–
1.90%	5,610	2	114	2,138	4,691	13,031	5,001	745
1.95%	17,336	–	–	4,862	2,178	21,848	4,386	2,575
2.00%	17,187	–	2,296	6,635	9,178	25,852	9,559	–
2.05%	33,314	–	632	5,183	7,155	30,423	5,327	2,522
2.10%	32,544	15	349	760	1,918	23,491	3,065	2,114
2.15%	18,936	–	465	2,410	2,410	7,715	2,905	–
2.20%	42,961	–	111	1,741	876	27,040	2,179	5,121
2.25%	3,917	–	120	231	1,904	1,649	1,263	–
2.30%	1,730	–	1,030	472	1,123	2,164	1,186	–
2.35%	237	–	–	58	30	397	59	–
2.40%	598	–	3,018	291	2,717	–	366	–
2.45%	2,272	–	–	–	64	807	–	587
2.50%	11,509	–	–	–	–	5	61	15,257
2.55%	–	–	343	–	247	–	1	–
2.60%	9,528	–	–	29	–	929	–	391
2.65%	84	–	–	57	52	–	26	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$2,426,744	14,410	158,607	1,778,036	1,118,809	6,905,654	4,359,059	45,804

	GVITLead	GVITLead3	GVITSmCapGr	GVITSmCapGr2	GVITSmCapVal	GVITSmCapVal2	GVITSmComp	GVITSmComp2
0.95%	$–	28,478	204,591	–	1,270,538	–	1,080,084	–
1.00%	–	14,395	71,131	–	403,999	–	422,909	–
1.05%	–	1,306	10,109	–	85,219	–	72,012	–
1.10%	–	3,113	73,184	–	298,442	–	202,684	–
1.15%	–	3,195	36,524	–	134,149	–	105,280	–
1.20%	–	12,385	136,167	–	547,361	–	502,724	–
1.25%	47	3,586	21,276	–	80,864	–	68,430	–
1.30%	–	2,198	29,964	–	91,434	–	98,133	–
1.35%	–	5,012	32,342	–	128,454	–	86,072	–
1.40%	–	20,090	191,599	–	722,781	–	547,319	–
1.45%	–	6,173	85,213	–	288,577	–	211,603	–
1.50%	–	4,606	19,561	10,275	60,586	15,790	52,050	16,630
1.55%	–	7,513	79,332	–	316,616	–	166,108	–
1.60%	–	7,009	40,765	662	134,561	2,973	85,708	9,087
1.65%	–	4,633	27,938	4,290	102,907	11,509	96,139	5,812
1.70%	–	1,271	19,741	–	55,809	–	30,803	–
1.75%	–	726	12,392	2,222	60,854	2,564	31,700	3,189
1.80%	–	928	10,256	387	38,957	436	33,896	5,236
1.85%	–	4,750	13,340	–	68,479	–	64,598	–
1.90%	–	450	3,381	484	15,038	1,301	8,114	5,279
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITLead	GVITLead3	GVITSmCapGr	GVITSmCapGr2	GVITSmCapVal	GVITSmCapVal2	GVITSmComp	GVITSmComp2
1.95%	–	295	1,616	5,502	19,858	6,501	10,374	9,292
2.00%	–	1,692	11,710	20	73,954	136	15,405	2,127
2.05%	–	811	7,628	3,496	34,454	5,141	24,296	7,843
2.10%	–	174	2,250	4,777	5,364	7,495	2,954	7,373
2.15%	–	2,019	1,264	167	5,744	1,014	3,015	268
2.20%	–	915	2,936	1,510	19,985	5,037	4,172	9,604
2.25%	–	488	868	–	3,722	–	1,335	–
2.30%	–	4,119	147	–	3,032	–	2,756	–
2.35%	–	–	55	915	71	131	–	–
2.40%	–	9,444	307	–	1,355	–	6,002	–
2.45%	–	–	–	186	2,031	102	98	2,309
2.50%	–	–	–	–	–	126	153	1,704
2.55%	–	984	–	–	293	–	552	–
2.60%	–	–	–	482	–	891	–	2,099
2.65%	–	293	56	–	57	–	128	–
2.70%	–	–	–	–	–	–	152	–
2.85%	–	–	–	–	11	–	–	–

Totals	$47	153,051	1,147,643	35,375	5,075,556	61,147	4,037,758	87,852

	GVITTGroFoc	GVITUSGro	GVITUSGro3	GVITMltSec	GVITVal	GVITWLead	GVITWLead3	JanBal
0.95%	$–	–	60,330	512,217	212,451	85,392	22,040	–
1.00%	–	–	32,416	199,876	114,598	37,032	9,952	–
1.05%	–	–	2,397	45,610	19,700	10,483	840	–
1.10%	–	–	16,480	94,640	34,110	8,951	3,189	–
1.15%	–	–	8,826	44,825	36,476	2,919	2,601	–
1.20%	–	–	30,720	250,050	175,723	22,830	11,875	–
1.25%	–	3,191	3,048	27,043	25,155	4,801	1,617	1,038
1.30%	–	–	6,132	42,081	17,863	10,350	4,089	–
1.35%	–	–	7,056	49,655	32,375	3,383	4,308	–
1.40%	–	–	37,408	312,436	141,555	25,109	16,837	–
1.45%	–	–	14,976	112,266	115,346	9,054	8,688	–
1.50%	–	–	10,326	42,222	29,286	1,588	492	–
1.55%	–	–	14,348	100,032	60,481	6,885	4,740	–
1.60%	–	–	12,674	46,688	36,085	1,974	2,644	–
1.65%	–	–	8,296	50,276	54,245	2,248	2,344	–
1.70%	–	–	2,212	18,914	8,086	215	3,883	–
1.75%	–	–	5,222	24,718	9,853	609	925	–
1.80%	–	–	2,542	13,604	12,064	2,828	1,145	–
1.85%	–	–	1,811	16,614	5,846	2,178	1,066	–
1.90%	–	–	1,239	4,756	2,571	194	120	–
1.95%	–	–	3,905	19,874	2,168	11	193	–
2.00%	–	–	6,074	14,439	3,745	71	781	–
2.05%	–	–	4,264	21,113	2,846	1,536	184	–
2.10%	–	–	819	8,271	1,082	379	222	–
2.15%	–	–	942	8,443	353	–	135	–
2.20%	–	–	935	12,447	1,405	925	65	–
2.25%	–	163	176	906	1,031	15	10	–
2.30%	–	–	1,353	6,442	392	–	218	–
2.35%	–	–	–	1,066	–	23	–	–
2.40%	–	–	2,667	12,831	–	–	20	–
2.45%	–	–	–	2,770	41	–	–	–
2.50%	–	–	–	858	–	186	–	–
2.55%	–	–	217	940	–	–	–	–
2.60%	–	–	1,252	2,476	907	–	–	–
2.65%	–	–	117	282	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$–	3,354	301,180	2,121,681	1,157,839	242,169	105,223	1,038

	JanForty	JanGlTechS2	JanGlTech	JanIntGroS2	JanIntGro	JanRMgCore	JPMSTMidCap	MFSInvGrStS
0.95%	$466,166	34,967	98,465	124,409	252,595	17,704	152,682	–
1.00%	228,609	14,120	53,429	46,251	133,580	2,949	52,938	–
1.05%	29,166	3,078	7,679	10,426	13,117	474	9,534	–
1.10%	109,033	13,255	17,858	55,803	61,538	666	23,540	–
1.15%	53,903	7,388	9,970	25,774	33,201	344	15,030	–
1.20%	373,045	29,785	67,972	116,306	217,106	8,238	89,134	–
1.25%	49,679	9,401	8,399	23,368	22,641	384	14,696	3,268
1.30%	108,321	4,759	13,401	13,260	37,256	171	23,497	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	JanForty	JanGlTechS2	JanGlTech	JanIntGroS2	JanIntGro	JanRMgCore	JPMSTMidCap	MFSInvGrStS
1.35%	55,472	8,368	6,095	27,670	17,736	1,160	14,023	–
1.40%	576,218	40,993	121,295	143,419	282,850	15,348	91,862	–
1.45%	349,548	16,740	80,612	56,844	199,069	3,819	34,631	–
1.50%	62,357	3,028	14,989	14,625	44,628	778	7,007	–
1.55%	167,183	16,517	20,310	40,865	61,853	1,901	29,457	–
1.60%	65,818	5,678	9,596	27,681	22,751	1,109	11,463	–
1.65%	82,609	10,315	12,672	27,035	26,071	883	10,025	–
1.70%	33,332	6,052	4,631	20,623	16,197	126	4,477	–
1.75%	17,371	1,517	633	11,546	5,182	840	2,306	–
1.80%	26,043	3,874	2,748	6,589	13,911	–	3,735	–
1.85%	30,642	2,357	2,290	10,728	14,979	113	6,050	–
1.90%	16,910	749	2,404	5,014	3,245	1,311	3,483	–
1.95%	17,282	390	2,201	2,715	5,447	–	529	–
2.00%	13,212	1,798	1,255	3,725	8,391	46	2,718	–
2.05%	12,526	1,302	2,995	7,853	3,844	262	4,690	–
2.10%	3,010	451	685	1,012	1,760	69	3,434	–
2.15%	4,171	616	212	608	340	–	296	–
2.20%	3,237	130	478	276	2,688	–	675	–
2.25%	1,218	226	21	32	514	12	600	16
2.30%	135	348	14	56	42	–	885	–
2.35%	65	10	16	–	33	–	–	–
2.40%	1,384	43	–	751	–	–	81	–
2.45%	10	–	2	–	10	–	419	–
2.50%	799	–	–	43	94	–	–	–
2.55%	–	–	–	–	–	–	30	–
2.60%	713	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	205	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$2,959,392	238,255	563,327	825,307	1,502,669	58,707	613,927	3,284

	MFSMidCapGrS	MFSNewDiscS	MFSValS	NBAMTFasc	NBAMTFocus	NBAMTGuard	NBAMTInt	NBAMTLMat
0.95%	$–	–	–	–	–	308,903	–	117,008
1.00%	–	–	–	–	–	135,970	–	30,158
1.05%	–	–	–	–	–	35,823	–	6,902
1.10%	–	–	–	–	–	62,435	–	21,853
1.15%	–	–	–	–	–	37,247	–	13,313
1.20%	–	–	–	–	–	139,075	–	120,374
1.25%	–	–	1,536	775	–	24,617	26	7,387
1.30%	–	–	–	–	–	30,229	–	5,902
1.35%	–	–	–	–	–	40,801	–	15,542
1.40%	–	–	–	–	–	166,468	–	64,200
1.45%	–	–	–	–	–	73,592	–	28,863
1.50%	12,258	4,501	9,764	8,997	2,707	17,185	–	14,580
1.55%	–	–	–	–	–	77,877	–	46,099
1.60%	3,687	1,240	2,710	1,105	116	45,550	–	11,532
1.65%	10,428	6,043	12,818	2,049	1,271	21,568	–	10,520
1.70%	–	–	–	–	–	13,318	–	2,828
1.75%	4,520	1,256	5,112	1,131	381	12,109	–	3,813
1.80%	2,848	700	282	–	–	6,639	–	6,985
1.85%	–	–	–	–	–	14,995	–	1,283
1.90%	2,225	1,034	2,069	206	366	4,939	–	507
1.95%	9,027	6,011	9,024	3,775	1,888	3,432	–	945
2.00%	1,095	27	1,528	383	–	18,913	–	540
2.05%	8,681	2,778	8,567	6,073	1,627	13,169	–	1,889
2.10%	7,251	3,249	3,296	1,573	2,307	1,174	–	6,334
2.15%	221	88	2,343	321	285	1,025	–	–
2.20%	3,717	2,994	4,903	2,483	4,018	1,024	–	1,565
2.25%	–	–	57	–	–	91	–	167
2.30%	–	–	–	–	–	461	–	4
2.35%	204	428	2,248	–	1,217	–	–	267
2.40%	–	–	–	–	–	57	–	–
2.45%	556	422	990	830	–	–	–	–
2.50%	2,030	386	217	432	380	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	2,145	128	756	174	577	–	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	MFSMidCapGrS	MFSNewDiscS	MFSValS	NBAMTFasc	NBAMTFocus	NBAMTGuard	NBAMTInt	NBAMTLMat
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$70,893	31,285	68,220	30,307	17,140	1,308,686	26	541,360

	NBAMTMCGr	NBAMTPart	NBAMTRegS	NBAMSocRes	OppAggGro	OppCapAp	OppCapApS	OppGlSec3
0.95%	$463,967	514,547	–	11,755	590,140	1,272,491	–	484,324
1.00%	214,026	271,792	–	4,160	272,798	462,060	–	140,802
1.05%	37,156	53,231	–	606	47,980	76,796	–	20,961
1.10%	116,428	69,251	–	1,225	168,494	346,593	–	132,127
1.15%	50,761	24,932	–	802	62,659	186,541	–	85,866
1.20%	249,977	196,032	–	4,851	263,966	563,205	–	309,826
1.25%	37,784	19,040	370	547	52,335	95,226	–	38,691
1.30%	39,605	30,332	–	590	53,746	104,251	–	56,931
1.35%	39,986	28,316	–	273	40,748	137,992	–	70,404
1.40%	333,353	227,841	–	7,451	346,254	738,121	–	387,965
1.45%	193,306	111,974	–	863	213,801	309,857	–	108,646
1.50%	33,255	16,088	–	246	39,929	79,965	27,323	50,137
1.55%	113,639	98,828	–	892	89,616	305,977	–	145,377
1.60%	51,416	23,470	–	755	41,006	148,695	11,242	80,608
1.65%	42,274	27,369	–	999	63,264	145,728	14,268	58,406
1.70%	21,571	10,444	–	214	33,812	72,552	–	19,211
1.75%	19,298	7,140	–	164	10,103	46,845	7,772	31,753
1.80%	11,155	8,670	–	–	15,007	44,584	8,626	34,681
1.85%	12,731	5,229	–	135	23,194	73,047	–	51,335
1.90%	6,584	2,898	–	–	5,789	17,581	3,821	14,398
1.95%	4,703	1,233	–	2	6,830	10,093	16,491	16,710
2.00%	6,940	6,282	–	1,341	8,388	38,593	437	16,010
2.05%	13,487	5,692	–	35	6,306	37,264	10,476	25,299
2.10%	3,140	729	–	185	2,156	3,558	9,954	13,963
2.15%	1,640	1,574	–	163	252	4,380	1,315	6,409
2.20%	5,095	1,470	–	604	3,683	6,304	8,780	12,637
2.25%	576	584	48	30	427	3,869	–	543
2.30%	124	3,174	–	–	108	574	–	4,082
2.35%	35	32	–	–	4	99	–	220
2.40%	–	6,874	–	–	–	2,562	–	10,751
2.45%	–	157	–	–	–	201	309	2,141
2.50%	–	–	–	–	127	446	5,126	942
2.55%	–	721	–	–	–	455	–	1,111
2.60%	–	–	–	–	81	–	3,208	4,428
2.65%	11	119	–	–	11	60	–	248
2.70%	–	–	–	–	308	110	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$2,124,023	1,776,065	418	38,888	2,463,322	5,336,675	129,148	2,437,943

	OppGlSec	OppGlSecS	OppHighIncS	OppMSt	OppMStS	OppMStSCapS	OppStratBdS	PVTGroInc
0.95%	$422,428	–	–	891,495	–	–	–	–
1.00%	95,908	–	–	418,850	–	–	–	–
1.05%	17,219	–	–	75,052	–	–	–	–
1.10%	145,649	–	–	210,888	–	–	–	–
1.15%	75,423	–	–	106,826	–	–	–	–
1.20%	316,381	–	–	500,081	–	–	–	–
1.25%	46,756	–	2,847	79,028	–	1,758	–	471
1.30%	49,128	–	–	109,913	–	–	–	–
1.35%	79,085	–	–	119,904	–	–	–	–
1.40%	369,181	–	–	685,102	–	–	–	–
1.45%	115,047	–	–	358,210	–	–	–	–
1.50%	36,649	17,460	–	84,100	26,970	–	12,755	–
1.55%	151,141	–	–	262,248	–	–	–	–
1.60%	77,543	11,381	–	122,067	6,447	–	8,681	–
1.65%	90,320	9,450	–	89,588	44,067	–	15,065	–
1.70%	25,925	–	–	27,184	–	–	–	–
1.75%	31,415	8,570	–	37,497	9,775	–	4,834	–
1.80%	35,784	6,204	–	51,685	2,611	–	1,467	–
1.85%	21,046	–	–	41,263	–	–	–	–
1.90%	8,401	2,458	–	9,306	2,901	–	2,371	–
1.95%	10,436	17,297	–	9,546	9,835	–	15,824	–
2.00%	14,153	590	–	20,407	1,518	–	64	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	OppGlSec	OppGlSecS	OppHighIncS	OppMSt	OppMStS	OppMStSCapS	OppStratBdS	PVTGroInc
2.05%	24,539	14,547	–	14,686	12,786	–	5,030	–
2.10%	1,854	16,006	–	3,972	20,685	–	10,720	–
2.15%	611	1,187	–	4,154	971	–	1,320	–
2.20%	2,317	15,211	–	6,286	13,548	–	4,019	–
2.25%	1,148	–	–	1,668	–	–	–	–
2.30%	382	–	–	1,210	–	–	–	–
2.35%	–	788	–	210	439	–	437	–
2.40%	1,245	–	–	1,313	–	–	–	–
2.45%	–	1,790	–	112	690	–	1,815	–
2.50%	10	597	–	373	133	–	137	–
2.55%	571	–	–	–	–	–	–	–
2.60%	–	831	–	1,151	1,764	–	1,045	–
2.65%	83	–	–	65	–	–	–	–
2.70%	143	–	–	–	–	–	–	–
2.85%	12	–	–	–	–	–	–	–

Totals	$2,267,933	124,367	2,847	4,345,440	155,140	1,758	85,584	471

	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	VEWrldEMktR1	VEWrldEMkt	VEWrldHAsR1	VEWrldHAs	VKCom2
0.95%	$–	–	–	50,149	132,465	84,575	112,761	–
1.00%	–	–	–	32,752	62,763	48,244	32,623	–
1.05%	–	–	–	6,424	8,706	4,573	6,577	–
1.10%	–	–	–	7,251	16,120	7,877	11,844	–
1.15%	–	–	–	3,633	5,043	9,037	4,734	–
1.20%	–	–	–	34,259	62,547	59,994	49,181	–
1.25%	74	512	12	2,952	8,210	1,810	4,754	–
1.30%	–	–	–	7,636	7,844	5,474	2,168	–
1.35%	–	–	–	5,282	8,977	8,753	5,938	–
1.40%	–	–	–	39,586	63,172	48,592	39,630	–
1.45%	–	–	–	18,358	26,293	21,468	16,301	–
1.50%	–	–	–	2,106	6,386	3,110	1,598	45,503
1.55%	–	–	–	10,710	9,057	10,047	12,513	–
1.60%	–	–	–	4,271	5,751	2,621	3,432	23,896
1.65%	–	–	–	3,239	7,844	4,451	4,402	45,399
1.70%	–	–	–	1,291	1,359	1,127	1,265	–
1.75%	–	–	–	3,110	2,199	144	433	21,975
1.80%	–	–	–	1,100	2,490	2,676	1,579	7,112
1.85%	–	–	–	1,887	840	6,351	1,333	–
1.90%	–	–	–	534	2,790	1,395	1,190	10,666
1.95%	–	–	–	258	508	838	–	50,496
2.00%	–	–	–	424	2,294	1,355	639	953
2.05%	–	–	–	157	1,381	658	775	35,836
2.10%	–	–	–	–	336	–	–	47,708
2.15%	–	–	–	104	200	431	150	5,368
2.20%	–	–	–	19	597	461	47	34,426
2.25%	162	225	327	13	–	13	–	–
2.30%	–	–	–	8	26	222	22	–
2.35%	–	–	–	–	–	–	–	3,717
2.40%	–	–	–	151	–	168	–	–
2.45%	–	–	–	–	–	–	–	3,585
2.50%	–	–	–	–	–	–	–	3,497
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	10,715
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$236	737	339	237,664	446,198	336,465	315,889	350,852

	VKEmGr2	VKCorPlus2	VKEmMkt	VKMidCapG	VKUSRealEst	VicDivrStk	WRAsStrat	WRBal
0.95%	$–	–	117,301	47,814	917,457	5,126	244,461	192,786
1.00%	–	–	40,628	20,172	294,938	4,008	4,181	2,313
1.05%	–	–	8,160	4,051	57,835	573	2,821	2,414
1.10%	–	–	17,875	11,460	190,616	16,180	307,347	173,357
1.15%	–	–	9,187	8,450	104,909	5,719	160,424	101,465
1.20%	–	–	55,445	54,326	439,410	31,293	11,808	6,177
1.25%	–	315	10,110	6,749	55,189	6,122	21,650	18,086
1.30%	–	–	4,685	4,318	60,317	756	3,332	2,031
1.35%	–	–	8,265	16,337	82,164	359	10,993	4,642
1.40%	–	–	51,977	48,221	572,289	12,002	466,386	303,087
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	VKEmGr2	VKCorPlus2	VKEmMkt	VKMidCapG	VKUSRealEst	VicDivrStk	WRAsStrat	WRBal
1.45%	–	–	15,841	22,174	174,000	76,308	67,143	39,011
1.50%	5,791	988	6,070	13,523	61,426	985	20,370	9,623
1.55%	–	–	25,208	16,870	280,981	38,298	390,946	228,313
1.60%	3,502	565	22,578	3,808	131,997	8,439	194,679	102,749
1.65%	3,185	1,616	7,491	25,840	84,757	3,383	30,898	19,164
1.70%	–	–	2,508	2,085	28,654	3,280	22,449	16,207
1.75%	3,641	119	12,061	8,340	48,777	9,032	3,480	9,538
1.80%	2,610	67	2,630	5,609	27,882	635	14,611	12,878
1.85%	–	–	4,853	4,226	55,811	1,254	61,908	26,007
1.90%	2,202	778	3,255	520	14,847	212	10,243	6,728
1.95%	7,485	303	170	655	26,347	–	14,472	8,608
2.00%	907	74	3,202	475	37,862	413	32,920	18,978
2.05%	6,699	306	3,939	3,734	38,520	6,856	12,637	8,342
2.10%	6,207	123	189	516	24,821	–	4,450	2,758
2.15%	596	–	768	12	10,384	4,514	2,035	264
2.20%	7,413	89	1,508	2,698	27,381	–	120	281
2.25%	–	63	–	13	4,470	–	3,313	1,548
2.30%	–	–	41	–	8,534	–	517	401
2.35%	586	–	–	–	2,074	–	–	–
2.40%	–	–	718	–	19,694	–	8,938	1,791
2.45%	846	397	–	–	4,649	–	2,202	–
2.50%	473	–	–	–	1,373	–	28	–
2.55%	–	–	–	–	1,494	–	–	–
2.60%	69	97	–	–	2,460	–	–	–
2.65%	–	–	–	–	620	–	–	–
2.70%	–	–	–	–	324	–	–	–
2.85%	–	–	–	–	17	–	–	–

Totals	$52,212	5,900	436,663	332,996	3,895,280	235,747	2,131,762	1,319,547

	WRBond	WRCoreEq	WRDivInc	WRGlNatRes	WRGrowth	WRHiInc	WRIntlGr	WRIntVal
0.95%	$187,469	384,217	19,292	3,369	471,764	141,789	79,749	16,090
1.00%	3,214	5,467	31	76	6,962	855	409	55
1.05%	4,076	5,671	458	28	8,840	3,572	1,245	359
1.10%	178,840	466,416	22,191	8,984	567,328	187,167	108,976	36,221
1.15%	77,750	181,851	11,666	3,318	249,922	89,759	49,330	15,826
1.20%	7,466	12,415	335	194	17,085	5,443	3,431	697
1.25%	13,535	33,539	1,703	1,211	37,947	17,579	5,401	2,564
1.30%	2,367	3,583	429	163	5,369	1,939	204	250
1.35%	4,570	14,653	775	517	17,064	3,621	2,172	1,276
1.40%	317,649	840,041	29,123	17,290	1,005,422	213,173	220,546	59,163
1.45%	26,617	105,396	5,302	1,305	140,551	21,026	18,284	6,976
1.50%	15,756	25,848	2,006	50	36,767	10,129	8,436	2,340
1.55%	214,699	566,201	29,244	18,768	662,384	174,653	144,519	41,904
1.60%	99,851	283,167	15,654	3,739	342,124	95,631	95,872	21,834
1.65%	14,047	61,193	3,909	280	82,075	8,812	10,039	896
1.70%	20,312	37,931	423	1,457	49,611	11,266	10,740	2,628
1.75%	4,352	6,235	453	82	13,855	5,784	1,287	289
1.80%	6,062	27,269	1,613	614	33,313	6,280	7,896	742
1.85%	29,358	88,463	1,167	1,765	102,852	21,346	18,186	5,561
1.90%	5,543	20,203	898	19	23,932	3,967	3,455	24
1.95%	14,527	38,857	346	1,398	38,119	12,612	10,029	375
2.00%	11,678	49,537	2,279	1,300	66,230	13,539	18,084	2,125
2.05%	5,300	17,264	511	488	25,361	6,557	2,438	561
2.10%	604	8,309	84	6	9,385	2,401	1,208	39
2.15%	18	468	170	247	2,259	137	336	230
2.20%	362	526	–	7	64	71	–	–
2.25%	3,053	8,969	–	600	10,769	1,939	4,300	568
2.30%	358	2,044	–	13	6,002	158	985	–
2.35%	–	–	–	–	–	–	–	–
2.40%	–	2,518	–	766	2,721	–	432	–
2.45%	6,248	66	–	–	–	63	72	–
2.50%	–	34	–	5	22	32	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$1,275,681	3,298,351	150,062	68,059	4,036,099	1,061,300	828,061	219,593

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	WRLTBond	WRMicCpGr	WRMidCpGr	WRMMkt	WRMortSec	WRRealEstS	WRSciTech	WRSmCap
0.95%	$75,361	3,881	1,025	38,147	5,532	10,324	178,766	219,318
1.00%	1,602	36	24	1,629	42	140	487	1,067
1.05%	2,112	93	196	1,116	172	375	2,914	3,285
1.10%	75,322	8,409	1,973	31,717	11,819	25,259	237,853	289,221
1.15%	43,608	2,834	967	11,579	2,952	11,580	87,682	129,763
1.20%	3,177	233	316	956	156	324	8,467	9,998
1.25%	5,589	15	35	3,627	953	1,592	7,735	14,215
1.30%	2,225	185	–	452	170	1,057	1,707	889
1.35%	1,894	274	13	1,872	415	1,306	7,470	11,251
1.40%	138,419	7,659	2,313	73,566	15,835	30,243	375,546	517,858
1.45%	17,042	1,916	94	20,659	1,082	6,666	32,495	36,850
1.50%	7,261	30	9	3,573	1,320	1,446	14,936	19,877
1.55%	74,575	7,058	3,324	39,835	14,445	46,124	329,690	399,701
1.60%	56,835	2,786	1,019	27,499	2,128	17,917	163,379	189,359
1.65%	9,867	401	335	6,581	928	1,288	12,960	18,591
1.70%	7,743	58	41	6,343	49	341	11,762	20,523
1.75%	1,711	148	83	634	–	173	3,523	1,899
1.80%	5,420	39	505	3,473	1,411	2,207	10,963	14,941
1.85%	22,428	396	306	11,941	718	2,403	45,620	52,029
1.90%	2,898	6	90	4,540	43	26	5,620	7,143
1.95%	2,273	110	118	1,150	78	139	22,262	19,827
2.00%	11,514	1,165	–	8,646	185	1,690	20,336	32,892
2.05%	3,133	229	5	889	–	2,325	10,240	6,525
2.10%	2,514	–	441	782	–	47	1,464	2,889
2.15%	118	619	124	9	–	–	1,076	946
2.20%	87	6	–	143	–	–	34	99
2.25%	4,579	–	–	2,423	–	558	2,693	6,111
2.30%	610	–	11	371	–	–	609	1,283
2.35%	–	–	–	–	–	–	–	–
2.40%	276	–	–	175	–	–	2,183	1,994
2.45%	103	–	–	–	–	–	1,057	79
2.50%	–	–	2	–	6	3	5	9
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$580,296	38,586	13,369	304,327	60,439	165,553	1,601,534	2,030,432

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	WRSmCpVal	WRValue	WFTrustOp
0.95%	$11,500	191,437	451,779
1.00%	26	464	98,724
1.05%	198	3,491	19,380
1.10%	22,202	311,087	170,003
1.15%	8,697	132,183	103,331
1.20%	536	8,424	384,752
1.25%	3,091	19,231	47,360
1.30%	31	4,152	48,849
1.35%	799	10,639	82,525
1.40%	27,737	381,182	406,479
1.45%	4,494	56,220	123,764
1.50%	2,465	19,697	40,731
1.55%	34,378	332,294	198,899
1.60%	16,257	204,624	90,737
1.65%	1,052	32,891	79,166
1.70%	255	17,386	38,796
1.75%	960	5,365	38,575
1.80%	1,224	19,674	45,406
1.85%	1,350	57,891	26,142
1.90%	–	8,615	5,068
1.95%	310	25,409	10,940
2.00%	1,511	39,500	16,572
2.05%	1,145	18,259	24,538
2.10%	–	2,508	4,301
2.15%	250	336	3,400
2.20%	–	424	5,499
2.25%	–	3,742	1,278
2.30%	–	949	399
2.35%	–	55	–
2.40%	–	2,458	1,757
2.45%	–	1,123	–
2.50%	–	–	579
2.55%	–	–	766
2.60%	–	–	1,794
2.65%	–	–	71
2.70%	–	–	316
2.85%	–	–	–

Totals	$140,468	1,911,710	2,572,676

(3)	Related Party Transactions
The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2005 and 2004, total transfers to the Account from the fixed account were $101,078,369 and $225,076,609, respectively, and total transfers from the Account to the fixed account were $91,794,057 and $121,886,830, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments recei ved from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $21,186 and $1,206,157 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $13,325,092 and $19,108,673 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2005. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM VIF – Basic Balanced Fund
2005	0.95% to 2.05%	72,175	$10.54 to 10.07	$749,591	1.43%	4.29% to 3.16%
2004	0.95% to 2.05%	75,617	10.11 to 9.76	755,714	1.41%	6.50% to 5.37%
2003	0.95% to 2.05%	78,940	9.49 to 9.26	743,430	2.46%	15.26% to 13.96%
2002	0.95% to 1.55%	45,020	8.18 to 8.24	369,841	5.12%	-18.39% to -17.89%

AIM VIF – Basic Value Fund – Series II Shares
2005	1.50%to 2.60%	723,691	11.28 to 10.82	8,064,422	0.00%	3.85% to 2.69%
2004	1.50% to 2.60%	771,896	10.86 to 10.54	8,311,060	0.00%	9.18% to 7.96%
2003	1.50% to 2.60%	741,502	9.95 to 9.76	7,338,132	0.00%	31.29% to 29.83%
2002	1.50% to 2.60%	298,956	7.52 to 7.58	2,260,202	0.00%	-24.80% to -24.23%	(a) (b)

AIM VIF – Blue Chip Fund – Series I Shares
2005	0.95% to 2.05%	49,836	9.64 to 9.20	473,443	0.58%	2.52% to 1.40%
2004	0.95% to 2.05%	50,444	9.40 to 9.08	469,043	0.12%	3.68% to 2.58%
2003	0.95% to 2.05%	40,180	9.07 to 8.85	360,974	0.00%	23.96% to 22.55%
2002	0.95% to 1.55%	21,069	7.27 to 7.32	153,752	0.00%	-27.31% to -26.86%

AIM VIF – Capital Appreciation Fund – Series I Shares
2005	0.95% to 1.75%	16,471	11.28 to 7.47	182,226	0.06%	7.81% to 6.97%
2004	0.95% to 1.75%	17,219	10.46 to 6.98	177,635	0.00%	5.61% to 4.83%
2003	0.95% to 1.75%	11,432	9.91 to 6.66	111,852	0.00%	28.29% to 27.23%
2002	0.95% to 1.10%	3,915	7.71 to 7.72	30,215	0.00%	-25.19% to -25.08%

AIM VIF – Capital Appreciation Fund – Series II Shares
2005	1.50% to 2.60%	135,164	11.30 to 10.85	1,507,567	0.00%	6.95% to 5.76%
2004	1.50% to 2.60%	155,396	10.57 to 10.26	1,626,691	0.00%	4.74% to 3.57%
2003	1.50% to 2.60%	173,419	10.09 to 9.90	1,739,753	0.00%	27.25% to 25.83%
2002	1.50% to 2.50%	62,716	7.88 to 7.93	495,921	0.00%	-21.25% to -20.71%	(a) (b)

AIM VIF – Capital Development Fund – Series II Shares
2005	1.50% to 2.45%	17,863	11.88 to 11.69	211,370	0.00%	7.63% to 6.60%
2004	1.50% to 2.05%	7,363	11.04 to 11.00	81,205	0.00%	10.37% to 9.96%	(a) (b)

AIM VIF – Core Equity Fund – Series I Shares
2005	0.95% to 1.55%	13,069	11.54 to 11.26	147,684	1.40%	4.31% to 3.68%
2004	0.95% to 1.55%	15,351	11.07 to 10.86	167,088	1.01%	7.93% to 7.28%
2003	0.95% to 1.55%	14,504	10.25 to 10.12	147,046	1.27%	23.24% to 22.49%
2002	0.95% to 1.55%	7,344	8.26 to 8.32	60,743	0.72%	-16.89% to -16.39%

AIM VIF – Premier Equity Fund – Series I Shares
2005	0.95% to 1.55%	46,399	9.48 to 9.24	432,685	0.80%	4.65% to 4.02%
2004	0.95% to 1.55%	51,837	9.05 to 8.88	463,546	0.47%	4.77% to 4.13%
2003	0.95% to 1.55%	49,765	8.64 to 8.53	426,173	0.32%	23.89% to 23.14%
2002	0.95% to 1.55%	46,242	6.93 to 6.98	321,013	0.78%	-31.34% to -30.92%

AIM VIF – Premier Equity Fund – Series II Shares
2005	1.50% to 2.60%	172,536	10.20 to 9.79	1,737,652	0.59%	3.79% to 2.63%
2004	1.50% to 2.60%	195,246	9.83 to 9.54	1,901,148	0.32%	3.91% to 2.75%
2003	1.50% to 2.60%	191,437	9.46 to 9.28	1,800,438	0.32%	22.96% to 21.59%
2002	1.50% to 2.45%	75,225	7.64 to 7.69	576,910	0.61%	-23.57% to -23.07%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class B
2005	1.50% to 2.60%	372,816	$11.57 to	11.11	$4,263,859	1.26%	3.03% to	1.88%
2004	1.50% to 2.60%	416,687	11.23 to	10.90	4,641,616	0.76%	9.55% to	8.33%
2003	1.50% to 2.60%	371,825	10.25 to	10.06	3,793,585	0.79%	30.20% to	28.75%
2002	1.50% to 2.60%	82,504	7.81 to	7.87	647,929	0.00%	-21.85% to	-21.26%	(a) (b)

Alliance VPSF – AllianceBernstein Large Cap Growth Portfolio – Class B
2005	1.50% to 2.60%	364,109	11.48 to	11.01	4,135,843	0.00%	13.13% to	11.87%
2004	1.50% to 2.60%	400,843	10.14 to	9.85	4,033,313	0.00%	6.72% to	5.53%
2003	1.50% to 2.60%	414,836	9.51 to	9.33	3,923,210	0.00%	21.52% to	20.16%
2002	1.50% to 2.60%	126,001	7.76 to	7.82	983,078	0.00%	-22.36% to	-21.77%	(a) (b)

Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class B
2005	1.50% to 2.60%	411,436	14.12 to	13.55	5,735,857	0.55%	5.04% to	3.87%
2004	1.50% to 2.60%	485,953	13.44 to	13.05	6,469,324	0.08%	17.29% to	15.98%
2003	1.50% to 2.60%	498,772	11.46 to	11.25	5,681,552	0.55%	38.78% to	37.23%
2002	1.50% to 2.60%	153,160	8.20 to	8.26	1,261,226	0.00%	-18.04% to	-17.42%	(a) (b)

American Century VP – Income & Growth Fund – Class I
2005	0.95% to 2.70%	16,105,305	14.59 to	9.73	222,580,367	2.05%	3.64% to	1.86%
2004	0.95% to 2.70%	18,762,735	14.07 to	9.55	251,068,433	1.42%	11.92% to	10.03%
2003	0.95% to 2.70%	20,993,443	12.58 to	8.68	251,721,267	1.19%	28.13% to	25.85%
2002	0.95% to 2.25%	20,008,742	6.71 to	9.81	188,588,661	1.10%	-21.61% to	-20.14%
2001	0.95% to 2.25%	20,431,056	8.05 to	12.29	243,703,532	0.83%	-10.68% to	-9.23%

American Century VP – Income & Growth Fund – Class II
2005	1.50% to 2.60%	410,337	11.91 to	11.43	4,825,948	1.76%	2.95% to	1.81%
2004	1.50% to 2.60%	453,009	11.57 to	11.22	5,192,683	1.13%	10.89% to	9.65%
2003	1.50% to 2.60%	440,628	10.43 to	10.24	4,569,235	0.91%	27.25% to	25.83%
2002	1.50% to 2.60%	157,252	8.13 to	8.20	1,284,778	0.00%	-18.65% to	-18.04%	(a) (b)

American Century VP – Inflation Protection Fund – Class II
2005	0.95% to 2.45%	6,256,324	10.82 to	10.38	67,454,314	4.79%	0.60% to	-0.92%
2004	0.95% to 2.60%	5,298,678	10.75 to	10.45	56,958,290	3.57%	4.81% to	3.06%
2003	0.95% to 2.25%	1,685,537	10.26 to	10.33	17,335,412	1.22%	2.58% to	1.69%	(a) (b)

American Century VP – International Fund – Class I
2005	0.95% to 2.30%	7,696,317	13.84 to	10.26	103,644,925	1.18%	12.18% to	10.72%
2004	0.95% to 2.30%	9,350,630	12.34 to	9.27	112,520,318	0.55%	13.83% to	12.37%
2003	0.95% to 2.30%	10,982,643	10.84 to	8.25	116,204,136	0.73%	23.33% to	21.60%
2002	0.95% to 2.20%	13,652,082	6.70 to	8.88	117,330,400	0.94%	-22.38% to	-21.13%
2001	0.95% to 2.20%	19,760,892	8.60 to	11.28	215,444,041	0.09%	-31.02% to	-29.85%

American Century VP – International Fund – Class III
2005	0.95% to 2.60%	5,518,253	12.70 to	11.95	69,436,041	1.13%	12.03% to	10.23%
2004	0.95% to 2.60%	5,939,570	11.34 to	10.84	66,874,494	0.57%	13.99% to	12.18%
2003	0.95% to 2.60%	5,738,677	9.94 to	9.66	56,813,017	0.67%	23.33% to	21.23%
2002	0.95% to 2.25%	4,339,185	7.97 to	8.06	34,923,433	0.00%	-20.30% to	-19.36%	(a) (b)

American Century VP – Mid Cap Value Fund – Class II
2005	1.25% to 2.25%	4,747	11.21 to	11.14	53,154	1.38%	12.13% to	11.38%	(a) (b)

American Century VP – Ultra® Fund – Class I
2005	0.95% to 2.60%	1,997,032	10.96 to	10.31	21,677,939	0.00%	1.20% to	-0.46%
2004	0.95% to 2.60%	1,635,491	10.83 to	10.36	17,586,065	0.00%	9.62% to	7.87%
2003	0.95% to 2.70%	1,599,480	9.88 to	9.59	15,711,387	0.00%	23.71% to	21.51%
2002	0.95% to 2.25%	427,070	7.89 to	7.99	3,401,279	0.45%	-21.11% to	-20.13%	(a) (b)

American Century VP – Ultra® Fund – Class II
2005	1.50% to 2.60%	281,896	10.68 to	10.25	2,984,012	0.00%	0.45% to	-0.67%
2004	1.50% to 2.60%	314,693	10.63 to	10.32	3,322,592	0.00%	8.93% to	7.72%
2003	1.50% to 2.60%	318,356	9.76 to	9.58	3,093,529	0.00%	22.93% to	21.55%
2002	1.50% to 2.60%	84,098	7.88 to	7.94	665,893	0.15%	-21.20% to	-20.61%	(a) (b)

American Century VP – Value Fund – Class I
2005	0.95% to 2.65%	28,163,939	17.88 to	14.96	508,897,035	0.89%	4.04% to	2.30%
2004	0.95% to 2.65%	31,066,593	17.19 to	14.62	540,444,037	0.98%	13.25% to	11.41%
2003	0.95% to 2.65%	31,663,303	15.18 to	13.13	487,322,945	0.94%	27.73% to	25.55%
2002	0.95% to 2.25%	30,662,966	9.53 to	12.65	370,626,062	0.88%	-14.98% to	-13.45%
2001	0.95% to 2.25%	22,460,603	11.16 to	14.65	315,105,611	0.68%	9.91% to	11.74%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century VP – Value Fund – Class II
2005	1.50% to 2.60%	718,655	$ 12.70 to	12.19	$9,030,848	0.71%	3.29% to	2.14%
2004	1.50% to 2.60%	736,549	12.29 to	11.93	8,984,780	0.83%	12.46% to	11.21%
2003	1.50% to 2.60%	732,705	10.93 to	10.73	7,970,560	0.67%	26.88% to	25.47%
2002	1.50% to 2.60%	276,263	8.55 to	8.62	2,374,430	0.00%	-14.48% to	-13.84%	(a) (b)

American Century VP – VistaSM Fund – Class II
2005	1.25% to 2.25%	1,310	11.36 to	11.28	14,808	0.00%	13.61% to	12.84%	(a) (b)

BB&T VIF – Capital Manager Equity Fund
2005	0.95% to 1.75%	173,891	11.58 to	11.20	1,977,946	1.46%	5.76% to	4.95%
2004	0.95% to 1.75%	179,516	10.95 to	10.68	1,938,845	0.76%	10.85% to	10.03%
2003	0.95% to 1.75%	160,093	9.88 to	9.70	1,566,829	0.39%	24.28% to	23.25%
2002	0.95% to 1.70%	141,508	7.88 to	7.95	1,118,486	0.32%	-22.59% to	-22.00%

BB&T VIF – Large Cap Value Fund
2005	0.95% to 2.00%	340,929	11.76 to	11.26	3,959,805	1.89%	5.89% to	4.82%
2004	0.95% to 2.00%	357,885	11.11 to	10.75	3,937,384	1.79%	12.10% to	11.00%
2003	0.95% to 2.00%	322,683	9.91 to	9.68	3,177,031	1.93%	22.45% to	21.11%
2002	0.95% to 1.70%	173,232	8.02 to	8.09	1,397,651	1.85%	-21.01% to	-20.41%

BB&T VIF – Large Company Growth Fund
2005	0.95% to 2.05%	181,917	9.50 to	9.07	1,696,640	0.38%	0.92% to	-0.18%
2004	0.95% to 2.05%	203,835	9.41 to	9.08	1,889,640	0.44%	4.62% to	3.52%
2003	0.95% to 2.05%	186,382	9.00 to	8.77	1,658,565	0.00%	26.81% to	25.36%
2002	0.95% to 1.70%	106,392	7.02 to	7.09	750,507	0.00%	-31.82% to	-31.13%

BB&T VIF – Mid Cap Growth Fund
2005	0.95% to 2.05%	221,842	14.78 to	14.14	3,227,954	0.00%	13.30% to	12.12%
2004	0.95% to 2.05%	232,570	13.05 to	12.61	2,998,507	0.00%	16.08% to	14.89%
2003	0.95% to 2.05%	183,955	11.24 to	10.98	2,052,428	0.00%	35.27% to	33.75%
2002	0.95% to 1.65%	126,777	8.22 to	8.31	1,048,811	0.00%	-21.50% to	-20.76%

Credit Suisse Trust – Global Small Cap Portfolio
2005	0.95% to 1.40%	303,526	12.25 to	14.65	3,775,401	0.00%	15.04% to	14.52%
2004	0.95% to 1.65%	369,551	10.65 to	12.59	3,985,920	0.00%	16.87% to	16.04%
2003	0.95% to 1.65%	447,652	9.11 to	10.85	4,142,199	0.00%	46.26% to	45.22%
2002	0.95% to 1.65%	572,102	6.20 to	7.65	3,626,422	0.00%	-35.25% to	-34.78%
2001	0.95% to 1.65%	881,184	9.51 to	11.75	8,573,915	0.00%	-29.82% to	-29.32%

Credit Suisse Trust – International Focus Portfolio
2005	0.95% to 1.65%	722,518	11.71 to	13.03	8,518,004	0.84%	16.33% to	15.51%
2004	0.95% to 1.65%	921,733	10.07 to	11.28	9,327,288	0.93%	13.65% to	12.85%
2003	0.95% to 1.65%	1,056,590	8.86 to	10.00	9,407,868	0.43%	31.83% to	30.90%
2002	0.95% to 1.65%	1,294,997	6.69 to	7.82	8,745,981	0.00%	-21.23% to	-20.67%
2001	0.95% to 1.65%	1,823,262	8.44 to	9.88	15,534,586	0.00%	-23.57% to	-23.02%

Credit Suisse Trust – Large Cap Value Portfolio
2005	0.95% to 2.30%	993,748	14.59 to	11.44	14,454,274	0.75%	7.12% to	5.72%
2004	0.95% to 2.30%	1,103,928	13.62 to	10.82	15,004,067	0.52%	10.29% to	8.86%
2003	0.95% to 2.30%	1,221,166	12.35 to	9.94	15,061,157	0.70%	23.98% to	22.24%
2002	0.95% to 1.85%	1,401,028	7.47 to	10.22	13,953,162	0.91%	-24.91% to	-23.83%
2001	0.95% to 1.85%	1,671,364	9.90 to	13.44	21,865,632	0.00%	-1.35% to	-0.02%

Dreyfus Emerging Leaders Fund – Service Shares
2005	1.50% to 2.60%	121,394	12.93 to	12.40	1,548,272	0.00%	3.18% to	2.03%
2004	1.50% to 2.60%	126,077	12.53 to	12.16	1,562,984	0.00%	12.48% to	11.22%
2003	1.50% to 2.60%	122,126	11.14 to	10.93	1,350,550	0.00%	44.96% to	43.34%
2002	1.50% to 2.35%	38,847	7.64 to	7.68	297,477	0.00%	-23.62% to	-23.17%	(a) (b)

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.95% to 2.45%	4,740,947	13.35 to	12.63	62,677,695	0.00%	6.22% to	4.68%
2004	0.95% to 2.45%	5,300,317	12.57 to	12.07	66,154,517	0.43%	20.73% to	19.03%
2003	0.95% to 2.40%	3,945,170	10.41 to	10.15	40,884,829	0.25%	36.47% to	34.45%
2002	0.95% to 2.05%	1,223,668	7.55 to	7.63	9,310,674	0.28%	-24.49% to	-23.74%	(a) (b)

Dreyfus Socially Responsible Growth Fund, Inc., – Service Shares, The
2005	1.50% to 2.60%	31,607	9.91 to	9.51	309,376	0.00%	1.81% to	0.67%
2004	1.50% to 2.60%	44,270	9.73 to	9.44	425,727	0.17%	4.35% to	3.19%
2003	1.50% to 2.60%	36,008	9.32 to	9.15	333,031	0.00%	23.87% to	22.49%
2002	1.50% to 2.60%	12,952	7.47 to	7.53	97,212	0.03%	-25.29% to	-24.73%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus Socially Responsible Growth Fund, Inc., The
2005	0.95% to 2.70%	10,565,350	$10.76 to	7.21	$110,388,147	0.00%	2.63% to	0.85%
2004	0.95% to 2.70%	13,226,882	10.49 to	7.14	134,949,800	0.38%	5.20% to	3.41%
2003	0.95% to 2.70%	14,356,877	9.97 to	6.91	139,619,825	0.11%	24.81% to	22.55%
2002	0.95% to 2.25%	15,948,771	5.41 to	7.99	124,666,691	0.20%	-30.97% to	-29.62%
2001	0.95% to 2.25%	19,487,708	7.79 to	11.35	217,233,733	0.06%	-24.80% to	-23.32%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.95% to 2.65%	71,700,975	13.63 to	9.10	928,266,696	1.56%	3.70% to	1.96%
2004	0.95% to 2.65%	85,102,726	13.14 to	8.92	1,065,918,982	1.75%	9.59% to	7.79%
2003	0.95% to 2.65%	92,185,602	11.99 to	8.28	1,056,735,132	1.42%	27.15% to	24.95%
2002	0.95% to 2.25%	95,354,292	5.89 to	9.43	864,619,920	1.33%	-24.49% to	-23.10%
2001	0.95% to 2.25%	99,494,839	7.77 to	12.27	1,183,396,916	1.08%	-14.51% to	-13.02%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	0.95% to 2.60%	10,849,045	13.74 to	9.23	140,981,903	0.02%	3.39% to	1.70%
2004	0.95% to 2.60%	12,838,264	13.29 to	9.08	162,001,508	1.58%	4.05% to	2.38%
2003	0.95% to 2.65%	14,368,474	12.77 to	8.84	174,630,642	1.38%	20.02% to	17.94%
2002	0.95% to 2.25%	14,518,204	7.04 to	10.64	147,581,762	1.12%	-18.97% to	-17.51%
2001	0.95% to 2.25%	14,326,910	8.65 to	12.90	178,390,661	0.86%	-11.54% to	-10.18%

Dreyfus VIF – Appreciation Portfolio – Service Shares
2005	1.50% to 2.60%	353,031	10.53 to	10.11	3,670,539	0.00%	2.56% to	1.42%
2004	1.50% to 2.60%	365,410	10.27 to	9.97	3,716,756	1.44%	3.22% to	2.07%
2003	1.50% to 2.60%	345,131	9.95 to	9.77	3,413,604	1.64%	19.02% to	17.69%
2002	1.50% to 2.50%	120,876	8.30 to	8.36	1,007,673	1.83%	-16.96% to	-16.39%	(a) (b)

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares
2005	0.95% to 1.85%	39,559	12.88 to	11.14	466,784	0.00%	4.80% to	3.88%
2004	0.95% to 1.85%	39,370	12.29 to	10.72	445,804	0.21%	10.28% to	9.37%
2003	0.95% to 1.85%	36,181	11.14 to	9.80	371,156	0.03%	30.44% to	29.23%
2002	0.95% to 1.40%	27,276	7.59 to	8.54	210,757	0.04%	-20.65% to	-19.89%

Dreyfus VIF – International Value Portfolio – Initial Shares
2005	0.95% to 1.55%	29,758	15.55 to	15.16	455,973	0.00%	10.83% to	10.16%
2004	0.95% to 1.55%	31,294	14.03 to	13.76	434,279	1.08%	18.88% to	18.16%
2003	0.95% to 1.55%	32,213	11.80 to	11.65	377,382	1.47%	35.06% to	34.24%
2002	0.95% to 1.55%	8,057	8.68 to	8.74	70,197	1.70%	-13.59% to	-13.06%

Federated IS – American Leaders Fund II – Service Shares
2005	1.50% to 2.60%	58,134	11.25 to	10.80	644,442	1.25%	3.21% to	2.06%
2004	1.50% to 2.60%	67,408	10.90 to	10.58	727,827	1.23%	7.86% to	6.65%
2003	1.50% to 2.60%	62,971	10.11 to	9.92	632,955	0.90%	25.41% to	24.01%
2002	1.50% to 2.20%	16,666	8.02 to	8.06	134,110	0.00%	-19.78% to	-19.40%	(a) (b)

Federated IS – Capital Appreciation Fund II – Service Shares
2005	1.50% to 2.60%	101,179	10.49 to	10.07	1,048,079	0.82%	0.17% to	-0.94%
2004	1.50% to 2.60%	121,303	10.47 to	10.16	1,258,078	0.49%	5.50% to	4.33%
2003	1.50% to 2.60%	127,784	9.93 to	9.74	1,260,625	0.35%	22.02% to	20.66%
2002	1.50% to 2.60%	54,725	8.08 to	8.14	444,085	0.00%	-19.25% to	-18.64%	(a) (b)

Federated IS – High Income Bond Fund II – Service Shares
2005	1.50% to 2.60%	429,576	12.59 to	12.08	5,327,276	8.31%	0.74% to	-0.38%
2004	1.50% to 2.60%	501,358	12.50 to	12.13	6,200,535	7.42%	8.51% to	7.30%
2003	1.50% to 2.60%	594,118	11.52 to	11.30	6,802,892	4.65%	19.97% to	18.63%
2002	1.50% to 2.60%	118,039	9.53 to	9.60	1,130,291	0.00%	-4.71% to	-3.99%	(a) (b)

Federated IS – Quality Bond Fund II – Primary Shares
2005	0.95% to 2.70%	24,642,363	13.27 to	11.71	319,956,654	3.84%	0.34% to	-1.42%
2004	0.95% to 2.70%	27,791,514	13.22 to	11.87	360,649,435	4.24%	2.64% to	0.84%
2003	0.95% to 2.70%	33,400,483	12.88 to	11.78	423,435,511	3.57%	3.65% to	1.86%
2002	0.95% to 2.25%	33,983,812	11.56 to	12.43	416,870,120	2.89%	6.38% to	8.27%
2001	0.95% to 2.25%	20,337,003	10.94 to	11.48	231,280,234	1.56%	5.41% to	6.98%

Federated IS – Quality Bond Fund II – Service Shares
2005	1.50% to 2.60%	906,385	11.12 to	10.67	9,961,595	3.57%	-0.52% to	-1.63%
2004	1.50% to 2.60%	1,034,363	11.18 to	10.85	11,460,780	4.09%	1.77% to	0.63%
2003	1.50% to 2.60%	1,158,034	10.98 to	10.78	12,646,527	3.11%	2.87% to	1.72%
2002	1.50% to 2.60%	393,660	10.59 to	10.67	4,192,600	0.00%	5.95% to	6.74%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® VIP – Equity-Income Portfolio – Service Class
2005	0.95% to 2.65%	54,528,487	$14.86 to	11.56	$ 805,264,252	1.58%	4.76% to	3.00%
2004	0.95% to 2.65%	63,110,573	14.18 to	11.22	891,838,209	1.45%	10.32% to	8.52%
2003	0.95% to 2.65%	64,919,984	12.86 to	10.34	833,502,241	1.53%	28.98% to	26.76%
2002	0.95% to 2.25%	60,212,580	7.41 to	10.24	600,903,507	1.61%	-19.24% to	-17.79%
2001	0.95% to 2.25%	54,589,794	9.12 to	12.48	665,304,573	1.40%	-7.60% to	-6.00%

Fidelity® VIP – Equity-Income Portfolio – Service Class 2
2005	1.50% to 2.60%	1,326,705	11.94 to	11.46	15,660,964	1.46%	3.99% to	2.83%
2004	1.50% to 2.60%	1,470,503	11.48 to	11.14	16,742,355	1.39%	9.57% to	8.34%
2003	1.50% to 2.60%	1,453,838	10.48 to	10.28	15,156,305	0.93%	28.08% to	26.65%
2002	1.50% to 2.60%	443,769	8.12 to	8.18	3,622,751	0.00%	-18.80% to	-18.19%	(a) (b)

Fidelity® VIP – Growth Portfolio – Service Class
2005	0.95% to 2.65%	41,679,172	13.16 to	8.10	513,272,202	0.40%	4.67% to	2.90%
2004	0.95% to 2.65%	51,970,948	12.57 to	7.87	613,327,993	0.17%	2.28% to	0.59%
2003	0.95% to 2.65%	58,941,283	12.29 to	7.83	683,298,017	0.18%	31.52% to	29.22%
2002	0.95% to 2.20%	60,318,635	5.87 to	9.35	534,138,053	0.15%	-32.14% to	-30.86%
2001	0.95% to 2.20%	69,067,055	8.59 to	13.52	892,510,436	0.00%	-19.96% to	-18.51%

Fidelity® VIP – Growth Portfolio – Service Class 2
2005	1.50% to 2.60%	584,358	10.25 to	9.84	5,916,818	0.27%	3.92% to	2.77%
2004	1.50% to 2.60%	622,916	9.86 to	9.57	6,092,705	0.13%	1.58% to	0.44%
2003	1.50% to 2.60%	619,256	9.71 to	9.53	5,981,099	0.08%	30.55% to	29.10%
2002	1.50% to 2.60%	202,676	7.38 to	7.44	1,504,242	0.00%	-26.18% to	-25.62%	(a) (b)

Fidelity® VIP – High Income Portfolio – Service Class
2005	0.95% to 2.65%	22,786,741	9.76 to	8.91	228,692,417	14.51%	1.55% to	-0.16%
2004	0.95% to 2.65%	28,067,837	9.61 to	8.92	277,897,270	7.77%	8.43% to	6.63%
2003	0.95% to 2.65%	35,327,848	8.86 to	8.37	323,732,284	5.77%	25.76% to	23.70%
2002	0.95% to 2.25%	26,938,971	6.37 to	7.69	195,766,587	9.64%	0.83% to	2.63%
2001	0.95% to 2.20%	25,533,687	6.29 to	7.51	179,983,516	13.15%	-14.04% to	-12.74%

Fidelity® VIP – Overseas Portfolio – Service Class
2005	0.95% to 2.25%	4,468,213	14.43 to	11.88	65,144,063	0.56%	17.84% to	16.37%
2004	0.95% to 2.25%	5,309,091	12.25 to	10.21	65,783,903	1.09%	12.41% to	11.05%
2003	0.95% to 2.25%	6,173,912	10.90 to	9.19	68,125,249	0.74%	41.85% to	39.95%
2002	0.95% to 2.20%	7,674,047	6.17 to	8.42	59,763,768	0.79%	-22.25% to	-21.10%
2001	0.95% to 2.20%	10,843,987	7.92 to	10.69	107,319,995	5.59%	-23.21% to	-22.03%

Fidelity® VIP – Overseas Portfolio – Service Class 2 R
2005	1.50% to 2.60%	675,789	14.19 to	13.62	9,468,985	0.50%	16.97% to	15.66%
2004	1.50% to 2.60%	708,262	12.13 to	11.78	8,510,693	1.00%	11.62% to	10.37%
2003	1.50% to 2.60%	646,592	10.87 to	10.67	6,988,652	0.53%	40.86% to	39.28%
2002	1.50% to 2.60%	202,377	7.66 to	7.72	1,557,719	0.00%	-23.40% to	-22.82%	(a) (b)

Fidelity® VIP – Overseas Portfolio – Service Class R
2005	0.95% to 2.65%	6,958,794	14.56 to	13.68	100,454,692	0.52%	17.80% to	15.85%
2004	0.95% to 2.65%	6,862,770	12.36 to	11.80	84,243,034	0.94%	12.42% to	10.61%
2003	0.95% to 2.70%	5,106,033	10.99 to	10.66	55,922,783	0.48%	41.89% to	39.35%
2002	0.95% to 2.25%	2,316,895	7.65 to	7.75	17,918,637	0.00%	-23.48% to	-22.52%	(a) (b)

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2005	0.95% to 2.85%	48,190,974	19.06 to	12.84	889,863,683	0.19%	15.74% to	13.60%
2004	0.95% to 2.85%	47,949,091	16.47 to	11.31	767,936,500	0.24%	14.24% to	12.15%
2003	0.95% to 2.85%	46,557,635	14.41 to	10.08	654,671,016	0.33%	27.13% to	24.71%
2002	0.95% to 2.40%	45,313,610	6.92 to	11.34	503,327,033	0.72%	-12.03% to	-10.29%
2001	0.95% to 2.25%	44,175,712	7.82 to	12.64	551,070,400	0.67%	-14.60% to	-13.20%

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2
2005	1.50% to 2.60%	1,274,568	14.20 to	13.62	17,887,257	0.12%	14.90% to	13.62%
2004	1.50% to 2.60%	1,246,619	12.36 to	11.99	15,271,569	0.21%	13.43% to	12.17%
2003	1.50% to 2.60%	1,168,158	10.89 to	10.69	12,657,188	0.16%	26.27% to	24.87%
2002	1.50% to 2.60%	337,942	8.56 to	8.63	2,907,598	0.00%	-14.39% to	-13.74%	(a) (b)

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2005	0.95% to 2.40%	4,565,853	10.61 to	11.07	49,110,582	3.14%	1.11% to	-0.35%
2004	0.95% to 2.25%	2,891,195	10.49 to	11.15	30,798,680	2.94%	3.33% to	1.99%
2003	0.95% to 2.05%	1,077,164	10.15 to	10.97	11,207,437	0.00%	1.53% to	0.80%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® VIP III – Growth Opportunities Portfolio – Service Class
2005	0.95% to 2.35%	7,586,186	$10.45 to 7.37	$77,163,649	0.84%	7.83% to 6.35%
2004	0.95% to 2.35%	9,323,234	9.69 to 6.93	88,133,135	0.48%	6.04% to 4.61%
2003	0.95% to 2.35%	10,741,094	9.14 to 6.62	95,964,919	0.62%	28.43% to 26.61%
2002	0.95% to 2.20%	12,480,171	5.09 to 7.12	86,958,330	0.95%	-23.86% to -22.66%
2001	0.95% to 2.20%	15,069,734	6.67 to 9.20	136,159,773	0.25%	-16.62% to -15.26%

Fidelity® VIP III – Mid Cap Portfolio – Service Class 2
2005	1.50% to 2.60%	734,732	16.66 to 15.99	12,091,781	0.00%	16.25% to 14.96%
2004	1.50% to 2.60%	741,487	14.33 to 13.91	10,528,591	0.00%	22.79% to 21.42%
2003	1.50% to 2.60%	656,982	11.67 to 11.45	7,623,045	0.15%	36.18% to 34.66%
2002	1.50% to 2.60%	211,852	8.50 to 8.57	1,810,462	0.00%	-14.95% to -14.31%	(a) (b)

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2005	0.95% to 2.65%	3,312,290	13.38 to 12.56	43,862,396	0.00%	1.58% to -0.12%
2004	0.95% to 2.65%	4,540,152	13.17 to 12.58	59,295,063	0.00%	12.90% to 11.09%
2003	0.95% to 2.65%	4,151,781	11.66 to 11.32	48,179,536	0.00%	56.29% to 53.62%
2002	0.95% to 2.20%	897,365	7.37 to 7.46	6,681,297	0.00%	-26.30% to -25.38%	(a) (b)

Fidelity® VIP III – Value Strategies Portfolio – Service Class 2
2005	1.50% to 2.60%	200,980	13.12 to 12.59	2,603,222	0.00%	0.89% to -0.23%
2004	1.50% to 2.60%	226,885	13.00 to 12.62	2,923,757	0.00%	12.13% to 10.88%
2003	1.50% to 2.60%	182,049	11.60 to 11.38	2,099,853	0.00%	55.01% to 53.28%
2002	1.50% to 2.60%	59,983	7.42 to 7.48	447,622	0.00%	-25.75% to -25.19%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2
2005	1.25%	944	10.71	10,107	0.87%	7.06%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2
2005	1.25%	379	11.01	4,174	1.01%	10.14%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2
2005	1.25%	372	11.22	4,175	1.01%	12.22%	(a) (b)

Fidelity® VIP IV – Natural Resources Portfolio – Service Class 2
2005	1.25%	2,596	13.40	34,792	0.71%	34.02%	(a) (b)

Financial Investors VIT – First Horizon Capital Appreciation Portfolio
2005	0.95% to 2.00%	39,067	14.17 to 13.53	542,543	0.00%	2.08% to 1.00%
2004	0.95% to 2.00%	41,705	13.88 to 13.40	569,994	0.00%	10.19% to 9.02%
2003	0.95% to 2.00%	39,589	12.60 to 12.29	492,966	0.00%	40.93% to 39.44%
2002	0.95% to 2.00%	21,602	8.81 to 8.94	191,806	0.00%	-20.25% to -19.40%
2001	0.95% to 2.00%	748	11.05 to 11.09	8,286	0.00%	10.50% to 10.88%	(a) (b)

Initial Funding by Depositor
2005	0.00%	50,000	14.46	723,423	0.00%	3.06%
2004	0.00%	50,000	14.04	701,963	0.00%	11.25%
2003	0.00%	50,000	12.62	631,000	0.00%	42.28%
2002	0.00%	50,000	8.87	443,500	0.00%	-18.62%
2001	0.00%	50,000	10.90	545,000	0.00%	9.00%	(a) (b)

Financial Investors VIT – First Horizon Core Equity Portfolio
2005	0.95% to 2.00%	149,531	9.64 to 9.21	1,415,472	1.28%	-3.66% to -4.68%
2004	0.95% to 2.00%	179,886	10.01 to 9.66	1,776,697	0.70%	4.48% to 3.37%
2003	0.95% to 2.00%	191,003	9.58 to 9.34	1,812,845	0.24%	27.38% to 26.03%
2002	0.95% to 2.00%	140,512	7.41 to 7.52	1,051,904	0.37%	-27.59% to -26.81%
2001	0.95% to 2.00%	10,994	10.24 to 10.27	112,875	0.15%	2.38% to 2.73%	(a) (b)

Initial Funding by Depositor
2005	0.00%	50,000	9.81	490,710	1.28%	-2.74%
2004	0.00%	50,000	10.09	504,531	0.70%	5.48%
2003	0.00%	50,000	9.57	478,333	0.24%	28.60%
2002	0.00%	50,000	7.44	371,962	0.37%	-26.11%
2001	0.00%	50,000	10.07	503,392	0.15%	0.70%	(a) (b)

Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class 2
2005	1.25% to 2.25%	82,711	11.47 to 10.68	935,884	0.77%	2.14% to 6.75%	(b)
2004	1.25%	42,724	11.23	479,896	0.18%	9.61%

Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class 2
2005	1.25%	29,831	14.02	418,165	0.73%	7.41%
2004	1.25%	17,859	13.05	233,070	0.04%	22.20%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton VIP – Templeton Developing Markets Securities Fund – Class 3
2005	1.25%	11,667	$12.70	$148,149	0.00%	26.98%	(a) (b)

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 2
2005	1.25%	7,345	13.61	99,962	1.10%	8.80%
2004	1.25%	8,344	12.51	104,377	1.47%	17.05%

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 3
2005	1.25%	32,270	12.37	399,267	0.68%	8.76%
2004	1.25%	3,590	11.38	40,840	0.00%	13.76%	(a) (b)

Franklin Templeton VIP – Templeton Global Income Securities Fund – Class 3
2005	1.25%	7,294	9.80	71,475	0.00%	-2.01%	(a) (b)

Gartmore GVIT Dreyfus International Value Fund – Class II
2005	1.25%	313	14.26	4,465	1.14%	10.39%
2004	1.25%	336	12.92	4,341	2.07%	18.50%

Gartmore GVIT Dreyfus International Value Fund – Class III
2005	0.95% to 2.65%	3,202,480	18.28 to 17.49	58,153,730	1.57%	10.99% to 9.16%
2004	0.95% to 2.40%	2,138,241	16.47 to 16.09	35,083,705	1.85%	19.12% to 17.51%
2003	0.95% to 2.15%	458,485	13.73 to 13.62	6,285,255	0.00%	37.29% to 36.25%	(a) (b)

Gartmore GVIT Dreyfus International Value Fund – Class VI
2005	1.50% to 2.45%	67,378	12.63 to 12.43	847,614	1.29%	10.13% to 9.07%
2004	1.50% to 2.20%	28,799	11.47 to 11.42	329,969	0.49%	14.72% to 14.18%	(a) (b)

Gartmore GVIT Dreyfus Mid Cap Index Fund – Class I
2005	0.95% to 2.70%	14,674,682	20.78 to 16.74	316,647,935	1.01%	11.04% to 9.15%
2004	0.95% to 2.70%	15,860,940	18.71 to 15.33	308,684,977	0.54%	14.63% to 12.71%
2003	0.95% to 2.70%	15,398,869	16.32 to 13.60	262,026,841	0.44%	33.37% to 31.02%
2002	0.95% to 2.25%	14,362,198	8.84 to 13.65	183,719,797	0.39%	-17.61% to -16.11%
2001	0.95% to 2.25%	10,642,272	10.68 to 16.30	162,769,286	0.49%	-3.99% to -2.25%

Gartmore GVIT Emerging Markets Fund – Class I
2005	0.95% to 2.15%	260,253	17.63 to 14.25	4,361,320	0.58%	31.38% to 29.92%
2004	0.95% to 2.15%	284,119	13.42 to 10.97	3,633,362	0.85%	19.60% to 18.31%
2003	0.95% to 2.15%	406,653	11.22 to 9.27	4,356,168	0.55%	63.70% to 61.73%
2002	0.95% to 2.05%	515,037	5.71 to 6.85	3,389,175	0.22%	-17.20% to -16.04%
2001	0.95% to 1.85%	688,788	6.90 to 8.16	5,327,512	0.47%	-7.52% to -6.09%

Gartmore GVIT Emerging Markets Fund – Class III
2005	0.95% to 2.45%	4,965,345	19.35 to 18.33	95,170,769	0.52%	31.40% to 29.54%
2004	0.95% to 2.35%	3,106,247	14.73 to 14.19	45,429,179	1.04%	19.61% to 18.08%
2003	0.95% to 2.40%	2,849,141	12.31 to 12.01	34,902,010	0.47%	63.65% to 61.26%
2002	0.95% to 2.25%	1,318,331	7.45 to 7.52	9,892,328	0.36%	-25.50% to -24.76%	(a) (b)

Gartmore GVIT Emerging Markets Fund – Class VI
2005	1.50% to 2.45%	39,305	15.32 to 15.08	598,733	0.49%	30.51% to 29.25%
2004	1.50% to 2.20%	13,294	11.74 to 11.68	155,709	1.69%	17.39% to 16.84%	(a) (b)

Gartmore GVIT Federated High Income Bond Fund – Class I
2005	0.95% to 2.50%	8,998,545	14.05 to 11.74	121,811,097	6.73%	1.41% to -0.14%
2004	0.95% to 2.65%	16,155,881	13.85 to 11.65	216,070,644	6.95%	9.05% to 7.24%
2003	0.95% to 2.50%	16,524,655	12.70 to 10.94	203,364,646	7.83%	21.11% to 19.28%
2002	0.95% to 2.20%	13,477,703	8.90 to 10.49	137,551,122	8.60%	0.65% to 2.24%
2001	0.95% to 2.20%	9,462,395	8.82 to 10.26	95,231,351	10.09%	1.53% to 3.22%

Gartmore GVIT Federated High Income Bond Fund – Class III
2005	0.95% to 2.65%	3,808,514	10.47 to 10.36	39,805,529	8.70%	4.74% to 3.56%	(a) (b)

Gartmore GVIT Global Financial Services Fund – Class I
2005	1.25%	2,396	15.74	37,710	1.26%	9.77%
2004	1.25%	3,093	14.34	44,349	1.54%	19.48%
2003	1.25%	2,686	12.00	32,234	0.46%	39.69%

Gartmore GVIT Global Financial Services Fund – Class III
2005	0.95% to 2.60%	740,148	16.37 to 15.35	11,984,534	1.58%	10.12% to 8.35%
2004	0.95% to 2.60%	614,645	14.86 to 14.17	9,063,639	1.77%	19.98% to 18.11%
2003	0.95% to 2.60%	444,314	12.39 to 11.99	5,474,639	0.55%	40.12% to 37.82%
2002	0.95% to 2.00%	268,594	8.71 to 8.84	2,369,793	0.15%	-12.86% to -11.58%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT Global Health Sciences Fund – Class I
2005	1.25%	8,212	$12.73	$104,566	0.00%	7.09%
2004	1.25%	8,804	11.89	104,685	0.00%	6.51%
2003	1.25%	580	11.16	6,475	0.00%	34.99%

Gartmore GVIT Global Health Sciences Fund – Class III
2005	0.95% to 2.65%	2,518,573	13.16 to 12.31	32,740,994	0.00%	7.40% to 5.60%
2004	0.95% to 2.65%	2,433,103	12.25 to 11.65	29,522,923	0.00%	6.82% to 5.06%
2003	0.95% to 2.65%	1,751,103	11.47 to 11.09	19,957,282	0.00%	35.47% to 33.19%
2002	0.95% to 2.60%	966,515	8.33 to 8.47	8,156,119	0.00%	-16.73% to -15.34%	(a) (b)

Gartmore GVIT Global Technology and Communications Fund – Class I
2005	0.95% to 2.20%	788,346	3.02 to 2.83	2,499,299	0.00%	-1.46% to -2.70%
2004	0.95% to 2.20%	997,831	3.07 to 3.57	3,219,904	0.00%	3.32% to 2.08%
2003	0.95% to 2.20%	1,232,090	2.97 to 3.50	3,847,558	0.00%	53.76% to 51.78%
2002	0.95% to 2.20%	1,513,650	1.88 to 2.35	3,100,271	0.66%	-44.20% to -43.33%
2001	0.95% to 2.20%	2,521,408	3.35 to 4.19	9,096,947	0.00%	-44.30% to -43.27%

Gartmore GVIT Global Technology and Communications Fund – Class III
2005	0.95% to 2.40%	916,675	11.18 to 10.59	10,136,663	0.00%	-1.46% to -2.91%
2004	0.95% to 2.40%	1,321,233	11.34 to 10.90	14,861,753	0.00%	3.29% to 1.84%
2003	0.95% to 2.55%	2,165,513	10.98 to 10.68	23,644,482	0.00%	53.72% to 51.25%
2002	0.95% to 2.20%	511,430	7.07 to 7.14	3,648,433	0.40%	-29.32% to -28.56%	(a) (b)

Gartmore GVIT Global Utilities Fund – Class I
2005	1.25%	4,277	14.22	60,835	2.07%	5.06%
2004	1.25%	5,693	13.54	77,075	1.27%	28.34%
2003	1.25%	5,169	10.55	54,526	0.52%	22.50%

Gartmore GVIT Global Utilities Fund – Class III
2005	0.95% to 2.55%	1,719,422	13.29 to 12.48	22,577,766	2.40%	5.47% to 3.87%
2004	0.95% to 2.55%	1,576,428	12.60 to 12.01	19,709,923	1.30%	28.71% to 26.76%
2003	0.95% to 2.55%	303,185	9.79 to 9.48	2,946,757	0.64%	22.99% to 21.00%
2002	0.95% to 2.05%	97,862	7.84 to 7.96	775,686	1.27%	-21.58% to -20.43%	(a) (b)

Gartmore GVIT Government Bond Fund – Class I
2005	0.95% to 2.60%	42,401,094	14.56 to 11.86	575,425,464	3.64%	2.29% to 0.60%
2004	0.95% to 2.60%	48,795,618	14.24 to 11.79	649,792,719	5.35%	2.28% to 0.59%
2003	0.95% to 2.65%	61,425,031	13.92 to 11.69	801,670,591	3.35%	1.03% to -0.67%
2002	0.95% to 2.25%	77,981,271	11.77 to 13.78	1,011,348,469	4.58%	8.08% to 9.93%
2001	0.95% to 2.25%	51,441,846	10.89 to 12.53	614,717,734	5.32%	4.45% to 6.23%

Gartmore GVIT Government Bond Fund – Class II
2005	1.50% to 2.60%	1,433,490	11.08 to 10.64	15,694,602	3.40%	1.47% to 0.34%
2004	1.50% to 2.60%	1,628,935	10.92 to 10.60	17,636,604	5.11%	1.47% to 0.33%
2003	1.50% to 2.60%	1,961,425	10.76 to 10.56	20,998,616	3.98%	0.24% to -0.88%
2002	1.50% to 2.60%	945,128	10.66 to 10.74	10,126,255	2.83%	6.58% to 7.38%	(a) (b)

Gartmore GVIT Growth Fund – Class I
2005	0.95% to 2.50%	10,681,078	7.50 to 5.02	77,433,925	0.08%	5.49% to 3.88%
2004	0.95% to 2.50%	12,847,793	7.11 to 4.83	88,536,579	0.31%	7.13% to 5.52%
2003	0.95% to 2.50%	14,947,044	6.64 to 4.58	96,289,796	0.02%	31.48% to 29.39%
2002	0.95% to 2.05%	16,188,470	3.42 to 5.05	79,642,219	0.00%	-30.60% to -29.40%
2001	0.95% to 1.90%	19,812,385	4.93 to 7.15	138,671,512	0.00%	-30.07% to -28.82%

Gartmore GVIT ID Aggressive Fund – Class II
2005	0.95% to 2.65%	5,839,704	13.02 to 12.18	74,890,629	1.87%	6.91% to 5.13%
2004	0.95% to 2.65%	5,429,388	12.18 to 11.58	65,348,850	1.69%	12.94% to 11.10%
2003	0.95% to 2.65%	4,049,277	10.79 to 10.43	43,273,923	1.41%	30.62% to 28.37%
2002	0.95% to 2.60%	1,544,512	8.10 to 8.26	12,699,362	1.09%	-19.92% to -17.42%	(a) (b)

Gartmore GVIT ID Conservative Fund – Class II
2005	0.95% to 2.65%	9,613,350	11.29 to 10.56	107,088,116	2.76%	2.33% to 0.60%
2004	0.95% to 2.65%	10,005,688	11.04 to 10.50	109,291,782	2.33%	3.66% to 1.91%
2003	0.95% to 2.65%	10,506,818	10.65 to 10.30	111,096,410	2.82%	6.88% to 5.06%
2002	0.95% to 2.60%	6,278,984	9.80 to 9.96	62,335,100	2.54%	-1.97% to -0.39%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT ID Moderate Fund – Class II
2005	0.95% to 2.65%	37,043,015	$12.20 to	11.40	$445,329,806	2.28%	4.35% to	2.60%
2004	0.95% to 2.65%	35,448,745	11.69 to	11.12	409,682,246	2.05%	8.50% to	6.70%
2003	0.95% to 2.65%	28,925,404	10.77 to	10.42	309,210,666	1.90%	18.91% to	16.88%
2002	0.95% to 2.60%	13,348,727	8.91 to	9.06	120,505,145	1.68%	-11.18% to	-9.41%	(a) (b)

Gartmore GVIT ID Moderately Aggressive Fund – Class II
2005	0.95% to 2.85%	20,208,078	12.72 to	11.80	253,047,764	2.10%	6.06% to	4.08%
2004	0.95% to 2.85%	18,307,486	11.99 to	11.34	216,903,970	1.80%	11.03% to	8.98%
2003	0.95% to 2.85%	13,776,564	10.80 to	10.40	147,557,142	1.48%	25.44% to	23.04%
2002	0.95% to 2.60%	5,730,817	8.45 to	8.61	49,131,920	1.32%	-16.08% to	-13.89%	(a) (b)

Gartmore GVIT ID Moderately Conservative Fund – Class II
2005	0.95% to 2.65%	15,406,649	11.82 to	11.06	179,533,287	2.60%	3.50% to	1.75%
2004	0.95% to 2.65%	15,686,074	11.42 to	10.86	177,228,363	2.25%	6.14% to	4.37%
2003	0.95% to 2.65%	14,393,258	10.76 to	10.41	153,730,145	2.39%	12.62% to	10.70%
2002	0.95% to 2.60%	7,262,378	9.40 to	9.56	69,158,135	2.11%	-5.96% to	-4.43%	(a) (b)

Gartmore GVIT International Growth Fund – Class I
2005	0.95% to 2.10%	138,198	9.61 to	8.40	1,272,654	0.96%	28.98% to	27.58%
2004	0.95% to 2.10%	158,756	7.45 to	6.58	1,138,344	0.76%	13.11% to	11.91%
2003	0.95% to 2.10%	187,653	6.59 to	5.86	1,193,370	0.00%	34.34% to	32.58%
2002	0.95% to 1.85%	227,163	4.43 to	4.90	1,078,351	0.00%	-25.80% to	-24.83%
2001	0.95% to 1.90%	250,125	5.97 to	6.52	1,585,220	0.25%	-30.28% to	-29.33%

Gartmore GVIT International Growth Fund – Class III
2005	0.95% to 2.55%	1,621,932	15.24 to	14.37	24,441,820	0.83%	28.94% to	26.97%
2004	0.95% to 2.15%	665,501	11.82 to	11.44	7,803,470	1.00%	13.27% to	12.01%
2003	0.95% to 2.05%	441,368	10.44 to	10.24	4,580,456	0.00%	34.05% to	32.56%
2002	0.95% to 2.05%	195,852	7.72 to	7.79	1,521,407	0.00%	-22.76% to	-22.14%	(a) (b)

Gartmore GVIT J.P. Morgan Balanced Fund – Class I
2005	0.95% to 2.65%	12,798,198	11.34 to	9.26	141,266,241	1.96%	1.57% to	-0.14%
2004	0.95% to 2.65%	14,529,688	11.17 to	9.27	158,341,735	1.94%	7.46% to	5.67%
2003	0.95% to 2.65%	15,489,907	10.39 to	8.77	157,300,998	1.73%	17.29% to	15.28%
2002	0.95% to 2.20%	14,568,854	7.44 to	8.86	126,552,438	2.20%	-14.67% to	-13.15%
2001	0.95% to 2.20%	13,426,670	8.68 to	10.20	135,233,293	2.33%	-5.92% to	-4.59%

Gartmore GVIT Mid Cap Growth Fund – Class I
2005	0.95% to 2.65%	6,941,684	13.19 to	9.93	93,142,769	0.00%	8.70% to	6.90%
2004	0.95% to 2.65%	7,830,003	12.13 to	9.29	96,860,973	0.00%	14.24% to	12.37%
2003	0.95% to 2.65%	8,921,111	10.62 to	8.26	96,911,423	0.00%	38.81% to	36.38%
2002	0.95% to 2.25%	8,014,482	3.21 to	8.32	62,837,582	0.00%	-38.83% to	-37.61%
2001	0.95% to 2.05%	9,802,628	8.27 to	13.35	123,698,577	0.00%	-32.22% to	-30.98%

Gartmore GVIT Money Market Fund – Class I
2005	0.95% to 2.60%	45,063,953	11.93 to	9.89	515,102,832	2.84%	1.70% to	0.01%
2004	0.95% to 2.60%	47,255,568	11.73 to	9.89	533,222,860	0.88%	-0.15% to	-1.81%
2003	0.95% to 2.60%	61,044,850	11.75 to	10.07	691,344,651	0.67%	-0.33% to	-1.99%
2002	0.95% to 2.60%	98,379,110	10.27 to	11.79	1,120,076,990	1.18%	-1.31% to	0.25%
2001	0.95% to 2.25%	117,529,505	10.50 to	11.76	1,332,823,895	3.10%	1.13% to	2.61%

Gartmore GVIT Nationwide® Fund – Class I
2005	0.95% to 2.65%	29,996,004	12.85 to	9.56	380,305,497	0.88%	6.42% to	4.65%
2004	0.95% to 2.65%	35,853,013	12.08 to	9.13	427,878,572	1.23%	8.71% to	6.91%
2003	0.95% to 2.65%	40,667,472	11.11 to	8.54	447,026,775	0.54%	26.30% to	24.12%
2002	0.95% to 2.25%	43,675,677	6.55 to	8.80	380,932,564	0.85%	-19.47% to	-18.14%
2001	0.95% to 2.25%	48,260,088	8.11 to	10.75	515,465,142	0.75%	-14.10% to	-12.66%

Gartmore GVIT Nationwide® Fund – Class II
2005	1.50% to 2.60%	195,744	11.51 to	11.05	2,210,461	0.67%	5.44% to	4.26%
2004	1.50% to 2.60%	228,367	10.92 to	10.59	2,461,950	1.03%	7.89% to	6.69%
2003	1.50% to 2.60%	243,662	10.12 to	9.93	2,445,831	0.47%	25.33% to	23.93%
2002	1.50% to 2.60%	95,189	8.01 to	8.07	767,177	0.76%	-19.88% to	-19.27%	(a) (b)

Gartmore GVIT Nationwide® Leaders Fund – Class I
2005	1.25%	286	13.26		3,793	1.19%	8.94%
2004	1.25%	311	12.17		3,786	0.38%	17.31%
2003	1.25%	337	10.38		3,497	0.22%	23.82%
2002	1.25%	355	8.38		2,975	0.54%	-16.18%		(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT Nationwide® Leaders Fund – Class III
2005	0.95% to 2.65%	974,521	$14.64 to	13.70	$14,087,780	1.51%	9.26% to	7.46%
2004	0.95% to 2.25%	517,620	13.40 to	12.90	6,878,568	0.39%	17.64% to	16.19%
2003	0.95% to 2.40%	555,773	11.39 to	11.07	6,293,400	0.20%	24.40% to	22.57%
2002	0.95% to 2.20%	675,300	9.03 to	9.16	6,165,014	1.34%	-9.72% to	-8.43%	(a) (b)

Gartmore GVIT Nationwide® Strategic Value Fund – Class I
2003	0.95% to 2.10%	1,255,626	10.06 to	9.75	13,203,244	0.03%	37.49% to	35.87%
2002	0.95% to 1.80%	1,421,331	6.29 to	9.39	10,832,478	0.03%	-26.99% to	-26.07%
2001	0.95% to 1.80%	1,814,381	8.58 to	12.72	18,783,461	0.48%	-5.30% to	-4.18%

Gartmore GVIT Small Cap Growth Fund – Class I
2005	0.95% to 2.65%	5,993,892	15.79 to	14.08	92,742,674	0.00%	7.07% to	5.29%
2004	0.95% to 2.65%	6,907,587	14.75 to	13.37	100,140,193	0.00%	12.34% to	10.48%
2003	0.95% to 2.65%	7,921,776	13.13 to	12.10	102,531,773	0.00%	32.99% to	30.67%
2002	0.95% to 2.25%	7,239,678	4.39 to	9.87	70,683,692	0.00%	-35.14% to	-33.92%
2001	0.95% to 2.20%	7,019,483	14.37 to	14.94	104,113,801	0.00%	-13.15% to	-11.69%

Gartmore GVIT Small Cap Growth Fund – Class II
2005	1.50% to 2.60%	180,755	11.22 to	10.77	2,007,699	0.00%	6.12% to	4.94%
2004	1.50% to 2.60%	205,976	10.57 to	10.26	2,160,538	0.00%	11.47% to	10.23%
2003	1.50% to 2.60%	206,299	9.49 to	9.31	1,946,808	0.00%	32.05% to	30.58%
2002	1.50% to 2.60%	62,244	7.13 to	7.18	446,027	0.00%	-28.70% to	-28.16%	(a) (b)

Gartmore GVIT Small Cap Value Fund – Class I
2005	0.95% to 2.85%	15,479,024	22.22 to	20.03	393,884,010	0.06%	2.10% to	0.19%
2004	0.95% to 2.85%	18,902,563	21.77 to	19.99	470,375,470	0.00%	16.18% to	14.10%
2003	0.95% to 2.85%	20,424,000	18.73 to	17.52	437,227,841	0.00%	55.37% to	52.38%
2002	0.95% to 2.40%	20,923,018	9.81 to	16.47	287,510,313	0.01%	-29.29% to	-27.86%
2001	0.95% to 2.25%	20,396,752	13.77 to	22.87	383,267,849	0.04%	24.96% to	27.05%

Gartmore GVIT Small Cap Value Fund – Class II
2005	1.50% to 2.60%	265,601	12.78 to	12.26	3,359,146	0.00%	1.24% to	0.12%
2004	1.50% to 2.60%	288,728	12.62 to	12.25	3,616,650	0.00%	15.24% to	13.96%
2003	1.50% to 2.60%	271,345	10.95 to	10.75	2,957,361	0.00%	54.10% to	52.39%
2002	1.50% to 2.60%	91,515	7.05 to	7.11	648,541	0.00%	-29.47% to	-28.93%	(a) (b)

Gartmore GVIT Small Company Fund – Class I
2005	0.95% to 2.70%	15,568,695	20.51 to	19.11	350,774,843	0.00%	11.25% to	9.37%
2004	0.95% to 2.70%	17,198,697	18.44 to	17.47	348,300,700	0.00%	17.89% to	15.93%
2003	0.95% to 2.70%	18,060,444	15.64 to	15.07	310,330,135	0.00%	39.67% to	37.22%
2002	0.95% to 2.25%	17,985,000	7.39 to	14.03	220,913,252	0.00%	-19.60% to	-18.11%
2001	0.95% to 2.25%	17,761,358	9.15 to	17.16	264,333,775	0.11%	-9.27% to	-7.60%

Gartmore GVIT Small Company Fund – Class II
2005	1.50% to 2.60%	364,034	13.98 to	13.42	5,027,436	0.00%	10.33% to	9.10%
2004	1.50% to 2.60%	386,685	12.67 to	12.30	4,856,465	0.00%	17.00% to	15.70%
2003	1.50% to 2.60%	389,998	10.83 to	10.63	4,200,161	0.00%	38.51% to	36.96%
2002	1.50% to 2.60%	153,778	7.76 to	7.82	1,199,574	0.00%	-22.38% to	-21.79%	(a) (b)

Gartmore GVIT Turner Growth Focus Fund – Class I
2003	0.95% to 2.35%	559,208	3.23 to	2.86	1,760,628	0.00%	49.53% to	47.37%
2002	0.95% to 1.90%	750,449	1.94 to	2.16	1,580,486	0.00%	-44.37% to	-43.40%
2001	0.95% to 1.90%	1,938,798	3.49 to	3.82	7,191,214	0.00%	-40.83% to	-39.61%

Gartmore GVIT Turner Growth Focus Fund – Class III
2003	0.95% to 2.45%	471,588	11.19 to	10.90	5,254,060	0.00%	49.05% to	46.81%
2002	0.95% to 1.90%	131,153	7.43 to	7.51	982,915	0.00%	-25.70% to	-24.94%	(a) (b)

Gartmore GVIT U.S. Growth Leaders Fund – Class I
2005	1.25% to 2.25%	21,415	15.04 to	11.55	316,390	0.00%	10.57% to	15.52%	(b)
2004	1.25%	17,830	13.60		242,559	0.00%	11.00%
2003	1.25%	575	12.26		7,047	0.00%	50.24%

Gartmore GVIT U.S. Growth Leaders Fund – Class III
2005	0.95% to 2.65%	1,991,805	14.01 to	13.10	27,583,203	0.00%	10.93% to	9.10%
2004	0.95% to 2.60%	1,936,359	12.63 to	12.02	24,247,683	0.00%	11.38% to	9.52%
2003	0.95% to 2.60%	3,766,233	11.34 to	10.98	42,432,617	0.00%	50.95% to	48.44%
2002	0.95% to 2.60%	525,137	7.40 to	7.51	3,932,114	0.00%	-26.04% to	-24.87%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT Van Kampen GVIT Multi-Sector Bond Fund – Class I
2005	0.95% to 2.65%	12,458,176	$14.03 to	12.28	$171,819,314	3.90%	1.21% to	-0.50%
2004	0.95% to 2.65%	12,983,235	13.86 to	12.34	177,337,309	4.89%	5.52% to	3.74%
2003	0.95% to 2.60%	13,033,009	13.13 to	12.00	169,204,066	5.36%	11.05% to	9.20%
2002	0.95% to 2.60%	13,884,968	10.89 to	11.96	163,062,295	5.45%	4.42% to	6.19%
2001	0.95% to 2.20%	11,028,888	10.39 to	11.29	122,424,789	5.69%	1.81% to	3.19%

Gartmore GVIT Van Kampen Value Fund – Class I
2005	0.95% to 2.60%	7,349,707	12.15 to	9.24	88,152,657	1.60%	3.26% to	1.59%
2004	0.95% to 2.60%	8,373,849	11.77 to	9.09	97,664,621	1.30%	16.38% to	14.55%
2003	0.95% to 2.70%	5,371,018	10.11 to	7.90	53,809,350	1.27%	30.19% to	27.86%
2002	0.95% to 2.25%	4,287,245	5.91 to	7.91	33,188,223	1.31%	-27.24% to	-25.86%
2001	0.95% to 2.10%	4,369,756	8.09 to	10.70	45,828,137	1.35%	-14.24% to	-12.99%

Gartmore GVIT Worldwide Leaders Fund – Class I
2005	0.95% to 2.50%	1,665,870	13.67 to	10.20	22,435,929	0.92%	18.21% to	16.45%
2004	0.95% to 2.50%	1,993,649	11.57 to	8.76	22,767,882	0.00%	14.57% to	12.87%
2003	0.95% to 2.50%	2,305,470	10.01 to	7.76	23,018,222	0.00%	34.77% to	32.61%
2002	0.95% to 2.20%	3,092,482	5.54 to	7.63	22,647,345	1.21%	-27.44% to	-26.10%
2001	0.95% to 2.20%	3,514,002	7.59 to	10.34	35,384,282	1.76%	-20.84% to	-19.59%

Gartmore GVIT Worldwide Leaders Fund – Class III
2005	0.95% to 2.40%	703,872	18.42 to	17.75	12,874,064	0.71%	18.21% to	16.57%
2004	0.95% to 2.40%	448,762	15.58 to	15.22	6,962,507	0.00%	14.57% to	12.99%
2003	0.95% to 2.65%	430,617	13.60 to	13.45	5,839,397	0.00%	35.99% to	34.50%	(a) (b)

Janus AS – Balanced Portfolio – Service Shares
2005	1.25%	7,136	11.73		83,685	2.00%	6.32%
2004	1.25%	7,867	11.03		86,775	3.56%	6.94%
2003	1.25%	1,744	10.31		17,988	0.00%	3.14%		(a) (b)

Janus AS – Forty Portfolio – Service Shares
2005	0.95% to 2.70%	25,585,852	8.17 to	11.21	235,739,185	0.01%	11.49% to	9.60%
2004	0.95% to 2.70%	29,018,242	7.32 to	10.22	240,430,077	0.02%	16.85% to	14.86%
2003	0.95% to 2.70%	33,279,122	6.27 to	8.90	237,019,223	0.24%	19.09% to	16.98%
2002	0.95% to 2.25%	38,006,657	5.06 to	8.02	228,220,423	0.30%	-18.27% to	-16.73%
2001	0.95% to 2.20%	45,531,568	6.17 to	9.68	331,633,875	0.87%	-23.91% to	-22.58%

Janus AS – Global Technology Portfolio – Service II Shares
2005	0.95% to 2.40%	1,809,622	11.41 to	10.81	20,407,786	0.00%	10.27% to	8.69%
2004	0.95% to 2.40%	2,038,707	10.35 to	9.95	20,914,190	0.00%	-0.12% to	-1.52%
2003	0.95% to 2.40%	2,119,951	10.36 to	10.10	21,841,396	0.00%	45.74% to	43.58%
2002	0.95% to 2.25%	1,620,570	7.03 to	7.11	11,490,667	0.00%	-29.66% to	-28.90%	(a) (b)

Janus AS – Global Technology Portfolio – Service Shares
2005	0.95% to 2.45%	12,377,329	3.78 to	3.43	45,930,367	0.00%	10.49% to	8.85%
2004	0.95% to 2.45%	15,268,291	3.43 to	3.15	51,426,185	0.00%	-0.39% to	-1.84%
2003	0.95% to 2.45%	18,787,902	3.44 to	3.21	63,696,571	0.00%	45.08% to	42.82%
2002	0.95% to 2.20%	24,072,809	2.25 to	2.37	56,417,204	0.00%	-42.53% to	-41.49%
2001	0.95% to 2.20%	37,284,126	3.91 to	4.05	149,944,155	0.59%	-39.16% to	-37.92%

Janus AS – International Growth Portfolio – Service II Shares
2005	0.95% to 2.50%	5,457,024	15.90 to	15.02	85,809,891	1.07%	30.77% to	28.84%
2004	0.95% to 2.50%	4,947,582	12.16 to	11.66	59,657,128	0.84%	17.58% to	15.86%
2003	0.95% to 2.50%	4,987,992	10.34 to	10.06	51,293,210	0.97%	33.27% to	31.14%
2002	0.95% to 2.20%	3,951,071	7.67 to	7.76	30,585,952	0.39%	-23.27% to	-22.41%	(a) (b)

Janus AS – International Growth Portfolio – Service Shares
2005	0.95% to 2.50%	12,338,040	9.36 to	14.88	134,879,076	0.99%	30.69% to	28.76%
2004	0.95% to 2.50%	14,665,587	7.16 to	11.56	122,981,313	0.79%	17.56% to	15.84%
2003	0.95% to 2.50%	17,681,761	6.09 to	9.98	126,313,887	0.90%	33.26% to	31.12%
2002	0.95% to 2.25%	22,978,097	4.40 to	7.95	123,326,217	0.59%	-27.71% to	-26.46%
2001	0.95% to 2.25%	33,201,893	6.06 to	10.88	243,618,255	0.69%	-25.52% to	-24.16%

Janus AS – Risk-Managed Core Portfolio – Service Shares
2005	0.95% to 2.25%	312,325	15.63 to	15.11	4,849,120	1.55%	9.86% to	8.49%
2004	0.95% to 2.05%	355,509	14.22 to	13.96	5,037,861	1.76%	16.35% to	15.06%
2003	0.95% to 2.35%	93,176	12.22 to	12.11	1,136,918	0.15%	22.24% to	21.13%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio
2005	0.95% to 2.55%	5,126,253	$12.35 to	12.03	$63,040,445	0.19%	8.18% to	6.51%
2004	0.95% to 2.55%	2,153,173	11.41 to	11.29	24,534,399	0.00%	14.12% to	12.92%	(a) (b)

MFS® VIT – Investors Growth Stock Series – Service Class
2005	1.25% to 2.25%	25,301	11.25 to	10.98	284,412	0.15%	2.93% to	9.77%	(b)
2004	1.25%	20,161	10.93		220,403	0.00%	7.62%

MFS® VIT – Mid Cap Growth Series – Service Class
2005	1.50% to 2.60%	337,675	10.90 to	10.46	3,634,793	0.00%	1.32% to	0.19%
2004	1.50% to 2.60%	425,670	10.76 to	10.44	4,537,608	0.00%	12.66% to	11.41%
2003	1.50% to 2.60%	428,276	9.55 to	9.37	4,067,064	0.00%	34.56% to	33.06%
2002	1.50% to 2.60%	187,101	7.04 to	7.10	1,324,318	0.00%	-29.57% to	-29.04%	(a) (b)

MFS® VIT – New Discovery Series – Service Class
2005	1.50% to 2.60%	162,284	10.62 to	10.19	1,702,676	0.00%	3.46% to	2.31%
2004	1.50% to 2.60%	201,354	10.27 to	9.96	2,048,276	0.00%	4.62% to	3.45%
2003	1.50% to 2.60%	205,441	9.81 to	9.63	2,004,511	0.00%	31.43% to	29.97%
2002	1.50% to 2.50%	55,031	7.42 to	7.47	409,770	0.00%	-25.83% to	-25.32%	(a) (b)

MFS® VIT – Value Series – Service Class
2005	1.50% to 2.60%	311,423	12.12 to	11.63	3,727,418	0.64%	4.87% to	3.71%
2004	1.50% to 2.60%	326,744	11.55 to	11.21	3,740,488	0.40%	13.10% to	11.84%
2003	1.50% to 2.60%	330,815	10.22 to	10.03	3,360,300	0.17%	22.84% to	21.47%
2002	1.50% to 2.60%	126,768	8.25 to	8.32	1,052,083	0.00%	-17.45% to	-16.83%	(a) (b)

Neuberger Berman AMT – Fasciano Portfolio – S Class
2005	1.50% to 2.60%	117,937	13.51 to	12.97	1,575,618	0.00%	1.36% to	0.23%
2004	1.50% to 2.60%	134,690	13.33 to	12.94	1,780,981	0.00%	10.20% to	8.97%
2003	1.50% to 2.60%	131,193	12.01 to	11.87	1,578,632	0.00%	23.19% to	21.81%
2002	1.50% to 2.60%	33,884	9.75 to	9.82	331,753	0.00%	-2.53% to	-1.80%	(a) (b)

Neuberger Berman AMT – Focus Portfolio – S Class
2005	1.50% to 2.60%	39,503	21.03 to	20.18	816,015	0.00%	-1.60% to	-2.70%
2004	1.50% to 2.60%	45,622	21.37 to	20.74	963,014	0.00%	4.62% to	3.45%
2003	1.50% to 2.60%	48,070	20.43 to	20.05	974,606	0.00%	87.75% to	85.66%
2002	1.50% to 2.60%	10,974	10.80 to	10.88	118,987	0.00%	7.98% to	8.80%	(a) (b)

Neuberger Berman AMT – Guardian Portfolio – I Class
2005	0.95% to 2.40%	6,511,626	17.85 to	11.34	107,576,898	0.15%	7.36% to	5.85%
2004	0.95% to 2.40%	7,395,161	16.62 to	10.72	114,487,471	0.12%	14.71% to	13.13%
2003	0.95% to 2.40%	8,232,006	14.49 to	9.47	111,415,197	0.86%	30.51% to	28.56%
2002	0.95% to 2.25%	8,581,564	6.81 to	11.10	89,348,086	0.74%	-28.20% to	-27.15%
2001	0.95% to 2.25%	8,329,535	9.47 to	15.24	120,350,763	0.40%	-3.80% to	-2.45%

Neuberger Berman AMT – International Portfolio – S Class
2005	1.25%	812	11.65		9,462	0.21%	16.53%		(a) (b)

Neuberger Berman AMT – Limited Maturity Bond Portfolio®– I Class
2005	0.95% to 2.35%	4,630,463	10.07 to	9.69	46,690,045	2.91%	0.48% to	-0.93%
2004	0.95% to 2.35%	4,141,923	10.02 to	9.78	41,675,796	4.72%	-0.18% to	-1.59%
2003	0.95% to 2.20%	2,341,639	10.04 to	9.95	23,684,746	7.44%	0.36% to	-0.49%	(a) (b)

Neuberger Berman AMT – Mid Cap Growth Portfolio®– I Class
2005	0.95% to 2.65%	10,420,932	19.40 to	10.56	179,006,315	0.00%	12.66% to	10.81%
2004	0.95% to 2.65%	12,187,318	17.22 to	9.53	186,500,405	0.00%	15.20% to	13.31%
2003	0.95% to 2.65%	13,310,419	14.95 to	8.41	177,287,825	0.00%	26.86% to	24.63%
2002	0.95% to 2.25%	13,997,826	4.21 to	11.78	147,934,257	0.00%	-31.31% to	-30.01%
2001	0.95% to 2.25%	16,244,793	6.09 to	16.84	248,709,387	0.00%	-26.64% to	-25.37%

Neuberger Berman AMT – Partners Portfolio®– I Class
2005	0.95% to 2.65%	11,757,754	14.79 to	12.49	180,431,475	1.02%	16.93% to	15.02%
2004	0.95% to 2.35%	9,929,548	12.65 to	11.06	130,061,644	0.01%	17.85% to	16.28%
2003	0.95% to 2.40%	10,120,850	10.74 to	9.49	112,336,089	0.00%	33.81% to	31.83%
2002	0.95% to 2.20%	9,838,338	6.58 to	9.04	81,171,261	0.59%	-25.98% to	-24.86%
2001	0.95% to 2.20%	10,900,243	8.87 to	12.05	119,317,746	0.37%	-5.14% to	-3.76%

Neuberger Berman AMT – Regency Portfolio®– S Class
2005	1.25% to 2.25%	8,773	11.57 to	11.49	101,379	0.00%	15.65% to	14.88%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman AMT – Socially Responsive Portfolio®– I Class
2005	0.95% to 2.20%	380,100	$11.97 to	14.14	$4,777,305	0.00%	5.84% to	4.56%
2004	0.95% to 2.20%	119,039	11.31 to	11.22	1,430,368	0.00%	13.12% to	12.17%	(a) (b)

Oppenheimer Aggressive Growth Fund/VA – Initial Class
2005	0.95% to 2.70%	14,779,566	13.56 to	11.10	218,757,332	0.00%	11.26% to	9.38%
2004	0.95% to 2.70%	16,225,604	12.19 to	10.15	215,497,732	0.00%	18.64% to	16.63%
2003	0.95% to 2.70%	18,042,331	10.28 to	8.70	201,857,509	0.00%	24.40% to	22.18%
2002	0.95% to 2.25%	18,771,046	6.60 to	10.21	168,831,018	0.68%	-29.85% to	-28.48%
2001	0.95% to 2.20%	22,119,714	9.35 to	14.29	277,146,600	0.94%	-33.27% to	-31.93%

Oppenheimer Capital Appreciation Fund/VA – Initial Class
2005	0.95% to 2.70%	28,080,385	15.02 to	10.73	427,622,622	0.92%	4.10% to	2.30%
2004	0.95% to 2.70%	32,989,279	14.42 to	10.49	483,179,895	0.31%	5.92% to	4.12%
2003	0.95% to 2.70%	34,255,234	13.62 to	10.07	474,551,297	0.37%	29.70% to	27.39%
2002	0.95% to 2.25%	34,239,324	5.94 to	11.45	366,481,742	0.60%	-28.93% to	-27.55%
2001	0.95% to 2.25%	33,328,767	8.31 to	15.83	493,623,497	0.59%	-15.02% to	-13.41%

Oppenheimer Capital Appreciation Fund/VA – Service Class
2005	1.50% to 2.60%	651,152	10.96 to	10.52	7,054,563	0.75%	3.29% to	2.14%
2004	1.50% to 2.60%	733,839	10.61 to	10.29	7,717,903	0.22%	5.02% to	3.84%
2003	1.50% to 2.60%	724,583	10.10 to	9.91	7,279,334	0.28%	28.73% to	27.29%
2002	1.50% to 2.60%	357,291	7.79 to	7.85	2,797,449	0.00%	-22.12% to	-21.53%	(a) (b)

Oppenheimer Global Securities Fund/VA – Class 3
2005	0.95% to 2.65%	11,634,927	19.07 to	18.25	220,237,863	0.96%	13.25% to	11.39%
2004	0.95% to 2.65%	10,678,196	16.84 to	16.39	178,971,646	1.09%	18.06% to	16.16%
2003	0.95% to 2.65%	7,189,189	14.26 to	14.11	102,340,129	0.00%	42.62% to	41.07%	(a) (b)

Oppenheimer Global Securities Fund/VA – Initial Class
2005	0.95% to 2.85%	14,093,591	12.13 to	16.98	186,103,129	1.01%	13.23% to	11.14%
2004	0.95% to 2.85%	16,374,164	10.72 to	15.28	191,319,125	1.23%	18.03% to	15.90%
2003	0.95% to 2.85%	19,398,205	9.08 to	13.19	192,522,627	0.96%	41.66% to	38.92%
2002	0.95% to 2.40%	26,384,682	6.19 to	10.02	185,709,706	0.48%	-24.41% to	-22.88%
2001	0.95% to 2.25%	15,482,090	8.13 to	13.06	144,367,444	0.48%	-14.49% to	-12.88%

Oppenheimer Global Securities Fund/VA – Service Class
2005	1.50% to 2.60%	497,633	14.24 to	13.67	6,993,925	0.85%	12.35% to	11.10%
2004	1.50% to 2.60%	565,069	12.68 to	12.30	7,094,421	1.10%	17.10% to	15.79%
2003	1.50% to 2.60%	655,617	10.83 to	10.62	7,054,981	0.70%	40.72% to	39.15%
2002	1.50% to 2.60%	458,129	7.64 to	7.69	3,515,564	0.00%	-23.65% to	-23.07%	(a) (b)

Oppenheimer High Income Fund/VA – Service Class
2005	1.25%	22,431	11.16		250,299	8.18%	0.73%
2004	1.25%	9,185	11.08		101,746	0.35%	7.37%

Oppenheimer Main Street Fund®/VA – Initial Class
2005	0.95% to 2.65%	27,537,079	11.85 to	9.90	345,511,948	1.36%	4.97% to	3.21%
2004	0.95% to 2.65%	32,018,278	11.29 to	9.59	383,272,912	0.84%	8.42% to	6.64%
2003	0.95% to 2.65%	36,088,504	10.41 to	8.99	399,297,369	0.89%	25.52% to	23.34%
2002	0.95% to 2.25%	35,365,474	6.25 to	9.56	311,700,007	0.76%	-21.00% to	-19.57%
2001	0.95% to 2.25%	35,201,321	7.87 to	11.91	385,779,153	0.52%	-12.45% to	-11.02%

Oppenheimer Main Street Fund®/VA – Service Class
2005	1.50% to 2.60%	782,227	11.22 to	10.77	8,680,626	1.15%	4.16% to	3.00%
2004	1.50% to 2.60%	862,728	10.77 to	10.45	9,221,380	0.69%	7.51% to	6.31%
2003	1.50% to 2.60%	853,327	10.02 to	9.83	8,506,949	0.76%	24.54% to	23.15%
2002	1.50% to 2.60%	337,974	7.98 to	8.04	2,713,291	0.00%	-20.16% to	-19.56%	(a) (b)

Oppenheimer Main Street Small Cap Fund®/VA – Service Class
2005	1.25%	12,741	13.14		167,389	0.00%	8.35%
2004	1.25%	4,053	12.13		49,145	0.00%	17.69%
2003	1.25%	228	10.30		2,349	0.00%	3.03%		(a) (b)

Oppenheimer Strategic Bond Fund/VA – Service Class
2005	1.50% to 2.60%	360,341	12.78 to	12.27	4,553,817	4.19%	0.95% to	-0.18%
2004	1.50% to 2.60%	398,799	12.66 to	12.29	5,008,223	4.92%	6.81% to	5.62%
2003	1.50% to 2.60%	444,295	11.86 to	11.64	5,241,337	3.79%	15.40% to	14.11%
2002	1.50% to 2.60%	88,463	10.20 to	10.27	906,399	0.00%	1.97% to	2.73%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Putnam VT Growth & Income Fund – IB Shares
2005	1.25%	3,329	$ 12.15		$ 40,456	2.10%	3.92%
2004	1.25%	1,598	11.69		18,688	0.00%	9.72%

T. Rowe Price Blue Chip Growth Portfolio – II
2005	1.25% to 2.25%	4,352	11.22 to	11.15	48,642	0.17%	12.21% to	11.46%	(a) (b)

T. Rowe Price Equity Income Portfolio – II
2005	1.25% to 2.25%	29,153	10.55 to	10.48	306,871	0.76%	5.49% to	4.78%	(a) (b)

T. Rowe Price Limited Term Bond Fund – II
2005	1.25% to 2.25%	10,922	10.04 to	9.98	109,196	1.04%	0.44% to	-0.24%	(a) (b)

Van Eck WIT – Worldwide Emerging Markets Fund – Class R1
2005	0.95% to 2.40%	1,743,322	16.52 to	16.14	28,703,317	0.59%	30.62% to	28.87%
2004	0.95% to 2.05%	908,023	12.65 to	12.56	11,466,172	0.00%	26.48% to	25.57%	(a) (b)

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class
2005	0.95% to 2.30%	2,068,868	15.30 to	25.39	41,782,827	0.81%	30.75% to	29.12%
2004	0.95% to 2.30%	2,577,130	11.70 to	19.67	39,447,879	0.64%	24.70% to	23.16%
2003	0.95% to 2.30%	4,165,438	9.38 to	15.97	51,636,455	0.18%	52.73% to	50.68%
2002	0.95% to 2.20%	4,715,758	6.11 to	13.42	38,558,378	0.22%	-5.21% to	-3.82%
2001	0.95% to 2.20%	5,140,281	6.36 to	13.97	43,776,940	0.00%	-4.43% to	-2.75%

Van Eck WIT – Worldwide Hard Assets Fund – Class R1
2005	0.95% to 2.40%	2,553,864	18.78 to	18.36	47,804,049	0.18%	50.18% to	48.19%
2004	0.95% to 2.40%	1,131,969	12.50 to	12.39	14,137,698	0.00%	25.05% to	23.88%	(a) (b)

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class
2005	0.95% to 2.30%	1,384,893	18.38 to	26.71	30,499,273	0.36%	50.24% to	48.39%
2004	0.95% to 2.30%	1,848,191	12.23 to	18.00	27,183,400	0.43%	23.05% to	21.53%
2003	0.95% to 2.55%	2,984,906	9.96 to	14.65	36,038,095	0.33%	43.70% to	41.41%
2002	0.95% to 2.20%	2,012,923	6.90 to	11.83	17,167,415	0.68%	-5.33% to	-3.76%
2001	0.95% to 1.90%	1,232,877	7.17 to	12.32	11,026,142	0.98%	-12.52% to	-11.30%

Van Kampen LIT – Comstock Portfolio – Class II
2005	1.50% to 2.60%	1,555,924	12.29 to	11.80	18,867,355	0.94%	2.55% to	1.41%
2004	1.50% to 2.60%	1,625,539	11.99 to	11.63	19,291,848	0.75%	15.67% to	14.38%
2003	1.50% to 2.60%	1,531,792	10.36 to	10.17	15,774,769	0.63%	28.81% to	27.37%
2002	1.50% to 2.60%	573,556	7.99 to	8.05	4,601,870	0.00%	-20.15% to	-19.55%	(a) (b)

Van Kampen LIT – Emerging Growth Portfolio – Class II
2005	1.50% to 2.60%	281,218	10.14 to	9.73	2,808,969	0.01%	6.03% to	4.85%
2004	1.50% to 2.60%	302,950	9.56 to	9.28	2,865,969	0.00%	5.18% to	4.00%
2003	1.50% to 2.60%	301,195	9.09 to	8.92	2,720,109	0.00%	25.13% to	23.74%
2002	1.50% to 2.60%	124,303	7.21 to	7.26	900,847	0.00%	-27.90% to	-27.36%	(a) (b)

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II
2005	1.50% to 2.60%	37,278	10.61 to	10.30	391,951	2.96%	2.38% to	1.24%
2004	1.50% to 2.45%	27,302	10.37 to	10.20	282,081	5.05%	2.51% to	1.52%
2003	1.50% to 2.05%	14,916	10.11 to	10.08	150,667	0.07%	1.13% to	0.76%	(a) (b)

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2005	0.95% to 2.40%	1,499,114	18.94 to	24.29	34,255,801	7.61%	11.19% to	9.63%
2004	0.95% to 2.40%	1,923,815	17.03 to	22.16	39,415,803	6.36%	9.02% to	7.48%
2003	0.95% to 2.45%	3,277,139	15.62 to	20.57	63,486,350	0.00%	26.65% to	24.83%
2002	0.95% to 2.25%	2,957,540	12.27 to	18.89	45,084,271	9.57%	6.64% to	8.18%
2001	0.95% to 2.20%	1,489,717	11.36 to	17.49	20,064,521	9.54%	7.59% to	9.05%

Van Kampen UIF – Mid Cap Growth Portfolio – Class I
2005	0.95% to 2.25%	3,599,728	8.12 to	10.97	31,087,420	0.00%	16.45% to	15.02%
2004	0.95% to 2.25%	3,445,048	6.97 to	9.54	25,755,104	0.00%	20.44% to	18.98%
2003	0.95% to 2.25%	3,202,235	5.79 to	8.02	20,243,245	0.00%	40.42% to	38.56%
2002	0.95% to 2.20%	2,485,863	3.98 to	5.95	11,023,512	0.00%	-32.82% to	-31.81%
2001	0.95% to 2.20%	2,212,771	5.92 to	8.78	15,015,187	0.00%	-31.07% to	-29.99%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	0.95% to 2.85%	12,119,855	25.06 to	25.21	323,563,099	1.20%	15.94% to	13.84%
2004	0.95% to 2.85%	14,131,924	21.62 to	22.14	325,936,456	1.46%	35.10% to	32.66%
2003	0.95% to 2.85%	13,455,607	16.00 to	16.69	229,964,262	0.00%	36.21% to	33.66%
2002	0.95% to 2.60%	12,444,223	11.69 to	13.80	156,001,009	3.80%	-3.58% to	-1.73%
2001	0.95% to 2.25%	7,976,411	11.90 to	14.08	101,307,071	4.43%	6.99% to	8.79%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Victory VIF – Diversified Stock Fund Class A Shares
2005	0.95% to 2.15%	1,477,938	$11.68 to	10.74	$16,700,637	0.08%	7.72% to	6.46%
2004	0.95% to 2.15%	1,705,072	10.85 to	10.09	17,971,207	0.54%	8.62% to	7.40%
2003	0.95% to 2.15%	1,957,002	9.99 to	9.40	19,073,759	0.34%	33.69% to	32.05%
2002	0.95% to 1.70%	1,999,385	7.12 to	7.47	14,643,829	0.57%	-25.15% to	-24.17%
2001	0.95% to 1.85%	1,904,812	9.47 to	9.85	18,485,547	0.45%	-2.00% to	-0.64%

Initial Funding by Depositor
2003	0.00%	100,000	10.37		1,037,146	0.34%	34.97%
2002	0.00%	100,000	7.68		768,437	0.57%	-23.00%
2001	0.00%	100,000	10.04		1,003,746	0.45%	0.32%

Victory VIF – Investment Quality Bond Fund Class A Shares
2003	1.20% to 1.65%	65,051	12.32 to	12.07	801,000	1.81%	-0.34% to	-0.80%
2002	1.20% to 1.65%	76,741	12.17 to	12.36	948,193	3.93%	7.40% to	7.89%
2001	1.20% to 1.65%	99,584	11.33 to	11.46	1,140,757	4.71%	4.72% to	5.20%

Initial Funding by Depositor
2003	0.00%	100,000	13.05		1,304,876	1.81%	0.87%
2002	0.00%	100,000	12.94		1,293,627	3.98%	9.00%
2001	0.00%	100,000	11.85		1,184,653	4.71%	6.49%

Victory VIF – Small Company Opportunity Fund Class A Shares
2003	0.95% to 2.05%	139,791	12.75 to	12.77	1,823,390	0.03%	29.46% to	28.04%
2002	0.95% to 1.65%	146,933	9.79 to	10.27	1,487,367	0.26%	-7.10% to	-6.05%
2001	0.95% to 1.70%	141,148	10.45 to	10.96	1,534,718	0.26%	-8.22% to	-7.11%

Initial Funding by Depositor
2003	0.00%	100,000	14.00		1,400,366	0.03%	30.70%
2002	0.00%	100,000	10.71		1,071,462	0.26%	-5.00%
2001	0.00%	100,000	11.30		1,129,641	0.26%	-6.21%

W & R Target Funds, Inc. – Asset Strategy Portfolio
2005	0.95% to 2.50%	13,534,569	14.45 to	13.13	192,039,128	0.91%	23.10% to	21.28%
2004	0.95% to 2.50%	12,509,904	11.74 to	10.82	144,706,783	1.39%	12.22% to	10.57%
2003	0.95% to 2.50%	11,476,467	10.46 to	9.79	118,673,742	1.31%	10.42% to	8.76%
2002	0.95% to 2.25%	8,461,395	9.00 to	9.47	79,519,856	2.02%	0.75% to	2.30%
2001	0.95% to 2.10%	4,760,507	8.93 to	9.26	43,898,837	4.60%	-12.00% to	-10.33%	(b)

W & R Target Funds, Inc. – Balanced Portfolio
2005	0.95% to 2.40%	8,795,903	11.46 to	10.66	99,072,107	1.21%	4.02% to	2.55%
2004	0.95% to 2.40%	9,573,904	11.02 to	10.40	104,023,435	1.52%	7.90% to	6.43%
2003	0.95% to 2.40%	8,746,952	10.21 to	9.77	88,346,309	0.78%	17.96% to	16.30%
2002	0.95% to 2.25%	6,794,609	8.29 to	8.65	58,373,099	2.08%	-10.59% to	-9.28%
2001	0.95% to 2.10%	4,847,216	9.28 to	9.54	46,069,854	4.84%	-8.17% to	-6.84%

W & R Target Funds, Inc. – Bond Portfolio
2005	0.95% to 2.45%	7,659,203	12.56 to	11.66	94,606,243	4.28%	0.65% to	-0.84%
2004	0.95% to 2.45%	8,199,654	12.48 to	11.76	100,979,352	4.15%	2.89% to	1.40%
2003	0.95% to 2.50%	8,824,865	12.13 to	11.24	105,941,161	4.68%	3.19% to	1.66%
2002	0.95% to 2.25%	8,643,298	11.06 to	11.75	100,850,579	5.30%	6.34% to	7.94%
2001	0.95% to 2.10%	5,069,211	10.40 to	10.89	54,987,972	9.19%	3.96% to	6.45%	(a)

W & R Target Funds, Inc. – Core Equity Portfolio
2005	0.95% to 2.50%	27,738,468	9.10 to	8.45	247,757,812	0.32%	7.97% to	6.35%
2004	0.95% to 2.50%	30,602,270	8.43 to	7.95	254,008,204	0.62%	8.53% to	6.94%
2003	0.95% to 2.50%	31,339,819	7.77 to	7.43	240,491,705	0.79%	16.15% to	14.36%
2002	0.95% to 2.25%	28,039,884	6.48 to	6.69	185,915,974	0.59%	-23.62% to	-22.38%
2001	0.95% to 2.10%	21,221,006	8.48 to	8.61	182,011,050	0.45%	-16.96% to	-14.59%	(b)

W & R Target Funds, Inc. – Dividend Income Portfolio
2005	0.95% to 2.10%	1,421,645	12.21 to	11.89	17,222,991	1.47%	11.96% to	10.72%
2004	0.95% to 2.10%	652,179	10.91 to	10.74	7,083,332	1.22%	9.08% to	8.24%	(a) (b)

W & R Target Funds, Inc. – Global Natural Resources Portfolio
2005	0.95% to 2.50%	1,378,143	12.29 to	12.18	16,894,061	0.00%	22.87% to	21.79%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
W & R Target Funds, Inc. – Growth Portfolio
2005	0.95% to 2.50%	33,936,580	$ 9.20 to	8.73	$ 306,477,658	0.00%	10.18% to	8.50%
2004	0.95% to 2.50%	38,640,684	8.35 to	8.05	317,807,882	0.28%	2.33% to	0.82%
2003	0.95% to 2.50%	37,406,072	8.16 to	7.98	301,609,039	0.00%	21.89% to	20.02%
2002	0.95% to 2.25%	27,861,661	6.49 to	6.71	185,008,498	0.01%	-23.28% to	-22.05%
2001	0.95% to 2.10%	20,170,887	8.45 to	8.71	172,511,745	1.74%	-16.41% to	-12.95%	(b)

W & R Target Funds, Inc. – High Income Portfolio
2005	0.95% to 2.50%	5,754,595	13.86 to	12.75	78,493,453	7.23%	1.57% to	0.03%
2004	0.95% to 2.50%	6,254,780	13.65 to	12.75	84,264,071	7.08%	8.82% to	7.22%
2003	0.95% to 2.45%	5,707,409	12.54 to	11.99	70,865,343	8.31%	18.60% to	16.91%
2002	0.95% to 2.25%	4,689,184	10.21 to	10.57	49,233,726	9.88%	-4.28% to	-2.95%
2001	0.95% to 2.10%	2,785,585	10.68 to	10.90	30,247,046	18.27%	6.74% to	8.14%

W & R Target Funds, Inc. – International Growth Portfolio
2005	0.95% to 2.45%	6,562,646	10.21 to	9.47	65,724,366	2.03%	15.37% to	13.71%
2004	0.95% to 2.45%	7,335,175	8.85 to	8.33	63,897,239	0.65%	12.92% to	11.35%
2003	0.95% to 2.45%	7,134,038	7.84 to	7.48	55,194,400	1.70%	23.71% to	21.87%
2002	0.95% to 2.25%	5,665,413	6.10 to	6.34	35,568,274	0.51%	-20.07% to	-18.93%
2001	0.95% to 1.95%	3,898,537	7.70 to	7.82	30,328,901	8.48%	-24.04% to	-22.98%

W & R Target Funds, Inc. – International Value Portfolio
2005	0.95% to 2.25%	1,636,753	13.15 to	14.11	22,329,203	2.93%	10.11% to	8.75%
2004	0.95% to 2.15%	635,691	11.95 to	12.99	7,915,954	1.90%	19.46% to	18.55%	(a) (b)

W & R Target Funds, Inc. – Limited-Term Bond Portfolio
2005	0.95% to 2.45%	3,575,770	11.87 to	11.01	41,681,171	3.05%	0.72% to	-0.78%
2004	0.95% to 2.45%	4,015,932	11.78 to	11.10	46,637,192	2.83%	0.65% to	-0.82%
2003	0.95% to 2.45%	3,743,944	11.70 to	11.19	43,351,583	3.65%	2.18% to	0.70%
2002	0.95% to 2.25%	1,955,961	10.95 to	11.46	22,241,784	3.73%	3.03% to	4.43%
2001	0.95% to 1.85%	484,968	10.82 to	10.97	5,299,679	7.25%	6.78% to	8.17%

W & R Target Funds, Inc. – Micro Cap Growth Portfolio
2005	0.95% to 2.20%	339,344	13.42 to	12.78	4,474,771	0.00%	19.72% to	18.30%
2004	0.95% to 2.05%	184,067	11.21 to	10.82	2,035,271	0.00%	12.05% to	11.21%	(a) (b)

W & R Target Funds, Inc. – Mid Cap Growth Portfolio
2005	0.95% to 2.50%	363,735	11.36 to	11.26	4,123,615	0.00%	13.61% to	12.60%	(a) (b)

W & R Target Funds, Inc. – Money Market Portfolio
2005	0.95% to 2.40%	2,198,821	10.41 to	9.68	22,447,693	2.35%	1.52% to	0.06%
2004	0.95% to 2.40%	2,454,823	10.25 to	9.67	24,753,393	0.67%	-0.26% to	-1.67%
2003	0.95% to 2.30%	2,707,827	10.28 to	9.87	27,477,578	0.60%	-0.44% to	-1.74%
2002	0.95% to 2.10%	3,366,596	10.03 to	10.32	34,463,317	1.10%	-1.18% to	0.18%
2001	0.95% to 1.85%	3,142,411	10.16 to	10.30	32,231,631	2.99%	1.27% to	2.60%

W & R Target Funds, Inc. – Mortgage Securities Portfolio
2005	0.95% to 2.50%	618,701	10.34 to	10.27	6,420,496	5.69%	1.03% to	-0.53%
2004	0.95% to 1.95%	226,204	10.23 to	10.36	2,332,148	3.85%	2.31% to	1.89%	(a) (b)

W & R Target Funds, Inc. – Real Estate Securities Portfolio
2005	0.95% to 2.50%	1,139,421	13.61 to	14.12	15,880,114	1.84%	9.78% to	8.17%
2004	0.95% to 2.05%	541,343	12.40 to	13.09	6,915,677	1.05%	23.96% to	23.43%	(a) (b)

W & R Target Funds, Inc. – Science & Technology Portfolio
2005	0.95% to 2.50%	11,941,607	11.01 to	11.09	129,070,341	0.00%	16.13% to	14.41%
2004	0.95% to 2.50%	12,706,625	9.48 to	9.69	118,653,046	0.00%	15.15% to	13.49%
2003	0.95% to 2.50%	11,425,184	8.24 to	8.54	92,939,816	0.00%	29.22% to	27.26%
2002	0.95% to 2.25%	8,398,696	6.18 to	6.77	53,064,578	0.00%	-25.91% to	-24.71%
2001	0.95% to 2.10%	5,720,321	8.33 to	9.09	48,199,948	1.00%	-14.06% to	-9.07%	(a) (b)

W & R Target Funds, Inc. – Small Cap Growth Portfolio
2005	0.95% to 2.50%	12,069,149	12.91 to	12.42	153,045,546	0.00%	11.81% to	10.16%
2004	0.95% to 2.50%	13,698,218	11.55 to	11.28	155,868,547	0.00%	13.21% to	11.57%
2003	0.95% to 2.50%	13,190,389	10.20 to	10.11	132,974,855	0.00%	34.48% to	32.47%
2002	0.95% to 2.25%	11,801,501	7.36 to	7.70	88,746,066	0.00%	-23.76% to	-22.53%
2001	0.95% to 2.10%	7,778,767	9.64 to	10.04	75,839,555	0.00%	-4.27% to	0.42%	(b)

W & R Target Funds, Inc. – Small Cap Value Portfolio
2005	0.95% to 2.15%	1,005,493	11.62 to	12.39	12,034,087	0.00%	3.16% to	1.96%
2004	0.95% to 2.15%	631,627	11.27 to	12.15	7,397,736	0.00%	12.66% to	11.79%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
W & R Target Funds, Inc. – Value Portfolio
2005	0.95% to 2.45%	10,933,745	$12.77 to	11.93	$137,210,472	1.38%	3.43% to	1.93%
2004	0.95% to 2.45%	11,755,346	12.34 to	11.70	143,146,407	1.13%	13.61% to	12.03%
2003	0.95% to 2.45%	9,899,433	10.86 to	10.44	106,447,898	0.65%	23.92% to	22.11%
2002	0.95% to 2.25%	6,694,479	8.56 to	8.77	58,308,075	0.96%	-14.77% to	-13.53%
2001	0.95% to 2.10%	3,616,179	10.04 to	10.14	36,567,886	0.77%	0.42% to	1.38%	(a)(b)

Wells Fargo Advantage Variable Trust Opportunity Fund
2005	0.95% to 2.70%	16,647,315	11.52 to	13.04	200,165,641	0.00%	6.86% to	5.03%
2004	0.95% to 2.70%	19,567,386	10.78 to	12.42	220,663,748	0.00%	17.10% to	15.15%
2003	0.95% to 2.70%	21,393,485	9.21 to	10.78	206,907,437	0.08%	35.71% to	33.28%
2002	0.95% to 2.25%	21,318,993	6.56 to	8.50	151,933,095	0.45%	-28.86% to	-27.51%
2001	0.95% to 2.25%	16,359,581	9.16 to	11.78	163,544,166	0.67%	-6.18% to	-4.62%

2005 Reserves for annuity contracts in payout phase:					70,940,826

2005 Contract owners’ equity					$15,354,197,207

2004 Reserves for annuity contracts in payout phase:					61,993,592

2004 Contract owners’ equity					$15,697,256,439

2003 Reserves for annuity contracts in payout phase:					47,547,289

2003 Contract owners’ equity					$14,967,347,100

2002 Reserves for annuity contracts in payout phase:					23,780,019

2002 Contract owners’ equity					$11,867,051,526

2001 Reserves for annuity contracts in payout phase:					16,381,840

2001 Contract owners’ equity					$12,948,274,792

*
This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**
This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***
This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)
Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm
The Board of Directors and Shareholder
Nationwide Life Insurance Company:
We have audited the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the Company) as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.
As discussed in note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.

/s/ KPMG LLP
Columbus, Ohio March 1, 2006

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Income
(in millions)

	Years ended December 31,
	2005	2004	2003
Revenues:
Policy charges	$1,055.1	$1,025.2	$924.1
Life insurance premiums	260.0	270.4	279.8
Net investment income	2,105.2	2,000.5	1,973.1
Net realized gains (losses) on investments, hedging instruments and hedged items	10.6	(36.4)	(85.2)
Other	2.2	9.8	12.8

Total revenues	3,433.1	3,269.5	3,104.6

Benefits and expenses:
Interest credited to policyholder account values	1,331.0	1,277.2	1,309.2
Other benefits and claims	377.5	369.2	380.0
Policyholder dividends on participating policies	33.1	36.2	41.2
Amortization of deferred policy acquisition costs	466.3	410.1	375.9
Interest expense on debt, primarily with Nationwide Financial Services, Inc. (NFS)	66.3	59.8	48.4
Other operating expenses	538.8	582.0	515.5

Total benefits and expenses	2,813.0	2,734.5	2,670.2

Income from continuing operations before federal income tax expense	620.1	535.0	434.4
Federal income tax expense	95.6	120.0	96.2

Income from continuing operations	524.5	415.0	338.2
Cumulative effect of adoption of accounting principles, net of taxes	—	(3.3)	(0.6)

Net income	$524.5	$411.7	$337.6

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Balance Sheets
(in millions, except per share amounts)

	December 31,
	2005	2004
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $26,958.9 in 2005; $26,708.7 in 2004)	$27,198.1	$27,652.0
Equity securities (cost $35.1 in 2005; $37.7 in 2004)	42.1	48.1
Mortgage loans on real estate, net	8,458.9	8,649.2
Real estate, net	84.9	83.9
Policy loans	604.7	644.5
Other long-term investments	641.5	539.6
Short-term investments, including amounts managed by a related party	1,596.6	1,645.8

Total investments	38,626.8	39,263.1

Cash	0.9	15.5
Accrued investment income	344.0	364.2
Deferred policy acquisition costs	3,597.9	3,416.6
Other assets	1,699.1	2,099.8
Assets held in separate accounts	62,689.8	60,798.7

Total assets	$106,958.5	$105,957.9

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$35,941.1	$36,383.1
Short-term debt	242.3	215.0
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	3,130.1	3,645.2
Liabilities related to separate accounts	62,689.8	60,798.7

Total liabilities	102,703.3	101,742.0

Shareholder’s equity:
Common stock, $1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares	3.8	3.8
Additional paid-in capital	274.4	274.4
Retained earnings	3,883.4	3,543.9
Accumulated other comprehensive income	93.6	393.8

Total shareholder’s equity	4,255.2	4,215.9

Total liabilities and shareholder’s equity	$106,958.5	$105,957.9

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Shareholder’s Equity
(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income	Total shareholder’s equity
Balance as of December 31, 2002	$3.8	$171.1	$2,979.6	$394.3	$3,548.8
Comprehensive income:
Net income	—	—	337.6	—	337.6
Net unrealized gains on securities available-for-sale arising during the period, net of taxes	—	—	—	99.6	99.6
Accumulated net losses on cash flow hedges, net of taxes	—	—	—	(26.6)	(26.6)

Total comprehensive income					410.6

Capital contributed by NFS	—	200.2	—	—	200.2
Capital returned to NFS	—	(100.0)	—	—	(100.0)
Dividends to NFS	—	—	(60.0)	—	(60.0)

Balance as of December 31, 2003	3.8	271.3	3,257.2	467.3	3,999.6

Comprehensive income:
Net income	—	—	411.7	—	411.7
Net unrealized losses on securities available-for-sale arising during the period, net of taxes	—	—	—	(42.7)	(42.7)
Accumulated net losses on cash flow hedges, net of taxes	—	—	—	(30.8)	(30.8)

Total comprehensive income					338.2

Capital contributed by NFS	—	3.1	—	—	3.1
Dividends to NFS	—	—	(125.0)	—	(125.0)

Balance as of December 31, 2004	3.8	274.4	3,543.9	393.8	4,215.9

Comprehensive income:
Net income	—	—	524.5	—	524.5
Net unrealized losses on securities available-for-sale arising during the period, net of taxes	—	—	—	(327.3)	(327.3)
Accumulated net gains on cash flow hedges, net of taxes	—	—	—	27.1	27.1

Total comprehensive income					224.3

Dividends to NFS	—	—	(185.0)	—	(185.0)

Balance as of December 31, 2005	$3.8	$274.4	$3,883.4	$93.6	$4,255.2

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2005	2004	2003
Cash flows from operating activities:
Net income	$524.5	$411.7	$337.6
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized (gains) losses on investments, hedging instruments and hedged items	(10.6)	36.4	85.2
Interest credited to policyholder account values	1,331.0	1,277.2	1,309.2
Capitalization of deferred policy acquisition costs	(460.5)	(496.4)	(567.2)
Amortization of deferred policy acquisition costs	466.3	410.1	375.9
Amortization and depreciation	65.6	73.0	69.3
Decrease (increase) in other assets	591.0	(303.5)	(735.9)
(Decrease) increase in policy and other liabilities	(511.1)	324.4	342.3
Other, net	(114.9)	1.5	45.4

Net cash provided by operating activities	1,881.3	1,734.4	1,261.8

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	4,198.5	3,099.4	4,101.6
Proceeds from sale of securities available-for-sale	2,619.7	2,485.5	2,220.5
Proceeds from repayments of mortgage loans on real estate	2,854.6	1,920.9	1,478.3
Cost of securities available-for-sale acquired	(6,924.1)	(6,291.4)	(9,366.7)
Cost of mortgage loans on real estate originated or acquired	(2,524.9)	(2,169.9)	(1,914.4)
Net decrease (increase) in short-term investments	56.9	205.9	(639.9)
Collateral received (paid) - securities lending, net	36.6	89.4	(26.1)
Other, net	121.6	(357.2)	280.3

Net cash provided by (used in) investing activities	438.9	(1,017.4)	(3,866.4)

Cash flows from financing activities:
Net proceeds from issuance of long-term debt to NFS	—	—	100.0
Net increase in short-term debt	27.3	15.2	199.8
Capital contributed by NFS	—	3.1	200.2
Capital returned to NFS	—	—	(100.0)
Cash dividends paid to NFS	(185.0)	(125.0)	(60.0)
Investment and universal life insurance product deposits	2,845.4	3,561.6	5,116.1
Investment and universal life insurance product withdrawals	(5,022.5)	(4,156.5)	(2,852.3)

Net cash (used in) provided by financing activities	(2,334.8)	(701.6)	2,603.8

Net (decrease) increase in cash	(14.6)	15.4	(0.8)
Cash, beginning of period	15.5	0.1	0.9

Cash, end of period	$0.9	$15.5	$0.1

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2005, 2004 and 2003

(1)	Organization and Description of Business
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.
All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.
Wholly-owned subsidiaries of NLIC as of December 31, 2005 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.
The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public group retirement plans, other investment products sold to institutions, life insurance and advisory services. The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), Nationwide Financial Network (NFN) producers and TBG Insurance Services Corporation (TBG Financial). The Company also distributes products through the agency distribution force of its ultimate majority parent company, NMIC.

(2)	Summary of Significant Accounting Policies
The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (GAAP).
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.
The most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition (DAC) for investment products and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; federal income tax provisions; the liability for future policy benefits; and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.
(a) Consolidation Policy
The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Effective December 31, 2003, the Company applied the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R), to those variable interest entities (VIEs) with which it is associated. As a result, the Company deconsolidated certain VIEs which previously were consolidated, as of that date. Minority interest expense is included in other operating expenses in the consolidated statements of income, and minority interest is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions have been eliminated.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
(b) Valuation of Investments, Investment Income and Related Gains and Losses
The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.
The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a “structured product model” is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2005, 72% of the fair values of fixed maturity securities were obtained from independent pricing services, 20% from the Company’s pricing matrices and 8% from other sources compared to 70%, 21% and 9%, respectively, in 2004.
Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.
Under the Company’s accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company’s ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment until the security’s forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities management estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If management estimates that the fair value of its beneficial interest is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.
For other debt securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions.
Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.
Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.
The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.
The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.
Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.
Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.
(c) Derivative Instruments
Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.
The Company may enter into “receive fixed/pay variable” interest rate swaps to hedge existing variable rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.
Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.
The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.
(d) Revenues and Benefits
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.
(e) Deferred Policy Acquisition Costs for Investment Products and Universal Life Insurance Products
The Company has deferred the costs of acquiring investment products and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. Investment products primarily consist of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI and other interest-sensitive life insurance policies. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.
For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).
The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.
Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (referred to as DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.
Management evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
For other investment products and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.
(f) Separate Accounts
Separate account assets and liabilities represent contractholders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for: (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (2) the activity related to guaranteed minimum death benefit (GMDB) and guaranteed minimum income benefit (GMIB) contracts, which are riders to existing variable annuity contracts.
(g) Future Policy Benefits
The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).
The Company calculates its liability for future policy benefits for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.
The Company’s liability for funding agreements to an unrelated third party trust equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations considered annuity contracts under Ohio insurance laws.
The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 5.4% to 6.0% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.
The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2005 and 2004, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at lower rates, which would have resulted in the use of a lower discount rate, as discussed in Note 2(b).
(h) Participating Business
Participating business represented approximately 10% in 2005 (11% in 2004 and 13% in 2003) of the Company’s life insurance in force, 52% of the number of life insurance policies in force in 2005 (55% in 2004 and 56% in 2003) and 5% of life insurance statutory premiums in 2005 (7% in 2004 and 11% in 2003). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
(i) Federal Income Taxes
The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.
The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.
(j) Reinsurance Ceded
Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.
(k) Reclassification
Certain items in the 2004 and 2003 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(3)	Recently Issued Accounting Standards
On February 16, 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. The following is a summary of SFAS No. 155: (1) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Earlier adoption is permitted as of the beginning of an entity’s fiscal year, provided the entity has not yet issued financial statements, including financial statements for any interim period for that fiscal year. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. Although the Company is currently unable to quantify the impact of adoption, SFAS 155 could have a material impact on the Company’s financial position and/or results of operations once adopted.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 should be as of the beginning of an entity’s fiscal year. The Company will adopt SOP 05-1 effective January 1, 2007. Although the Company is currently unable to quantify the impact of adoption, SOP 05-1 could have a material impact on the Company’s financial position and/or results of operations once adopted.
In May 2005, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board (APB) Opinion No. 20, Accounting Changes (APB 20), and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 requires retrospective application of changes in accounting principle to prior period financial statements, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. When it is impracticable to determine the period-specific effects of an accounting change on one or more individual prior periods presented, SFAS 154 requires that the new accounting principle be applied to the balances of assets and liabilities as of the beginning of the earliest period for which retrospective application is practicable and that a corresponding adjustment be made to the opening balance of retained earnings for that period rather than being reported on the income statement. When it is impracticable to determine the cumulative effect of applying a change in accounting principle to all prior periods, SFAS 154 requires that the new accounting principle be applied as if it were adopted prospectively from the earliest date practicable. SFAS 154 carries forward without change the guidance contained in APB 20 for reporting the correction of an error in previously issued financial statements and a change in accounting estimate and justifying a change in accounting principle on the basis of preferability. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company will adopt SFAS 154 effective January 1, 2006. SFAS 154 is not expected to have any impact on the Company’s financial position or results of operations upon adoption.
In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1), which was issued on October 23, 2003. The Company began applying this additional guidance beginning July 1, 2004. Also, effective June 30, 2004, the Company revised its method of evaluating securities to be sold based on additional interpretation of the intent to hold criteria in EITF 03-1. This revision had no impact on the Company’s financial position or results of operations.
On September 8, 2004, the FASB issued for comment FASB Staff Position (FSP) EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company’s financial position or results of operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
At its June 29, 2005 meeting, the FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment. Instead, the FASB decided to issue proposed FSP EITF 03-1-a, Implementation Guidance for the Application of Paragraph 16 of EITF Issue No. 03-1, as final. The final FSP supersedes EITF 03-1 and EITF Topic No. D-44, Recognition of Other-Than-Temporary Impairment upon the Planned Sale of a Security Whose Cost Exceeds Fair Value (EITF Topic D-44). The final FSP, retitled FSP FAS 115-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (FSP FAS 115-1), was issued on November 3, 2005 and replaces the guidance set forth in paragraphs 10-18 of EITF 03-1 with references to existing other-than-temporary impairment guidance. FSP FAS 115-1 codifies the guidance set forth in EITF Topic D-44 and clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell has not been made. At its September 14, 2005 meeting, the FASB decided that FSP FAS 115-1 would be applied prospectively effective for periods beginning after December 15, 2005. FSP FAS 115-1 does not address when a debt security should be designated as nonaccrual or how to subsequently report income on a nonaccrual debt security. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired based on the guidance in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and United States Securities and Exchange Commission Staff Accounting Bulletin No. 59, Accounting for Noncurrent Marketable Equity Securities, which is expected to be the guidance referenced in FSP FAS 115-1. Because the Company’s existing policies are consistent with the guidance in FSP FAS 115-1, the adoption of FSP FAS 115-1 had no impact on the Company’s financial position or results of operations.
In July 2003, the AICPA issued Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1) to address many topics. The most significant topic affecting the Company was the accounting for contracts with GMDB. SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $3.3 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.
The following table summarizes the components of cumulative effect adjustments recorded in the Company’s 2004 consolidated statements of income:

(in millions)	January 1, 2004
Increase in future policy benefits:
Ratchet interest crediting	$(12.3)
Secondary guarantees - life insurance	(2.4)
GMDB claim reserves	(1.8)
GMIB claim reserves	(1.0)

Subtotal	(17.5)
Adjustment to amortization of deferred policy acquisition costs related to above	12.4
Deferred federal income taxes	1.8

Cumulative effect of adoption of accounting principle, net of taxes	$(3.3)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(4)	Risk Disclosures
The following is a description of the most significant risks facing the Company and how it attempts to mitigate those risks:
Credit Risk: This is the risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company attempts to mitigate this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing or liquidating investments; determines whether any securities are impaired or loans are deemed uncollectible; and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company’s reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management’s risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to, and the Company’s current and expected future capital position.
Interest Rate Risk: This is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, such as increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company attempts to mitigate this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company may be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.
Legal/Regulatory Risk: This is the risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company’s products, or additional expenses not anticipated by the insurer in pricing its products. The Company attempts to mitigate this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.
Ratings Risk: This is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business in which it is engaged in can have on such models. To help mitigate this risk, the Company maintains regular communications with the rating agencies evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.
Financial Instruments with Off-Balance Sheet Risk: The Company is a party to financial instruments with off-balance sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management’s case-by-case credit evaluation of the borrower and the borrower’s loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company’s policy for new mortgage loans on real estate is generally to lend no more than 80% of collateral value. Should the commitment be funded, the Company’s exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $267.5 million extending into 2006 were outstanding as of December 31, 2005 compared to $243.7 million extending into 2005 as of December 31, 2004. The Company also had $47.4 million and $68.1 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2005 and 2004, respectively
Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. The Company attempts to minimize potential credit losses through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2005, the Company’s credit risk from these derivative financial instruments was $63.5 million, net of $203.3 million of cash collateral and $53.2 million in securities pledged as collateral compared to $46.3 million, $415.7 million and $222.5 million, respectively, as of December 31, 2004.
Equity Market Risk:Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2005, approximately 83% of separate account assets were invested in equity mutual funds (approximately 82% as of December 31, 2004). Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which may require the Company to accelerate the amortization of DAC.
Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.
In an effort to mitigate this risk, the Company has implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2003, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contractholder’s premium payments. However, the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The Company’s economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore, the hedging activity will lead to earnings volatility. This volatility was negligible in 2005. As of December 31, 2005 and 2004, the net amount at risk was $1.08 billion and $1.71 billion before reinsurance, respectively, and $178.4 million and $296.5 million net of reinsurance, respectively. As of December 31, 2005 and 2004, the Company’s reserve for GMDB claims was $26.9 million and $23.6 million, respectively. See Note 3 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The Company also offers certain variable annuity products with a guaranteed minimum accumulation benefit (GMAB) rider. A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the time of issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the GMAB terms limit asset allocation by: (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge; or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contractholder persistency, market returns, correlations of market returns and market return volatility.
The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contractholder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 Index futures contracts and does not qualify for hedge accounting under current guidance. Upon reaching scale, the Company anticipates the purchase of S&P 500 Index put options and over-the-counter basket put options, which are constructed in order to minimize the tracking error of the hedge and the GMAB liability. See Note 2(c) for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative will create volatility in earnings; however, the hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2005 and 2004. As of December 31, 2005 and 2004, the fair value of the GMAB embedded derivative was $67.9 million and $20.6 million, respectively. The increase in the fair value of the GMAB embedded derivative primarily was due to the value of new business sold during 2005.
Beginning in March 2005, the Company began offering a hybrid GMAB/guaranteed minimum withdrawal benefit (GMWB) through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit which begins upon the maturity of the GMAB and extends for the duration of the insured’s life. In the event that the insured’s contract value is exhausted through such withdrawals, the Company shall continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contract owner has the right to drop the GMWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.
Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2005, the Company had a diversified portfolio with no more than 23.8% in any geographic region of the U.S. and no more than 1.6% with any one borrower, compared to 25.1% and 1.6%, respectively, as of December 31, 2004. As of December 31, 2005 and 2004, 32.0% and 30.0% of the carrying value of the Company’s commercial mortgage loan portfolio financed retail properties, respectively.
Significant Business Concentrations:As of December 31, 2005 and 2004, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Guarantee Risk:In connection with the selling of securitized interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds), the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company’s risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company attempts to mitigate these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated. See Note 17 for further discussion of Tax Credit Funds.
Reinsurance: The Company follows the industry practice of reinsuring a portion of its life insurance and annuity risks with other companies in order to reduce net liability on individual risks, to provide protection against large losses and to obtain greater diversification of risks. The maximum amount of individual ordinary life insurance retained by the Company on any one life is $5.0 million. The Company cedes insurance primarily on an automatic basis, under which risks are ceded to a reinsurer on specific blocks of business where the underlying risks meet certain predetermined criteria, and on a facultative basis, under which the reinsurer’s prior approval is required for each risk reinsured. The Company also cedes insurance on a case-by-case basis particularly where the Company may be writing new risks or is unwilling to retain the full costs associated with new lines of business. The Company maintains catastrophic reinsurance coverage to protect against large losses related to a single event. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.
The Company has entered into reinsurance contracts with certain unaffiliated reinsurers to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts and totaled $909.6 million and $894.3 million as of December 31, 2005 and 2004, respectively. The impact of these contracts on the Company’s results of operations is immaterial. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Under the terms of the contracts, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in each of the underlying contracts. The Company has no other material reinsurance arrangements with unaffiliated reinsurers. The Company’s only material reinsurance agreements with affiliates are the modified coinsurance agreements pursuant to which NLIC ceded to other members of Nationwide all of its accident and health insurance business not ceded to unaffiliated reinsurers, as described in Note 15.
Collateral – Derivatives:The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company’s policy is to include a Credit Support Annex with each agreement in an effort to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.
Collateral – Securities Lending:The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company’s policy requires a minimum of 102% of the fair value of the securities loaned to be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(5)	Fair Value of Financial Instruments
The following disclosures summarize the carrying amount and estimated fair value of the Company’s financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements for financial instruments. For this reason, among others, the aggregate fair value amounts presented do not represent the underlying value of the Company.
The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment and volatility.
Many of the Company’s assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.
Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company’s estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.
The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.
In estimating its fair value disclosures, the Company used the following methods and assumptions:
Fixed maturity and equity securities available-for-sale: See Note 2(b).
Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.
Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.
Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair value of liabilities related to separate accounts are the amounts payable on demand, which are net of certain surrender charges.
Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, BOLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company’s limited payment policies for which the Company has used discounted cash flow analyses to estimate fair value, similar to those used for investment contracts with known maturities.
Short-term debt, collateral received – securities lending and collateral received – derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.
Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.
Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments. See Note 4.
Interest rate and cross-currency interest rate swaps:The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.
Interest rate futures contracts: The fair values for futures contracts are based on quoted market prices.
The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

	2005		2004
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities	$27,198.1	$27,198.1	$27,652.0	$27,652.0
Equity securities	42.1	42.1	48.1	48.1
Mortgage loans on real estate, net	8,458.9	8,503.0	8,649.2	8,942.7
Policy loans	604.7	604.7	644.5	644.5
Short-term investments	1,596.6	1,596.6	1,645.8	1,645.8
Cash	0.9	0.9	15.5	15.5
Assets held in separate accounts	62,689.8	62,689.8	60,798.7	60,798.7

Liabilities
Investment contracts	(28,698.1)	(26,607.2)	(29,196.6)	(26,870.6)
Policy reserves on life insurance contracts	(7,243.0)	(7,173.1)	(7,186.5)	(7,153.9)
Short-term debt	(242.3)	(242.3)	(215.0)	(215.0)
Long-term debt, payable to NFS	(700.0)	(822.8)	(700.0)	(743.9)
Collateral received – securities lending and derivatives	(1,359.1)	(1,359.1)	(1,289.9)	(1,289.9)
Liabilities related to separate accounts	(62,689.8)	(61,483.5)	(60,798.7)	(59,651.2)

Derivative financial instruments
Interest rate swaps hedging assets	3.3	3.3	(72.1)	(72.1)
Cross-currency interest rate swaps	178.5	178.5	495.0	495.0
Interest rate futures contracts	1.6	1.6	(6.5)	(6.5)
Other derivatives	41.1	41.1	36.1	36.1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(6)	Derivative Financial Instruments
Qualitative Disclosure
Interest Rate Risk Management
The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.
Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then match the variable rate paid on the liability.
As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short U.S. Treasury futures during the commitment period. With short U.S. Treasury futures, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.
The Company periodically purchases variable rate investments (i.e., commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.
In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then match the fixed rate paid on the liability.
The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.
Foreign Currency Risk Management
In conjunction with the Company’s medium-term note (MTN) program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and related interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a U.S. dollar rate.
The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. To manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of the fixed rate foreign denominated asset.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. As both sides of the cross-currency interest rate swap are variable, the derivative instrument is a basis swap. While the receive-side terms of the cross-currency interest rate swap will line up with the terms of the liability, the Company is not able to match the pay-side terms of the derivative to a specific asset. Therefore, these derivative instruments do not receive hedge accounting treatment.
Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in the foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.
Equity Market Risk Management
See Note 4 for a complete discussion of the Company’s equity market risk management.
Other Non-Hedging Derivatives
The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.
The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.
The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.
Quantitative Disclosure
Fair Value Hedges
During the years ended December 31, 2005, 2004 and 2003, a net gain of $4.1 million, a net loss of $11.3 million and a net gain of $4.2 million, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.
Cash Flow Hedges
For the years ended December 31, 2005, 2004 and 2003, the ineffective portion of cash flow hedges was a net gain of $3.1 million, a net gain of $1.0 million and a net loss of $5.4 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.
The Company anticipates reclassifying less than $0.5 million in net losses out of AOCI over the next 12-month period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003 the Company did enter into a hedge of a forecasted purchase of shares of a mutual fund tied to the S&P 500 Index, where delivery of the shares will occur 30 years in the future. During 2005, 2004 and 2003, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.
Other Derivative Instruments, Including Embedded Derivatives
Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2005, 2004 and 2003 included a net loss of $9.1 million, a net gain of $8.1 million and a net gain of $11.8 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, Annuity Benefits included a gain of $5.1 million for the year ended December 31, 2005 related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2005, 2004 and 2003, a net loss of $80.7 million, a net loss of $5.9 million and a net gain of $4.2 million, respectively, were recorded in net realized gains and losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. Additional net gains of $78.3 million, $5.9 million and $0.9 million were recorded in net realized gains and losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2005, 2004 and 2003, respectively.
The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2005	2004
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$2,040.1	$1,891.5
Pay variable/receive fixed rate swaps hedging investments	79.2	152.8
Pay variable/receive variable rate swaps hedging investments	—	145.0
Pay variable/receive fixed rate swaps hedging liabilities	550.0	275.0
Pay variable/receive variable rate swaps hedging liabilities	30.0	280.0
Pay fixed/receive variable rate swaps hedging liabilities	170.0	275.0
Other contracts hedging investments	10.0	43.9
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	439.8	400.9
Hedging foreign currency denominated liabilities	1,312.4	2,028.8
Credit default swaps and other non-hedging instruments	555.3	836.0
Equity option contracts	774.4	190.9
Interest rate futures contracts	120.5	387.0

Total	$6,081.7	$6,906.8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(7)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$163.8	$14.3	$0.6	$177.5
Agencies not backed by the full faith and credit of the U.S. Government	849.7	61.2	6.2	904.7
Obligations of states and political subdivisions	300.3	2.4	3.8	298.9
Debt securities issued by foreign governments	41.4	2.7	0.1	44.0
Corporate securities
Public	9,520.0	233.7	106.2	9,647.5
Private	6,572.2	195.3	65.3	6,702.2
Mortgage-backed securities – U.S. Government-backed	6,048.3	18.1	107.6	5,958.8
Asset-backed securities	3,463.2	42.6	41.3	3,464.5

Total fixed maturity securities	26,958.9	570.3	331.1	27,198.1
Equity securities	35.1	7.0	—	42.1

Total securities available-for-sale	$26,994.0	$577.3	$331.1	$27,240.2

December 31, 2004:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$81.1	$13.9	$0.1	$94.9
Agencies not backed by the full faith and credit of the U.S. Government	1,101.0	81.6	1.0	1,181.6
Obligations of states and political subdivisions	246.8	3.1	2.7	247.2
Debt securities issued by foreign governments	41.6	2.7	0.1	44.2
Corporate securities
Public	10,192.0	448.9	26.4	10,614.5
Private	6,633.6	342.9	24.1	6,952.4
Mortgage-backed securities – U.S. Government-backed	4,628.8	59.5	16.3	4,672.0
Asset-backed securities	3,783.8	87.7	26.3	3,845.2

Total fixed maturity securities	26,708.7	1,040.3	97.0	27,652.0
Equity securities	37.7	10.5	0.1	48.1

Total securities available-for-sale	$26,746.4	$1,050.8	$97.1	$27,700.1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2005. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,902.1	$1,909.1
Due after one year through five years	6,212.8	6,285.3
Due after five years through ten years	6,160.3	6,246.3
Due after ten years	3,172.2	3,334.1

Subtotal	17,447.4	17,774.8
Mortgage-backed securities – U.S. Government-backed	6,048.3	5,958.8
Asset-backed securities	3,463.2	3,464.5

Total	$26,958.9	$27,198.1

The following table presents the components of net unrealized gains on securities available-for-sale as of December 31:

(in millions)	2005	2004
Net unrealized gains, before adjustments and taxes	$246.2	$953.7
Adjustment to DAC	42.4	(144.6)
Adjustment to future policy benefits and claims	(104.6)	(121.6)
Deferred federal income taxes	(64.4)	(240.6)

Net unrealized gains	$119.6	$446.9

The following table presents an analysis of the net (decrease) increase in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2005	2004	2003
Fixed maturity securities	$(704.1)	$(153.3)	$61.9
Equity securities	(3.4)	(1.2)	12.4

Net change	$(707.5)	$(154.5)	$74.3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$25.1	$0.5	$3.7	$0.1	$28.8	$0.6
Agencies not backed by the full faith and credit of the U.S. Government	297.0	4.9	42.2	1.3	339.2	6.2
Obligations of states and political subdivisions	150.7	3.0	29.7	0.8	180.4	3.8
Debt securities issued by foreign governments	7.4	0.1	—	—	7.4	0.1
Corporate securities
Public	3,210.4	63.2	1,088.2	43.0	4,298.6	106.2
Private	1,690.3	39.1	672.6	26.2	2,362.9	65.3
Mortgage-backed securities – U.S. Government-backed	4,062.8	88.6	632.6	19.0	4,695.4	107.6
Asset-backed securities	1,420.7	26.1	432.5	15.2	1,853.2	41.3

Total fixed maturity securities	10,864.4	225.5	2,901.5	105.6	13,765.9	331.1
Equity securities	3.9	—	—	—	3.9	—

Total	$10,868.3	$225.5	$2,901.5	$105.6	$13,769.8	$331.1

% of gross unrealized losses		68%		32%

December 31, 2004:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$5.7	$0.1	$0.2	$—	$5.9	$0.1
Agencies not backed by the full faith and credit of the U.S. Government	179.9	1.0	—	—	179.9	1.0
Obligations of states and political subdivisions	68.6	0.5	52.7	2.2	121.3	2.7
Debt securities issued by foreign governments	—	—	7.5	0.1	7.5	0.1
Corporate securities
Public	1,522.3	17.9	291.5	8.5	1,813.8	26.4
Private	994.2	16.3	184.2	7.8	1,178.4	24.1
Mortgage-backed securities – U.S.
Government-backed	1,271.5	10.5	225.1	5.8	1,496.6	16.3
Asset-backed securities	728.0	15.4	229.3	10.9	957.3	26.3

Total fixed maturity securities	4,770.2	61.7	990.5	35.3	5,760.7	97.0
Equity securities	0.7	0.1	—	—	0.7	0.1

Total	$4,770.9	$61.8	$990.5	$35.3	$5,761.4	$97.1

% of gross unrealized losses		64.0%		36.0%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Proceeds from the sale of securities available-for-sale during 2005, 2004 and 2003 were $2.62 billion, $2.49 billion and $2.22 billion, respectively. During 2005, gross gains of $71.9 million ($61.5 million and $104.0 million in 2004 and 2003, respectively) and gross losses of $22.6 million ($8.7 million and $27.6 million in 2004 and 2003, respectively) were realized on those sales.
The Company had $22.2 million and $18.0 million of real estate investments as of December 31, 2005 and 2004, respectively, that were non-income producing during the preceding twelve months.
Real estate is presented at cost less accumulated depreciation of $21.5 million as of December 31, 2005 ($20.9 million as of December 31, 2004). The carrying value of real estate held for disposal totaled $2.5 million and $2.8 million as of December 31, 2005 and 2004, respectively.
The recorded investment of mortgage loans on real estate considered to be impaired was $29.7 million as of December 31, 2005 ($30.0 million as of December 31, 2004), for which the related valuation allowance was $7.1 million ($7.6 million as of December 31, 2004). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2005, the average recorded investment in impaired mortgage loans on real estate was $7.4 million ($10.0 million in 2004). Interest income recognized on those loans, which is recognized on a cash basis, totaled $2.1 million in 2005 ($1.6 million in 2004).
The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2005	2004	2003
Allowance, beginning of period	$33.3	$29.1	$43.4
Net additions (reductions) charged (credited) to allowance	(2.2)	4.2	(14.3)

Allowance, end of period	$31.1	$33.3	$29.1

During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and probable losses inherent in the loan portfolio as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $12.1 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes net realized gains (losses) on investments, hedging instruments and hedged items from continuing operations by source for the years ended December 31:

(in millions)	2005	2004	2003
Realized gains on sales, net of hedging losses:
Fixed maturity securities available-for-sale	$65.3	$57.5	$98.5
Hedging losses on fixed maturity sales	(6.8)	(15.2)	(42.4)
Equity securities available-for-sale	6.6	4.0	5.5
Mortgage loans on real estate	10.7	10.7	3.0
Mortgage loan hedging losses	(3.3)	(4.0)	(2.4)
Real estate	2.1	3.7	4.2
Other	1.0	8.3	—

Total realized gains on sales, net of hedging losses	75.6	65.0	66.4

Realized losses on sales, net of hedging gains:
Fixed maturity securities available-for-sale	(22.5)	(7.8)	(27.2)
Hedging gains on fixed maturity sales	3.9	3.7	9.2
Equity securities available-for-sale	(0.1)	(0.9)	(0.4)
Mortgage loans on real estate	(10.4)	(6.8)	(5.0)
Mortgage loan hedging gains	7.8	2.2	0.5
Real estate	—	(1.2)	(0.3)
Other	(1.6)	(1.9)	(2.0)

Total realized losses on sales, net of hedging gains	(22.9)	(12.7)	(25.2)

Other-than-temporary and other investment impairments:
Fixed maturity securities available-for-sale	(28.1)	(79.7)	(159.4)
Equity securities available-for-sale	(0.9)	(0.6)	(8.0)
Mortgage loans on real estate, including valuation allowance adjustment	(4.5)	(7.1)	11.7
Real estate	(0.1)	(3.2)	(0.8)
Other	(3.2)	—	—

Total other-than-temporary and other investment impairments	(36.8)	(90.6)	(156.5)

Credit default swaps	(7.5)	0.3	13.3
Periodic net coupon settlements on non-qualifying derivatives	1.1	6.6	15.6
Other derivatives	1.1	(5.0)	1.2

Net realized gains (losses) on investments, hedging instruments and hedged items	$10.6	$(36.4)	$(85.2)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2005	2004	2003
Securities available-for-sale:
Fixed maturity securities	$1,466.2	$1,461.9	$1,453.1
Equity securities	2.4	1.2	1.4
Mortgage loans on real estate	577.3	577.4	579.7
Real estate	16.6	17.9	21.7
Short-term investments	18.8	8.9	9.3
Derivatives	(31.0)	(94.3)	(107.2)
Other	112.2	78.4	64.8

Gross investment income	2,162.5	2,051.4	2,022.8
Less investment expenses	57.3	50.9	49.7

Net investment income	$2,105.2	$2,000.5	$1,973.1

Fixed maturity securities with an amortized cost of $16.4 million and $52.3 million as of December 31, 2005 and 2004, respectively, were on deposit with various regulatory agencies as required by law.
As of December 31, 2005 and 2004, the Company had pledged fixed maturity securities with a fair value of $8.6 million and $51.4 million, respectively, as collateral to various derivative counterparties.
As of December 31, 2005 and 2004, the Company had received $1.10 billion and $874.2 million, respectively, of cash collateral on securities lending and $203.3 million and $415.7 million, respectively, of cash for derivative collateral. As of December 31, 2005, the Company had not received any non-cash collateral on securities lending compared to $191.8 million received at December 31, 2004. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2005 and 2004, the Company had loaned securities with a fair value of $1.07 billion and $1.04 billion, respectively. The Company also held $53.2 million and $222.5 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2005 and 2004, respectively.

(8)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides four primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) GMIB; and (4) a hybrid guarantee with GMAB and GMWB.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium– provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset– provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet– provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup– provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo– provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement– provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus (CPP) contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.
The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet– provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup– provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo– provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
See Note 4 for a complete description of the Company’s hybrid GMAB/GMWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GMWB rider are included with GMAB contracts in the following tables.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2005			2004
(in millions)	Account value	Net amount at risk[1]	Wtd. avg. attained age	Account value	Net amount at risk[1]	Wtd. avg. attained age
GMDB:
Return of premium	$9,260.6	$32.5	60	$9,675.4	$54.1	59
Reset	16,932.1	58.7	63	17,315.9	153.2	62
Ratchet	11,020.6	28.9	65	9,621.0	42.3	64
Rollup	592.1	8.4	69	638.6	9.7	68
Combo	2,530.6	22.3	68	2,519.9	19.2	67

Subtotal	40,336.0	150.8	64	39,770.8	278.5	62
Earnings enhancement	418.5	27.6	61	310.1	18.0	60

Total - GMDB	$40,754.5	$178.4	63	$40,080.9	$296.5	62

GMAB[2]:
5 Year	$1,041.8	$0.5	N/A	$460.6	$0.1	N/A
7 Year	1,103.5	0.2	N/A	568.4	—	N/A
10 Year	595.5	0.1	N/A	304.0	—	N/A

Total - GMAB	$2,740.8	$0.8	N/A	$1,333.0	$0.1	N/A

GMIB[3]:
Ratchet	$444.7	$—	N/A	$437.7	$—	N/A
Rollup	1,189.3	—	N/A	1,188.2	—	N/A
Combo	0.5	—	N/A	1.0	—	N/A

Total - GMIB	$1,634.5	$—	N/A	$1,626.9	$—	N/A

[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2006.

[2]	GMAB contracts with the hybrid GMAB/GMWB rider had account values of $939.1 million as of December 31, 2005.

[3]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company’s general account for the years indicated:

(in millions)	GMDB	GMAB	GMIB	Total
Balance as of December 31, 2003	$21.8	$4.3	$—	$26.1
Expense provision	25.0	—	0.8	25.8
Net claims paid	(23.2)	—	—	(23.2)
Value of new business sold	—	24.7	—	24.7
Change in fair value	—	(8.4)	—	(8.4)

Balance as of December 31, 2004	23.6	20.6	0.8	45.0
Expense provision	32.8	—	0.4	33.2
Net claims paid	(29.5)	—	—	(29.5)
Value of new business sold	—	53.4	—	53.4
Change in fair value		(6.1)	—	(6.1)

Balance as of December 31, 2005	$26.9	$67.9	$1.2	$96.0

The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of December 31:

(in millions)	2005	2004
Mutual funds:
Bond	$3,857.3	$4,136.8
Domestic equity	28,011.3	27,402.4
International equity	2,161.4	1,831.3

Total mutual funds	34,030.0	33,370.5
Money market funds	1,350.4	1,313.6

Total	$35,380.4	$34,684.1

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates GMDB and GMIB claim reserve estimates used and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is 10% in the money to 100% utilization when the contractholder is 90% in the money.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2005 and December 31, 2004 (except where noted otherwise):

•	Data used was based on a combination of historical numbers and future projections involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – 8.0%
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	4.50%	5.50%	6.50%	8.50%	10.50%	10.50%	10.50%	17.50%	17.50%	17.50%
Maximum	4.50%	8.50%	11.50%	17.50%	22.50%	22.50%	22.50%	22.50%	22.50%	19.50%
GMABs and hybrid GMABs/GMWBs are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 policy benefits.

(9)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2005	2004
$800.0 million commercial paper program	$134.7	$134.7
$350.0 million securities lending program facility	75.0	47.7
$250.0 million securities lending program facility	32.6	32.6

Total short-term debt	$242.3	$215.0

The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. Previously, the facility consisted of a 364-day agreement and a five-year agreement. In May 2005, the 364-day agreement was terminated, and the five-year agreement was amended and restated for a new five-year term. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $2.60 billion and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2005 and 2004, the Company and NLIC were in compliance with all covenants. The Company had no amounts outstanding under this agreement as of December 31, 2005 and 2004. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $134.7 million in commercial paper outstanding as of December 31, 2005 and 2004 at a weighted average effective interest rate of 4.22% in 2005 and 2.14% in 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NLIC had $75.0 million and $47.7 million outstanding under this agreement as of December 31, 2005 and 2004, respectively. As of December 31, 2005, the Company has not provided any guarantees on such borrowings, either directly or indirectly.
In addition to the agreement described above, NMIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. Because NLIC has a variable interest in the profits from the securitization of these loans and is the primary beneficiary of this arrangement, NLIC consolidates the assets and liabilities associated with these loans and the corresponding borrowings in accordance with current accounting guidance. The maximum amount available under the agreement is $250.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NMIC had $32.6 million outstanding under this agreement as of December 31, 2005 and 2004. As of December 31, 2005, the Company has not provided any guarantees on such borrowings, either directly or indirectly.
The Company paid interest on short-term debt totaling $11.5 million, $3.6 million and $1.3 million in 2005, 2004 and 2003, respectively, including less than $0.1 million to NFS during each year.

(10)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2005	2004
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2005, $50.7 million in 2004 and $47.1 million in 2003. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

(11)	Federal Income Taxes
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.
Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2005	2004
Deferred tax assets:
Future policy benefits	$630.5	$715.5
Other	185.9	117.0

Gross deferred tax assets	816.4	832.5
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	809.4	825.5

Deferred tax liabilities:
Fixed maturity securities	65.1	318.2
Equity securities and other investments	23.8	20.9
Derivatives	31.8	31.2
Deferred policy acquisition costs	970.5	908.1
Other	116.4	101.9

Gross deferred tax liabilities	1,207.6	1,380.3

Net deferred tax liability	$398.2	$554.8

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2005, 2004 and 2003.
The Company’s current federal income tax liability was $53.8 million and $145.3 million as of December 31, 2005 and 2004, respectively.
During the third quarter of 2005, the Company refined its separate account dividends received deduction (DRD) estimation process. As a result, the Company identified and recorded additional federal income tax benefits and recoverables in the amount of $42.6 million related to all open tax years (2000 – 2005). In addition, the Company recorded $5.6 million of net benefit adjustments in the third quarter of 2005, primarily related to differences between the estimated tax liability and the amounts reported on the Company’s tax returns and revised estimates of permanent income tax deductions expected to be generated in 2005. During the fourth quarter of 2005, the Company revised the estimate for the separate account DRD and recorded an additional federal income tax benefit of $8.0 million based on additional information available at year end.
The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2005	2004	2003
Current	$90.6	$181.5	$106.7
Deferred	5.0	(61.5)	(10.5)

Federal income tax expense	$95.6	$120.0	$96.2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income taxes as follows for the years ended December 31:

	2005		2004		2003
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed (expected) tax expense	$217.0	35.0	$187.2	35.0	$152.0	35.0
Tax exempt interest and dividends received deduction	(107.5)	(17.3)	(47.2)	(8.8)	(45.7)	(10.5)
Income tax credits	(16.3)	(2.6)	(9.7)	(1.8)	(10.8)	(2.5)
Release of Phase III tax liability	—	—	(5.1)	(1.0)	—	—
Other, net	2.4	0.3	(5.2)	(1.0)	0.7	0.1

Total	$95.6	15.4	$120.0	22.4	$96.2	22.1

The Jobs Creation Act of 2004 suspends policyholder surplus accounts (PSA) during 2005 and 2006 and provides that direct and indirect distributions from the PSA during any taxable year beginning after 2004 and before 2007 be treated as zero. Because NLIC had the ability and intent to distribute this PSA balance to its shareholder during the noted period, the potential tax liability was eliminated as of December 31, 2004 (see “Release of Phase III tax liability” above). The Jobs Creation Act of 2004 had no other significant impact on the Company’s tax position.
Total federal income tax paid was $182.2 million, $142.3 million and $176.2 million during the years ended December 31, 2005, 2004 and 2003, respectively.

(12)	Shareholders’ Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions
The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.
State insurance laws generally restrict the ability of insurance companies to pay cash dividends and make other payments in excess of certain prescribed limitations without prior approval. The Company is limited in the amount of shareholder dividends it may pay without prior approval by the ODI. The statutory capital and surplus of NLIC as of December 31, 2005 and 2004 was $2.60 billion and $2.39 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2005, 2004 and 2003 was $462.5 million, $317.7 million and $444.4 million, respectively. As of January 1, 2006, based on statutory financial results as of and for the year ended December 31, 2005, NLIC could pay dividends totaling $277.5 million without obtaining prior approval. On February 22, 2006, NLIC declared a $70.0 million dividend to NFS. In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.
The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(13)	Comprehensive Income
Comprehensive income includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss). The following table summarizes the Company’s other comprehensive (loss) income, before and after federal income tax benefit (expense), for the years ended December 31:

(in millions)	2005	2004	2003
Net unrealized (losses) gains on securities available-for-sale arising during the period:
Net unrealized (losses) gains before adjustments	$(687.2)	$(182.0)	$(16.7)
Net adjustment to deferred policy acquisition costs	187.0	99.1	56.9
Net adjustment to future policy benefits and claims	17.0	(11.0)	22.6
Related federal income tax benefit (expense)	169.1	33.3	(22.4)

Net unrealized (losses) gains	(314.1)	(60.6)	40.4

Reclassification adjustment for net realized (gains) losses on securities available-for-sale realized during the period:
Net unrealized (gains) losses	(20.3)	27.5	91.0
Related federal income tax expense (benefit)	7.1	(9.6)	(31.8)

Net reclassification adjustment	(13.2)	17.9	59.2

Other comprehensive (loss) income on securities available-for-sale	(327.3)	(42.7)	99.6

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	41.7	(47.4)	(40.9)
Related federal income tax (expense) benefit	(14.6)	16.6	14.3

Other comprehensive income (loss) on cash flow hedges	27.1	(30.8)	(26.6)

Total other comprehensive (loss) income	$(300.2)	$(73.5)	$73.0

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2005, 2004 and 2003.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(14)	Employee Benefit Plans
Defined Benefit Plans
The Company and certain affiliated companies participate in a defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company.
The Company’s portion of pension expense for this plan for the years ended December 31, 2005, 2004 and 2003 was $16.6 million, $13.7 million and $13.2 million, respectively. The Company recorded prepaid pension assets of $38.1 million and $14.6 million as of December 31, 2005 and 2004, respectively.
In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory and generally are available to full-time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC.
Two significant plan changes were enacted to the postretirement benefit plans at December 31, 2002. The first involved the postretirement medical plan, which was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that the pre-65 benefit caps will increase by 3% per year, at which time the cap will be frozen. The second involved the postretirement death benefit plan, which was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy, and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.
The Company’s accrued postretirement benefit expense as of December 31, 2005 and 2004 was $47.6 million and $49.3 million, respectively. The net periodic benefit (income) cost for the postretirement benefit plans as a whole was $(0.1) million, $0.3 million and $1.1 million for 2005, 2004 and 2003, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes information regarding the funded status of the NMIC pension plan as a whole and the NMIC postretirement benefit plans as a whole (all of which are U.S. plans), including amounts not related to the Company, as of the years ended December 31:

	Pension benefits		Postretirement benefits
(in millions)	2005	2004	2005	2004
Change in benefit obligation:
Benefit obligation at beginning of year	$2,733.1	$2,457.0	$291.9	$306.8
Service cost	133.5	121.8	9.7	9.2
Interest cost	134.9	134.0	16.0	17.5
Participant contributions	—	—	6.5	4.1
Plan amendment	—	—	—	(13.3)
Actuarial loss (gain)	261.6	125.7	3.0	(10.1)
Benefits paid	(117.3)	(105.4)	(25.9)	(22.3)

Benefit obligation at end of year	3,145.8	2,733.1	301.2	291.9

Change in plan assets:
Fair value of plan assets at beginning of year	2,454.3	2,242.4	135.6	127.5
Actual return on plan assets	184.1	187.3	6.3	6.2
Employer contributions[1]	249.8	130.0	19.1	20.1
Participant contributions	—	—	6.5	4.1
Benefits paid[1]	(117.3)	(105.4)	(25.9)	(22.3)

Fair value of plan assets at end of year	2,770.9	2,454.3	141.6	135.6

Funded status	(374.9)	(278.8)	(159.6)	(156.3)
Unrecognized prior service cost	21.4	25.8	(88.3)	(103.0)
Unrecognized net loss	544.6	298.2	52.1	48.0
Unrecognized net asset at transition	—	(1.2)	—	—

Prepaid (accrued) benefit cost, net	$191.1	$44.0	$(195.8)	$(211.3)

Accumulated benefit obligation	$2,510.3	$2,271.6

[1]	Employer contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.
In 2004, the postretirement medical plan was amended to reflect the provisions of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Medicare Act), which was signed into law on December 8, 2003. The amendment integrates prescription drug benefits with the coverage provisions provided in the Medicare Act. The impact of the amendment is reflected in the accumulated postretirement benefit obligations beginning December 31, 2004. The expense impact of the amendment was a $2.0 million decrease for 2005 for the plan as a whole.
The effect of a 1% increase or decrease in the assumed health care cost trend rate on the accumulated postretirement benefit obligation was $0.1 million and $1.7 million at December 31, 2005 and 2004, respectively, for the plan as a whole.
NMIC and all participating employers, including the Company, expect to contribute $120.0 million to the pension plan and $20.0 million to the postretirement benefit plan in 2006.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes benefits expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

(in millions)	Pension benefits	Postretirement benefits
2006	$115.7	$20.7
2007	117.8	20.5
2008	120.2	19.8
2009	127.0	19.3
2010	133.8	19.9
2011-2015	817.1	111.6
The following table summarizes the weighted average assumptions used to calculate the benefit obligation and funded status of the NMIC pension plan as a whole and the NMIC postretirement benefit plans as a whole as of the December 31 measurement date for all plans:

	Pension benefits		Postretirement benefits
	2005	2004	2005	2004
Discount rate	4.75%	5.00%	5.45%	5.70%
Rate of increase in future compensation levels	4.25%	3.50%	—	—
Assumed health care cost trend rate:
Initial rate	—	—	9.00%	10.00%	[1]
Ultimate rate	—	—	5.50%	5.20%	[1]
Declining period	—	—	7 Years	10 Years

[1]	The 2005 initial rate was 9.00% for participants over age 65, with an ultimate rate of 5.5%, and the 2004 initial rate was 11.00% for participants over age 65, with an ultimate rate of 5.70%.
The NMIC pension plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. The plan requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilities for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets based on current market conditions given the risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified U.S. investment grade bonds, diversified high-yield U.S. securities, international fixed income, emerging markets and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the asset allocation for the NMIC pension plan as a whole at the end of 2005 and 2004 and the target allocation for 2006, by asset category:

	Percentage of plan assets		Target allocation percentage
Asset Category	2005	2004	2006
Equity securities	50%	48%	40 - 65%
Debt securities	50%	52%	25 - 50%
Real estate	—	—	0 - 10%

Total	100%	100%

The NMIC postretirement benefit plans employ a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Plan investments for retiree life insurance benefits generally include a retiree life insurance contract issued by NLIC. For retiree medical liabilities, plan investments include both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified U.S. equities. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.
The following table summarizes the asset allocation for the NMIC postretirement benefit plans as a whole at the end of 2005 and 2004 and the target allocation for 2006, by asset category:

	Percentage of plan assets		Target allocation percentage
Asset Category	2005	2004	2006
Equity securities	60%	60%	50 - 80%
Debt securities	37%	35%	20 - 50%
Other	3%	5%	0 - 10%

Total	100%	100%

The following table summarizes the components of net periodic benefit cost for the NMIC pension plan as a whole, including amounts not related to the Company, for the years ended December 31:

(in millions)	2005	2004	2003
Service cost	$133.5	$121.8	$104.0
Interest cost	134.9	134.0	131.7
Expected return on plan assets	(172.6)	(167.7)	(156.7)
Recognized net actuarial loss	—	—	0.1
Amortization of prior service cost	4.5	4.5	4.5
Amortization of unrecognized net losses	3.6	—	—
Amortization of unrecognized transition cost	(1.2)	(1.3)	(1.3)

Net periodic benefit cost	$102.7	$91.3	$82.3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the weighted average assumptions used to calculate net periodic benefit cost, set at the beginning of each year, for the NMIC pension plan as a whole:

	2005	2004	2003
Discount rate	5.00%	5.50%	6.00%
Rate of increase in future compensation levels	3.50%	4.00%	4.50%
Expected long-term rate of return on plan assets	6.75%	7.25%	7.75%
The NMIC pension plan employs a prospective building block approach in determining the expected long-term rate of return on plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied, and long-term historical relationships between equities and fixed income investments are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run (called a risk premium). Historical risk premiums are used to develop expected real rates of return for each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan’s target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated into the process. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historical real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return on plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan’s portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.
Effective December 31, 2005, the historical risk premiums and expected real rates of return were re-evaluated affecting December 31, 2005 benefit obligations and 2006 costs. For benefits obligations, a lower real rate of return on corporate bonds led to a higher implied inflation rate and a higher rate of future compensation increase, which was 4.25% at December 31, 2005.
The following table summarizes the components of net periodic benefit cost for the NMIC postretirement benefit plans as a whole, including amounts not related to the Company, for the years ended December 31:

(in millions)	2005	2004	2003
Service cost	$9.7	$9.2	$9.9
Interest cost	16.0	17.5	19.5
Expected return on plan assets	(8.7)	(8.9)	(8.0)
Amortization of unrecognized net losses	1.4	—	—
Net amortization and deferral	(14.8)	(12.1)	(9.9)

Net periodic benefit cost	$3.6	$5.7	$11.5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the weighted average assumptions used to calculate the Company’s net periodic benefit cost, set at the beginning of each year, for the postretirement benefit plan as a whole:

	2005	2004	2003
Discount rate	5.70%	6.10%	6.60%
Expected long-term rate of return on plan assets	6.50%	7.00%	7.50%
Assumed health care cost trend rate:
Initial rate	10.00%[1]	11.00%[1]	11.30%[1]
Ultimate rate	5.20%[1]	5.20%[1]	5.70%[1]
Declining period	10 Years	11 Years	11 Years

[1]
The initial rate was 11.00% for participants over 65, with an ultimate rate of 5.70%, the 2004 initial rate was 11.00% for participants over age 65, with an ultimate rate of 5.70%, and the 2003 initial rate was 12.00% for participants over age 65, with an ultimate rate of 5.60%.

Defined Contribution Plans
The Company and certain affiliated companies sponsor defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $6.2 million, $5.8 million and $5.5 million for 2005, 2004 and 2003, respectively.

(15)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2005, 2004 and 2003, the Company made payments to NMIC and NSC totaling $274.1 million, $194.6 million and $170.4 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.
The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $6.39 billion and $5.75 billion as of December 31, 2005 and 2004, respectively. Total revenues from these contracts were $136.2 million, $136.5 million and $138.9 million for the years ended December 31, 2005, 2004 and 2003, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $107.3 million, $107.9 million and $111.8 million for the years ended December 31, 2005, 2004 and 2003, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.
The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2005, 2004 and 2003, the Company made lease payments to NMIC and its subsidiaries of $18.7 million, $18.4 million and $17.5 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2005, 2004 and 2003 were $429.5 million, $335.6 million and $286.7 million, respectively, while benefits, claims and expenses ceded during these years were $398.8 million, $336.0 million and $247.5 million, respectively.
Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2005 and 2004, customer allocations to GGI funds totaled $15.70 billion and $14.06 billion, respectively. For the years ended December 31, 2005, 2004 and 2003, GGI paid the Company $51.6 million, $44.5 million and $38.6 million, respectively, for the distribution and servicing of these funds.
Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $26.5 million, $23.2 million and $24.8 million for the years ended December 31, 2005, 2004 and 2003, respectively.
The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2005 and 2004, the Company had no borrowings from affiliated entities under such agreements. During 2005, 2004 and 2003, the most the Company had outstanding at any given time was $55.3 million, $227.7 million and $126.0 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained from unaffiliated parties.
The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $390.6 million and $498.4 million as of December 31, 2005 and 2004, respectively, and are included in short-term investments on the consolidated balance sheets. For the years ended December 31, 2005, 2004 and 2003, the Company paid NCMC fees totaling less than $0.1 million under this agreement.
Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2005, 2004 and 2003 were $59.0 million, $63.1 million and $62.0 million, respectively.
During the year ended December 31, 2005, the Company did not purchase any fixed maturity securities available-for-sale from NFN compared to $829.9 million purchased during 2004. NFN recorded gross realized gains of $23.4 million on such transactions during 2004.
An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $2.9 million, $2.6 million and $0.7 million for the years ended December 31, 2005, 2004 and 2003, respectively.
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 11. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments to NMIC were $45.0 million, $37.4 million and $2.4 million in the years ended December 31, 2005, 2004 and 2003, respectively. These payments related to tax years prior to deconsolidation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In the first quarter of 2003, NLIC received a $200.0 million capital contribution from NFS for general corporate purposes.
On February 22, 2006, NLIC declared a $70.0 million dividend to NFS. In 2005, 2004 and 2003, NLIC paid dividends to NFS totaling $185.0 million, $125.0 million and $60.0 million, respectively. During 2003, NLIC returned capital totaling $100.0 million to NFS.
See Note 10 for information on surplus notes payable from NLIC to NFS. In addition, the Company made interest payments on unsecured notes to NFS totaling less than $0.1 million in 2005, 2004 and 2003. As of December 31, 2005, there were no outstanding balances on unsecured notes to NFS.

(16)	Contingencies
Legal Matters
The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by the Company’s management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.
In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.
The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and April 2005, respectively, and no further information requests have been received with respect to these matters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements issued to back MTN programs. Related investigations and proceedings may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to these investigations into compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.
These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.
On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum annual premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States who, during the class period from February 10, 1995 through February 2, 2006, purchased life insurance policies from NLIC that provided for guaranteed maximum premiums and who paid premiums on a modal basis to NLIC. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The case is currently set for trial on April 10, 2006. NLIC intends to defend this lawsuit vigorously.
On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 24, 2005, NLIC filed a motion to dismiss the First Amended Complaint. The plaintiff has opposed that motion. NLIC intends to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
On January 21, 2004, the Company was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that the Company and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for: (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys’ fees. The Company filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. On March 23, 2005, the Company filed its answer, and on December 30, 2005, the Company filed a motion for summary judgment. The Company intends to defend this lawsuit vigorously.
On October 31, 2003, NLIC and NLAIC were named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by NLIC or NLAIC which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. NLIC and NLAIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted the motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. NLIC and NLAIC intend to defend this lawsuit vigorously.
On August 15, 2001, the Company was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that the Company breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by the Company, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On July 6, 2004, the Company filed a Revised Memorandum in Support of Summary Judgment. The Company’s motion for summary judgment was denied with respect to all claims on February 24, 2006. The Company intends to defend this lawsuit vigorously.
Tax Matters
The Company’s federal income tax returns are routinely audited by the IRS, and the Company is currently under examination for the 2000-2002 tax years. Management has established tax reserves representing its best estimate of additional amounts it may be required to pay if certain tax positions it has taken are challenged and ultimately denied by the IRS. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
A significant component of the tax reserve is related to the separate account DRD. The Company has not reached any final agreements with the IRS with respect to the DRD, and there can be no assurance that any such agreements will be reached. However, resolution of the separate account DRD and/or other identified issues could result in a potentially significant adjustment to the Company’s future results of operations.

(17)	Securitization Transactions
Since 2001, the Company has sold $626.1 million of credit enhanced equity interests in Tax Credit Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2005, the Company held guarantee reserves totaling $6.3 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.54 billion. The Company does not anticipate making any payments related to the guarantees.
At the time of the sales, $5.9 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. During 2005, no stabilization collateral amounts were released into income, compared to $0.1 million released in 2004. As of December 31, 2005 and 2004, $2.2 million and $1.4 million of stabilization collateral was unrecognized and recorded as a reserve, respectively.
To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(18)	Variable Interest Entities
As of December 31, 2005 and 2004, the Company had relationships with 19 and 14 VIEs, respectively, where the Company was the primary beneficiary. Each of these VIEs is a conduit that assists the Company in structured products transactions. One of the VIEs is used in the securitization of mortgage loans, while the others are involved in the sale of Tax Credit Funds to third party investors where the Company provides guaranteed returns (see Note 17). The results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The net assets of these VIEs totaled $440.6 million and $366.4 million as of December 31, 2005 and December 31, 2004, respectively. The following table summarizes the components of net assets as of the dates indicated:

(in millions)	December 31, 2005	December 31, 2004
Mortgage loans on real estate	$31.5	$32.1
Other long-term investments	478.6	401.2
Short-term investments	42.3	31.7
Other assets	41.3	50.3
Short-term debt	32.6	32.6
Other liabilities	120.5	116.3
The total exposure to loss on these VIEs where the Company is the primary beneficiary was immaterial as of December 31, 2005 and December 31, 2004. For the mortgage loan VIE, to which the short-term debt relates, the creditors have no recourse against the Company in the event of default by the VIE.
In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in a number of Tax Credit Funds where the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 10 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but for which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $53.9 million and $36.3 million as of December 31, 2005 and 2004, respectively.

(19)	Segment Information
Management of the Company views its business primarily based on the underlying products, and this is the basis used for defining its reportable segments. The Company reports four segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.
The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes and the cumulative effect of adoption of accounting principles to exclude: (1) net realized gains and losses on investments, hedging instruments and hedged items, except for periodic net coupon settlements on non-qualifying derivatives; (2) net realized gains and losses related to securitizations; and (3) the adjustment to amortization of DAC related to net realized gains and losses.
Individual Investments
The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.
Retirement Plans
The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector includes IRC Section 401(k) business, and the public sector includes IRC Section 457 and Section 401(a) business, both in the form of fixed and variable group annuities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Individual Protection
The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.
Corporate and Other
The Corporate and Other segment includes certain structured products business; the MTN program; net investment income not allocated to product segments; periodic net coupon settlements on non-qualifying derivatives; unallocated expenses; interest expense on debt; revenue and expenses of the Company’s non-insurance subsidiaries not reported in other segments; and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2005
Revenues:
Policy charges	$532.4	$145.0	$377.7	$—	$1,055.1
Life insurance premiums	96.7	—	163.3	—	260.0
Net investment income	822.4	642.9	332.8	307.1	2,105.2
Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	9.5	9.5
Other	1.3	0.2	—	1.8	3.3

Total revenues	1,452.8	788.1	873.8	318.4	3,433.1

Benefits and expenses:
Interest credited to policyholder account values	557.7	444.8	182.4	146.1	1,331.0
Other benefits and claims	149.1	—	228.4	—	377.5
Policyholder dividends on participating policies	—	—	33.1	—	33.1
Amortization of DAC	329.1	47.2	89.0	1.0	466.3
Interest expense on debt	—	—	—	66.3	66.3
Other operating expenses	193.1	181.8	148.1	15.8	538.8

Total benefits and expenses	1,229.0	673.8	681.0	229.2	2,813.0

Income from continuing operations before federal income tax expense	223.8	114.3	192.8	89.2	$620.1

Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	(9.5)
Adjustment to amortization of DAC related to net realized gains	—	—	—	1.0

Pre-tax operating earnings	$223.8	$114.3	$192.8	$80.7

Assets as of period end	$52,929.2	$29,987.2	$14,728.7	$9,313.4	$106,958.5

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2004
Revenues:
Policy charges	$503.6	$157.0	$364.6	$—	$1,025.2
Life insurance premiums	87.5	—	182.9	—	270.4
Net investment income	824.8	627.9	327.2	220.6	2,000.5
Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	(43.0)	(43.0)
Other	0.6	—	—	15.8	16.4

Total revenues	1,416.5	784.9	874.7	193.4	3,269.5

Benefits and expenses:
Interest credited to policyholder account values	573.5	435.5	181.5	86.7	1,277.2
Other benefits and claims	136.9	—	232.3	—	369.2
Policyholder dividends on participating policies	—	—	36.2	—	36.2
Amortization of DAC	276.1	39.6	94.4	—	410.1
Interest expense on debt	—	—	—	59.8	59.8
Other operating expenses	210.0	184.5	159.7	27.8	582.0

Total benefits and expenses	1,196.5	659.6	704.1	174.3	2,734.5

Income from continuing operations before federal income tax expense	220.0	125.3	170.6	19.1	$535.0

Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	43.0

Pre-tax operating earnings	$220.0	$125.3	$170.6	$62.1

Assets as of period end	$52,642.5	$29,668.7	$12,932.4	$10,714.3	$105,957.9

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2003
Revenues:
Policy charges	$427.9	$150.0	$346.2	$—	$924.1
Life insurance premiums	89.8	—	190.0	—	279.8
Net investment income	807.9	640.2	324.3	200.7	1,973.1
Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	(100.8)	(100.8)
Other	—	—	—	28.4	28.4

Total revenues	1,325.6	790.2	860.5	128.3	3,104.6

Benefits and expenses:
Interest credited to policyholder account values	602.5	443.2	185.6	77.9	1,309.2
Other benefits and claims	155.5	—	224.5	—	380.0
Policyholder dividends on participating policies	—	—	41.2	—	41.2
Amortization of DAC	228.4	45.6	101.9	—	375.9
Interest expense on debt	—	—	—	48.4	48.4
Other operating expenses	172.9	178.9	157.3	6.4	515.5

Total benefits and expenses	1,159.3	667.7	710.5	132.7	2,670.2

Income (loss) from continuing operations before federal income tax expense	166.3	122.5	150.0	(4.4)	$434.4

Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	100.8

Pre-tax operating earnings	$166.3	$122.5	$150.0	$96.4

Assets as of period end	$49,419.2	$29,226.9	$11,286.6	$10,695.0	$100,627.7

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives.

3

PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

Nationwide Variable Account-9:

Report of Independent Registered Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2005.

Statements of Operations for the year ended
December 31, 2005.

Statements of Contract Owners' Equity for the years ended
December 31, 2005 and 2004.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Accounting Firm.

Consolidated Balance Sheets as of December
31, 2005 and 2004.

Consolidated Statements of Income for the
years ended December 31, 2005, 2004 and 2003.

Consolidated Statements of Shareholder’s
Equity for the years ended December 31,
2005, 2004 and 2003.

Consolidated Statements of Cash Flows for
the years ended December 31, 2005, 2004 and 2003.

Notes to Consolidated Financial Statements.

Item 24. (b) Exhibits

(1)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of contracts between the Depositor and Principal Underwriter - Filed previously with Post-Effective Amendment No. 2 to registration statement (File No. 333-79327) and hereby incorporated by reference.

(4)	The form of the variable annuity contract - Filed previously with Post-Effective Amendment No. 11 to registration statement (File No. 333-79327) and hereby incorporated by reference.

(5)	Variable Annuity Application - Filed previously with Post Effective Amendment No. 15 to registration statement (File No. 333-79327) and hereby incorporated by reference.

(6)	Articles of Incorporation of Depositor - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

(7)	Not Applicable

(8)	Not Applicable

(9)	Opinion of Counsel - Filed previously with initial registration statement (File No. 333-79327) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

Item 25.	Directors and Officers of the Depositor

Chairman of the Board	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Financial and Investment Officer	Robert A. Rosholt
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	Kathleen D. Ricord
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Technology Officer	Srinivas Koushik
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Consumer Finance	John S. Skubik
Senior Vice President-Corporate Relations	Gregory S. Lashutka
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Enterprise Chief Risk Officer	Brian W. Nocco
Senior Vice President-Group Business Head	Duane C. Meek
Senior Vice President-In Retirement Business Head	Keith I. Millner
Senior Vice President-Individual Investments Business Head	Mark D. Phelan
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Mark D. Torkos
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-Marketing, Strategy and Urban Operations	Katherine A. Mabe
Senior Vice President-NF Systems	R. Dennis Noice
Senior Vice President-Non-Affiliated Sales	John Laughlin Carter
Senior Vice President-P/C Strategic Planning and Operations	James R. Burke
Senior Vice President-PCIO Brokerage Operations & Sponsor Relations	David K. Hollingsworth
Senior Vice President-Property and Casualty Claims	David R. Jahn
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha James Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex (nmn) Shumate

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania	The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania	The company is registered as a broker-dealer.
1717 Capital Management Company*	Pennsylvania	The company is registered as a broker-dealer and investment advisor.
1717 Insurance Agency of Massachusetts, Inc.	Massachusetts	The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Massachusetts.
1717 Insurance Agency of Texas, Inc.	Texas	The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Texas.
401(k) Investment Advisors, Inc.	Texas	The company is an investment advisor registered with the State of Texas.
401(k) Investment Services, Inc.*	Texas	The company is a broker-dealer registered with the National Association of Securities Dealers, Inc.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands	The company is in the business of reinsurance of mortgage guaranty risks.
AID Finance Services, Inc.	Iowa	The company operates as a holding company.
ALLIED Document Solutions, Inc.	Iowa	The company provides general printing services to its affiliated companies as well as to unaffiliated companies.
ALLIED General Agency Company	Iowa	The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa	The company is a property and casualty insurance holding company.
ALLIED Group Insurance Marketing Company	Iowa	The company engages in the direct marketing of property and casualty insurance products.
ALLIED Property and Casualty Insurance Company	Iowa	The company underwrites general property and casualty insurance.
Allied Texas Agency, Inc.	Texas	The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
Allnations, Inc.	Ohio	The company engages in promoting, extending, and strengthening cooperative insurance organizations throughout the world.
AMCO Insurance Company	Iowa	The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida	The company is an underwriting manager for ocean cargo and hull insurance.
Asset Management Holdings plc*	England and Wales
The company is a holding company of a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, investment trusts and portfolios for corporate clients.

Audenstar Limited	England and Wales	The company is an investment holding company.
BlueSpark, LLC	Ohio	The company is currently inactive.
Cal-Ag Insurance Services, Inc.	California	The company is an insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
CalFarm Insurance Agency	California	The company is an insurance agency.
Capital Pro Holding, Inc.	Delaware	The company operates as a holding company and is currently inactive.
Capital Professional Advisors, Inc.	Delaware	The company is currently inactive.
Cap Pro Advisory Services, Inc.	Delaware	The company is currently inactive.
Cap Pro Brokerage Services, Inc.	Delaware	The company is currently inactive.
Cap Pro Insurance Agency Services, Inc.	Delaware	The company is currently inactive.
Colonial County Mutual Insurance Company*	Texas	The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverages in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	Ohio	The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Damian Securities Limited*	England and Wales	The company is engaged in investment holding.
Depositors Insurance Company	Iowa	The company underwrites general property and casualty insurance.
Discover Insurance Agency, LLC	California	The company is currently inactive.
Discover Insurance Agency of Texas, LLC	Texas	The company is currently inactive.
DVM Insurance Agency, Inc.	California	This company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Europewide Life SA (f.k.a. CLARIENT Life Insurance SA)*	Luxembourg	The company writes life insurance including coinsurance and reinsurance.
F&B, Inc.	Iowa	The company is an insurance agency that places business not written by Farmland Mutual Insurance Company and its affiliates with other carriers.
Farmland Mutual Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Fenplace Limited	England and Wales	The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Financial Horizons Distributors Agency of Alabama, Inc.	Alabama	The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Horizons Distributors Agency of Ohio, Inc.	Ohio	The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Horizons Distributors Agency of Texas, Inc.	Texas	The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Settlement Services Agency, Inc.	Ohio	The company is an insurance agency in the business of selling structured settlement products.
FutureHealth Corporation	Maryland	The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
FutureHealth Holding Company	Maryland	The company provides population health management.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
FutureHealth Technologies Corporation	Maryland	The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gardiner Point Hospitality LLC	Ohio	The company holds the assets of a hotel in foreclosure.
Gartmore 1990 Limited	England and Wales	This company is currently in Members' Voluntary Liquidation.
Gartmore 1990 Trustee Limited	England and Wales	This company is currently in Members' Voluntary Liquidation.
Gartmore Capital Management Limited*	England and Wales	The company acts as a holding company for Gartmore US Limited and has applied to cancel its registration with the United Kingdom Financial Services Authority.
Gartmore Distribution Services, Inc.*	Delaware	The company is a limited purpose broker-dealer.
Gartmore Emerging Managers, LLC	Delaware	The company acquires and holds interests in registered investment advisors and provides investment management services.
Gartmore Fund Managers International Limited	Jersey, Channel Islands	The company is currently in Liquidation.
Gartmore Fund Managers Limited*	England and Wales
The company is engaged in authorized unit trust management and OEIC management. It is also the authorized Corporate Director of the Gartmore OEIC Funds. The company is authorized and regulated by the United Kingdom Financial Services Authority.

Gartmore Global Asset Management, Inc.	Delaware	The company operates as a holding company.
Gartmore Global Asset Management Trust*	Delaware	The company acts as a holding company for the Gartmore group of companies and as a registered investment advisor for registered investment companies.
Gartmore Global Investments, Inc.*	Delaware	The company acts as a holding company and provides other business services for the Gartmore group of companies.
Gartmore Global Partners*	Delaware	The partnership is engaged in investment management. The company is authorized and regulated by the Securities and Exchange Commission and the United Kingdom Financial Services Authority.
Gartmore Global Ventures, Inc.	Delaware	The company acts as a holding company for subsidiaries in the Nationwide group of companies.
Gartmore Group Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts, and portfolios for corporate clients.

Gartmore Indosuez UK Recovery Fund (G.P.) Limited	England and Wales	The company is currently in Members' Voluntary Dissolution.
Gartmore Investment Limited*	England and Wales
The company is engaged in investment management and advisory services to pension funds, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate or other institutional clients. The company is authorized and regulated by the Securities and Exchange Commission and the United Kingdom Financial Services Authority.

Gartmore Investment Management plc*	England and Wales	The company is an investment holding company and provides services to other companies within the Gartmore group of companies in the United Kingdom.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Gartmore Investment Services GmbH	Germany		The company is engaged in marketing support for subsidiaries of the Gartmore group of companies.
Gartmore Investment Services Limited*	England and Wales		The company is engaged in investment holding for subsidiaries of the Gartmore group of companies.
Gartmore Investor Services, Inc.	Ohio		The company provides transfer and dividend disbursing agent services to various mutual fund entities.
Gartmore Japan Limited* (n.k.a. Gartmore Investment Japan Limited)	Japan
The company is the renamed survivor entity of the merger of Gartmore Investment Management Japan Limited and Gartmore NC Investment Trust Management Company Ltd. The company is engaged in the business of investment management. The company is authorized and regulated by the Japan Financial Services Authority.

Gartmore Managers (Jersey) Limited	Jersey, Channel Islands		The company is currently in Liquidation.
Gartmore Morley & Associates, Inc.	Oregon		The company brokers or places book-value maintenance agreements (wrap contracts) and guaranteed investment contracts for collective investment trusts and accounts.
Gartmore Morley Capital Management, Inc.	Oregon		The company is an investment advisor and stable value money manager.
Gartmore Morley Financial Services, Inc.	Oregon		The company is a holding company.
Gartmore Mutual Fund Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gartmore No. 1 General Partner, Limited	Scotland		The company is a general partner in a number of Scottish Limited Partnerships that act as a general partner in private equity investment vehicles.
Gartmore No. 2 General Partner, Limited*	Scotland		The company is a general partner in a number of Scottish Limited Partnerships that act as a general partner in private equity investment vehicles.
Gartmore No. 3 General Partner GP Limited	Scotland		The company is a general partner in a Scottish Limited Partnership acting as a general partner in a private equity investment vehicle.
Gartmore No. 3 General Partner ILP Limited	Scotland		The company is a general partner in a Scottish Limited Partnership acting as a general partner in a private equity investment vehicle.
Gartmore Nominees Limited	England and Wales		The company acts as a nominee. The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Gartmore Pension Trustees, Limited	England and Wales		The company acts as the corporate trustee of the Gartmore pension scheme and is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Gartmore Riverview, LLC*	Delaware
The company provides customized solutions in the form of expert advice and investment management services to a limited number of institutional investors through construction of hedge fund and alternative asset portfolios and their integration into the entire asset allocation framework.

Gartmore Riverview II, LLC	Delaware		The company is a holding company for Gartmore Riverview, LLC.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Gartmore Riverview Polyphony LLC*	Delaware		The company invests in limited partnerships and other entities and retains managers to invest, reinvest and trade in securities and other financial instruments.
Gartmore S.A. Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gartmore Securities Limited*	England and Wales		The company is engaged in investment holding and is a partner in Gartmore Global Partners.
Gartmore Separate Accounts, LLC	Delaware		The company acts as an investment advisor registered with the Securities and Exchange Commission.
Gartmore Services Limited	Jersey, Channel Islands		The company provides services to the Gartmore group of companies.
Gartmore Trust Company	Oregon		The company is an Oregon state bank with trust power.
Gartmore U.S. Limited*	England and Wales		The company is a joint partner in Gartmore Global Partners.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald DTAO, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald DTC, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
GGI MGT LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to Gartmore management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

G.I.L. Nominees Limited	England and Wales		The company acts as a nominee. The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market non-standard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
MedProSolutions, Inc.	Massachusetts		The company provides third-party administration services for workers' compensation, automobile injury and disability claims.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England
This is a limited liability company organized for profit under the Companies Act of 1948 of England for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. This company is currently inactive.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Kansas		The company is a shell insurer with no active policies or liabilities.
Nationwide Affordable Housing, LLC	Ohio		The company invests in multi-family housing projects throughout the U.S.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings, Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate clients.

Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Atlantic Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Nationwide Capital Mortgage, LLC	Ohio
This company is a holding company that funds/owns commercial mortgage loans on an interim basis, hedges the loans during the ownership period, and then sells the loans as part of a securitization to generate profit.

Nationwide Cash Management Company*	Ohio		The company buys and sells investment securities of a short-term nature as agent for other corporations, foundations, and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Credit Enhancement Insurance Company	Ohio		The company is currently inactive.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company acts as an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Institution Distributors Agency, Inc. of New Mexico	New Mexico		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of Massachusetts	Massachusetts		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Financial Sp. Zo.o	Poland		The company provides distribution services for its affiliate Nationwide Towarzystwo Ubezpieczen na Zycie S.A. in Poland.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Finance, LLC	Ohio		The company acts as a support company for Nationwide Global Holdings, Inc. in its international capitalization efforts.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.*	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Holdings-NGH Brasil Participacoes, Ltda.	Brazil		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Nationwide Global Services EIG*	Luxembourg		The company provides shared services to PanEuroLife, Europewide Life SA, Europewide Financial S.A. (f.k.a. Dancia Life S.A.) and Nationwide Global Holdings, Inc.
Nationwide Health and Productivity Company	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide Insurance Management Services, Inc.	Ohio		The company is currently inactive.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited broker-dealer company doing business in the deferred compensation market and acts as an investment advisor.
Nationwide Life and Annuity Company of America**	Delaware		The company provides individual life insurance products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Marítima Vida E Previdência SA* (n.k.a. Vida Seguradora SA)	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plans in Brazil.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Properties, Ltd.	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services Sp. Zo.o.	Poland		The company provides services to Nationwide Global Holdings, Inc. in Poland.
Nationwide Trust Company, FSB	United States		This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of the Treasury to exercise custody and fiduciary powers.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide UK Holding Company, Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate clients.

Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NGH Luxembourg S.a.r.L.*	Luxembourg		The company acts primarily as a holding company for the European operations of Nationwide Global Holdings, Inc.
NGH Netherlands B.V.	Netherlands		The company acts as a holding company for other Nationwide overseas companies.
NGH UK, Ltd.*	United Kingdom		The company functions as a support company for other Nationwide overseas companies.
North Front Pass-Through Trust	Delaware		The trust issued and sold $4,000,000 aggregate face amount of CSN Pass-Through Securities to certain unrelated Initial Purchasers.
NorthPointe Capital LLC	Delaware		The company acts as a registered investment advisor.
PanEuroLife*	Luxembourg		The company provides individual life insurance, primarily in the United Kingdom, Belgium and France.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
Quick Sure Auto Agency, Inc.	Texas		The company is an insurance agency and operates as an employee agent "storefront" for Titan Insurance Services.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd. *	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is a holding company for Gartmore Riverview I, LLC.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
Siam Ar-Na-Khet Company Limited	Thailand		The company is a holding company.
TBG Advisory Services Corporation (d.b.a. TBG Advisors)	California		The company is an investment advisor.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Company	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements. As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

TBG Financial & Insurance Services Corporation of Hawaii	Hawaii		The corporation consults with corporate clients and financial institutions on the development and implementation of proprietary, private placement and institutional insurance products.
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for certain subsidiaries of the Nationwide group of companies.
The 401(k) Companies, Inc.	Texas		The company acts as a holding company for certain subsidiaries of the Nationwide group of companies.
The 401(k) Company	Texas		The company is a third-party administrator providing record-keeping services for 401(k) plans.
Titan Auto Agency, Inc. (d.b.a. Arlans Agency)	Michigan		The company is an insurance agency that primarily sells non-standard automobile insurance for Titan Insurance Company in Michigan.
Titan Auto Insurance of Pennsylvania, Inc.	Pennsylvania		The company is an insurance agency that operates as an employee agent "storefront" for Titan Indemnity Company in Pennsylvania. The company is currently inactive.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates as an employee agent "storefront" for Titan Indemnity Company in New Mexico.
Titan Holdings Service Corporation	Texas		The company acts as a holding company specifically for Titan corporate employees.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Titan National Auto Call Center, Inc.	Texas		The company is licensed as an insurance agency that operates as an employee agent "call center" for Titan Indemnity Company.
VertBois, SA*	Luxembourg		The company acts as a real property holding company.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Financial Corporation	Delaware		The company acts as a holding company specifically for corporate employees of the Victoria group of companies.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria Insurance Agency, Inc.	Ohio		The company is an insurance agency that acts as a broker for independent agents appointed with the Victoria companies in the State of Ohio.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent "storefront" for Titan Indemnity Company in Florida.
William J. Lynch and Associates, Inc.	California		The company specializes in the analysis and funding of corporate benefit liabilities.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 27. Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 14, 2006 was 544 and 1,022, respectively.

Item 28. Indemnification

Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VL Separate Account-C
Nationwide Variable Account	Nationwide VL Separate Account-D
Nationwide Variable Account-II	Nationwide VL Separate Account-G
Nationwide Variable Account-4	Nationwide VLI Separate Account-2
Nationwide Variable Account-5	Nationwide VLI Separate Account-3
Nationwide Variable Account-6	Nationwide VLI Separate Account-4
Nationwide Variable Account-7	Nationwide VLI Separate Account-6
Nationwide Variable Account-8	Nationwide VLI Separate Account-7
Nationwide Variable Account-9
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:
Chairman of the Board and Director	Mark D. Phelan
President	Rhodes B. Baker
Senior Vice President	William G. Goslee, Jr.
Vice President	Karen R. Colvin
Vice President	Scott A. Englehart
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President and Assistant Secretary	Thomas E. Barnes
Vice President-Compliance Officer	Barbara J. Shane
Associate Vice President and Secretary	Glenn W. Soden
Assistant Treasurer	E. Gary Berndt
Director	James D. Benson
Director	Keith I. Millner
The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215.

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30. Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215

Item 31. Management Services

Not Applicable

Item 32. Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9 certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Columbus, and State of Ohio on this 20th day of April, 2006.

NATIONWIDE VARIABLE ACCOUNT-9
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By/s/ STEVEN R. SAVINI
                Steven R. Savini

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 20th day of April, 2006.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA JAMES MILLER DE LOMBERA
Martha James Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By /s/ STEVEN R. SAVINI
Steven R. Savini
Attorney-in-Fact